Gartmore  Funds




                                       ANNUAL  REPORT

                                       October  31,  2002


                                       Nationwide Large  Cap  Growth  Fund
                                       Nationwide Small  Cap  Fund
                                       Nationwide S&P  500  Index  Fund
                                       Nationwide Mid  Cap  Market Index Fund
                                       Nationwide Small  Cap  Index  Fund
                                       Nationwide International  Index  Fund
                                       Nationwide Bond  Index  Fund
                                       Gartmore Morley Capital Accumulation Fund
                                       NorthPointe  Small  Cap  Value  Fund

     Gartmore
-------------------
Global  Investments
-------------------

================================================================================


CONTENTS

2   Nationwide  Large  Cap  Growth  Fund
6   Nationwide  Small  Cap  Fund
18  Nationwide  S&P  500  Index  Fund
28  Nationwide  Mid  Cap  Market  Index  Fund
35  Nationwide  Small  Cap  Index  Fund
58  Nationwide  International  Index  Fund
76  Nationwide  Bond  Index  Fund
93  Gartmore  Morley  Capital  Accumulation  Fund
96  NorthPointe  Small  Cap  Value  Fund

106 NOTES  TO  FINANCIAL  STATEMENTS

NATIONWIDE  LARGE  CAP                 Class A Shares symbol: NPGAX
GROWTH  FUND                           Class B Shares symbol: NPLBX
                                       Class C Shares symbol: NCLGX
                                       Institutional Service Class symbol: NPLIX

================================================================================


HOW  DID  THE  FUND  PERFORM?

The Fund outperformed on a relative basis, returning -19.42%* versus -19.62% for its benchmark, the Russell 1000(R) Growth Index.

For broader comparison, the S&P 500 Index returned -15.11% for the period.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  THE  PORTFOLIO'S
PERFORMANCE?

The equity markets staged a brief rally after the terrorist attacks of September 11, 2001. Shortly thereafter, however, a stretch of downbeat economic news prompted fears of a "double-dip" recession. Several high-profile cases involving corporate accounting and management scandals intensified investors' skepticism about the clarity and credibility of many companies' reported earnings. Heightened concern about a possible war with Iraq also contributed to investors' uneasiness.

Each of these factors, combined with a persistent weakness in corporate profits, hurt stock performance within all market sectors and capitalizations. The Fund was unable to avoid the generally negative conditions within the stock market.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM
PERFORMANCE?

While the Fund's holdings in both the health-care and information technology sectors fell, they outperformed similar stocks within the benchmark. Specific stocks that contributed most to the Fund's relative performance were overweights in foodservices company SYSCO Corp., Bank of America Corp., and Johnson & Johnson.

Conversely, stock selection in the commercial services sector detracted from performance. Among the Fund's least-successful holdings were overweights in AOL Time Warner Inc. and Siebel Systems, Inc. (since eliminated from the portfolio). An underweight position versus the benchmark in telecommunications company QUALCOMM Inc. also detracted from the Fund's return.

HOW  IS  THE  FUND  POSITIONED?

We continue to believe that cheaper stocks should outpace more expensive ones, and stocks with positive momentum should do better than those with downward momentum. In addition, we expect companies that are favored by fundamental research analysts and that have strong profit margins and sustainable earnings to outperform their peers. With that in mind, we anticipate remaining fully invested and expect that the value we add over time will be due to stock selection, as opposed to sector or size allocations.

PORTFOLIO  MANAGER:  Goldman  Sachs  Asset  Management-
Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.


PORTFOLIO  MARKET  VALUE:  $35,378,476
OCTOBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended October 31, 2002)

                                  1 YR.   INCEPTION(1)
------------------------------------------------------
Class A    w/o SC(2)             -19.42%        -8.37%
           w/SC(3)               -24.09%        -9.72%
------------------------------------------------------
Class B    w/o SC(2)             -19.80%        -9.19%
           w/SC(4)               -23.81%        -9.84%
------------------------------------------------------
Class C(5) w/o SC(2)             -19.90%        -9.19%
           w/SC(6)               -21.48%        -9.41%
------------------------------------------------------
Institutional Service Class(7)   -19.30%        -8.20%
------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund commenced operations on November 2, 1998.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.

6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

7    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

       NW Large Cap Growth      Benchmarks

Date         Class A       Russell 1000 Growth    CPI
11/2/1998     9,425        10,000                 10,000
10/31/1999   12,799        13,425                 10,256
10/31/2000   13,729        14,678                 10,610
10/31/2001    8,249         8,815                 10,835
10/31/2002    6,647         7,085                 11,064

Comparative performance of $10,000 invested in Class A shares of the Nationwide Large Cap Growth Fund, the Russell 1000 Growth Index (Russell 1000 Growth) (a), and the Consumer Price Index (CPI) (b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 1000 Growth is comprised of the 1,000 largest U.S. companies, based upon total market capitalization, whose stocks have a greater than average growth orientation.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                            2002 Annual Report 2

Statement of Investments
October 31, 2002

================================================================================


Nationwide Large Cap Growth Fund

Common Stocks (99.6%)
================================================================================

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
AEROSPACE (0.1%)
Lockheed Martin Corp.                                      600  $    34,740
                                                                ------------
----------------------------------------------------------------------------
AUTOMOBILES (1.0%)
General Motors Corp.                                     9,700      322,525
General Motors Corp. Class H (b)                         4,000       39,400
                                                                ------------
                                                                    361,925
                                                                ------------
----------------------------------------------------------------------------
BATTERIES (0.0%)
Energizer Holdings, Inc. (b)                                 1           30
                                                                ------------
----------------------------------------------------------------------------
BEVERAGES / SOFT DRINK (1.7%)
Coca-Cola Co.                                            6,400      297,472
PepsiCo, Inc.                                            6,700      295,470
                                                                ------------
                                                                    592,942
                                                                ------------
----------------------------------------------------------------------------
BIOTECHNOLOGY (0.5%)
Chiron Corp. (b)                                         3,700      146,150
Invitrogen Corp. (b)                                     1,300       36,244
                                                                ------------
                                                                    182,394
                                                                ------------
----------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (2.3%)
Fox Entertainment Group, Inc. (b)                       14,500      353,945
Hearst - Argyle Television, Inc. (b)                     2,800       69,692
Viacom, Inc. Class B (b)                                 8,770      391,230
                                                                ------------
                                                                    814,867
                                                                ------------
----------------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (0.6%)
BearingPoint, Inc. (b)                                  11,800       92,040
Rockwell International Corp.                             6,900      114,195
                                                                ------------
                                                                    206,235
                                                                ------------
----------------------------------------------------------------------------
CAPITAL GOODS (5.6%)
3M Co.                                                     900      114,246
General Electric Co.                                    73,300    1,850,825
                                                                ------------
                                                                  1,965,071
                                                                ------------
----------------------------------------------------------------------------
CHEMICALS (0.3%)
Ecolab, Inc.                                             1,900       91,675
                                                                ------------
----------------------------------------------------------------------------
COMPUTER EQUIPMENT (6.8%)
Activision, Inc. (b)                                     1,300       26,650
Dell Computer Corp. (b)                                 30,300      866,883
Intel Corp.                                             48,000      830,400
International Business Machines Corp.                    7,100      560,474
Lexmark International, Inc. Class A (b)                  1,800      106,956
                                                                ------------
                                                                  2,391,363
                                                                ------------
----------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (9.7%)
Cisco Systems, Inc. (b)                                 52,100      582,478
First Data Corp.                                         4,600      160,724
J.D. Edwards & Co. (b)                                   3,300       39,138
Microsoft Corp. (b)                                     42,000    2,245,740

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
SanDisk Corp. (b)                                        1,900  $    37,563
Sybase, Inc. (b)                                         2,300       29,463
Symantec Corp. (b)                                       5,400      216,000
Tech Data Corp. (b)                                      1,800       57,510
Unisys Corp. (b)                                         3,500       30,555
                                                                ------------
                                                                  3,399,171
                                                                ------------
----------------------------------------------------------------------------
CONSUMER PRODUCTS (4.3%)
Avon Products, Inc.                                      4,500      218,205
Clorox Co. (The)                                           900       40,437
Colgate-Palmolive Co.                                    7,400      406,852
Danaher Corp.                                            1,700       98,345
Procter & Gamble Co.                                     7,900      698,755
Scotts Co. (The) (b)                                     1,100       52,360
                                                                ------------
                                                                  1,514,954
                                                                ------------
----------------------------------------------------------------------------
CONTAINERS (0.2%)
Ball Corp.                                               1,500       72,645
                                                                ------------
----------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT (0.3%)
Certegy, Inc. (b)                                        3,000       63,000
Dun & Bradstreet Corp. (b)                               1,300       47,515
                                                                ------------
                                                                    110,515
                                                                ------------
----------------------------------------------------------------------------
DRUGS (11.6%)
AmerisourceBergen Corp.                                  5,159      367,063
Amgen, Inc. (b)                                         16,488      767,681
Eli Lilly & Co.                                            800       44,400
Forest Laboratories, Inc. Class A (b)                    2,300      225,377
IDEC Pharmaceuticals Corp. (b)                           2,100       96,642
Merck & Co., Inc.                                        7,900      428,496
Pfizer, Inc.                                            49,675    1,578,175
Pharmacia & Upjohn, Inc.                                10,400      447,200
Wyeth                                                    4,000      134,000
                                                                ------------
                                                                  4,089,034
                                                                ------------
----------------------------------------------------------------------------
EDUCATIONAL SERVICES (0.5%)
Apollo Group, Inc. (b)                                   3,900      161,850
                                                                ------------
----------------------------------------------------------------------------
ELECTRONICS (2.9%)
Analog Devices, Inc. (b)                                 1,400       37,520
Applied Materials, Inc. (b)                              6,500       97,695
Arrow Electronics, Inc. (b)                             12,300      161,499
Avnet, Inc.                                             14,800      137,640
Integrated Circuit Systems, Inc. (b)                     2,700       55,188
Jabil Circuit, Inc. (b)                                  2,600       40,118
Maxim Integrated Products, Inc.                          1,200       38,208
Microchip Technology, Inc. (b)                          10,700      261,080
QLogic Corp. (b)                                         1,000       34,810
Texas Instruments, Inc.                                  7,000      111,020
Vishay Intertechnology, Inc. (b)                         5,550       57,165
                                                                ------------
                                                                  1,031,943
                                                                ------------


                                                            2002 Annual Report 3

Statement of Investments (Continued)
October 31, 2002

================================================================================


Nationwide Large Cap Growth Fund (Continued)

Common Stocks (continued)
================================================================================

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
FINANCIAL / BANKS (2.6%)
Bank of America Corp.                                    5,000  $   349,000
Citigroup, Inc.                                         11,900      439,705
Hudson City Bancorp, Inc.                                3,600       67,104
New York Community Bancorp, Inc.                         1,200       34,872
Regions Financial Corp.                                  1,000       33,870
                                                                ------------
                                                                    924,551
                                                                ------------
----------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (4.1%)
American Express Co.                                     5,900      214,583
Bear Stearns Cos., Inc. (The)                            5,500      335,775
Countrywide Credit Industries, Inc.                      1,600       80,496
Fannie Mae                                               3,900      260,754
Freddie Mac                                              2,100      129,318
MBNA Corp.                                              15,050      305,666
Merrill Lynch & Co., Inc.                                2,700      102,465
                                                                ------------
                                                                  1,429,057
                                                                ------------
----------------------------------------------------------------------------
FOOD & RELATED (2.4%)
Archer-Daniels-Midland Co.                               3,100       42,222
Kraft Foods, Inc.                                        9,800      387,100
Philip Morris Cos., Inc.                                 2,300       93,725
Tyson Foods, Inc. Class A                               28,400      314,388
                                                                ------------
                                                                    837,435
                                                                ------------
----------------------------------------------------------------------------
HEALTHCARE (13.0%)
Abbott Laboratories                                      5,100      213,537
Becton Dickinson & Co.                                   6,600      194,766
Boston Scientific Corp. (b)                              3,800      142,994
Cardinal Health, Inc.                                    8,618      596,452
Charles River Laboratories International, Inc. (b)       1,300       47,775
Guidant Corp. (b)                                        2,100       62,097
Henry Schein, Inc. (b)                                     700       35,119
Johnson & Johnson                                       25,500    1,498,124
McKesson HBOC, Inc.                                     13,300      396,473
Medtronic, Inc.                                          3,300      147,840
Mid Atlantic Medical Services, Inc. (b)                  4,200      152,880
PacifiCare Health Systems, Inc. (b)                      2,400       70,944
Patterson Dental Co. (b)                                 1,400       72,114
Stryker Corp.                                            1,600      100,960
UnitedHealth Group, Inc.                                 5,700      518,415
Wellpoint Health Networks, Inc. (b)                      1,700      127,857
Zimmer Holdings, Inc. (b)                                4,500      185,490
                                                                ------------
                                                                  4,563,837
                                                                ------------
----------------------------------------------------------------------------
INSTRUMENTS (1.7%)
Applera Corp. (b)                                       11,400      230,622
Fisher Scientific International, Inc. (b)                1,800       51,480
Johnson Controls, Inc.                                   2,700      210,600
Thermo Electron Corp. (b)                                5,000       91,950
                                                                ------------
                                                                    584,652
                                                                ------------

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
INSURANCE (4.3%)
Aetna, Inc.                                              8,300  $   334,490
American International Group, Inc.                       2,700      168,885
CNA Financial Corp. (b)                                  3,900      102,687
Loews Corp.                                              7,800      336,492
Marsh & McLennan Cos., Inc.                              6,600      308,286
Prudential Financial, Inc. (b)                           8,400      245,280
                                                                ------------
                                                                  1,496,120
                                                                ------------
----------------------------------------------------------------------------
MANUFACTURING (0.1%)
ITT Industries, Inc.                                       700       45,486
                                                                ------------
----------------------------------------------------------------------------
MINING (0.1%)
Newmont Mining Corp.                                     1,400       34,608
                                                                ------------
----------------------------------------------------------------------------
MOTOR VEHICLES (0.1%)
Polaris Industries, Inc.                                   500       31,495
                                                                ------------
----------------------------------------------------------------------------
MULTI-MEDIA (0.5%)
AOL Time Warner, Inc. (b)                                6,800      100,300
Cox Radio, Inc. (b)                                      2,900       68,846
                                                                ------------
                                                                    169,146
                                                                ------------
----------------------------------------------------------------------------
OIL & GAS (1.2%)
Amerada Hess Corp.                                         700       35,910
National-Oilwell, Inc. (b)                               1,800       37,530
Occidental Petroleum Corp.                               1,800       51,354
Transocean Sedco Forex, Inc.                            13,900      305,522
                                                                ------------
                                                                    430,316
                                                                ------------
----------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp.                                      1,400       33,306
                                                                ------------
----------------------------------------------------------------------------
PRINTING & PUBLISHING (0.2%)
Valassis Communications, Inc. (b)                        3,400       87,720
                                                                ------------
----------------------------------------------------------------------------
RAW MATERIALS (0.1%)
Schulman, Inc.                                           2,400       42,000
                                                                ------------
----------------------------------------------------------------------------
REAL ESTATE (0.2%)
Rouse Co. (The)                                          1,200       35,580
St. Joe Co. (The)                                        1,200       35,016
                                                                ------------
                                                                     70,596
                                                                ------------
----------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT (0.1%)
Rent-A-Center, Inc. (b)                                    700       31,045
                                                                ------------
----------------------------------------------------------------------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc.                                 3,200       60,736
                                                                ------------


                                                            2002 Annual Report 4

================================================================================


Common Stocks (continued)
================================================================================

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
RETAIL (10.6%)
Big Lots, Inc. (b)                                       2,100  $    34,860
CVS Corp.                                                2,400       66,552
Dillard's, Inc. Class A                                  2,100       34,629
Home Depot, Inc.                                        22,800      658,464
Limited, Inc. (The)                                     12,100      189,607
Lowe's Cos., Inc.                                       11,600      484,068
Office Depot, Inc. (b)                                   2,200       31,658
Petsmart, Inc. (b)                                       6,800      129,948
Ross Stores, Inc.                                        1,000       41,850
Saks, Inc. (b)                                           3,300       35,805
Sherwin Williams Co.                                     5,700      155,895
Target Corp.                                            10,600      319,272
TJX Cos., Inc.                                           2,000       41,040
Wal-Mart Stores, Inc.                                   28,100    1,504,755
                                                                ------------
                                                                  3,728,403
                                                                ------------
----------------------------------------------------------------------------
RETAIL / FOOD & DRUG (1.9%)
Supervalu, Inc.                                          7,400      124,320
Sysco Corp.                                             16,600      525,888
                                                                ------------
                                                                    650,208
                                                                ------------
----------------------------------------------------------------------------
SERVICES (3.9%)
ARAMARK Corp. (b)                                        2,500       52,750
Deluxe Corp.                                             5,600      258,832
eBay, Inc. (b)                                             900       56,916
Hotels.com (b)                                           1,600       99,760
Manpower, Inc.                                           2,700       92,070
Moody's Corp.                                            8,800      414,480
Oracle Corp. (b)                                        30,700      312,833
Waste Management, Inc.                                   1,500       34,530
Yahoo!, Inc. (b)                                         3,600       53,712
                                                                ------------
                                                                  1,375,883
                                                                ------------
----------------------------------------------------------------------------
SHIPPING/TRANSPORTATION (0.4%)
Airborne, Inc.                                           3,600       46,404
Federal Express Corp.                                      800       42,552
United Parcel Service, Inc. Class B                      1,000       60,010
                                                                ------------
                                                                    148,966
                                                                ------------
----------------------------------------------------------------------------
TECHNOLOGY (0.6%)
Ingram Micro, Inc. (b)                                  15,600      223,548
                                                                ------------
----------------------------------------------------------------------------
TELECOMMUNICATIONS (1.8%)
AT&T Wireless Services, Inc. (b)                         9,700       66,639
BCE, Inc.                                                4,100       71,135
Citizens Communications Co. (b)                          4,600       38,272
EarthLink, Inc. (b)                                      4,700       28,717
PanAmSat Corp. (b)                                       8,300      161,850
Sprint Corp., FON Group                                 11,400      141,588
US Cellular Corp. (b)                                    4,100      113,160
Worldcom, Inc.-WorldCom Group (b)                            1            0

                                                    SHARES OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
----------------------------------------------------------------------------
TELECOMMUNICATIONS (continued)
Worldcom, Inc. - MCI Group                                   1  $         0
                                                                ------------
                                                                    621,361
                                                                ------------
----------------------------------------------------------------------------
TOBACCO (0.9%)
Carolina Group                                           1,500       30,000
R.J. Reynolds Tobacco Holdings, Inc.                     7,000      283,850
                                                                ------------
                                                                    313,850
                                                                ------------
----------------------------------------------------------------------------
TOYS (0.1%)
Mattel, Inc.                                             2,300       42,228
                                                                ------------

TOTAL COMMON STOCKS                                              34,997,907
                                                                ------------


REPURCHASE AGREEMENT (1.1%)
============================================================================
Fifth Third Bank, 1.67%, dated 10/31/02,
  due 11/01/02 repurchase price $380,587
  (Fully collateralized by
  Freddie Mac Gold Securities)                      $  380,569      380,569
                                                                ------------

TOTAL REPURCHASE AGREEMENT                                          380,569
                                                                ------------

TOTAL INVESTMENTS (COST $41,644,948) (A) - 100.7%                35,378,476

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                     (241,720)
                                                                ------------

NET ASSETS - 100.0%                                             $35,136,756
                                                                ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)  Denotes a non - income producing security.


At October 31, 2002, the Fund's open long futures contracts were as follows:

                                          Market Value     Unrealized
Number of      Long                        Covered by     Appreciation
Contracts    Contracts*      Expiration     Contracts    (Depreciation)
-----------------------------------------------------------------------
    4      S&P 500 E-mini    12/20/02       $177,080         $(565)

*    Cash pledged as collateral.


SEE  NOTES  TO  FINANCIAL  STATEMENTS.


                                                            2002 Annual Report 5

NATIONWIDE SMALL CAP FUND              Class A Shares symbol: NPSAX
                                       Class B Shares symbol: NPSBX
                                       Class C Shares symbol: NCSGX
                                       Institutional Service Class symbol: NSIXS

================================================================================


HOW  DID  THE  FUND  PERFORM?

The Fund outperformed on a relative basis, returning -10.94%* versus -11.57% for its benchmark, the Russell 2000(R) Index.

For broader comparison, the S&P 500 Index returned -15.11% for the year.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  THE  PORTFOLIO'S
PERFORMANCE?

The market carried a lot of psychological "overhead," including the aftermath of the September 11, 2001, terrorist attacks. The anthrax scares, the wavering recovery from recession, accounting inaccuracies, the war on terror and the potential war with Iraq combined to keep stock markets mired in uncertainty during the fiscal year. Still, benchmark and Fund returns remained positive on a year-to-date basis until the double-digit decline in July, which brought year-to-date returns for both into negative territory.

Stocks across many market capitalizations suffered declines during the year. Smallcap stocks were no exception, although they did outperform their mid-cap and large-cap counterparts.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM
PERFORMANCE?

The Fund outperformed in the seven most heavily weighted sectors in the benchmark: financials, technology, health care, consumer cyclicals, commercial services, basic materials and consumer services. In aggregate, these sectors accounted for more than 80% of the benchmark weight as of October 31, 2002. Underperformers were the six lowest-weighted sectors, which account for approximately 20% of the benchmark weight. These included industrials, energy, utilities, consumer non-cyclicals, transportation and telecommunications.

HOW  IS  THE  FUND  POSITIONED?

The Fund has a core orientation and therefore invests in all industries and sectors contained in the benchmark, with portfolio weights rebalanced to within 1.5% of the benchmark weights. We seek to add value through stock selection within each sector. Individual stock positions are rebalanced to within 1% of the benchmark weights, and the portfolio is kept fully invested.

Near the end of the fiscal year, very-low-priced stocks-of generally low quality- enjoyed strong performances as they rebounded from recent lows. We view this as a temporary phenomenon unlikely to continue in the longer term. In general, our research suggests that very-low-priced stocks underperform over the long term, and therefore we do not invest in them.

Currently, the Fund is fully invested and we plan to maintain its core orientation: seeking to outperform the benchmark through stock selection within each sector.

We will continue to apply our proven stock selection discipline, investing in smallcompany stocks that rank highly in the four fundamental concepts used by our model: earnings momentum, management action, price trend and relative value. We expect that as the economic recovery gains momentum, the portfolio will benefit from its investments in small-size quality companies-those that generally react quickly to changing economic conditions and, therefore, usually lead out of recoveries.

PORTFOLIO  MANAGER:  INVESCO,  Inc.-Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $27,066,464
OCTOBER  31,  2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended October 31, 2002)

                                 1 YR.   INCEPTION1
----------------------------------------------------
Class A    w/o SC(2)            -10.94%        1.52%
           w/SC(3)              -16.07%        0.03%
----------------------------------------------------
Class B    w/o SC(2)            -11.50%        0.89%
           w/SC(4)              -15.92%        0.20%
----------------------------------------------------
Class C(5) w/o SC(2)            -11.48%        0.95%
           w/SC(6)              -13.26%        0.70%
----------------------------------------------------
Institutional Service Class(7)  -10.79%        1.70%
----------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund commenced operations on November 2, 1998.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

5 These returns include performance based on Class B shares, which was achieved prior to the creation of Class C shares (3/1/01). These returns have been restated for sales charges but not for fees applicable to Class C shares. Had Class C been in existence for the time periods presented, the performance of Class C shares would have been similar assuming similar expenses.

6 A 1.00% front-end sales charge was deducted. A CDSC of 1.00% was also deducted from the one year return because it is charged when you sell Class C shares within the first year after purchase.

7    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

       NW Small Cap Growth    Benchmarks

Date         Class A          Russell 2000     CPI
11/2/1998     9,425           10,000           10,000
10/31/1999   10,573           11,487           10,256
10/31/2000   12,503           13,486           10,610
10/31/2001   11,241           11,774           10,835
10/31/2002   10,011           10,411           11,064

Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Fund, the Russell 2000 Index (Russell 2000) (a), and the Consumer Price Index (CPI) (b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is comprised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                            2002 Annual Report 6

Statement of Investments
October 31, 2002

================================================================================


Nationwide Small Cap Fund

Common Stocks (95.4%)
================================================================================

                                                    SHARES OR
                                                    PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
AEROSPACE (0.2%)
Ducommun, Inc. (b)                                      2,000   $    25,380
Moog, Inc. Class A (b)                                    700        18,599
                                                                -----------
                                                                     43,979
                                                                -----------
---------------------------------------------------------------------------
AGRICULTURE (0.1%)
Embrex, Inc. (b)                                        2,000        22,400
                                                                -----------
---------------------------------------------------------------------------
APPAREL (1.5%)
Kellwood Co.                                            7,300       170,455
Mothers Work, Inc. (b)                                  1,600        57,648
Phillips-Van Heusen Corp.                               5,300        71,656
Russell Corp.                                           6,300        97,902
Unifirst Corp.                                          1,000        19,990
                                                                -----------
                                                                    417,651
                                                                -----------
---------------------------------------------------------------------------
APPLIANCES (0.5%)
York International Corp.                                6,000       141,120
                                                                -----------
---------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (1.6%)
Dura Automotive Systems, Inc. (b)                       5,600        47,432
Pep Boys-Manny, Moe & Jack                             12,500       145,000
Polaris Industries, Inc.                                2,500       157,475
Tenneco Automotive, Inc. (b)                           14,300        82,225
                                                                -----------
                                                                    432,132
                                                                -----------
---------------------------------------------------------------------------
BANKING (6.5%)
Amcore Financial, Inc.                                  2,500        57,825
BancorpSouth, Inc.                                      3,000        56,850
Bank of the Ozarks, Inc.                                1,100        25,399
Bankatlantic Bancorp Class B                            2,100        19,572
Banner Corp.                                              700        12,915
Bay State Bancorp, Inc.                                   500        11,650
Cathay Bancorp, Inc.                                    1,500        60,375
City Holding Co.                                        1,900        53,409
Community First Bankshares, Inc.                        6,200       169,942
Connecticut Bancshares, Inc.                            1,300        50,271
CPB, Inc.                                                 800        39,200
Dime Community Bancshares                               1,400        29,400
First Commonwealth Financial Corp.                      3,300        39,072
First Essex Bancorp                                       900        34,272
First Midwest Bancgroup, Inc.                           2,300        63,917
Firstbank Corp.                                         6,000       150,180
Flagstar Bancorp                                        5,500       105,875
Hawthorne Financial Corp. (b)                             900        25,335
Iberiabank Corp.                                          800        29,480
ITLA Capital Corp. (b)                                    600        18,360
Local Financial Corp. (b)                               2,900        41,412
Mb Financial, Inc.                                        600        20,340
New Century Financial Corp.                             4,700        99,170
Oriental Financial Group, Inc.                          1,700        39,695
Pacific Capital Bancorp                                 3,800       101,954

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
BANKING (continued)
Prosperity Bancshares, Inc.                             1,500   $    28,155
Staten Island Bancorp, Inc.                             7,900       145,992
Sterling Bancorp                                          700        19,740
Susquehanna Bancshares, Inc.                            4,600        97,520
Trustmark Corp.                                         2,100        47,481
UMB Financial Corp.                                     1,600        62,464
                                                                -----------
                                                                  1,757,222
                                                                -----------
---------------------------------------------------------------------------
BUILDING MATERIALS (2.2%)
Centex Construction Products, Inc.                      1,400        47,810
Hughes Supply, Inc.                                     7,300       249,295
LSI Industries, Inc.                                    1,500        15,375
M/I Schottenstein Homes, Inc.                           1,500        48,615
Meritage Corp. (b)                                      1,900        76,000
Omnova Solutions, Inc. (b)                              4,200        16,758
Ryland Group, Inc.                                        900        37,440
USG Corp. (b)                                           8,400        37,548
Walter Industries, Inc.                                 6,800        74,460
                                                                -----------
                                                                    603,301
                                                                -----------
---------------------------------------------------------------------------
BUSINESS EQUIPMENT & SERVICES (3.3%)
Angelica Corp.                                          2,200        51,370
CDI Corp. (b)                                           4,000       106,360
Consolidated Graphics, Inc. (b)                         2,100        35,595
Freemarkets, Inc. (b)                                   5,600        40,208
IKON Office Solutions, Inc.                            17,000       120,360
New England Business Services, Inc.                     1,800        40,536
Overture Services, Inc. (b)                             3,200        88,096
Per-Se Technologies, Inc. (b)                           3,200        27,200
Pittston Brink's Group                                 10,800       228,636
Right Management Consultants, Inc. (b)                  6,900        90,942
US Oncology, Inc. (b)                                   7,600        60,876
                                                                -----------
                                                                    890,179
                                                                -----------
---------------------------------------------------------------------------
CAPITAL GOODS (1.2%)
Briggs & Stratton Corp.                                 6,200       238,390
C&D Technologies, Inc.                                  1,200        19,140
Donaldson Company, Inc.                                 1,100        34,727
Milacron, Inc.                                          6,600        37,620
                                                                -----------
                                                                    329,877
                                                                -----------
---------------------------------------------------------------------------
CHEMICALS (1.3%)
Albemarle Corp.                                         3,000        84,360
Arch Chemicals, Inc.                                    5,500       102,795
Cytec Industries, Inc. (b)                              1,800        43,578
Octel Corp.                                             1,600        28,432
Solutia, Inc.                                          15,500        68,975
TETRA Technologies, Inc. (b)                            1,300        27,105
                                                                -----------
                                                                    355,245
                                                                -----------


                                                            2002 Annual Report 7

Statement of Investments (Continued)
October 31, 2002

================================================================================


Nationwide Small Cap Fund (Continued)

Common Stocks (continued)
================================================================================

                                                   SHARES OR
                                                   PRINCIPAL
                                                    AMOUNT         VALUE
---------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (6.9%)
Ansys, Inc. (b)                                         1,900   $    37,240
Asiainfo Holdings, Inc. (b)                             5,400        16,794
Checkfree Corp. (b)                                     3,100        50,468
Checkpoint Systems, Inc. (b)                            5,500        55,550
Citrix Systems, Inc. (b)                                1,300         9,815
Cognizant Technology Solutions Corp. (b)                2,300       152,191
Compucom Systems, Inc. (b)                              4,700        26,931
Computer Programs & Systems, Inc. (b)                     700        15,645
Concord Communications, Inc. (b)                        4,100        29,971
Dendrite International, Inc. (b)                        5,600        34,552
DoubleClick, Inc. (b)                                   1,800        12,600
Drexler Technology Corp. (b)                            2,000        36,140
Epiq Systems, Inc. (b)                                  2,100        35,049
Eresearch Technology, Inc. (b)                          5,300        76,903
Foundry Networks, Inc. (b)                              4,200        29,694
Gartner Group, Inc. Class B (b)                        10,600        85,436
Inter-Tel, Inc.                                         5,900       159,477
Iomega Corp. (b)                                        4,900        42,140
Keynote Systems, Inc. (b)                               3,500        27,160
Kronos, Inc. (b)                                        2,100        75,369
ManTech International Corp. (b)                         2,300        56,925
NDC Health Corp.                                        4,000        70,600
Neoware Systems, Inc. (b)                                 500         6,450
Netscreen Technologies, Inc. (b)                        2,600        34,242
Numerical Technologies, Inc. (b)                        1,900         7,714
Overland Storage, Inc. (b)                              2,100        26,901
Pinnacle Systems, Inc. (b)                              7,300        86,797
Rainbow Technologies, Inc. (b)                          3,400        20,740
Red Hat, Inc. (b)                                       8,300        37,267
RSA Security, Inc. (b)                                  2,600        11,622
SanDisk Corp. (b)                                       7,300       144,321
Scan Source, Inc. (b)                                   1,300        78,130
SS&C Technologies, Inc. (b)                             2,700        30,453
Sykes Enterprises, Inc. (b)                             5,100        16,932
Transaction Systems Architects, Inc. (b)                5,900        44,014
Turnstone Systems, Inc. (b)                             3,400         8,772
Webex Communications, Inc. (b)                          2,200        34,496
Western Digital Corp. (b)                               2,800        17,332
Zoran Corp. (b)                                         6,700       100,433
                                                                -----------
                                                                  1,843,266
                                                                -----------
---------------------------------------------------------------------------
CONSUMER GOODS & SERVICES (3.1%)
A.O. Smith Corp.                                        5,500       120,780
Chattem, Inc. (b)                                       2,200        92,268
Coinstar, Inc. (b)                                      5,500       164,945
Crown Cork & Seal Co., Inc. (b)                         9,000        57,600
Department 56, Inc. (b)                                 3,900        49,140
Intermet Corp.                                          8,900        35,600
Interstate Bakeries Corp.                               1,400        34,874
Jarden Corp. (b)                                        3,300        78,969
Kaydon Corp.                                              700        13,979
Nu Skin Enterprises, Inc.                               3,400        39,066

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
CONSUMER GOODS & SERVICES (continued)
Playtex Products, Inc. (b)                              1,200   $    10,440
Stewart Enterprises, Inc. Class A (b)                  11,100        60,717
TBC Corp. (b)                                           2,900        33,611
The Advisory Board Co. (b)                              1,300        41,665
                                                                -----------
                                                                    833,654
                                                                -----------
---------------------------------------------------------------------------
CONTAINERS (0.1%)
Greif Brothers Corp. Class A                              700        17,773
                                                                -----------
---------------------------------------------------------------------------
DISTRIBUTION (0.9%)
Airborne, Inc.                                          2,900        37,381
Aviall, Inc. (b)                                        4,400        41,052
Handleman Co. (b)                                      11,300       112,887
Keystone Automotive Industries, Inc. (b)                1,800        27,018
Owens & Minor, Inc.                                     1,500        22,080
                                                                -----------
                                                                    240,418
                                                                -----------
---------------------------------------------------------------------------
DIVERSIFIED (0.4%)
Federal Signal Corp.                                    5,700        96,273
U.S. Industries, Inc. (b)                               9,800        22,540
                                                                -----------
                                                                    118,813
                                                                -----------
---------------------------------------------------------------------------
DRUGS (1.9%)
ArQule, Inc. (b)                                        4,000        22,960
Biosite, Inc. (b)                                       4,800       138,624
Endo Pharmaceuticals Holdings, Inc. (b)                 2,100        14,238
Idexx Laboratories, Inc. (b)                            4,400       151,800
NBTY, Inc. (b)                                          7,400       115,070
Neurocrine Biosciences, Inc. (b)                          800        35,920
Noven Pharmaceuticals, Inc. (b)                         2,500        32,025
                                                                -----------
                                                                    510,637
                                                                -----------
---------------------------------------------------------------------------
EDUCATIONAL SERVICES (0.4%)
Renanissance Learning, Inc. (b)                         1,200        23,376
Sylvan Learning Systems, Inc. (b)                       6,200        94,674
                                                                -----------
                                                                    118,050
                                                                -----------
---------------------------------------------------------------------------
ELECTRONICS (5.2%)
Advanced Neuromodulation Systems, Inc. (b)                800        24,392
Applica, Inc. (b)                                       6,500        38,870
Artesyn Technologies, Inc. (b)                          3,100         5,518
Artisan Components, Inc. (b)                            2,700        35,181
Belden, Inc.                                            2,500        34,625
Benchmark Electronics, Inc. (b)                         6,600       146,916
Cable Design Technologies Corp. (b)                     8,300        40,670
Cree, Inc. (b)                                          3,500        60,375
Cyberonics, Inc. (b)                                    2,700        43,200
Docucorp International, Inc. (b)                        7,400        58,460
Exar Corp. (b)                                            500         6,300
Hypercom Corp. (b)                                      4,900        10,780


                                                            2002 Annual Report 8

================================================================================


Common Stocks (continued)
================================================================================

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
---------------------------------------------------------------------------
ELECTRONICS (continued)
Integrated Electrical Services, Inc. (b)                5,500   $    20,900
Invision Technologies, Inc. (b)                           900        31,869
Itron, Inc. (b)                                         2,200        48,158
Keithley Instruments, Inc.                              4,100        36,080
Merix Corp, Inc. (b)                                    2,200        19,822
Methode Electronics, Inc.                               9,200        84,548
MTS Systems Corp.                                       2,400        24,408
Northwestern Corp.                                     17,300       147,050
OmniVision Technologies, Inc. (b)                      11,700       132,444
Possis Medical, Inc. (b)                                2,800        31,279
Power Integrations, Inc. (b)                            4,500        79,380
RadiSys Corp. (b)                                       3,800        25,422
Roxio, Inc. (b)                                         2,700         8,265
Sonic Solutions (b)                                     7,200        54,000
Stoneridge, Inc. (b)                                    3,000        29,070
The Genlyte Group, Inc. (b)                             1,000        37,350
Thomas & Betts Corp. (b)                                2,400        39,744
Ultratech Stepper, Inc. (b)                             6,700        58,960
                                                                -----------
                                                                  1,414,036
                                                                -----------
---------------------------------------------------------------------------
ENERGY (1.1%)
Headwaters, Inc. (b)                                    2,700        46,305
Input/Output, Inc. (b)                                  5,100        22,185
Oceaneering International, Inc. (b)                     5,300       146,810
Woodward Governor Co.                                   2,100        79,863
                                                                -----------
                                                                    295,163
                                                                -----------
---------------------------------------------------------------------------
ENTERTAINMENT (1.0%)
Championship Auto Racing Teams, Inc. (b)                2,000         9,520
Emmis Communications Corp. (b)                          1,300        28,366
Movie Gallery, Inc. (b)                                 3,600        65,484
Pinnalce Entertainment (b)                                700         5,215
Regent Communications, Inc. (b)                         2,700        16,335
Sinclair Broadcast Group, Inc. Class A (b)              8,200        97,006
World Wrestling Entertainment, Inc. (b)                 2,700        21,384
Young Broadcasting, Inc. Class A (b)                    4,100        41,000
                                                                -----------
                                                                    284,310
                                                                -----------
---------------------------------------------------------------------------
FINANCIAL / BANKS (3.8%)
Commercial Federal Corp.                               12,500       290,625
Corus Bankshares, Inc.                                  1,300        57,863
Flushing Financial Corp.                                1,600        27,024
GBC Bancorp                                               400         8,120
Hudson United Bancorp                                   2,600        79,170
Irwin Financial Corp.                                   5,200        75,400
J2 Global Communications, Inc. (b)                      1,900        52,117
Oceanfirst Financial Corp.                              1,500        32,025
Provident Bankshares Corp.                              3,200        72,323
R & G Finanical Corp. Class B                           2,900        69,281
Saxon Capital, Inc. (b)                                 2,000        21,400
Washington Federal, Inc.                                  800        19,728

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
FINANCIAL / BANKS (continued)
West America Bank Corp.                                 3,800   $   161,424
WSFS Financial Corp.                                    1,800        51,246
                                                                -----------
                                                                  1,017,746
                                                                -----------
---------------------------------------------------------------------------
FINANCIAL / MISCELLANEOUS (1.6%)
DVI, Inc. (b)                                           1,300        11,375
FirstFed Financial Corp. (b)                            4,300       116,530
Fremont General Corp.                                  11,500        56,925
Friedman, Billings, Ramsey Group, Inc. (b)              6,200        61,876
LendingTree, Inc. (b)                                   7,300        89,425
Stewart Information Services Corp. (b)                  2,900        60,175
Triad Guaranty, Inc. (b)                                1,300        47,658
                                                                -----------
                                                                    443,964
                                                                -----------
---------------------------------------------------------------------------
FOOD & RELATED (1.2%)
Boston Beer Company, Inc. Class A (b)                   2,400        37,632
Chiquita Brands International, Inc. (b)                 7,200        88,128
Pilgrim's Pride Corp.                                   2,200        13,662
Ralcorp Holding, Inc. (b)                               8,800       198,968
                                                                -----------
                                                                    338,390
                                                                -----------
---------------------------------------------------------------------------
HEALTHCARE (3.3%)
Affymetrix, Inc. (b)                                      600        15,660
Beverly Enterprises, Inc. (b)                           6,900        15,456
Diagnostic Products Corp.                               1,100        45,375
Diversa Corp. (b)                                       4,600        44,712
Enzon, Inc. (b)                                         1,700        32,980
Kindred Healthcare, Inc. (b)                              400         5,500
Luminex Corp. (b)                                       4,800        31,248
Mentor Corp.                                            5,700       216,030
Mid Atlantic Medical Services, Inc. (b)                 3,100       112,840
PSS World Medical, Inc. (b)                             6,600        50,424
Tanox, Inc. (b)                                         4,100        39,565
Techne Corp. (b)                                        6,800       224,400
Zoll Medical Corp. (b)                                  2,100        68,145
                                                                -----------
                                                                    902,335
                                                                -----------
---------------------------------------------------------------------------
HOTELS / MOTELS (1.0%)
Aztar Corp. (b)                                        12,700       171,577
Choice Hotels International, Inc. (b)                   4,500        89,010
LA Quinta Corp. (b)                                     3,000        13,230
                                                                -----------
                                                                    273,817
                                                                -----------
---------------------------------------------------------------------------
INSURANCE (2.7%)
Allmerica Financial Corp.                               7,800        66,378
American Medical Security Group, Inc. (b)               6,400        78,592
American National Financial, Inc.                       1,900        22,477
Commerce Group, Inc.                                    1,600        54,800
Delphi Financial Group, Inc.                            1,500        58,125
FPIC Insurance Group, Inc. (b)                          2,300         8,740
LandAmerica Financial Group, Inc.                       5,300       188,150


                                                            2002 Annual Report 9

Statement of Investments (Continued)
October 31, 2002

================================================================================


Nationwide Small Cap Fund (Continued)

Common Stocks (continued)
================================================================================

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
INSURANCE (continued)
PMA Capital Corp. Class A                               1,000   $    13,600
Stancorp Financial Group, Inc.                          4,500       243,000
                                                                -----------
                                                                    733,862
                                                                -----------
---------------------------------------------------------------------------
INTERNET (1.2%)
eSPEED, Inc. (b)                                        3,700        53,872
Register.com, Inc. (b)                                  5,800        21,924
S1 Corp. (b)                                            3,900        17,273
United Online, Inc. (b)                                 3,600        43,056
Websense, Inc. (b)                                      9,200       185,748
                                                                -----------
                                                                    321,873
                                                                -----------
---------------------------------------------------------------------------
MACHINERY (2.7%)
Advanced Energy Industries, Inc. (b)                    2,100        25,431
Cascade Corp. (b)                                       2,300        30,291
Global Power Equipment Group, Inc. (b)                  8,100        33,210
Lennox International, Inc.                              8,500       109,990
Lincoln Electric Holdings, Inc.                         4,000        94,160
Powell Industries, Inc. (b)                               800        12,568
Tecumseh Products Co.                                   2,100        95,256
The Manitowoc Company, Inc.                               700        16,513
Toro Co.                                                4,400       280,984
Unova, Inc. (b)                                         6,900        34,500
                                                                -----------
                                                                    732,903
                                                                -----------
---------------------------------------------------------------------------
MANUFACTURING (0.5%)
Cabot Microelectronics Corp. (b)                          900        40,851
Griffon Corp. (b)                                       2,700        31,185
Varian, Inc. (b)                                        2,000        58,820
                                                                -----------
                                                                    130,856
                                                                -----------
---------------------------------------------------------------------------
MEDICAL (3.8%)
Adolor Corp. (b)                                        3,700        50,805
Alaris Medical, Inc. (b)                                7,300        41,829
Albany Molecular Research, Inc. (b)                    10,800       166,751
American Medical Systems Holdings, Inc. (b)             4,600        64,354
Bio-Technology General Corp. (b)                        9,400        29,798
Bruker Daltronics, Inc. (b)                             2,000        11,000
Cepheid, Inc. (b)                                       6,500        32,234
Enzo Biochem, Inc. (b)                                  2,600        37,856
Excel Technology, Inc. (b)                              1,100        20,306
Gene Logic, Inc. (b)                                    1,000         7,580
Healthtronics Surgical Services, Inc. (b)               4,300        37,840
Immucor, Inc. (b)                                       6,200       138,260
Immunomedics, Inc. (b)                                  2,000        13,960
Intuitive Surgical, Inc. (b)                            1,800        12,060
Kensey Nash Corp. (b)                                   2,000        33,780
Lexicon Genetics, Inc. (b)                              3,000        13,830
Maxygen, Inc. (b)                                       3,000        22,620
Merit Medical Systems, Inc. (b)                         3,800        89,300
Neose Technologies, Inc. (b)                            1,500        11,025

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT       VALUE
---------------------------------------------------------------------------
MEDICAL (continued)
Ocular Sciences, Inc. (b)                               1,200   $    25,620
Prime Medical Services, Inc. (b)                        4,400        34,496
Serologicals Corp. (b)                                  6,100        58,743
Telik, Inc. (b)                                         2,200        32,450
Vitalworks, Inc. (b)                                   11,600        39,208
                                                                -----------
                                                                  1,025,705
                                                                -----------
---------------------------------------------------------------------------
METALS (0.6%)
Cleveland Cliffs, Inc.                                  2,400        48,480
RTI International Metals, Inc. (b)                      4,000        41,400
Ryerson Tull, Inc.                                      1,000         7,000
Southern Peru Copper Corp.                              1,800        25,164
Valmont Industries, Inc.                                1,200        30,240
                                                                -----------
                                                                    152,284
                                                                -----------
---------------------------------------------------------------------------
OIL & GAS (4.9%)
Airgas, Inc. (b)                                        5,300        80,878
Berry Petroleum Co.                                     2,300        38,318
Cimarex Energy Co. (b)                                  3,000        47,700
Denbury Resources, Inc. (b)                             5,000        58,250
Energen Corp.                                           7,900       220,410
Holly Corp.                                             2,200        38,874
Houston Exploration Co. (b)                             2,900        89,059
Hydril Co. (b)                                          3,400        91,970
Meridian Resource Corp. (b)                             5,600         5,376
Oil States International, Inc. (b)                        700         9,065
Patina Oil & Gas Corp.                                  1,200        34,980
People's Energy Corp.                                   2,100        76,335
Range Resources Corp. (b)                               8,700        41,499
Semco Energy, Inc.                                      2,700        18,630
St. Mary Land & Exploration Co.                         3,000        76,020
UGI Corp.                                               5,900       228,861
Vintage Petroleum, Inc.                                13,900       133,440
World Fuel Services Corp.                               2,100        45,591
                                                                -----------
                                                                  1,335,256
                                                                -----------
---------------------------------------------------------------------------
PACKAGING (0.1%)
Myers Industries, Inc.                                  3,100        38,130
                                                                -----------
---------------------------------------------------------------------------
PAPER & RELATED PRODUCTS (0.6%)
Chesapeake Corp.                                        3,000        45,900
Rock-Tenn Co.                                           3,900        55,185
Universal Forest Products, Inc.                         3,000        53,610
                                                                -----------
                                                                    154,695
                                                                -----------
---------------------------------------------------------------------------
PHARMACEUTICALS (1.5%)
Aaipharma, Inc. (b)                                     6,100        91,988
Allos Therapeutics, Inc. (b)                            3,600        25,776
Arena Pharmaceuticals, Inc. (b)                         3,700        26,714
Atherogenics, Inc. (b)                                  3,700        24,420
Kos Pharmaceuticals, Inc. (b)                           3,700        56,240


                                                           2002 Annual Report 10

================================================================================


Common Stocks (continued)
================================================================================

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
PHARMACEUTICALS (continued)
Pharmaceutical Resources, Inc. (b)                        900   $    21,213
Sangstat Medical Corp. (b)                              1,100        20,526
The Medicines Co. (b)                                   2,500        36,300
Theragenics Corp. (b)                                   7,500        32,400
Tularik, Inc. (b)                                       9,100        66,157
Vivus, Inc. (b)                                         4,700        15,416
                                                                -----------
                                                                    417,150
                                                                -----------
---------------------------------------------------------------------------
PRINTING & PUBLISHING (0.1%)
Bowne & Co., Inc.                                       2,300        23,000
                                                                -----------
---------------------------------------------------------------------------
REAL ESTATE (6.6%)
Associated Estates Realty Corp.                         6,200        37,634
Bedford Property Investors, Inc.                        3,500        87,115
Boykin Lodging Co.                                      4,100        35,055
Camden Property Trust                                   1,200        37,608
Capital Automotive REIT                                 5,900       144,550
Capstead Mortgage Corp.                                   100         2,087
Cornerstone Realty Income Trust, Inc.                   1,300        10,062
Equity Inns, Inc.                                       5,000        29,200
Essex Property Trust, Inc.                              4,600       218,316
Gables Residential Trust                                4,100        92,865
Highwood Properties, Inc.                               1,900        38,000
HRPT Properties Trust                                  10,800        84,996
InnKeepers USA Trust REIT                               4,700        36,472
JDN Realty Corp.                                        4,200        45,696
Keystone Property Trust                                 4,200        69,594
Kilroy Realty Corp.                                     3,900        83,928
Koger Equity, Inc.                                      4,200        65,184
Lasalle Hotel Properties                                  700         9,170
LTC Properties, Inc.                                    2,600        16,276
MeriStar Hospitality Corp. REIT                         2,700        20,520
Mission West Properties                                 3,600        36,180
National Health Investors, Inc.                         3,800        61,370
Post Properties, Inc.                                   1,400        32,830
Regency Centers Corp.                                   2,200        68,772
Shurgard Storage Centers, Inc.                          4,100       123,820
Sizeler Property Investors                              2,900        28,130
SL Green Realty Corp.                                   5,100       148,818
Sovran Self Storage, Inc.                               3,400        98,770
Summit Properties, Inc.                                   300         5,433
Winston Hotels, Inc.                                    4,100        27,921
                                                                -----------
                                                                  1,796,372
                                                                -----------
---------------------------------------------------------------------------
RESTAURANTS (1.6%)
Landry's Seafood Restaurants, Inc.                      7,200       163,872
Papa John's International, Inc. (b)                     5,300       137,959
Ryan Family Steak Houses, Inc. (b)                     11,800       121,068
                                                                -----------
                                                                    422,899
                                                                -----------

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
RETAIL (4.0%)
Blue Rhino Corp. (b)                                    4,400   $    67,228
Claire's Stores, Inc.                                   9,600       247,296
Culp, Inc. (b)                                          3,800        27,170
Finlay Enterprises, Inc. (b)                            2,000        24,000
Footstar, Inc. (b)                                      2,600        18,876
Jo-Ann Stores, Inc. Class A (b)                           300         7,305
K-Swiss, Inc. Class A                                   1,900        48,697
Nasch-Finch Co.                                         2,500        30,825
Payless Shoesource, Inc. (b)                            5,200       262,600
Racing Champions Corp. (b)                              5,700        74,100
Shoe Carnival, Inc. (b)                                 2,800        36,344
ShopKo Stores, Inc. (b)                                 8,400       106,428
The Sports Authority, Inc. (b)                         14,900        88,506
Urban Outfitters, Inc. (b)                                300         7,206
Whitehall Jewellers, Inc. (b)                           4,900        46,550
                                                                -----------
                                                                  1,093,131
                                                                -----------
---------------------------------------------------------------------------
SEMICONDUCTORS (1.4%)
Caliper Technologies Corp. (b)                          4,700        19,082
ESS Technology, Inc. (b)                               11,000        59,950
MEMC Electronic Materials, Inc. (b)                     3,000        21,000
Silicon Image, Inc. (b)                                 4,800        21,504
Silicon Laboratories, Inc. (b)                          6,000       127,740
Standard Microsystems Corp. (b)                         2,800        53,676
Three-Five Systems, Inc. (b)                            6,300        35,910
Virage Logic Corp. (b)                                  3,200        36,125
                                                                -----------
                                                                    374,987
                                                                -----------
---------------------------------------------------------------------------
SERVICES (2.4%)
American Management Systems, Inc. (b)                   2,700        32,454
Corporate Executive Board Co. (b)                       5,300       175,907
Documentum, Inc. (b)                                    4,700        68,667
Labor Ready, Inc. (b)                                  12,500        86,000
MemberWorks, Inc. (b)                                   2,100        36,414
Modis Professional Services, Inc. (b)                   1,300        59,670
Radiant Systems, Inc. (b)                               2,500        27,050
Service Corporation International (b)                  49,500       155,925
                                                                -----------
                                                                    642,087
                                                                -----------
---------------------------------------------------------------------------
STEEL (1.5%)
Oregon Steel Mills, Inc. (b)                            5,400        22,518
Quanex Corp.                                            3,600       127,944
Steel Dynamics, Inc. (b)                                4,500        58,635
Steel Technologies, Inc.                                2,700        58,941
Worthington Industries, Inc.                            7,400       139,416
                                                                -----------
                                                                    407,454
                                                                -----------


                                                           2002 Annual Report 11

Statement of Investments (Continued)
October 31, 2002

================================================================================


Nationwide Small Cap Fund (Continued)

Common Stocks (continued)
================================================================================

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
TELECOMMUNICATIONS (3.1%)
Adtran, Inc. (b)                                        4,500   $   114,255
Anixter International, Inc. (b)                         4,300        99,201
Arris Group, Inc. (b)                                   6,700        11,658
Boston Communications Group (b)                         4,500        58,140
Catapult Communications Corp. (b)                       2,100        27,174
Celeritek, Inc. (b)                                     1,000         6,810
Commonwealth Telephone Enterprises, Inc. (b)            2,500        92,300
CT Communications, Inc.                                   600         8,550
DSP Group, Inc. (b)                                     2,200        31,462
General Communication, Inc. (b)                         5,900        27,376
Inrange Technologies Corp. (b)                          3,200         7,552
MasTec, Inc. (b)                                        7,800        20,202
Neoforma, Inc. (b)                                      1,900        21,318
Nextel Partners, Inc. Class A (b)                       1,500        10,668
PTEK Holdings, Inc. (b)                                 9,700        35,628
Raindance Communications, Inc. (b)                      4,000        11,480
Safenet, Inc. (b)                                       2,700        44,955
Spanish Broadcasting System, Inc. (b)                   8,000        53,040
Spectralink Corp. (b)                                   2,800        22,680
Surewest Communications                                   900        27,360
Tekelec (b)                                             7,800        67,548
Western Wireless Corp. Class A (b)                      8,300        28,635
                                                                -----------
                                                                    827,992
                                                                -----------
---------------------------------------------------------------------------
TOBACCO (0.5%)
DIMON, Inc.                                             5,400        33,156
Standard Commercial Corp.                               1,900        32,167
Universal Corp.                                         2,000        70,440
                                                                -----------
                                                                    135,763
                                                                -----------
---------------------------------------------------------------------------
TRANSPORTATION (2.7%)
Alaska Air Group, Inc. (b)                              2,500        54,100
Atlantic Coast Airlines Holdings, Inc. (b)             10,200       134,640
Covenant Transport, Class A (b)                         1,600        27,472
ExpressJet Holdings, Inc. (b)                           8,000        91,200
Heartland Express, Inc. (b)                             7,400       145,262
Landstar System, Inc. (b)                               2,300       112,102
Mesa Air Group (b)                                     11,400        62,814
Midwest Express Holdings (b)                            4,300        28,122
Navigant International, Inc. (b)                        2,300        26,289
Rent-A-Center, Inc. (b)                                 1,400        62,090
                                                                -----------
                                                                    744,091
                                                                -----------
---------------------------------------------------------------------------
UTILITIES (2.6%)
AGL Resources, Inc.                                     5,100       119,850
Cleco Corp.                                            21,900       305,505
Watsco, Inc.                                              100         1,600
Westar Energy, Inc.                                    25,700       278,845
                                                                -----------
                                                                    705,800
                                                                -----------
TOTAL COMMON STOCKS                                              25,861,768
                                                                -----------

Repurchase Agreement (44.4%)
===========================================================================

                                                   SHARES OR
                                                   PRINCIPAL
                                                     AMOUNT        VALUE
---------------------------------------------------------------------------
Fifth Third Bank, 1.67%, dated
  10/31/02, due 11/01/02, repurchase price
  1,204,752 (Fully collateralized by
  FNARM Securities)                                $1,204,696   $ 1,204,696
                                                                -----------

TOTAL REPURCHASE AGREEMENT                                        1,204,696
                                                                -----------

TOTAL INVESTMENTS (COST $29,320,191) (a) - 99.8%                 27,066,464

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                         56,844
                                                                -----------

NET ASSETS - 100.0%                                             $27,123,308
                                                                ===========


(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)  Denotes a non - income producing security.


REIT      Real  Estate  Investment  Trust
FNARM     Fannie Mae Adjustable Rate Mortagage


At October 31, 2002, the Fund's open long futures contracts were as follows:

                                       Market Value       Unrealized
Number of     Long                      Covered by       Appreciation
Contracts   Contracts*     Expiration    Contracts       Depreciation)
----------------------------------------------------------------------
    5      Russell 2000    12/20/02       $934,000         $18,965

*    Cash pledged as collateral.


SEE  NOTES  TO  FINANCIAL  STATEMENTS.


                                                           2002 Annual Report 12

Statements of Assets and Liabilities
October 31, 2002

================================================================================

                                                                                    NATIONWIDE LARGE CAP      NATIONWIDE SMALL
                                                                                        GROWTH FUND               CAP FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $41,264,379 and $28,115,495; respectively)             $          34,997,907   $          25,861,768
Repurchase agreements, at cost                                                                   380,569               1,204,696
                                                                                   ----------------------------------------------
      Total Investment                                                                        35,378,476              27,066,464
                                                                                   ----------------------------------------------
Cash                                                                                             125,001                  69,654
Interest and dividends receivable                                                                 20,350                  21,786
Receivable for investments sold                                                                1,748,380                  12,688
Receivable from adviser                                                                              874                   3,586
Prepaid expenses and other assets                                                                  1,776                   1,682
                                                                                   ----------------------------------------------
      Total Assets                                                                            37,274,857              27,175,860
                                                                                   ----------------------------------------------
LIABILITIES:
Payable for investments purchased                                                              2,062,562                       -
Payable for variation margin on futures contracts                                                  1,243                   4,750
Accrued expenses and other payables
    Investment advisory fees                                                                      23,459                  20,393
    Fund administration and transfer agent fees                                                   17,010                   9,246
    Distribution fees                                                                              7,211                   4,757
    Administrative servicing fees                                                                  4,242                   3,190
    Other                                                                                         22,374                  10,216
                                                                                   ----------------------------------------------
      Total Liabilities                                                                        2,138,101                  52,552
                                                                                   ----------------------------------------------
NET ASSETS                                                                         $          35,136,756   $          27,123,308
                                                                                   ==============================================
REPRESENTED BY:
Capital                                                                            $          64,190,587   $          30,871,469
Accumulated net investment income (loss)                                                               -                       -
Accumulated net realized gains (losses) from investment and futures transactions             (22,786,794)             (1,513,399)
Net unrealized appreciation (depreciation) on investments and futures                         (6,267,037)             (2,234,762)
                                                                                   ----------------------------------------------
NET ASSETS                                                                         $          35,136,756   $          27,123,308
                                                                                   ==============================================
NET ASSETS:
Class A Shares                                                                     $          27,245,665   $          20,289,647
Class B Shares                                                                                 1,772,676                 950,269
Class C Shares                                                                                    36,628                  27,668
Institutional Service Class Shares                                                             6,081,787               5,855,724
                                                                                   ----------------------------------------------
Total                                                                              $          35,136,756   $          27,123,308
                                                                                   ==============================================
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                                 4,080,271               2,110,648
Class B Shares                                                                                                   275,273 101,173
Class C Shares                                                                                     5,687                   2,941
Institutional Service Class Shares                                                               903,310                 605,469
                                                                                   ----------------------------------------------
Total                                                                                          5,264,541               2,820,231
                                                                                   ==============================================
NET ASSET VALUE:
Class A Shares                                                                     $                6.68   $                9.61
Class B Shares (a)                                                                 $                6.44   $                9.39
Class C Shares (b)                                                                 $                6.44   $                9.41
Institutional Service Class Shares                                                 $                6.73   $                9.67
MAXIMUM OFFERING PRICE PER SHARE (100%/100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares                                                                     $                7.09   $               10.20
Class C Shares                                                                     $                6.51   $                9.51
                                                                                   ----------------------------------------------
Maximum Sales Charge - Class A Shares                                                               5.75%                   5.75%
                                                                                   ==============================================
Maximum Sales Charge - Class C Shares                                                               1.00%                   1.00%
                                                                                   ==============================================

---------------------------------------------------------------------------------------------------------------------------------

(a) For Class B shares, the redemption price per share varies by length of time shares are held.

(b) For Class C shares, the redemption price per share is reduced by 1.00% for shares held less than one year. See notes to financial statements.

See notes to financial statements.


                                                           2002 Annual Report 13

Statements of Operations
For the Year Ended October 31, 2002

===========================================================================================================


                                                                                 CAP GROWTH     NATIONWIDE
                                                                                 FUND SMALL       LARGE
                                                                                  CAP FUND      NATIONWIDE
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                                                 $     10,256   $    13,982
Dividend income                                                                      356,253       341,373
                                                                                ---------------------------
      Total Income                                                                   366,509       355,355
                                                                                ---------------------------
EXPENSES:
Investment advisory fees                                                             327,930       265,651
Fund administration and transfer agent fees                                           94,322        63,164
Distribution fees Class A                                                             79,213        52,368
Distribution fees Class B                                                             21,927        10,333
Distribution fees Class C                                                                422           282
Administrative servicing fees Class A                                                 43,033        28,896
Administrative servicing fees Institutional Service Class                             17,677        14,667
Registration and filing fees                                                          30,246        28,727
Other                                                                                 13,976        15,486
                                                                                ---------------------------
    Total expenses before reimbursed expenses                                        628,746       479,574
Expenses reimbursed                                                                  (69,286)      (58,716)
                                                                                ---------------------------
    Total Expenses                                                                   559,460       420,858
                                                                                ---------------------------
NET INVESTMENT INCOME (LOSS)                                                        (192,951)      (65,503)
                                                                                ---------------------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                           (11,596,767)     (600,281)
Net realized gains (losses) on futures transactions                                 (167,279)     (358,421)
                                                                                ---------------------------
Net realized gains (losses) on investment and futures transactions               (11,764,046)     (958,702)
Net change in unrealized appreciation/depreciation on investments and futures      3,737,134    (2,267,672)
                                                                                ---------------------------
Net realized/unrealized gains (losses) on investments and futures                 (8,026,912)   (3,226,374)
                                                                                ---------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                  $ (8,219,863)  $(3,291,877)
                                                                                ===========================
-----------------------------------------------------------------------------------------------------------

See  notes  to  financial  statements.


                                                           2002 Annual Report 14

Statements of Changes in Net Assets

================================================================================


                                                    NATIONWIDE LARGE CAP GROWTH FUND           NATIONWIDE SMALL CAP FUND
-------------------------------------------------------------------------------------------------------------------------------
                                                     YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                  OCTOBER 31, 2002    OCTOBER 31, 2001    OCTOBER 31, 2002    OCTOBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                     $        (192,951)  $        (237,117)  $         (65,503)  $         (47,668)
Net realized gains (losses) on investment
and futures transactions                               (11,764,046)        (10,799,466)           (958,702)           (450,399)
Net change in unrealized appreciation
/depreciation on investments and futures                 3,737,134         (13,103,058)         (2,267,672)         (2,144,100)
                                                 ------------------------------------------------------------------------------
Change in net assets resulting from operations          (8,219,863)        (24,139,641)         (3,291,877)         (2,642,167)
                                                 ------------------------------------------------------------------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net realized gains on investments                                -          (1,517,367)                  -          (2,009,325)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net realized gains on investments                                -            (116,018)                  -             (67,048)

DISTRIBUTIONS TO INSTITUTIONAL SERVICE
CLASS SHAREHOLDERS FROM:
Net realized gains on investments                                -            (353,855)                  -            (374,497)
                                                 ------------------------------------------------------------------------------
Change in net assets from shareholder
distributions                                                    -          (1,987,240)                  -          (2,450,870)
                                                 ------------------------------------------------------------------------------
Change in net assets from capital transactions              (8,672)         15,711,093           3,866,916           2,780,313
                                                 -----------------------------------------------------------------------------
Change in net assets                                    (8,228,535)        (10,415,788)            575,039          (2,312,724)

NET ASSETS:
Beginning of period                                     43,365,291          53,781,079          26,548,269          28,860,993
                                                 ------------------------------------------------------------------------------
End of period                                    $      35,136,756   $      43,365,291   $      27,123,308   $      26,548,269
                                                 ==============================================================================
-------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.


                                                           2002 Annual Report 15

Financial Highlights
Selected Data for Each Share of Capital Outstanding

================================================================================


NATIONWIDE LARGE CAP GROWTH FUND

                                      INVESTMENT  ACTIVITIES                 DISTRIBUTIONS
                -------------------------------------------------------------------------------------------------------------
                NET ASSET       NET       NET REALIZED
                  VALUE,    INVESTMENT   AND UNREALIZED   TOTAL FROM      NET                       NET ASSET       TOTAL
                BEGINNING     INCOME     GAINS (LOSSES)   INVESTMENT   REALIZED       TOTAL          VALUE,         RETURN
                OF PERIOD     (LOSS)     ON INVESTMENTS   ACTIVITIES     GAINS    DISTRIBUTIONS   END OF PERIOD      (a)
--------------  ----------  -----------  ---------------  -----------  ---------  --------------  -------------  ------------
CLASS A
SHARES
Period Ended
October 31,
1999 (d)        $    10.00       (0.04)            3.62         3.58          -               -           13.58    35.80% (f)
Year Ended
October 31,
2000            $    13.58       (0.04)            1.03         0.99      (0.20)          (0.20)          14.37         7.26%
Year Ended
October 31,
2001            $    14.37       (0.04)           (5.55)       (5.59)     (0.49)          (0.49)           8.29      (39.92%)
Year Ended
October 31,
2002            $     8.29       (0.04)           (1.57)       (1.61)         -               -            6.68      (19.42%)

CLASS B
SHARES
Period Ended
October 31,
1999 (d)        $    10.00       (0.12)            3.62         3.50          -               -           13.50    35.00% (f)
Year Ended
October 31,
2000            $    13.50       (0.06)            0.94         0.88      (0.20)          (0.20)           14.1         6.48%
Year Ended
October 31,
2001            $    14.18       (0.11)           (5.55)       (5.66)     (0.49)          (0.49)           8.03      (40.98%)
Year Ended
October 31,
2002            $     8.03       (0.09)           (1.50)       (1.59)         -               -            6.44      (19.80%)

CLASS C
SHARES
Period Ended
October 31,
2001 (e)        $     9.91       (0.03)           (1.84)       (1.87)         -               -            8.04  (18.87%) (f)
Year Ended
October 31,
2002            $     8.04       (0.08)           (1.52)       (1.60)         -               -            6.44      (19.90%)

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended
October 31,
1999 (d)        $    10.00       (0.01)            3.61         3.60          -               -           13.60    36.00% (f)
Year Ended
October 31,
2000            $    13.60       (0.03)            1.04         1.01      (0.20)          (0.20)          14.41         7.40%
Year Ended
October 31,
2001            $    14.41       (0.03)           (5.55)       (5.58)     (0.49)          (0.49)           8.34      (39.73%)
Year Ended
October 31,
2002            $     8.34       (0.02)           (1.59)       (1.61)         -               -            6.73      (19.30%)


                                       RATIOS/SUPPLEMENTAl DATA
-------------------------------------------------------------------------------------------
                                            RATIO OF NET   RATIO OF EXPENSES
                 NET ASSETS     RATIO OF     INVESTMENT        (PRIOR TO
                 AT END OF    EXPENSES TO   INCOME (LOSS)   REIMBURSEMENTS)
                   PERIOD       AVERAGE      TO AVERAGE        TO AVERAGE       PORTFOLIO
                   (000S)      NET ASSETS    NET ASSETS      NET ASSETS (b)    TURNOVER (c)
--------------  ------------  ------------  -------------  ------------------  ------------
CLASS A
SHARES
Period Ended
October 31,
1999 (d)        $     33,410     1.20% (g)    (0.27%) (g)           1.69% (g)        65.27%
Year Ended
October 31,
2000            $     40,643         1.20%        (0.33%)               1.74%        86.68%
Year Ended
October 31,
2001            $     33,579         1.20%        (0.47%)               1.88%        78.02%
Year Ended
October 31,
2002            $     27,246         1.36%        (0.46%)               1.52%       114.21%

CLASS B
SHARES
Period Ended
October 31,
1999 (d)               1,179     1.95% (g)    (0.97%) (g)           5.26% (g)        65.27%
Year Ended
October 31,
2000                   3,234         1.95%        (1.06%)               3.33%        86.68%
Year Ended
October 31,
2001                   2,247         1.95%        (1.21%)               3.70%        78.02%
Year Ended
October 31,
2002                   1,773         2.02%        (1.13%)               2.25%       114.21%

CLASS C
SHARES
Period Ended
October 31,
2001 (e)                  35     1.95% (g)    (1.20%) (g)           4.51% (g)        78.02%
Year Ended
October 31,
2002                      37         2.02%        (1.13%)               2.22%       114.21%

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended
October 31,
1999 (d)               4,594     1.05% (g)    (0.09%) (g)           3.46% (g)        65.27%
Year Ended
October 31,
2000                   9,904         1.05%        (0.17%)               1.54%        86.68%
Year Ended
October 31,
2001                   7,505         1.05%        (0.33%)               1.62%        78.02%
Year Ended
October 31,
2002                   6,082         1.21%        (0.32%)               1.38%       114.21%
-------------------------------------------------------------------------------------------
(a)  Excludes sales charge.
(b)  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)  For the period from November 2, 1998 (commencement of operations) through
     October 31, 1999.
(e)  For the period from March 1, 2001 (commencement of operations) through
     October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

See notes to financial statements.


                                                           2002 Annual Report 16

================================================================================


NAITONWIDE SMALL CAP FUND

                                              INVESTMENT ACTIVITIES                          DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             NET
                     NET ASSET                    NET REALIZED                                                              ASSET
                      VALUE,           NET       AND UNREALIZED   TOTAL FROM       NET                                     VALUE,
                   BEGINNING OF    INVESTMENT     GAINS(LOSSES)   INVESTMENT   INVESTMENT   NET REALIZED       TOTAL       END OF
                      PERIOD      INCOME (LOSS)  ON INVESTMENTS   ACTIVITIES     INCOME         GAINS      DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
SHARES
Period Ended
October 31,
1999 (d)           $       10.00          0.03             1.19         1.22        (0.03)             -          (0.03)
Year Ended
October 31,
2000               $       11.19         (0.02)            2.05         2.03            -          (0.10)         (0.10)
Year Ended
October 31,
2001               $       13.12         (0.02)           (1.23)       (1.25)           -          (1.08)         (1.08)
Year Ended
October 31,
2002               $       10.79         (0.02)           (1.16)       (1.18)           -              -              -

CLASS B
SHARES
Period Ended
October 31,
1999 (d)           $       10.00         (0.05)            1.22         1.17            -              -              -
Year Ended
October 31,
2000               $       11.17         (0.08)            2.03         1.95            -          (0.10)         (0.10)
Year Ended
October 31,
2001               $       13.02         (0.09)           (1.24)       (1.33)           -          (1.08)          (1.08)
Year Ended
October 31,
2002               $       10.61         (0.09)           (1.13)       (1.22)           -              -              -

CLASS C SHARES
Period Ended
October 31,
2001 (e)           $       11.33         (0.04)           (0.66)       (0.70)           -              -              -
Year Ended
October 31,
2002               $       10.63         (0.09)           (1.13)       (1.22            -              -              -

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended
October 31,
1999 (d)           $       10.00          0.04             1.19          1.2        (0.03)             -          (0.03)
Year Ended
October 31,
2000               $       11.20         (0.01)            2.06         2.05            -          (0.10)         (0.10)
Year Ended
October 31,
2000               $       13.15             -            (1.23)       (1.23)           -          (1.08)         (1.08)
Year Ended
October 31,
2002               $       10.84         (0.01)           (1.16)       (1.17)           -              -              -


                                                          RATIO / SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------
                                                                RATIO OF
                                                                   NET
                                                               INVESTMENT   RATIO OF EXPENSES
                                 NET ASSETS      RATIO OF        INCOME         (PRIOR TO
                      TOTAL      AT END OF       EXPENSES       (LOSS) TO    REIMBURSEMENTS)    PORTFOLIO
                     RETURN        PERIOD     TO AVERAGE NET     AVERAGE        TO AVERAGE       TURNOVER
                       (A)         (000S)         ASSETS       NET ASSETS     NET ASSETS (B)       (C)
---------------------------------------------------------------------------------------------------------
CLASS A
SHARES
Period Ended
October 31,
1999 (d)              $ 11.19   12.18% (f)  $     19,830        1.35% (g)    0.29% (g)           2.24% (g)      81.24%
Year Ended
October 31,
2000                  $ 13.12       18.25%  $     23,922            1.35%      (0.16%)               2.10%     139.27%
Year Ended
October 31,
2001                  $ 10.79     (10.09%)  $     21,190            1.35%      (0.17%)               2.00%     119.03%
Year Ended
October 31,
2002                  $  9.61     (10.94%)  $     20,290            1.51%      (0.24%)               1.72%     111.00%

CLASS B
SHARES
Period Ended
October 31,
1999 (d)              $ 11.17   11.70% (f)           215        2.10% (g)  (0.46%) (g)           6.57% (g)      81.24%
Year Ended
October 31,
2000                  $ 13.02       17.56%           748            2.10%      (0.90%)               3.82%     139.27%
Year Ended
October 31,
2001                  $ 10.61     (10.84%)           854            2.10%      (0.93%)               3.74%     119.03%
Year Ended
October 31,
2002                  $  9.39     (11.50%)           950            2.17%      (0.89%)               2.41%     111.00%

CLASS C SHARES
Period Ended
October 31, 2001 (e)  $ 10.63  (6.18%) (f)            20        2.10% (g)  (1.26%) (g)           5.62% (g)     119.03%
Year Ended
October 31,
2002                  $  9.41     (11.48%)            28            2.17%      (0.90%)               2.47%     111.00%

INSTITUTIONAL
SERVICE CLASS
SHARES
Period Ended
October 31,
1999 (d)              $ 11.20   12.36% (f)         1,759        1.20% (g)    0.39% (g)           4.87% (g)      81.24%
Year Ended
October 31,
2000                  $ 13.15       18.44%         4,192            1.20%      (0.01%)               1.92%     139.27%
Year Ended
October 31,
2000                  $ 10.84      (9.90%)         4,485            1.20%      (0.04%)               1.79%     119.03%
Year Ended
October 31,
2002                  $  9.67     (10.79%)         5,856            1.38%      (0.11%)               1.57%     111.00%
----------------------------------------------------------------------------------------------------------
(a)  Excludes sales charge.
(b)  During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d)  For the period from November 2, 1998 (commencement of operations) through
     October 31, 1999.
(e)  For the period from March 1, 2001 (commencement of operations) through
     October 31, 2001.
(f)  Not  annualized.
(g)  Annualized.

See notes to financial statements.


                                                           2002 Annual Report 17

NATIONWIDE S&P 500 INDEX FUND          Class A Shares symbol: NASPX
                                       Class B Shares symbol: NBSPX
                                       Institutional Class symbol: NWIDX
                                       Service Class Shares symbol: NWISX
                                       Institutional Service Class symbol: NWIIX
                                       Local Fund Shares symbol: NWILX

================================================================================


HOW DID THE FUND PERFORM?

The Fund returned -15.62%* versus -15.11% for its benchmark, the S&P 500 Index.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  THE  PORTFOLIO'S
PERFORMANCE?

The equity markets staged a rally in the first three months of the fiscal year. However, positive investor sentiment faded after a number of issues dragged down stock market performance. Fears of terrorism as well as a potential war with Iraq hurt stock returns, and concerns about corporate accounting standards also took their toll. Within this environment, the Fund experienced discouraging results.

On the bright side, the period ended with a rally in October. What started as a technical rally took on a new dimension, as corporate earnings reports generally were better than expected. More than half of the companies reporting earnings have exceeded their expectations, leading to the belief that a bottom may have been reached.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM
PERFORMANCE?

All 10 sectors within the S&P 500 Index posted negative returns for the fiscal year. On a relative basis, however, the top three performing sectors were consumer staples, materials and financials. In declining markets, such as those experienced during the period, consumer staples tends to be a stable, or defensive, sector.

The worst-performing sectors were utilities, telecommunications and information technology. The technology sector's underperformance was seen broadly across the markets, as evidenced by the NASDAQ Composite Index's closing down 21.33% for the period. The relative underperformance of these sectors also hurt the S&P 500 Index's total return.

HOW  IS  THE  FUND  POSITIONED?

Despite a difficult fiscal year, markets did exhibit a brief rally in August and a significant one in October. Nevertheless, with the negative effects of a host of geopolitical risks as well as ongoing accounting fears and corporate announcements, the market is expected to continue to be choppy and rotational.

As the Federal Reserve maintains its prospects for continued productivity growth, and strives for price stability and sustainable economic growth in the global economy, the outlook is promising for an upward market movement. With that in mind, the Fund is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

PORTFOLIO MANAGER: Fund Asset Management, L.P.-Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.


PORTFOLIO  MARKET  VALUE:  $549,538,038
OCTOBER  31,  2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended October 31, 2002)

                                   1 YR.   INCEPTION1
------------------------------------------------------
Class A(2)    w/o SC(3)           -15.62%       -4.90%
              w/SC(4)             -20.50%       -6.21%
------------------------------------------------------
Class B(2)    w/o SC(3)           -16.24%       -5.30%
              w/SC(5)             -20.42%       -5.73%
------------------------------------------------------
Institutional Class(6,7)          -15.44%       -4.67%
------------------------------------------------------
Service Class(7,8)                -15.73%       -5.12%
------------------------------------------------------
Institutional Service Class(7,8)  -15.56%       -4.93%
------------------------------------------------------
Local Fund Shares(7)              -15.47%       -4.82%
------------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Fund commenced operations on July 24, 1998.

2 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Class A and Class B shares (12/29/99). These returns have been restated for sales charges but not for fees applicable to these classes of shares, which include a 0.25% (Class A) or 1.00% (Class B) 12b-1 fee. Had Class A or Class B been in existence for the time periods presented, the performance for such classes would have been lower as a result of their additional expenses.

3    These returns do not reflect the effects of sales charges (SC).

4    A 5.75% front-end sales charge was deducted.

5 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

6 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Institutional Class shares (12/29/99). These returns have not been restated to reflect the Institutional Class' lower expenses.

7    Not  subject to any sales charges.

8 These returns include performance based on Local Fund shares, which was achieved prior to the creation of Service Class and Institutional Service Class shares (11/2/98). These returns have not been restated for fees applicable to these classes of shares, which include a 0.15% 12b-1 fee (Service Class) or 0.15% administrative servicing fee (Institutional Service Class). Had the Service Class or Institutional Service Class been in existence for the time periods presented, the performance for such classes would have been lower as a result of their additional expenses.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         NMF S&P 500 INDEX     Benchmarks

Date        Local Shares        S&P 500        CPI
7/24/1998         10,000         10,000       10,000
10/31/1998         9,692          9,843       10,049
10/31/1999        12,101         12,369       10,306
10/31/2000        12,759         13,123       10,662
10/31/2001         9,581          9,855       10,888
10/31/2002         8,099          8,366       11,118

Comparative performance of $10,000 invested in Local Fund Shares of the Nationwide S&P 500 Index Fund, the S&P 500 Index (a), and the Consumer Price Index (CPI) (b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees or expenses.

(a) The S&P 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of these 500 stocks which represent all major industries.
(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                           2002 Annual Report 18

Statement of Investments
October 31, 2002

================================================================================


Nationwide S&P 500 Index Fund

Common Stocks (95.6%)
================================================================================

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT       VALUE
---------------------------------------------------------------------
ADVERTISING SERVICES (0.1%)
Interpublic Group of Cos., Inc. (The)             24,526  $   293,576
                                                          -----------
---------------------------------------------------------------------
AEROSPACE (1.0%)
General Dynamics Corp.                            13,700    1,084,081
Lockheed Martin Corp.                             28,300    1,638,570
Northrop Grumman Corp.                             7,800      804,414
United Technologies Corp.                         29,500    1,819,265
                                                          -----------
                                                            5,346,330
                                                          -----------
---------------------------------------------------------------------
AEROSPACE / DEFENSE (0.7%)
Boeing Co. (The)                                  52,207    1,553,158
Goodrich (B.F.) Co.                                5,700       86,070
Honeywell International, Inc.                     54,725    1,310,117
Raytheon Co.                                      27,600      814,200
Rockwell Collins, Inc.                             9,800      220,794
                                                          -----------
                                                            3,984,339
                                                          -----------
---------------------------------------------------------------------
AGRICULTURE (0.1%)
Monsanto Co.                                      17,644      291,655
                                                          -----------
---------------------------------------------------------------------
AIRLINES (0.3%)
AMR Corp. (b)                                     17,300       81,656
Delta Air Lines, Inc.                              9,100       91,728
FedEx Corp.                                       20,000    1,063,800
Southwest Airlines Co.                            46,412      677,615
                                                          -----------
                                                            1,914,799
                                                          -----------
---------------------------------------------------------------------
ANALYTICAL INSTRUMENTS (0.1%)
Applera Corp.-Applied Biosystems Group            11,400      230,622
Waters Corp. (b)                                   7,000      176,260
                                                          -----------
                                                              406,882
                                                          -----------
---------------------------------------------------------------------
APPAREL (0.2%)
Nike, Inc. Class B                                18,300      863,577
Reebok International Ltd. (b)                      3,200       90,400
                                                          -----------
                                                              953,977
                                                          -----------
---------------------------------------------------------------------
APPAREL & ACCESSORIES (0.1%)
Liz Claiborne, Inc.                                5,000      148,600
V.F. Corp.                                         5,800      213,556
                                                          -----------
                                                              362,156
                                                          -----------
---------------------------------------------------------------------
APPLIANCE & HOUSEHOLD DURABLE (0.1%)
Maytag Corp.                                       6,600      170,280
Newell Rubbermaid, Inc.                           17,251      559,277
                                                          -----------
                                                              729,557
                                                          -----------

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT      VALUE
---------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.1%)
Dana Corp.                                         7,000  $    70,000
Delphi Automotive Systems Corp.                   28,595      199,021
Ingersoll Rand Co.                                12,200      475,800
                                                          -----------
                                                              744,821
                                                          -----------
---------------------------------------------------------------------
AUTOMOBILES (0.5%)
Ford Motor Co.                                   122,972    1,040,343
General Motors Corp.                              35,313    1,174,157
PACCAR, Inc.                                       8,250      363,990
Visteon Corp.                                      7,671       50,552
                                                          -----------
                                                            2,629,042
                                                          -----------
---------------------------------------------------------------------
BANKS (3.1%)
Bank of America Corp.                             96,874    6,761,805
Bank of New York Co., Inc.                        48,900    1,271,400
J.P. Morgan Chase & Co.                          128,465    2,665,649
Mellon Financial Corp.                            30,100      851,529
North Fork Bancorp, Inc.                          12,000      461,520
Northern Trust Corp.                              15,800      550,156
State Street Corp.                                22,300      922,551
Wachovia Corp.                                    88,400    3,075,436
Zions Bancorporation                               7,400      297,554
                                                          -----------
                                                           16,857,600
                                                          -----------
---------------------------------------------------------------------
BEVERAGES / ALCOHOLIC (0.1%)
Adolph Coors Co. Class B                           3,000      205,440
Brown-Forman Corp. Class B                         3,700      267,473
                                                          -----------
                                                              472,913
                                                          -----------
---------------------------------------------------------------------
BEVERAGES / SOFT DRINK (1.6%)
Coca-Cola Co.                                    160,000    7,436,800
Coca-Cola Enterprises, Inc.                       26,800      638,912
Pepsi Bottling Group, Inc. (The)                  17,300      466,235
                                                          -----------
                                                            8,541,947
                                                          -----------
---------------------------------------------------------------------
BIOTECHNOLOGY (0.1%)
Chiron Corp. (b)                                  13,000      513,500
                                                          -----------
---------------------------------------------------------------------
BLAST FURNACES & STEEL MILLS (0.0%)
United States Steel Corp.                          5,300       68,105
                                                          -----------
---------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (1.4%)
Clear Channel Communications, Inc. (b)            38,602    1,430,204
Comcast Corp. Special Class A (b)                 61,900    1,424,319
Viacom, Inc. Class B (b)                         112,735    5,029,108
                                                          -----------
                                                            7,883,631
                                                          -----------


                                                           2002 Annual Report 19

Statement of Investments (Continued)
October 31, 2002

================================================================================


Nationwide S&P 500 Index Fund (Continued)

Common Stocks (continued)
================================================================================

                                               SHARES OR
                                               PRINCIPAL
                                                AMOUNT      VALUE
---------------------------------------------------------------------
BUSINESS SERVICES (0.3%)
Cintas Corp.                                      12,100  $   571,967
Compuware Corp. (b)                               18,000       87,318
Concord EFS, Inc. (b)                             34,900      498,372
Convergys Corp. (b)                                7,911      117,716
NCR Corp. (b)                                      5,200      115,648
Pitney Bowes, Inc.                                13,100      439,505
                                                          -----------
                                                            1,830,526
                                                          -----------
---------------------------------------------------------------------
CAPITAL GOODS (0.5%)
Crane Co.                                          2,950       54,192
Cummins Engine, Inc.                               4,300      103,028
Deere & Co.                                       16,600      770,074
Dover Corp.                                       10,400      260,832
Genuine Parts Co.                                  9,500      280,630
McDermott International, Inc. (b)                  3,300       11,715
Pall Corp.                                         4,500       78,165
Parker-Hannifin Corp.                              8,900      388,307
PerkinElmer, Inc.                                  6,600       45,936
Snap-On, Inc.                                      2,900       75,545
Stanley Works (The)                                5,600      181,272
Textron, Inc.                                     10,400      426,400
                                                          -----------
                                                            2,676,096
                                                          -----------
---------------------------------------------------------------------
CHEMICALS (0.2%)
Great Lakes Chemical Corp.                         1,700       41,344
Millipore Corp.                                    1,600       54,416
Praxair, Inc.                                     11,400      621,300
Sigma-Aldrich Corp.                                5,400      247,050
                                                          -----------
                                                              964,110
                                                          -----------
---------------------------------------------------------------------
CHEMICALS / DIVERSIFIED (1.2%)
Air Products & Chemicals, Inc.                    13,600      601,120
Avery Dennison Corp.                               7,400      460,576
Dow Chemical Co.                                  56,905    1,478,961
E.I. du Pont de Nemours and Co.                   65,350    2,695,688
Eastman Chemical Co.                               4,100      148,994
Engelhard Corp.                                    5,400      119,610
Hercules, Inc. (b)                                 5,800       55,680
Occidental Petroleums Corp.                       26,200      747,486
Rohm & Haas Co.                                   12,831      426,887
                                                          -----------
                                                            6,735,002
                                                          -----------

                                               SHARES OR
                                               PRINCIPAL
                                                 AMOUNT      VALUE
---------------------------------------------------------------------
COMMUNICATION EQUIPMENT (2.6%)
CIENA Corp. (b)                                   24,100  $    88,688
Cisco Systems, Inc. (b)                          471,539    5,271,806
Citizens Communications Co. (b)                   13,300      110,656
Corning, Inc. (b)                                 69,975      130,853
JDS Uniphase Corp. (b)                           102,792      231,385
Lucent Technologies, Inc. (b)                    187,570      230,711
Motorola, Inc.                                   143,906    1,319,618
Tellabs, Inc. (b)                                 30,000      230,400
Verizon Communications, Inc.                     175,876    6,641,078
                                                          -----------
                                                           14,255,195
                                                          -----------
---------------------------------------------------------------------
COMPUTER / HARDWARE (1.7%)
Apple Computer, Inc. (b)                          25,400      408,178
International Business Machines Corp.            109,206    8,620,722
Lexmark International Group, Inc. Class A (b)      8,500      505,070
                                                          -----------
                                                            9,533,970
                                                          -----------
---------------------------------------------------------------------
COMPUTER EQUIPMENT (1.6%)
American Power Conversion Corp. (b)                9,600      124,032
Dell Computer Corp. (b)                          167,200    4,783,592
EMC Corp. (b)                                    135,300      691,383
Gateway, Inc. (b)                                 12,800       38,400
Hewlett-Packard Co.                              196,724    3,108,239
Network Appliance, Inc. (b)                       22,662      203,301
                                                          -----------
                                                            8,948,947
                                                          -----------
---------------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN (0.0%)
Avaya, Inc. (b)                                   14,122       28,244
                                                          -----------
---------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (5.8%)
Adobe Systems, Inc.                               15,700      371,148
Automatic Data Processing, Inc.                   38,800    1,650,164
BMC Software, Inc. (b)                            13,500      215,190
Citrix Systems, Inc. (b)                          15,700      118,535
Computer Associates International, Inc.           36,900      548,334
Electronic Data Systems Corp.                     33,200      499,992
First Data Corp.                                  47,500    1,659,650
Fiserv, Inc. (b)                                  13,650      426,426
Intuit, Inc. (b)                                  13,000      674,960
Mercury Interactive Corp. (b)                      6,000      158,220
Microsoft Corp. (b)                              349,022   18,662,206
Novell, Inc. (b)                                  19,400       47,142
NVIDIA Corp. (b)                                  11,500      136,850
Oracle Corp. (b)                                 350,016    3,566,663
Parametric Technology Corp. (b)                   13,500       31,185
PeopleSoft, Inc. (b)                              22,000      398,200
Radioshack Corp.                                  11,900      248,710
Rational Software Corp. (b)                       10,400       68,848
Siebel Systems, Inc. (b)                          34,970      262,974
Sun Microsystems, Inc. (b)                       219,400      649,643
SunGard Data Systems, Inc. (b)                    18,300      405,711


                                                           2002 Annual Report 20

================================================================================


COMMON STOCKS (continued)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
COMPUTER SOFTWARE & SERVICES (continued)
Symbol Technologies, Inc.                                       12,250  $    105,963
Unisys Corp. (b)                                                14,900       130,077
VERITAS Software Corp. (b)                                      24,639       375,745
Yahoo!, Inc. (b)                                                36,700       547,564
                                                                        ------------
                                                                          31,960,100
                                                                        ------------
------------------------------------------------------------------------------------
CONGLOMERATES (0.7%)
Illinois Tool Works, Inc.                                       18,800     1,154,320
ITT Industries, Inc.                                             6,200       402,876
Johnson Controls, Inc.                                           6,400       499,200
Tyco International Ltd.                                        126,080     1,823,117
                                                                        ------------
                                                                           3,879,513
                                                                        ------------
------------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (0.1%)
Centex Corp.                                                     4,400       200,112
Sherwin Williams Co.                                             7,300       199,655
Vulcan Materials Co.                                             5,100       171,156
                                                                        ------------
                                                                             570,923
                                                                        ------------
------------------------------------------------------------------------------------
CONSTRUCTION & HOUSING (0.1%)
Masco Corp.                                                     29,600       608,576
                                                                        ------------
------------------------------------------------------------------------------------
CONSTRUCTION MACHINERY (0.2%)
Caterpillar, Inc.                                               23,600       964,060
                                                                        ------------
------------------------------------------------------------------------------------
CONSUMER DURABLE (0.3%)
Black & Decker Corp.                                             5,800       271,208
Danaher Corp.                                                   10,600       613,210
Fortune Brands, Inc.                                             9,000       450,540
Whirlpool Corp.                                                  5,000       233,050
                                                                        ------------
                                                                           1,568,008
                                                                        ------------
------------------------------------------------------------------------------------
CONSUMER FINANCE (2.2%)
Citigroup, Inc.                                                326,127    12,050,393
                                                                        ------------
------------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL (2.7%)
Avon Products, Inc.                                             15,100       732,199
Clorox Co. (The)                                                15,000       673,950
Colgate-Palmolive Co.                                           36,000     1,979,280
Ecolab, Inc.                                                     7,100       342,575
Gillette Co. (The)                                              66,400     1,984,032
International Flavor and Fragrances, Inc.                        5,100       171,105
Kimberly-Clark Corp.                                            32,729     1,685,544
Procter & Gamble Co.                                            83,700     7,403,265
Tupperware Corp.                                                 3,100        50,034
                                                                        ------------
                                                                          15,021,984
                                                                        ------------

                                                        Shares or
                                                     Principal Amount      Value
------------------------------------------------------------------------------------
CONTAINERS (0.1%)
Ball Corp.                                                       4,500  $    217,935
Bemis, Inc.                                                      2,300       119,807
Sealed Air Corp. (b)                                             6,800       104,176
                                                                        ------------
                                                                             441,918
                                                                        ------------
------------------------------------------------------------------------------------
CREDIT REPORTING SERVICES (0.1%)
Moodys, Inc.                                                     9,100       428,610
                                                                        ------------
------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION (0.1%)
Computer Sciences Corp. (b)                                     12,200       393,938
                                                                        ------------
------------------------------------------------------------------------------------
DISTRIBUTION (0.3%)
SYSCO Corp.                                                     44,600     1,412,928
                                                                        ------------
------------------------------------------------------------------------------------
DRUGS (6.5%)
Amgen, Inc. (b)                                                 82,376     3,835,427
Biogen, Inc. (b)                                                10,600       388,914
Eli Lilly & Co.                                                 72,400     4,018,200
Forest Laboratories, Inc. Class A (b)                           12,000     1,175,880
Genzyme Corp. (b)                                               14,000       389,900
Merck & Co., Inc.                                              144,900     7,859,376
Pfizer, Inc.                                                   398,900    12,673,052
Pharmacia & Upjohn, Inc.                                        83,129     3,574,547
Schering-Plough Corp.                                           97,100     2,073,085
                                                                        ------------
                                                                          35,988,381
                                                                        ------------
------------------------------------------------------------------------------------
EDUCATIONAL SERVICES (0.1%)
Apollo Group, Inc. (b)                                          12,100       502,150
                                                                        ------------
------------------------------------------------------------------------------------
ELECTRIC, GAS & SANITARY SERVICES (0.2%)
Exelon Corp.                                                    19,700       992,880
Mirant Corp. (b)                                                21,431        45,862
                                                                        ------------
                                                                           1,038,742
                                                                        ------------
------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (3.4%)
Agilent Technologies, Inc. (b)                                  27,426       377,108
Cooper Industries Ltd. Class A                                   5,600       176,344
Eaton Corp.                                                      5,400       369,306
Emerson Electric Co.                                            26,000     1,252,680
General Electric Co.                                           641,100    16,187,775
Grainger (W.W.), Inc.                                            4,400       213,224
Rockwell International Corp.                                     7,900       130,745
                                                                        ------------
                                                                          18,707,182
                                                                        ------------
------------------------------------------------------------------------------------
ELECTRONICS (2.5%)
Altera Corp. (b)                                                25,200       295,344
Applied Micro Circuits Corp. (b)                                16,000        62,400
Broadcom Corp. Class A (b)                                      14,409       172,620
Intel Corp.                                                    429,500     7,430,350
Jabil Circuit, Inc. (b)                                         10,600       163,558


                                                           2002 Annual Report 21

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE S&P 500 INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------
ELECTRONICS (continued)
KLA-Tencor Corp. (b)                                            13,200  $    470,052
Linear Technology Corp.                                         21,800       602,552
LSI Logic Corp. (b)                                             17,800       105,020
Maxim Integrated Products, Inc. (b)                             20,272       645,460
Molex, Inc.                                                     14,225       375,682
National Semiconductor Corp. (b)                                12,300       163,344
PMC-Sierra, Inc. (b)                                            13,500        65,745
QLogic Corp. (b)                                                 7,100       247,151
Sanmina Corp. (b)                                               38,396       118,260
Solectron Corp. (b)                                             43,261        97,337
Tektronix, Inc. (b)                                              4,900        86,583
Teradyne, Inc. (b)                                              14,900       180,439
Texas Instruments, Inc.                                        109,600     1,738,256
Thomas & Betts Corp. (b)                                         3,100        51,336
Xilinx, Inc. (b)                                                23,500       446,265
                                                                        ------------
                                                                          13,517,754
                                                                        ------------
------------------------------------------------------------------------------------
ENTERTAINMENT (0.6%)
Electronic Arts, Inc. (b)                                        9,500       618,640
International Game Technology (b)                                6,000       451,260
Walt Disney Co. (The)                                          128,200     2,140,940
                                                                        ------------
                                                                           3,210,840
                                                                        ------------
------------------------------------------------------------------------------------
FINANCIAL (3.2%)
American Express Co.                                            85,600     3,113,272
Capital One Financial Corp.                                     13,900       423,533
Comerica, Inc.                                                  12,600       550,116
Countrywide Credit Industries, Inc.                              9,000       452,790
Fannie Mae                                                      64,100     4,285,725
Golden West Financial Corp.                                      9,200       635,352
Goldman Sachs Group, Inc.                                       30,300     2,169,480
Household International, Inc.                                   30,700       729,432
Lehman Brothers Holdings, Inc.                                  15,600       831,012
MBNA Corp.                                                      79,931     1,623,399
Providian Financial Corp.                                       15,200        67,640
Schwab (Charles) Corp.                                          83,700       768,366
Washington Mutual, Inc.                                         60,697     2,170,525
                                                                        ------------
                                                                          17,820,642
                                                                        ------------
------------------------------------------------------------------------------------
FINANCIAL / BANKS (3.1%)
AmSouth Bancorporation                                          19,500       382,200
Bank One Corp.                                                  75,634     2,917,203
BB&T Corp.                                                      29,600     1,073,000
Bear Stearns Cos., Inc.                                          7,181       438,400
Charter One Financial, Inc.                                     12,905       390,763
Fifth Third Bancorp                                             38,046     2,415,921
Fleet Boston Corp.                                              66,928     1,565,446
Huntington Bancshares, Inc.                                     12,444       235,316
KeyCorp                                                         25,300       618,079
National City Corp.                                             37,400     1,014,662
PNC Bank Corp.                                                  19,800       805,068

                                                        Shares or
                                                     Principal Amount      Value
------------------------------------------------------------------------------------
FINANCIAL / BANKS (continued)
Regions Financial Corp.                                         12,100  $    409,827
SouthTrust Corp.                                                20,000       512,400
Suntrust Banks, Inc.                                            19,300     1,174,212
Synovus Financial Corp.                                         15,200       311,448
U.S. Bancorp                                                   123,363     2,601,726
Union Planters Corp.                                            10,600       299,556
                                                                        ------------
                                                                          17,165,227
                                                                        ------------
------------------------------------------------------------------------------------
FINANCIAL SERVICES (1.6%)
AMBAC Financial Group, Inc.                                      7,700       475,860
First Tennessee National Corp.                                   7,200       266,976
H&R Block, Inc.                                                 12,600       559,188
John Hancock Financial Services, Inc.                           16,900       495,170
Marshall & Ilsley Corp.                                         11,400       321,024
SLM Corp.                                                       10,400     1,068,496
Stilwell Financial, Inc.                                        11,300       132,323
Wells Fargo Co.                                                109,495     5,526,213
                                                                        ------------
                                                                           8,845,250
                                                                        ------------
------------------------------------------------------------------------------------
FOOD & BEVERAGE (1.6%)
Anheuser-Busch Cos., Inc.                                       56,000     2,954,560
General Mills, Inc.                                             25,000     1,033,000
PepsiCo, Inc.                                                  114,220     5,037,102
                                                                        ------------
                                                                           9,024,662
                                                                        ------------
------------------------------------------------------------------------------------
FOOD & RELATED (2.1%)
Archer-Daniels-Midland Co.                                      37,495       510,682
Campbell Soup Co.                                               24,000       505,920
ConAgra, Inc.                                                   34,000       824,500
Heinz (H.J.) Co.                                                24,500       787,920
Hershey Foods Corp.                                              9,600       624,672
Kellogg Co.                                                     24,800       790,128
Philip Morris Cos., Inc.                                       136,203     5,550,272
Sara Lee Corp.                                                  53,175     1,213,985
Wrigley (Wm.) Jr. Co.                                           13,500       712,395
                                                                        ------------
                                                                          11,520,474
                                                                        ------------
------------------------------------------------------------------------------------
FURNITURE & HOME FURNISHINGS (0.0%)
Leggett & Platt, Inc.                                           10,500       218,925
                                                                        ------------
------------------------------------------------------------------------------------
GAS/DISTRIBUTION (0.1%)
El Paso Corp.                                                   42,495       329,336
Keyspan Corp.                                                    7,445       271,966
                                                                        ------------
                                                                             601,302
                                                                        ------------
------------------------------------------------------------------------------------
GOLD ORES (0.2%)
Freeport-McMoRan Copper & Gold, Inc. (b)                        12,600       153,720
Newmont Mining Corp.                                            28,300       699,576
                                                                        ------------
                                                                             853,296
                                                                        ------------


                                                           2002 Annual Report 22

================================================================================


COMMON STOCKS (continued)
====================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------
HEALTHCARE (6.5%)
Abbott Laboratories                                            100,700  $  4,216,308
Allergan, Inc.                                                   9,000       490,050
Bard (C.R.), Inc.                                                2,700       151,011
Bausch & Lomb, Inc.                                              4,800       149,280
Baxter International, Inc.                                      40,500     1,013,310
Becton Dickinson & Co.                                          14,700       433,797
Biomet, Inc.                                                    18,550       546,483
Boston Scientific Corp. (b)                                     26,600     1,000,958
Bristol-Myers Squibb Co.                                       126,300     3,108,243
Cardinal Health, Inc.                                           28,750     1,989,788
Guidant Corp. (b)                                               21,000       620,970
HCA-The Healthcare Co.                                          34,500     1,500,405
Health Management Associates, Inc. Class A (b)                  17,500       334,600
HealthSouth Corp. (b)                                           20,100        87,435
Humana, Inc. (b)                                                 7,100        86,478
Johnson & Johnson Co.                                          191,750    11,265,312
King Pharmaceuticals, Inc. (b)                                  13,292       204,032
Manor Care, Inc. (b)                                             5,500       108,735
McKesson HBOC, Inc.                                             17,381       518,128
Medtronic, Inc.                                                 78,200     3,503,360
Quintiles Transnational Corp. (b)                                6,100        65,575
St. Jude Medical, Inc. (b)                                      12,700       452,247
Stryker Corp.                                                   12,000       757,200
Tenet Healthcare Corp. (b)                                      30,100       865,375
UnitedHealth Group, Inc.                                        19,000     1,728,050
Watson Pharmaceutical, Inc. (b)                                  5,600       153,944
Wellpoint Health Networks, Inc. (b)                             10,000       752,100
                                                                        ------------
                                                                          36,103,174
                                                                        ------------
------------------------------------------------------------------------------------
HOME BUILDING (0.1%)
Fluor Corp.                                                      4,000        94,600
KB Home                                                          3,900       184,080
Pulte Corp.                                                      5,000       229,600
                                                                        ------------
                                                                             508,280
                                                                        ------------
------------------------------------------------------------------------------------
HOTELS & CASINOS (0.1%)
Harrah's Entertainment, Inc. (b)                                 8,500       357,000
                                                                        ------------
------------------------------------------------------------------------------------
HOTELS / MOTELS (0.3%)
Cendant Corp. (b)                                               64,100       737,150
Hilton Hotels Corp.                                             19,400       238,620
Marriott International, Inc. Class A                            17,400       538,182
Starwood Hotels & Resorts Worldwide, Inc.                       14,963       348,638
                                                                        ------------
                                                                           1,862,590
                                                                        ------------
------------------------------------------------------------------------------------
INSURANCE (4.4%)
ACE Ltd.                                                        15,000       461,250
Aetna, Inc.                                                     10,900       439,270
Allstate Corp. (The)                                            44,600     1,774,188
American International Group, Inc.                             168,278    10,525,788
Anthem, Inc. (b)                                                 9,724       612,612

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------
INSURANCE (continued)
AON Corp.                                                       18,550  $    340,022
Chubb Corp. (The)                                               12,000       676,920
CIGNA Corp.                                                     10,000       361,400
Cincinnati Financial Corp.                                       8,300       315,317
Hartford Financial Services Group                               17,100       675,450
Lincoln National Corp.                                          13,600       414,936
Loews Corp.                                                     10,700       461,598
MBIA, Inc.                                                      10,700       467,055
MetLife, Inc.                                                   43,000     1,026,840
MGIC Investment Corp.                                            7,200       302,112
Principal Financial Group, Inc. (b)                             23,000       645,150
Progressive Corp. (The)                                         13,100       720,500
Prudential Financial, Inc. (b)                                  39,300     1,147,560
SAFECO Corp.                                                     9,900       352,044
St. Paul Cos., Inc.                                             16,000       524,800
Torchmark Corp.                                                  6,400       229,120
Travelers Property Casualty Corp. Class B (b)                   61,547       832,115
Unum Provident Corp.                                            12,257       251,514
XL Capital Ltd.                                                  9,400       715,810
                                                                        ------------
                                                                          24,273,371
                                                                        ------------
------------------------------------------------------------------------------------
INSURANCE / LIFE (0.2%)
AFLAC, Inc.                                                     31,600       961,904
Jefferson-Pilot Corp.                                            8,300       333,245
                                                                        ------------
                                                                           1,295,149
                                                                        ------------
------------------------------------------------------------------------------------
INSURANCE BROKERS (0.3%)
Marsh & McLennan Cos., Inc.                                     33,300     1,555,443
                                                                        ------------
------------------------------------------------------------------------------------
INVESTMENT MANAGEMENT (1.0%)
Franklin Resources, Inc.                                        15,200       501,448
Merrill Lynch & Co., Inc.                                       54,525     2,069,224
Morgan Stanley Dean Witter & Co.                                70,576     2,746,818
T. Rowe Price Group, Inc.                                        9,900       279,477
                                                                        ------------
                                                                           5,596,967
                                                                        ------------
------------------------------------------------------------------------------------
LEISURE PRODUCTS (0.3%)
Brunswick Corp.                                                  4,600        94,668
Carnival Corp.                                                  35,700       932,484
Hasbro, Inc.                                                     9,200        94,024
Mattel, Inc.                                                    25,400       466,344
                                                                        ------------
                                                                           1,587,520
                                                                        ------------
------------------------------------------------------------------------------------
MANUFACTURING (0.6%)
3M Co.                                                          25,100     3,186,194
Power-One, Inc. (b)                                              4,200        22,600
                                                                        ------------
                                                                           3,208,794
                                                                        ------------


                                                           2002 Annual Report 23

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE S&P 500 INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
MANUFACTURING / DIVERSIFIED (0.2%)
American Standard Companies, Inc. (b)                            5,000  $    333,500
PPG Industries, Inc.                                            12,000       564,360
                                                                        ------------
                                                                             897,860
                                                                        ------------
------------------------------------------------------------------------------------
MEDICAL PRODUCTS (0.1%)
Zimmer Holdings, Inc. (b)                                       13,910       573,370
                                                                        ------------
------------------------------------------------------------------------------------
METAL PROCESSORS (0.0%)
Thermo Electron Corp. (b)                                        9,500       174,705
                                                                        ------------
------------------------------------------------------------------------------------
METALS (0.0%)
Phelps Dodge Corp.                                               6,408       198,776
                                                                        ------------
------------------------------------------------------------------------------------
METALS & MINING (0.2%)
Alcoa, Inc.                                                     52,332     1,154,444
                                                                        ------------
------------------------------------------------------------------------------------
MORTGAGE / ASSET BACKED OBLIGATIONS (0.5%)
Freddie Mac                                                     44,800     2,758,784
                                                                        ------------
------------------------------------------------------------------------------------
MOTOR VEHICLES (0.3%)
Harley-Davidson, Inc.                                           20,500     1,072,150
Navistar International Corp.                                     3,200        71,744
TRW, Inc.                                                        9,300       495,690
                                                                        ------------
                                                                           1,639,584
                                                                        ------------
------------------------------------------------------------------------------------
MULTI-MEDIA (0.8%)
AOL Time Warner, Inc. (b)                                      287,650     4,242,838
Viacom, Inc. Class A (b)                                         1,000        44,590
                                                                        ------------
                                                                           4,287,428
                                                                        ------------
------------------------------------------------------------------------------------
NATURAL GAS (0.1%)
NICOR, Inc.                                                      4,100       127,264
People's Energy Corp.                                            1,900        69,065
Sempra Energy                                                   12,715       281,510
                                                                        ------------
                                                                             477,839
                                                                        ------------
------------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Xerox Corp. (b)                                                 38,500       255,640
                                                                        ------------
------------------------------------------------------------------------------------
OIL & GAS (4.7%)
Amerada Hess Corp.                                               6,600       338,580
Apache Corp.                                                    10,220       552,493
Ashland, Inc.                                                    3,400        89,250
BJ Services Co. (b)                                             10,900       330,597
ChevronTexaco Corp.                                             68,793     4,652,471
Conocophillips                                                  42,473     2,059,941
Devon Energy Corp.                                               9,001       454,551
EOG Resources, Inc.                                              6,100       225,883
Exxon Mobil Corp.                                              435,478    14,658,189
Kinder Morgan, Inc.                                              9,200       336,812

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
OIL & GAS (continued)
Marathon Oil Corp.                                              17,500  $    365,750
Nabors Industries Ltd. (b)                                      10,891       380,858
Noble Corp. (b)                                                  9,600       310,272
Rowan Cos., Inc.                                                 8,400       171,276
Sunoco, Inc.                                                     4,400       131,912
Transocean Sedco Forex, Inc.                                    19,800       435,204
Unocal Corp.                                                    13,900       384,196
Williams Cos., Inc. (The)                                       38,600        72,568
                                                                        ------------
                                                                          25,950,803
                                                                        ------------
------------------------------------------------------------------------------------
OIL & GAS FIELD MACHINERY (0.3%)
Anadarko Petroleum Corp.                                        17,157       764,173
Burlington Resources, Inc.                                      13,400       552,080
Kerr-McGee Corp.                                                 7,084       308,154
                                                                        ------------
                                                                           1,624,407
                                                                        ------------
------------------------------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.5%)
Baker Hughes, Inc.                                              21,970       638,229
Dynegy, Inc.                                                    33,700        22,916
Halliburton Co.                                                 25,200       407,736
Schlumberger Ltd.                                               35,700     1,431,927
                                                                        ------------
                                                                           2,500,808
                                                                        ------------
------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp.                                              3,100        73,749
Georgia Pacific Corp.                                           11,263       137,409
International Paper Co.                                         32,496     1,135,085
Louisiana-Pacific Corp.                                          3,500        23,590
Meadwestvaco Corp.                                              10,601       222,091
Pactiv Corp. (b)                                                 7,600       150,784
Temple-Inland, Inc.                                              4,200       172,284
Weyerhaeuser Co.                                                15,400       697,620
                                                                        ------------
                                                                           2,612,612
                                                                        ------------
------------------------------------------------------------------------------------
PHARMACEUTICALS (0.7%)
AmerisourceBergen Corp.                                          7,400       526,510
MedImmune, Inc. (b)                                             17,300       442,015
Wyeth                                                           85,400     2,860,900
                                                                        ------------
                                                                           3,829,425
                                                                        ------------
------------------------------------------------------------------------------------
PHOTOGRAPHIC (0.1%)
Eastman Kodak Co.                                               20,500       675,475
                                                                        ------------
------------------------------------------------------------------------------------
POLLUTION CONTROL (0.2%)
Allied Waste Industries, Inc. (b)                               10,500        85,575
Waste Management, Inc.                                          37,000       851,740
                                                                        ------------
                                                                             937,315
                                                                        ------------


                                                           2002 Annual Report 24

================================================================================


COMMON STOCKS (continued)
====================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
PRINTING & PUBLISHING (0.8%)
American Greetings Corp. Class A                                 5,000  $     75,200
Donnelley (R.R.) & Sons Co.                                      4,200        84,210
Dow Jones & Co., Inc.                                            4,500       158,040
Gannett Co., Inc.                                               17,900     1,359,147
Knight-Ridder, Inc.                                              6,400       385,152
McGraw-Hill Cos., Inc. (The)                                    12,400       799,800
Meredith Corp.                                                   1,500        68,325
New York Times Co. (The) Class A                                 8,700       421,167
Tribune Co.                                                     18,257       877,249
                                                                        ------------
                                                                           4,228,290
                                                                        ------------
------------------------------------------------------------------------------------
RAILROADS (0.5%)
Burlington Northern Santa Fe Corp.                              22,400       576,352
CSX Corp.                                                       15,600       430,560
Norfolk Southern Corp.                                          22,600       456,520
Union Pacific Corp.                                             17,200     1,015,660
                                                                        ------------
                                                                           2,479,092
                                                                        ------------
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.3%)
Equity Office Properties Trust                                  24,800       597,184
Equity Residential Property                                     20,200       479,144
Plum Creek Timber Co, Inc.                                       9,200       208,012
Simon Property Group, Inc.                                      12,600       430,290
                                                                        ------------
                                                                           1,714,630
                                                                        ------------
------------------------------------------------------------------------------------
RESTAURANTS (0.4%)
Darden Restaurants, Inc.                                         9,400       178,412
McDonald's Corp.                                                85,100     1,541,161
Wendy's International, Inc.                                      8,400       266,112
YUM! Brands, Inc. (b)                                           18,400       414,552
                                                                        ------------
                                                                           2,400,237
                                                                        ------------
------------------------------------------------------------------------------------
RETAIL (6.4%)
Autozone, Inc. (b)                                               7,300       626,121
Bed Bath & Beyond, Inc. (b)                                     19,900       705,654
Best Buy Co., Inc. (b)                                          19,250       396,743
Big Lots, Inc. (b)                                               6,100       101,260
Circuit City Stores-Circuit City Group                          11,200       110,992
Costco Wholesale Corp. (b)                                      30,800     1,045,044
CVS Corp.                                                       26,900       745,937
Dillard's, Inc. Class A                                          5,200        85,748
Dollar General Corp.                                            17,610       245,836
Family Dollar Stores, Inc.                                      12,000       369,480
Federated Department Stores, Inc. (b)                           14,400       442,080
Gap, Inc. (The)                                                 52,500       617,925
Home Depot, Inc.                                               151,850     4,385,428
Jones Apparel Group, Inc. (b)                                    9,500       329,080
Kohl's Corp. (b)                                                20,800     1,215,760
Limited, Inc. (The)                                             30,900       484,203
Lowe's Cos., Inc.                                               49,200     2,053,116
May Department Stores Co. (The)                                 15,700       366,595

                                                        Shares or
                                                     Principal Amount       Value
------------------------------------------------------------------------------------
RETAIL (continued)
Nordstrom, Inc.                                                  7,000  $    139,440
Office Depot, Inc. (b)                                          17,500       251,825
Penney (J.C) Co., Inc.                                          19,900       379,095
Sears, Roebuck & Co.                                            22,700       596,102
Staples, Inc. (b)                                               32,600       502,692
Starbucks Corp. (b)                                             27,100       646,064
Target Corp.                                                    56,800     1,710,816
Tiffany & Co.                                                    7,800       204,204
TJX Cos., Inc. (The)                                            34,800       714,096
Toys 'R' Us, Inc. (b)                                           13,000       129,870
Wal-Mart Stores, Inc.                                          286,600    15,347,429
                                                                        ------------
                                                                          34,948,635
                                                                        ------------
------------------------------------------------------------------------------------
RETAIL / FOOD & DRUG (0.8%)
Albertson's, Inc.                                               28,534       636,594
Kroger Co. (b)                                                  53,900       799,876
Safeway, Inc. (b)                                               31,900       736,890
Supervalu, Inc.                                                  5,500        92,400
Walgreen Co.                                                    66,100     2,230,875
Winn-Dixie Stores, Inc.                                          7,500       112,650
                                                                        ------------
                                                                           4,609,285
                                                                        ------------
------------------------------------------------------------------------------------
SEMICONDUCTORS (0.6%)
Advanced Micro Devices, Inc. (b)                                29,100       178,674
Analog Devices, Inc. (b)                                        22,300       597,640
Applied Materials, Inc. (b)                                    103,300     1,552,599
Micron Technology, Inc. (b)                                     36,600       585,600
Novellus Systems, Inc. (b)                                       9,700       306,520
                                                                        ------------
                                                                           3,221,033
                                                                        ------------
------------------------------------------------------------------------------------
SERVICES (0.7%)
Autodesk, Inc.                                                   8,000        93,600
Deluxe Corp.                                                     3,800       175,636
eBay, Inc. (b)                                                  19,800     1,252,152
Equifax, Inc.                                                    7,500       176,700
IMS Health, Inc.                                                15,600       234,624
Omnicom Group                                                   12,700       731,901
Paychex, Inc.                                                   25,675       739,954
Robert Half International, Inc. (b)                              8,100       135,270
Ryder System, Inc.                                               4,100        94,095
Sabre Holdings, Inc. (b)                                         7,417       142,258
TMP Worldwide, Inc. (b)                                          9,000       139,320
                                                                        ------------
                                                                           3,915,510
                                                                        ------------
------------------------------------------------------------------------------------
STEEL (0.1%)
Allegheny Teledyne, Inc.                                         2,200        15,070
Nucor Corp.                                                      5,500       231,770
Worthington Industries, Inc.                                     4,600        86,664
                                                                        ------------
                                                                             333,504
                                                                        ------------


                                                           2002 Annual Report 25

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE S&P 500 INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
TECHNOLOGY (0.0%)
Comverse Technology, Inc. (b)                                   12,700  $     92,583
                                                                        ------------
------------------------------------------------------------------------------------
TELECOMMUNICATIONS (3.4%)
ADC Telecommunications, Inc. (b)                                39,593        62,557
ALLTEL Corp.                                                    21,200     1,053,852
Andrew Corp. (b)                                                 5,200        44,720
AT&T Corp.                                                     247,834     3,231,755
AT&T Wireless Services, Inc. (b)                               166,699     1,145,222
BellSouth Corp.                                                120,600     3,153,690
CenturyTel, Inc.                                                 7,600       215,308
Nextel Communications, Inc. (b)                                 62,100       700,488
QUALCOMM, Inc. (b)                                              49,300     1,701,836
Qwest Communications International, Inc.                       110,811       375,649
SBC Communications, Inc.                                       214,241     5,497,425
Scientific-Atlanta, Inc.                                         8,400       102,564
Sprint Corp. (FON Group)                                        60,300       748,926
Sprint Corp. (PCS Group) (b)                                    52,700       183,396
Univision Communications, Inc. (b)                              12,300       318,693
                                                                        ------------
                                                                          18,536,081
                                                                        ------------
------------------------------------------------------------------------------------
TIRE & RUBBER (0.0%)
Cooper Tire & Rubber Co.                                         3,900        50,739
Goodyear Tire & Rubber Co.                                      14,200       100,820
                                                                        ------------
                                                                             151,559
                                                                        ------------
------------------------------------------------------------------------------------
TOBACCO (0.1%)
R.J. Reynolds Tobacco Holdings, Inc.                             7,000       283,850
UST, Inc.                                                       12,800       391,552
                                                                        ------------
                                                                             675,402
                                                                        ------------
------------------------------------------------------------------------------------
TRANSPORT SERVICES (0.8%)
United Parcel Service, Inc. Class B                             72,800     4,368,728
                                                                        ------------
------------------------------------------------------------------------------------
UTILITIES (2.1%)
AES Corp. (The) (b)                                             27,665        48,967
Allegheny Energy, Inc.                                           9,400        53,580
Ameren Corp.                                                    10,700       432,280
American Electric Power Co., Inc.                               24,940       639,462
Calpine Corp. (b)                                               27,400        54,800
Centerpoint Energy, Inc.                                        17,700       125,316
Cinergy Corp.                                                   11,500       357,765
CMS Energy Corp.                                                10,900        85,347
Consolidated Edison, Inc.                                       15,100       642,807
Constellation Energy Group, Inc.                                 7,900       202,082
Dominion Resources, Inc.                                        22,367     1,073,616
DTE Energy Co.                                                   9,400       423,846
Duke Power Co.                                                  59,700     1,223,253
Edison International (b)                                        15,100       151,755
Entergy Corp.                                                   15,900       701,031
FirstEnergy Corp.                                               17,148       556,453
Florida Power & Light, Inc.                                     12,800       754,944

                                                        Shares or
                                                     Principal Amount      Value
------------------------------------------------------------------------------------
UTILITIES (continued)
NiSource, Inc.                                                   9,627  $    159,038
PG&E Corp. (b)                                                  18,800       203,980
Pinnacle West Capital Corp.                                      4,500       128,250
PP&L Resources, Inc.                                            10,100       349,561
Progress Energy, Inc.                                           12,800       534,016
Public Service Enterprise Group, Inc.                           16,000       458,400
Southern Co.                                                    43,700     1,297,889
TECO Energy, Inc.                                               15,900       235,320
TXU Corp.                                                       23,200       332,920
Xcel Energy, Inc.                                               26,310       273,624
                                                                        ------------
                                                                          11,500,302
                                                                        ------------

Total Common Stocks                                                      525,355,132
                                                                        ------------


PREFERRED STOCKS (0.0%)
====================================================================================

CONSUMER NON-DURABLE (0.0%)

Alberto Culver Co. Class B                                       2,500       129,050
                                                                        ------------
TOTAL PREFERRED STOCKS                                                       129,050
                                                                        ------------


U.S. GOVERNMENT OBLIGATIONS (0.8%)
====================================================================================

U.S. TREASURY BILLS (0.8%)
1.61%, 12/19/02 (c)                                  $       4,470,000     4,460,524
                                                                        ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS                                          4,460,524
                                                                        ------------


                                                           2002 Annual Report 26

================================================================================


REPURCHASE AGREEMENT (3.6%)
====================================================================================


                                                        SHARES OR
                                                     PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------
Fifth Third Bank, 1.67%, dated
  10/31/02, due 11/01/02, repurchase price
  19,594,241 (Fully collateralized by
  Freddie Mac Securities)                            $      19,593,332  $ 19,593,332
                                                                        ------------

TOTAL REPURCHASE AGREEMENT                                                19,593,332
                                                                        ------------

TOTAL INVESTMENTS (COST $720,722,270) (A) - 100.0%                       549,538,038

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                 253,868
                                                                        ------------

NET ASSETS - 100.0%                                                     $549,791,906
                                                                        ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)  Denotes a non-income producing security.

(c)  Pledged as collateral for futures.

At October 31, 2002, the Fund's open long futures contracts were as follows:

                                  Market Value     Unrealized
Number of  Long                    Covered by     Appreciation
Contracts  Contracts  Expiration    Contracts    (Depreciation)
---------  ---------  ----------  -------------  ---------------
   111     S&P 500      12/19/02  $  24,569,850  $     1,014,689


SEE NOTES TO FINANCIAL STATEMENTS.



                                                           2002 Annual Report 27

NATIONWIDE MID CAP MARKET                      Class A Shares symbol: NMXAX
INDEX FUND                                     Class B Shares symbol: NMXBX
                                               Institutional Class symbol: NMXIX

================================================================================


HOW  DID  THE  FUND  PERFORM?

The Fund returned -5.67%* versus -4.78% for its benchmark, the S&P Mid Cap 400 Index.

For broader comparison, the S&P 500 Index returned -15.11% for the period.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  THE  PORTFOLIO'S
PERFORMANCE?

The fiscal year began with a rebound from the lows after the terrorist attacks of September 11, 2001. However, confidence in the nation's security declined in the subsequent months as fears of continued terrorism and a potential war with Iraq hurt stock returns. Concerns about unethical corporate accounting practices also took their toll on the markets. Amid this environment, the Fund saw discouraging results from all of the major domestic markets.

On the bright side, the period ended with strong performance in October. What began as a technical rally took on a new dimension as corporate earnings reports generally were better than expected. More than half of the companies reporting earnings exceeded their expectations, leading to the belief that a bottom may have been reached.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

Four of the 10 S&P 500 Index sectors posted positive returns for the trailing 12 months. Consumer discretionary posted the greatest gain (up 12.29%), followed closely by energy and consumer staples. The fourth sector posting positive returns was financials. These sectors are considered defensive during times of market decline, such as what was experienced recently.

The worst performers were telecommunications (down 48.45%), information technology and utilities. The technology sector's underperformance was seen broadly across the markets, as evidenced by the NASDAQ Composite Index's closing down 21.33% for the period. The relative underperformance of these sectors hurt the total return of the benchmark.

HOW IS THE FUND POSITIONED?

Despite a difficult fiscal year, markets did exhibit a brief rally in August and a significant rally in October. Nevertheless, saddled with a host of geopolitical risks as well as ongoing accounting fears and lower corporate earnings announcements, the market is expected to continue to be choppy and rotational.

As the Federal Reserve maintains its prospects for continued productivity growth, and strives for price stability and sustainable economic expansion in the global economy, the outlook is promising for an upward market movement. The portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

PORTFOLIO MANAGER: Fund Asset Management, L.P.- Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $103,209,020
OCTOBER  31,  2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended October 31, 2002)

                         1 YR.   INCEPTION(1)
----------------------  -------  ------------
Class A      w/o SC(2)   -5.67%        -0.80%
             w/SC(3)    -11.12%        -2.85%
----------------------  -------  ------------
Class B(4)   w/o SC(2)   -6.13%        -1.21%
             w/SC(5)    -10.81%        -2.21%
----------------------  -------  ------------
Institutional Class(6)   -5.19%        -0.31%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Commenced operations on December 29, 1999.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (5/25/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.

5 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

6    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NMF Mid Cap Market Index Fund     Benchmarks

Date        Class A  S&P Midcap 400   CPI
12/29/1999    9,425          10,000  10,000
10/31/2000   11,170          11,807  10,339
10/31/2001    9,766          10,337  10,559
10/31/2002    9,212           9,843  10,781

Comparative performance of $10,000 invested in Class A shares of the Nationwide Mid Cap Market Index Fund, the S&P MidCap 400 Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The S&P MidCap 400 Index consists of 400 stocks designed to measure performance of the mid cap company economy through changes in the aggregate market value of these 400 stocks which represent all major industries.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                           2002 Annual Report 28

STATEMENT OF INVESTMENTS
October 31, 2002

==================================================================================


NATIONWIDE MID CAP MARKET INDEX FUND
==================================================================================

COMMON STOCKS (91.2%)
==================================================================================

                                                        SHARES OR
                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
AEROSPACE / DEFENSE (0.2%)
Precision Castparts Corp.                                       7,400  $   143,634
Sequa Corp. (b)                                                 1,200       46,212
                                                                       -----------
                                                                           189,846
                                                                       -----------
----------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS (0.1%)
Universal Corp.                                                 3,800      133,836
                                                                       -----------
----------------------------------------------------------------------------------
AIRLINES (0.1%)
Alaska Air Group, Inc. (b)                                      4,000       86,560
                                                                       -----------
----------------------------------------------------------------------------------
AMUSEMENT & RECREATION (0.5%)
Callaway Golf Co.                                              11,000      134,640
International Speedway Corp.                                    7,000      272,580
Six Flags, Inc. (b)                                            13,700       62,609
                                                                       -----------
                                                                           469,829
                                                                       -----------
----------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (1.2%)
Arvinmeritor, Inc.                                              8,700      131,805
Bandag, Inc.                                                    2,300       87,952
BorgWarner Automotive, Inc.                                     3,800      170,924
Gentex Corp. (b)                                                9,900      291,852
Lear Corp. (b)                                                  8,700      317,985
Modine Manufacturing Co.                                        4,100       71,709
Superior Industries International, Inc.                         3,800      161,386
                                                                       -----------
                                                                         1,233,613
                                                                       -----------
----------------------------------------------------------------------------------
AUTOMOTIVE (0.2%)
Carmax, Inc. (b)                                               14,800      242,572
                                                                       -----------
----------------------------------------------------------------------------------
BANKS (9.0%)
Associated Banc Corp.                                          10,094      338,755
Astoria Financial Corp.                                        12,500      327,250
Banknorth Group, Inc.                                          20,527      475,611
City National Corp.                                             7,000      316,750
Colonial Bancgroup, Inc.                                       17,000      203,320
Compass Bancshares, Inc.                                       17,800      574,940
First Virginia Banks, Inc.                                      9,400      351,842
FirstMerit Corp.                                               10,900      249,065
Golden State Bancorp, Inc.                                     14,800      544,492
Greater Bay Bancorp                                             7,600      115,824
GreenPoint Financial Corp.                                     13,100      570,767
Hibernia Corp.                                                 20,800      409,968
Independence Community Bank Corp.                               8,200      210,494
IndyMac Bancorp, Inc. (b)                                       7,500      139,800
M&T Bank Corp.                                                 12,600    1,032,191
Mercantile Bankshare Corp.                                      9,700      377,718
National Commerce Financial Co.                                27,390      670,507
New York Community Bancorp, Inc.                               14,800      430,088
Provident Financial Group                                       6,100      158,539
Roslyn Bancorp, Inc.                                           11,962      198,079

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
BANKS (continued)
Silicon Valley Bancshares (b)                                   6,600  $   124,014
Sovereign Bancorp, Inc.                                        34,400      484,352
TCF Financial Corp.                                            10,400      441,376
Webster Financial Corp.                                         6,800      220,388
West America Bancorp.                                           4,300      182,664
Wilmington Trust Corp.                                          8,500      257,975
                                                                       -----------
                                                                         9,406,769
                                                                       -----------
----------------------------------------------------------------------------------
BIOTECHNOLOGY (2.4%)
Gilead Sciences, Inc. (b)                                      26,300      913,662
Idec Pharmaceuticals Corp. (b)                                 20,500      943,410
Incyte Pharmaceuticals, Inc. (b)                                6,700       33,098
Millenium Pharmaceuticals, Inc. (b)                            37,963      282,445
Protein Design Labs, Inc. (b)                                  12,500      103,750
Vertex Pharmaceuticals, Inc. (b)                               10,500      205,905
                                                                       -----------
                                                                         2,482,270
                                                                       -----------
----------------------------------------------------------------------------------
BROADCASTING (1.3%)
Emmis Communications Corp. (b)                                  7,400      161,468
Entercom Communications Corp. (b)                               6,700      329,774
Hispanic Broadcasting Corp. (b)                                14,400      309,600
Westwood One, Inc. (b)                                         14,200      515,460
                                                                       -----------
                                                                         1,316,302
                                                                       -----------
----------------------------------------------------------------------------------
BUSINESS SERVICES (2.5%)
Acxiom Corp. (b)                                               12,300      154,980
Catalina Marketing Corp. (b)                                    7,800      150,930
Ceridian Corp. (b)                                             20,400      281,112
Checkfree Corp. (b)                                            10,200      166,056
CSG Systems International, Inc. (b)                             7,500       96,593
DST Systems, Inc. (b)                                          16,500      507,375
Gartner Group, Inc. (b)                                         9,700       78,182
Harte-Hanks, Inc.                                              11,900      227,052
Kelly Services, Inc.                                            4,400      104,104
Korn/Ferry International (b)                                    4,500       38,385
Manpower, Inc.                                                 10,600      361,460
MPS Group, Inc. (b)                                            12,800       68,992
The BISYS Group, Inc. (b)                                      16,600      297,140
                                                                       -----------
                                                                         2,532,361
                                                                       -----------
----------------------------------------------------------------------------------
CHEMICALS (2.6%)
Airgas, Inc. (b)                                                9,000      137,340
Albemarle Corp.                                                 5,300      149,036
Cabot Corp.                                                     8,000      189,440
Crompton Corp.                                                 14,500       96,135
Cytec Industries, Inc. (b)                                      5,700      137,997
Ferro Corp.                                                     5,800      141,926
FMC Corp. (b)                                                   5,000      152,950
Fuller (H. B.) Co.                                              3,500       99,645
IMC Global, Inc.                                               16,100      177,100
Lubrizol Corp.                                                  6,700      194,300


                                                           2002 Annual Report 29

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

==================================================================================


NATIONWIDE MID CAP MARKET INDEX FUND (Continued)
==================================================================================

COMMON STOCKS  (continued)
==================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
CHEMICALS (continued)
Lyondell Chemical Co.                                          22,300  $   278,750
Minerals Technologies, Inc.                                     2,900      127,339
Olin Corp.                                                      8,300      134,958
RPM, Inc.                                                      14,900      224,394
Schulman (A), Inc.                                              4,500       78,750
Solutia, Inc.                                                  12,100       53,845
Valspar Corp.                                                   6,500      271,505
                                                                       -----------
                                                                         2,645,410
                                                                       -----------
----------------------------------------------------------------------------------
COMMUNICATION EQUIPMENT (2.0%)
Adtran, Inc. (b)                                                5,500      139,645
Advanced Fibre Communications, Inc. (b)                        11,600      187,676
Broadwing, Inc. (b)                                            27,600       62,928
CommScope, Inc. (b)                                             6,800       53,380
Harris Corp.                                                    9,200      242,696
L-3 Communications Holdings, Inc. (b)                          12,600      592,200
Plantronics, Inc. (b)                                           5,800       86,884
Polycom, Inc. (b)                                              14,000      137,900
Powerwave Technologies, Inc. (b)                                8,800       40,568
Price Communications Corp. (b)                                  6,300       84,042
Telephone & Data Systems, Inc.                                  7,700      391,930
                                                                       -----------
                                                                         2,019,849
                                                                       -----------
----------------------------------------------------------------------------------
COMPUTER HARDWARE (0.8%)
Infocus Corp. (b)                                               4,300       25,198
Keane, Inc. (b)                                                 8,700       71,688
National Instruments Corp. (b)                                  6,600      189,354
Quantum Corp. (b)                                              17,800       52,688
SanDisk Corp. (b)                                               9,600      189,792
Storage Technology Corp. (b)                                   13,500      238,680
Sykes Enterprises, Inc. (b)                                     3,200       10,624
                                                                       -----------
                                                                           778,024
                                                                       -----------
----------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (4.5%)
3COM Corp. (b)                                                 47,200      199,137
Activision, Inc. (b)                                            9,300      190,650
Advent Software, Inc. (b)                                       4,800       67,728
Affiliated Computer Services, Inc. (b)                         17,900      824,295
Ascential Software Corp. (b)                                   29,400       71,148
Avocent Corp. (b)                                               6,500      130,000
Cadence Design Systems, Inc. (b)                               35,300      357,589
Henry (Jack) & Associates, Inc.                                11,500      118,209
Internet Security, Inc. (b)                                     6,800      125,528
Investment Technology Group, Inc. (b)                           6,707      213,953
Legato Systems, Inc. (b)                                       15,100       54,964
Macromedia, Inc. (b)                                            7,700       86,317
Macrovision Corp. (b)                                           7,300       94,170
McDATA Corp. (b)                                               13,600       89,488
Mentor Graphics Corp. (b)                                       8,700       82,589
Network Associates, Inc. (b)                                   20,600      327,334
Retek, Inc. (b)                                                 7,300       23,871

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
RSA Security, Inc. (b)                                          8,900  $    39,783
Sybase, Inc. (b)                                               12,600      161,406
Symantec Corp. (b)                                             19,400      776,000
Synopsys, Inc. (b)                                             10,500      397,425
The Titan Corp. (b)                                            10,070      129,802
Transaction Systems Architects, Inc. (b)                        3,200       23,872
Wind River Systems, Inc. (b)                                    8,700       31,494
                                                                       -----------
                                                                         4,616,752
                                                                       -----------
----------------------------------------------------------------------------------
CONSTRUCTION (1.6%)
Clayton Homes, Inc.                                            17,800      201,496
Dycom Industries, Inc. (b)                                      5,300       57,611
Granite Construction, Inc.                                      5,500       88,110
Horton (D.R.), Inc.                                            19,350      372,875
Jacobs Engineering Group, Inc. (b)                              7,600      230,204
Lennar Corp.                                                    8,800      485,496
Martin Marietta Materials, Inc.                                 6,900      192,096
                                                                       -----------
                                                                         1,627,888
                                                                       -----------
----------------------------------------------------------------------------------
CONSUMER & COMMERCIAL SERVICES (1.4%)
Career Education Corp. (b)                                      6,300      252,693
DeVry, Inc. (b)                                                 9,800      139,160
Dun & Bradstreet Corp. (b)                                      9,800      358,190
Pittston Brink's Group                                          7,000      148,190
Quanta Services, Inc. (b)                                       5,400       17,172
Rollins, Inc.                                                   3,300       78,045
Sotheby's Holdings, Inc. (b)                                    6,900       52,371
Sylvan Learning Systems, Inc. (b)                               5,900       90,093
United Rentals, Inc. (b)                                        9,100       55,510
Viad Corp.                                                     11,600      225,272
                                                                       -----------
                                                                         1,416,696
                                                                       -----------
----------------------------------------------------------------------------------
CONSUMER PRODUCTS (2.6%)
Blyth Industries, Inc.                                          6,000      169,200
Choicepoint, Inc. (b)                                          11,300      427,818
Church & Dwight, Inc.                                           5,100      176,358
Dial Corp.                                                     13,200      280,632
Education Management Corp. (b)                                  4,900      179,830
Energizer Holdings, Inc. (b)                                   12,200      364,048
Furniture Brands International, Inc. (b)                        8,000      180,880
Lancaster Colony Corp.                                          5,200      236,340
Mohawk Industries Co. (b)                                       8,800      471,240
Timberland Co., Class A (b)                                     5,300      168,434
                                                                       -----------
                                                                         2,654,780
                                                                       -----------
----------------------------------------------------------------------------------
CONTAINERS / PACKAGING (0.5%)
Packaging Corporation of America (b)                           13,500      234,630
Sonoco Products Co.                                            12,500      293,750
                                                                       -----------
                                                                           528,380
                                                                       -----------


                                                           2002 Annual Report 30

==================================================================================


COMMON STOCKS  (continued)
==================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
ELECTRONICS (4.2%)
Arrow Electronics, Inc. (b)                                    13,000  $   170,690
Atmel Corp. (b)                                                67,100      112,057
Avnet, Inc.                                                    15,498      144,131
Cabot Microelectronics Corp. (b)                                3,368      152,874
Cirrus Logic, Inc. (b)                                         11,100       36,630
Credence Systems Corp. (b)                                      8,800       73,304
Cree, Inc. (b)                                                 10,188      175,743
Cypress Semiconductor Corp. (b)                                14,500       81,490
FEI Co. (b)                                                     4,300       69,015
Hubbell, Inc.                                                   7,600      258,020
Integrated Device Technology, Inc. (b)                         13,400      132,352
International Rectifier Corp. (b)                               8,900      153,703
Intersil Corp. (b)                                             18,000      305,820
Kemet Corp. (b)                                                10,100       88,577
Lam Research Corp. (b)                                         17,200      216,548
Lattice Semiconductor Corp. (b)                                15,700      106,289
LTX Corp. (b)                                                   6,600       40,920
Micrel, Inc. (b)                                               13,600      112,336
Microchip Technology, Inc. (b)                                 27,012      659,092
Newport Corp. (b)                                               5,000       54,805
Plexus Corp. (b)                                                6,200       66,526
RF Micro Devices, Inc. (b)                                     23,400      198,643
Semtech Corp. (b)                                              10,300      145,539
SPX Corp. (b)                                                  10,800      453,708
TriQuint Semiconductor, Inc. (b)                               15,905       80,320
Vishay Intertechnology, Inc. (b)                               20,850      214,755
                                                                       -----------
                                                                         4,303,887
                                                                       -----------
----------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES (0.4%)
Republic Services, Inc. (b)                                    21,600      444,528
                                                                       -----------
----------------------------------------------------------------------------------
FINANCIAL SERVICES (3.9%)
Americredit Corp. (b)                                          20,400      154,836
Bank of Hawaii Corp.                                            9,600      284,352
Certegy, Inc. (b)                                               9,300      195,300
Commerce Bancorp, Inc.                                          8,900      408,599
E*TRADE Group, Inc. (b)                                        48,400      217,800
Eaton Vance Corp.                                               9,500      272,745
Edwards (A.G.), Inc.                                           11,100      365,190
Investors Financial Services Corp.                              8,384      257,137
Labranche & Co., Inc. (b)                                       7,600      205,276
Legg Mason, Inc.                                                9,000      418,140
Metris Cos., Inc.                                               6,800       19,380
Neuberger Berman, Inc.                                          9,100      267,176
PMI Group, Inc.                                                12,500      372,500
SEI Corp.                                                      14,200      378,998
Waddell & Reed Financial, Inc.                                 10,300      180,250
                                                                       -----------
                                                                         3,997,679
                                                                       -----------

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
FOOD & BEVERAGE (4.5%)
Constellation Brands, Inc. (b)                                 12,500  $   316,625
Dean Foods Co. (b)                                             12,472      467,575
Dole Food Co.                                                   7,900      232,102
Dreyer's Grand Ice Cream, Inc.                                  4,700      331,961
Hormel Foods Corp.                                             18,300      442,860
Interstate Bakeries Corp.                                       6,300      156,933
Krispy Kreme Doughnuts, Inc. (b)                                7,400      253,820
McCormick & Co., Inc.                                          18,400      409,216
PepsiAmericas, Inc.                                            20,100      308,535
Sensient Technologies Corp.                                     6,300      153,405
Smithfield Foods, Inc. (b)                                     14,300      222,222
Smucker (J.M.) Co.                                              7,012      256,709
Tootsie Roll Industries, Inc.                                   6,702      211,381
Tyson Foods, Inc.                                              48,390      535,678
Whole Foods Market, Inc. (b)                                    8,000      373,232
                                                                       -----------
                                                                         4,672,254
                                                                       -----------
----------------------------------------------------------------------------------
GAMING (0.7%)
GTECH Holdings Corp. (b)                                        8,000      208,000
Mandalay Resort Group (b)                                       9,500      268,755
Park Place Entertainment, Inc. (b)                             39,500      286,375
                                                                       -----------
                                                                           763,130
                                                                       -----------
----------------------------------------------------------------------------------
HEALTHCARE (9.5%)
AdvancePCS (b)                                                 12,800      321,280
Apogent Technologies, Inc. (b)                                 14,000      254,520
Apria Healthcare Group, Inc. (b)                                7,400      180,486
Barr Laboratories, Inc. (b)                                     6,000      352,980
Beckman Coulter, Inc.                                           8,600      239,510
Charles River Laboratories International, Inc. (b)              6,200      227,850
Covance, Inc. (b)                                               8,500      189,380
Cytyc Corp. (b)                                                17,000      177,820
Dentsply International, Inc.                                   10,800      398,736
Edwards Lifesciences Corp. (b)                                  8,200      210,658
Express Scripts, Inc. (b)                                      10,800      586,980
First Health Group Corp. (b)                                   14,000      363,720
Health Net, Inc. (b)                                           16,500      386,100
ICN Pharmaceuticals, Inc.                                      11,800       98,530
IVAX Corp. (b)                                                 25,875      324,731
LifePoint Hospitals, Inc. (b)                                   5,600      175,560
Lincare Holdings, Inc. (b)                                     14,600      497,422
Mylan Laboratories, Inc.                                       17,100      538,137
Omnicare, Inc.                                                 12,400      269,452
Oxford Health Plans, Inc. (b)                                  11,700      416,052
PacifiCare Health Systems, Inc. (b)                             5,000      147,800
Patterson Dental Co. (b)                                        9,400      484,194
Perrigo Co. (b)                                                10,400      131,040
Quest Diagnostics, Inc. (b)                                    13,000      829,789
Schein (Henry), Inc. (b)                                        6,100      306,037
Sepracor, Inc. (b)                                             12,100      105,270
SICOR, Inc. (b)                                                15,300      227,817


                                                           2002 Annual Report 31

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

==================================================================================


NATIONWIDE MID CAP MARKET INDEX FUND (Continued)
==================================================================================

COMMON STOCKS  (continued)
==================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
HEALTHCARE (continued)
Steris Corp. (b)                                                9,600  $   254,688
Triad Hospitals, Inc. (b)                                       9,833      358,905
Universal Health Services, Inc. (b)                             8,200      397,536
Varian Medical Systems, Inc. (b)                                9,000      433,980
Visx, Inc. (b)                                                  6,100       49,471
                                                                       -----------
                                                                         9,936,431
                                                                       -----------
----------------------------------------------------------------------------------
HOTELS & LODGING (0.1%)
Extended Stay America, Inc. (b)                                11,900      148,750
                                                                       -----------
----------------------------------------------------------------------------------
INSURANCE (3.9%)
Allmerica Financial Corp.                                       8,000       68,080
American Financial Group, Inc.                                  8,900      206,302
AmerUs Group Co.                                                5,200      149,240
Everest Re Group Ltd.                                           7,100      411,942
Fidelity National Financial, Inc.                              12,620      381,124
Gallagher (Arthur J.) & Co.                                    12,300      329,886
HCC Insurance Holdings, Inc.                                    8,000      196,240
Horace Mann Educators Corp.                                     6,200       93,062
Leucadia National Corp.                                         7,200      270,072
Mony Group, Inc.                                                6,000      153,420
Ohio Casualty Corp. (b)                                         8,700      114,753
Old Republic International Corp.                               16,700      497,827
Protective Life Corp.                                           8,900      254,362
Radian Group, Inc.                                             12,700      447,929
Stancorp Financial Group, Inc.                                  3,800      205,200
Unitrin, Inc.                                                   8,800      277,200
                                                                       -----------
                                                                         4,056,639
                                                                       -----------
----------------------------------------------------------------------------------
MACHINERY (0.4%)
AGCO Corp.                                                     10,400      264,160
Kaydon Corp.                                                    3,600       71,892
Tecumseh Products Co.                                           2,100       95,256
                                                                       -----------
                                                                           431,308
                                                                       -----------

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
MANUFACTURING (2.5%)
Albany International Corp.                                      4,000  $    84,760
Ametek, Inc.                                                    4,100      144,689
Carlisle Cos., Inc.                                             4,300      160,261
Diebold, Inc.                                                   9,500      338,675
Donaldson Co., Inc.                                             5,700      179,949
Federal Signal Corp.                                            6,600      111,474
Flowserve Corp. (b)                                             8,200       96,104
GrafTech International Ltd. (b)                                 6,300       24,696
Harsco Corp.                                                    5,100      130,815
Hillenbrand Industry, Inc.                                      8,100      421,200
Nordson Corp.                                                   4,100      106,231
Pentair, Inc.                                                   6,500      214,760
Teleflex, Inc.                                                  5,100      214,506
Trinity Industries, Inc.                                        5,500       86,350
Varian, Inc. (b)                                                4,700      138,227
York International Corp.                                        5,700      134,064
                                                                       -----------
                                                                         2,586,761
                                                                       -----------
----------------------------------------------------------------------------------
METALS (0.3%)
AK Steel Holding Corp. (b)                                     14,000      101,360
Carpenter Technology Corp.                                      2,000       21,500
Kennametal, Inc.                                                5,000      155,850
                                                                       -----------
                                                                           278,710
                                                                       -----------
----------------------------------------------------------------------------------
MINING (0.3%)
Arch Coal, Inc.                                                 6,600      114,576
Peabody Energy Corp.                                            7,400      190,550
                                                                       -----------
                                                                           305,126
                                                                       -----------
----------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.7%)
HON Industries, Inc.                                            7,570      193,414
Miller (Herman), Inc.                                          10,700      193,135
Reynolds & Reynolds Co.                                         9,000      213,030
Wallace Computer Services, Inc.                                 5,100       93,381
                                                                       -----------
                                                                           692,960
                                                                       -----------
----------------------------------------------------------------------------------
OIL & GAS (6.4%)
Cooper Cameron Corp. (b)                                        7,540      351,515
ENSCO International, Inc.                                      19,700      532,688
FMC Technologies, Inc. (b)                                      8,307      153,680
Forest Oil Corp. (b)                                            6,000      149,700
Grant Prideco, Inc. (b)                                        14,300      138,138
Hanover Compressor Co. (b)                                      7,900       82,871
Helmerich & Payne, Inc.                                         7,200      203,832
Murphy Oil Corp.                                                6,300      528,129
National-Oilwell, Inc. (b)                                     11,400      237,690
Noble Energy, Inc.                                              8,000      291,120
Ocean Energy, Inc.                                             24,200      450,846
Patterson-UTI Energy, Inc. (b)                                 10,900      315,228
Pioneer Natural Resources Co. (b)                              16,000      397,920
Pride International, Inc. (b)                                  18,600      258,168


                                                           2002 Annual Report 32

==================================================================================


COMMON STOCKS  (continued)
==================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT   VALUE
----------------------------------------------------------------------------------
OIL & GAS (continued)
Smith International, Inc. (b)                                  13,400  $   418,884
Tidewater, Inc.                                                 8,600      242,262
Valero Energy Corp.                                            14,600      514,066
Varco International, Inc. (b)                                  12,552      206,355
Weatherford International Ltd. (b)                             17,300      692,691
XTO Energy, Inc.                                               16,900      406,445
                                                                       -----------
                                                                         6,572,228
                                                                       -----------
----------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.7%)
Bowater, Inc.                                                   7,700      260,953
Glatfelter (P.H.) & Co.                                         5,000       60,300
Longview Fibre Co.                                              5,800       39,440
Potlatch Corp.                                                  4,200      109,788
Rayonier, Inc.                                                  4,000      168,720
Wausau-Mosinee Paper Corp.                                      6,100       58,255
                                                                       -----------
                                                                           697,456
                                                                       -----------
----------------------------------------------------------------------------------
PHOTOGRAPHY / IMAGING (0.2%)
Imation Corp. (b)                                               5,000      204,600
                                                                       -----------
----------------------------------------------------------------------------------
PUBLISHING & PRINTING (2.3%)
Banta Corp.                                                     3,700      113,960
Belo (A.H.) Corp.                                              15,400      355,740
Lee Enterprises, Inc.                                           5,700      186,390
Media General, Inc.                                             2,900      158,630
Readers Digest Association                                     12,900      209,754
Scholastic Corp. (b)                                            5,500      242,825
Valassis Communications, Inc. (b)                               6,800      175,440
Washington Post Co.                                             1,301      946,998
                                                                       -----------
                                                                         2,389,737
                                                                       -----------
----------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.5%)
Hospitality Properties Trust                                    8,800      287,936
New Plan Excel Realty Trust                                    12,500      216,625
                                                                       -----------
                                                                           504,561
                                                                       -----------
----------------------------------------------------------------------------------
RESTAURANTS (1.3%)
Bob Evans Farms, Inc.                                           5,200      129,324
Brinker International, Inc. (b)                                13,150      373,329
CBRL Group, Inc.                                                7,500      175,725
Cheesecake Factory, Inc. (The) (b)                              7,100      240,690
Outback Steakhouse, Inc. (b)                                   10,000      340,500
Papa John's International, Inc. (b)                             2,800       72,884
                                                                       -----------
                                                                         1,332,452
                                                                       -----------
----------------------------------------------------------------------------------
RETAIL (5.9%)
99 Cents Only Stores (b)                                        9,133      247,048
Abercrombie & Fitch Co. (b)                                    13,033      232,248
American Eagle Outfitters Ltd. (b)                             10,217      148,351
Barnes & Noble, Inc. (b)                                        9,400      198,340
BJ's Wholesale Club, Inc. (b)                                  10,000      202,200

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
RETAIL (continued)
Borders Group, Inc. (b)                                        10,700  $   184,361
CDW Computer Centers, Inc. (b)                                 11,400      604,427
Claire's Stores, Inc.                                           6,900      177,744
Coach, Inc. (b)                                                11,702      348,135
Copart, Inc. (b)                                               12,900      137,643
Dollar Tree Stores, Inc. (b)                                   15,750      414,068
Fastenal Co.                                                   10,500      356,475
Longs Drug Stores Corp.                                         5,600      125,160
Michael's Stores, Inc. (b)                                      8,800      395,648
Nieman Marcus Group, Inc. (b)                                   6,200      180,420
Payless Shoesource, Inc. (b)                                    3,205      161,853
Petsmart, Inc. (b)                                             17,900      342,069
Pier 1 Imports, Inc.                                           13,000      245,050
Ross Stores, Inc.                                              10,900      456,164
Ruddick Corp.                                                   5,700       85,386
Saks, Inc. (b)                                                 20,000      217,000
Tech Data Corp. (b)                                             7,900      252,405
Williams Sonoma, Inc. (b)                                      15,300      364,140
                                                                       -----------
                                                                         6,076,335
                                                                       -----------
----------------------------------------------------------------------------------
SEMICONDUCTORS (0.2%)
Fairchild Semiconductor International, Inc. (b)                16,500      196,350
                                                                       -----------
----------------------------------------------------------------------------------
SHIPPING/TRANSPORTATION (1.8%)
Airborne, Inc.                                                  7,000       90,230
Alexander & Baldwin, Inc.                                       5,100      118,580
Atlas Air, Inc. (b)                                             5,200        6,344
CNF Transportation, Inc.                                        6,900      222,111
EGL, Inc. (b)                                                   7,000       93,590
Expeditors International of Washington, Inc.                   13,900      437,989
GATX Corp.                                                      7,100      142,355
J.B. Hunt Transport Services, Inc. (b)                          5,600      155,064
Overseas Shipholding Group, Inc.                                4,200       72,870
Robinson (C.H.) Worldwide, Inc.                                11,800      348,926
Swift Transportation Co., Inc. (b)                             12,010      193,241
                                                                       -----------
                                                                         1,881,300
                                                                       -----------
----------------------------------------------------------------------------------
TEXTILES / APPAREL (0.0%)
Unifi, Inc. (b)                                                 5,800       32,016
                                                                       -----------
----------------------------------------------------------------------------------
UTILITIES (7.0%)
AGL Resources, Inc.                                             7,400      173,900
Allete, Inc.                                                   10,971      234,999
Alliant Energy Corp.                                           12,900      206,658
American Water Works, Inc.                                     13,800      617,963
Aquila, Inc.                                                   23,137       85,607
Black Hills Corp.                                               3,300       86,955
Cleco Corp.                                                     6,200       86,490
DPL, Inc.                                                      16,470      227,286
DQE, Inc.                                                      10,700      170,558
Energy East Corp.                                              19,000      404,700


                                                           2002 Annual Report 33

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

==================================================================================


NATIONWIDE MID CAP MARKET INDEX FUND (Continued)
==================================================================================

COMMON STOCKS  (continued)
==================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------
UTILITIES (continued)
Equitable Resources, Inc.                                       8,100  $   288,360
Great Plains Energy, Inc.                                       9,000      202,950
Hawaiian Electric Industries, Inc.                              5,200      248,924
Idacorp, Inc.                                                   5,000      130,050
MDU Resources Group, Inc.                                       9,100      224,497
National Fuel Gas Co.                                          10,300      207,751
Northeast Utilities                                            17,800      267,890
NSTAR                                                           6,900      289,455
Oklahoma Gas & Electric Co.                                    11,200      178,640
ONEOK, Inc.                                                     8,800      166,672
Pepco Holdings, Inc.                                           22,394      463,556
PNM, Inc.                                                       5,800      127,890
Puget Energy, Inc.                                             12,200      259,738
Questar Corp.                                                  10,600      273,480
Scana Corp.                                                    15,179      442,923
Sierra Pacific Resources                                       13,000       77,740
Vectren, Inc.                                                   8,700      214,281
Westar Energy, Inc.                                            10,750      116,638
Western Gas Resources, Inc.                                     4,700      155,617
WGL Holdings, Inc.                                              6,100      141,093
Wisconsin Energy Corp.                                         16,000      367,680
WPS Resources Corp.                                             4,600      177,974
                                                                       -----------
                                                                         7,318,915
                                                                       -----------
TOTAL COMMON STOCKS                                                     94,205,850
                                                                       -----------

WARRANTS (0.0%)
==================================================================================
BANKS (0.0%)

Dime Bancorp, Inc.                                              1,500          150
                                                                       -----------

TOTAL WARRANTS                                                                 150
                                                                       -----------

U.S. GOVERNMENT OBLIGATIONS (0.7%)
==================================================================================
U.S.TREASURY BILLS (0.7%)

1.80%, 12/19/02 (c)                                 $         685,000      683,548
                                                                       -----------

TOTAL U.S. GOVERNMENT OBLIGATIONS                                          683,548
                                                                       -----------


REPURCHASE AGREEMENT (8.1%)
==================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT       VALUE
----------------------------------------------------------------------------------
Fifth Third Bank, 1.67%, dated
  10/31/02, due 11/01/02, repurchase price
  $8,319,858 (Fully collateralized by Fannie Mae
  Securities)                                       $       8,319,472  $  8,319,472
                                                                       ------------

TOTAL REPURCHASE AGREEMENT                                                8,319,472
                                                                       ------------

TOTAL INVESTMENTS (COST $114,604,526) (A) - 100.0%                      103,209,020

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                                  5,866
                                                                       ------------
NET ASSETS - 100.0%                                                    $103,214,886
                                                                       ============


(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)  Denotes a non-income producing security.

(c)  Pledged as collateral for futures.

At October 31, 2002, the Fund's open long futures contracts were as follows:

                                        Market Value     Unrealized
Number of     Long                       Covered by     Appreciation
Contracts  Contracts        Expiration    Contracts    (Depreciation)
---------  ---------------  ----------  -------------  --------------
    42     S&P Mid Cap 400    12/20/02  $   8,921,850  $      380,061


SEE NOTES TO FINANCIAL STATEMENTS.



                                                           2002 Annual Report 34

NATIONWIDE SMALL CAP                           Class A Shares symbol: NSXAX
INDEX FUND                                     Class B Shares symbol: NSCBX
                                               Institutional Class symbol: NSXIX

================================================================================


HOW DID THE FUND PERFORM?

The Fund returned -12.29%* versus -11.57% for its benchmark, the Russell 2000(R) Index.

For broader comparison, the S&P 500 Index returned -15.11% for the period.

WHAT  MARKET/ECONOMIC  FACTORS  INFLUENCED  THE  PORTFOLIO'S
PERFORMANCE?

Markets were volatile across all major indexes. With investor confidence being shaken almost daily by new revelations, it is difficult to know whether or not the markets have hit bottom. As of the close of the third quarter, the U.S. markets had experienced losses during six consecutive months, something that has occurred only five other times in history. However, October brought new optimism, with most major indexes finishing in positive territory. Investor confidence is mixed as to whether or not the uptrend will continue.

WHAT  SECTORS/HOLDINGS  ENHANCED  OR  DETRACTED  FROM
PERFORMANCE?

Two of 12 sectors posted positive returns for the period. Financial services as well as automobile and transportation posted positive returns of 7.07% and 4.36%, respectively. Materials and processing as well as consumer discretionary also outperformed other sectors on a relative basis. Their solid performances highlight these sectors' defensive nature during times of market decline, such as was experienced during the past fiscal year.

The worst sector returns for the period were posted by technology and health care, which were down 38.00% and 31.04%, respectively. Utilities and integrated oils also underperformed other sectors. The relative underperformance of these sectors hurt the Russell 2000(R) Index's total return.

HOW  IS  THE  FUND  POSITIONED?

Despite a difficult fiscal year, markets did exhibit a brief rally in August and a significant one in October. Nevertheless, plagued by a host of geopolitical risks as well as ongoing accounting fears and lower corporate earnings announcements, the market is expected to continue to be choppy and rotational.

As the Federal Reserve maintains its prospects for continued productivity growth, and strives for price stability and sustainable economic growth in the global economy, the outlook is promising for an upward market movement. The portfolio management team will continue to construct the portfolio to replicate the weightings and risk levels of the Russell 2000 Index, while carefully monitoring tracking error. With that in mind, the portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

PORTFOLIO MANAGER: Fund Asset Management, L.P.-Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE:  $44,416,011
OCTOBER  31,  2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended October 31, 2002)

                          1 YR.   5 YR.   INCEPTION(1)
-----------------------  -------  ------  ------------
Class A      w/o SC(2)   -12.29%  -2.23%         2.22%
-----------------------  -------  ------  ------------
             w/SC(3)     -17.34%  -3.38%         1.14%
-----------------------  -------  ------  ------------
Class B(4)   w/o SC(2)   -12.75%  -2.34%         2.12%
-----------------------  -------  ------  ------------
             w/SC(5)     -17.10%  -2.59%         2.00%
-----------------------  -------  ------  ------------
Institutional Class(6)   -11.80%  -1.95%         2.49%
-----------------------  -------  ------  ------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1 Commenced operations on December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Small Cap Series (the Series). The returns shown above include the performance of the Series from its inception on April 9, 1997 through December 29, 1999 and are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (11/29/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.

5 A 5.00% maximum contingent deferred sales charge (CDSC) would be deducted. The CDSC declines to 0% after 6 years.

6    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NMF Small Cap Index Fund     Benchmarks

Date        Class A  Russell 2000   CPI
4/9/1997      9,425        10,000  10,000
10/31/1998   10,566        11,253  10,250
10/31/2000   13,948        15,176  10,875
10/31/2002   10,649        11,716  11,341

Comparative performance of $10,000 invested in Class A shares of the Nationwide Small Cap Index Fund, the Russell 2000 Index (Russell 2000) (a) and the Consumer Price Index (CPI) (b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is compromised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.



                                                           2002 Annual Report 35

STATEMENT OF INVESTMENTS
October 31, 2002

================================================================================


NATIONWIDE SMALL CAP INDEX FUND

COMMON STOCKS (93.0%)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
ADVERTISING SERVICES (0.3%)
Avenue A, Inc. (b)                                             1,000  $    3,130
Cross Media Marketing Corp. (b)                                  200         184
Grey Global Group, Inc.                                           50      29,538
MDC Holdings, Inc.                                             1,263      47,413
R.H. Donnelley Corp. (b)                                       2,150      52,008
SITEL Corp. (b)                                                5,016       8,226
                                                                      ----------
                                                                         140,499
                                                                      ----------
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE (0.6%)
AAR CORP.                                                      1,223       4,782
BE Aerospace, Inc. (b)                                         2,500       7,650
Curtiss-Wright Corp.                                             614      37,964
DRS Technologies, Inc. (b)                                     1,032      34,200
Ducommun, Inc. (b)                                               500       6,345
Esterline Technologies Corp. (b)                               1,700      30,855
Gencorp, Inc.                                                  2,989      24,450
HEICO Corp.                                                    1,300      12,532
Herley Industries, Inc. (b)                                    1,200      19,524
Hexcel Corp. (b)                                               2,600       4,472
Kaman Corp. Class A                                            1,058      11,828
Moog, Inc. Class A (b)                                         1,000      26,570
Sequa Corp. Class A (b)                                          341      13,132
Teledyne Technologies, Inc. (b)                                2,440      35,258
United Industrial Corp.                                          800      15,928
                                                                      ----------
                                                                         285,490
                                                                      ----------
--------------------------------------------------------------------------------
AGRICULTURAL PRODUCTS (0.2%)
Alico, Inc.                                                      400      11,320
Delta and Pine Land Co.                                        2,406      46,123
Maui Land & Pineapple Co., Inc. (b)                              537       8,452
Seminis, Inc. Class A (b)                                      2,000       5,200
                                                                      ----------
                                                                          71,095
                                                                      ----------
--------------------------------------------------------------------------------
AIRLINES (0.3%)
AirTran Holdings, Inc. (b)                                     3,400      12,920
Alaska Air Group, Inc. (b)                                     1,513      32,741
Atlantic Coast Airlines Holdings, Inc. (b)                     3,163      41,752
ExpressJet Holdings, Inc. (b)                                  1,700      19,380
Frontier Airlines, Inc. (b)                                    1,895      11,275
Mesa Air Group, Inc. (b)                                       2,039      11,235
Mesaba Holdings, Inc. (b)                                        432       2,316
Midwest Express Holdings, Inc. (b)                               500       3,270
UAL Corp. (b)                                                  4,700      11,656
                                                                      ----------
                                                                         146,545
                                                                      ----------
--------------------------------------------------------------------------------
ANALYTICAL INSTRUMENTS (0.6%)
ArthroCare Corp. (b)                                           1,645      17,914
Bruker Daltronics, Inc. (b)                                      913       5,022
Datascope Corp.                                                1,093      27,129
Haemonetics Corp. (b)                                          1,525      32,345
IDEXX Laboratories, Inc. (b)                                   2,420      83,490

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
ANALYTICAL INSTRUMENTS (continued)
Illumina, Inc. (b)                                               800  $    3,264
Inverness Medical Innovations, Inc. (b)                          300       3,075
Molecular Devices Corp. (b)                                      739       9,947
Thoratec Corp. (b)                                             3,600      32,040
Urologix, Inc. (b)                                               675       2,025
Ventana Medical Systems, Inc. (b)                                900      15,660
West Pharmaceutical Services, Inc.                               684      13,119
                                                                      ----------
                                                                         245,030
                                                                      ----------
--------------------------------------------------------------------------------
APPAREL/ACCESSORIES (1.7%)
Aeropostale, Inc. (b)                                            600       7,182
Angelica Corp.                                                   900      21,015
Bebe Stores, Inc. (b)                                            500       6,490
Brown Shoe Co., Inc.                                           1,081      20,917
Burlington Coat Factory Warehouse Corp.                        1,025      20,070
Charming Shoppes, Inc. (b)                                     9,448      43,461
Cherokee, Inc. (b)                                               500       7,965
Deb Shops, Inc.                                                  100       2,500
DHB Industries, Inc. (b)                                         300         615
Finish Line, Inc. Class A (b)                                  1,667      14,986
Footstar, Inc. (b)                                             1,631      11,841
G & K Services, Inc. Class A                                   1,539      49,434
Goody's Family Clothing, Inc. (b)                              1,300       5,772
Guess?, Inc. (b)                                               1,600       7,328
HOT Topic, Inc. (b)                                            2,050      39,975
K-Swiss, Inc. Class A                                          1,052      26,963
Kellwood Co.                                                   2,007      46,863
Kenneth Cole Productions, Inc. Class A (b)                       400       9,600
Maxwell Shoe Co. Class A (b)                                     500       5,500
Mossimo, Inc. (b)                                                800       5,776
Mothers Work, Inc. (b)                                           300      10,809
Nautica Enterprises, Inc. (b)                                  1,700      19,040
Oxford Industries, Inc.                                          679      16,092
Pacific Sunwear of California, Inc. (b)                        1,900      44,403
Payless ShoeSource, Inc. (b)                                   1,500      75,751
Phillips-Van Heusen Corp.                                      1,267      17,130
Russell Corp.                                                  1,486      23,092
Shoe Carnival, Inc. (b)                                          800      10,384
Skechers U.S.A., Inc. (b)                                      1,300      12,870
Stage Stores, Inc. (b)                                         1,400      30,254
Steven Madden Ltd. (b)                                           579       9,896
The Buckle, Inc. (b)                                             300       5,475
The Stride Rite Corp.                                          2,135      18,254
The Wet Seal, Inc. (b)                                         2,150      25,026
Tropical Sportswear International Corp. (b)                      400       3,800
UniFirst Corp.                                                   300       5,997
Wilsons The Leather Experts, Inc. (b)                            932       3,747
Wolverine World Wide, Inc.                                     3,285      52,921
                                                                      ----------
                                                                         739,194
                                                                      ----------


                                                           2002 Annual Report 36

================================================================================


COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
APPLIANCES & HOUSEHOLD DURABLES (0.0%)
Applica, Inc. (b)                                                826  $    4,939
National Presto Industries, Inc.                                 281       8,149
Salton, Inc. (b)                                                 384       4,128
                                                                      ----------
                                                                          17,216
                                                                      ----------
--------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.9%)
Aftermarket Technology Corp. (b)                                 900      10,017
ANC Rental Corp. (b)                                             626          50
Collins & Aikman Corp. (b)                                     2,040       5,406
Dollar Thrifty Automotive Group, Inc. (b)                      1,938      36,008
Dura Automotive Systems, Inc. (b)                              1,000       8,470
Electro Rent Corp. (b)                                         1,400      15,120
Hayes Lemmerz International, Inc. (b)                            110          40
Impco Technologies, Inc. (b)                                     600       2,382
Lithia Motors, Inc. Class A (b)                                  500       8,145
McGrath Rentcorp                                                 403       8,846
Midas, Inc. (b)                                                  284       1,874
Modine Manufacturing Co.                                       1,700      29,733
Monro Muffler, Inc. (b)                                          600      10,650
Oshkosh Truck Corp.                                            1,200      68,340
Raytech Corp. (b)                                              2,100      12,495
Spartan Motors, Inc.                                             600       6,744
Sports Resorts International, Inc. (b)                         2,300      11,155
Standard Motor Products, Inc.                                  1,000      10,100
Strattec Security Corp. (b)                                      300      14,850
Superior Industries International, Inc.                        1,430      60,732
Tenneco Automotive, Inc. (b)                                   2,400      13,800
The Pep Boys - Manny, Moe & Jack                               2,916      33,826
Tower Automotive, Inc. (b)                                     3,934      20,850
United Auto Group, Inc. (b)                                      900      11,952
Wabash National Corp.                                          1,521       7,149
                                                                      ----------
                                                                         408,734
                                                                      ----------
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (10.7%)
1st Source Corp.                                               1,500      18,225
ABC Bancorp                                                    1,000      12,800
Alabama National Bancorp                                         640      29,786
Allegiant Bancorp, Inc.                                          500       8,580
AMCORE Financial, Inc.                                         1,694      39,182
American Financial Holdings, Inc.                              1,818      54,685
American National Bankshares, Inc.                               600      15,660
Arrow Financial Corp.                                            315       9,734
BancFirst Corp.                                                  200       9,340
Bank Mutual Corp.                                                500      10,870
Bank of Granite Corp.                                          1,187      21,818
Bank of the Ozarks, Inc.                                         100       2,309
BankAtlantic Bancorp, Inc. Class A                             2,859      26,646
BankUnited Financial Corp. (b)                                 1,827      29,652
Banner Corp.                                                     387       7,140
Bay View Capital Corp. (b)                                     5,401      32,244
Berkshire Hills Bancorp, Inc.                                    200       5,050

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (continued)
Boston Private Financial Holdings, Inc.                        1,607  $   29,585
BostonFed Bancorp, Inc.                                          300       8,100
Brookline Bancorp, Inc.                                        4,212      47,680
Bryn Mawr Bank Corp.                                             300      11,745
BSB Bancorp, Inc.                                                595      12,055
California First National Bancorp                                600       7,482
Camden National Corp.                                            400       9,960
Capital City Bank Group, Inc.                                    300       9,945
Capitol Bancorp Ltd.                                             300       5,988
Cascade Bancorp                                                  500       7,435
Cathay Bancorp, Inc.                                             926      37,272
CB Bancshares, Inc.                                              400      15,892
CCBT Financial Cos., Inc.                                        700      17,850
Centennial Bancorp                                             1,500      13,065
Central Coast Bancorp (b)                                        812      14,307
Century Bancorp, Inc.                                            300       8,073
CFS Bancorp, Inc.                                                600       8,502
Charter Financial, Inc.                                          100       2,754
Chemical Financial Corp.                                       1,420      38,013
Chittenden Corp.                                               1,936      52,969
Citizens First Bancorp                                           700      13,426
City Bank                                                        407      10,830
City Holding Co.                                               1,407      39,551
Coastal Bancorp, Inc.                                            368      10,584
Coastal Financial Corp.                                          900      12,879
CoBiz, Inc.                                                      816      12,575
Columbia Bancorp                                                 600      12,324
Columbia Banking System, Inc. (b)                              1,245      14,878
Commercial Federal Corp.                                       3,480      80,909
Commonwealth Bancorp, Inc.                                       700      32,200
Community Bank System, Inc.                                      600      19,200
Community Banks, Inc.                                            388      10,398
Community First Bankshares, Inc.                               2,991      81,982
Community Trust Bancorp, Inc.                                    600      16,452
Connecticut Bancshares, Inc.                                     900      34,803
Corus Bankshares, Inc.                                           800      35,608
CPB, Inc.                                                        515      25,235
CVB Financial Corp.                                            1,625      37,099
Dime Community Bancshares                                      1,811      38,031
East West Bancorp, Inc.                                        1,882      64,929
F&M Bancorp                                                      527      16,980
Farmers Capital Bank Corp.                                       620      20,590
Fidelity Bankshares, Inc.                                        852      16,214
Financial Institutions, Inc.                                     400      10,228
First Bancorp                                                  2,200      55,066
First Bancorp                                                    676      16,839
First Busey Corp.                                                800      18,008
First Charter Corp.                                            1,900      32,186
First Citizens BancShares, Inc. Class A                          400      39,904
First Commonwealth Financial Corp.                             3,736      44,234
First Community Bancorp                                          600      18,900
First Community Bankshares                                       800      25,105


                                                           2002 Annual Report 37

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (continued)
First Defiance Financial Corp.                                   700  $   13,090
First Essex Bancorp, Inc.                                        684      26,047
First Federal Capital Corp.                                    1,000      19,260
First Financial Bancorp                                        2,331      42,564
First Financial Bankshares, Inc.                                 794      30,680
First Financial Corp.                                            502      25,401
First Indiana Corp.                                            1,000      18,360
First Merchants Corp.                                            834      19,007
First National Corp.                                             500      14,000
First Niagara Financial Group, Inc.                              749      22,575
First Oak Brook Bank                                             400      12,408
First Place Financial Corp.                                      500       8,480
First Republic Bancorp, Inc. (b)                                 600      12,150
First Sentinel Bancorp, Inc.                                   1,326      17,848
First South Bancorp, Inc.                                        300      10,623
First State Bancorp                                              400       9,600
FIRSTFED AMERICA BANCORP, INC.                                   300       8,097
FirstFed Financial Corp. (b)                                   1,000      27,100
Flagstar Bancorp, Inc.                                           800      15,400
Flushing Financial Corp.                                         400       6,756
FNB Corp.                                                        500      14,855
Franklin Financial Corp.                                         300       7,494
Frontier Financial Corp.                                         900      23,427
GBC Bancorp                                                      617      12,525
German American Bancorp                                          934      15,093
Glacier Bancorp                                                  900      20,538
Granite State Bankshares, Inc.                                   200       6,670
Great Southern Bancorp, Inc.                                     461      17,656
Hancock Holding Co.                                            1,050      51,114
Hanmi Financial Corp. (b)                                        300       4,536
Harbor Florida Bancshares, Inc.                                1,800      40,140
Harleysville National Corp.                                    1,145      27,607
Hawthorne Financial Corp. (b)                                    200       5,630
Hudson River Bancorp, Inc.                                       800      18,560
Humboldt Bancorp                                                 720       8,467
Iberiabank Corp.                                                 500      18,425
Independent Bank Corp.                                           730      23,470
Independent Bank Corp.                                           610      13,298
Integra Bank Corp.                                             1,500      24,615
Interchange Financial Services Corp.                             800      14,440
International Bancshares Corp.                                 1,511      55,152
ITLA Capital Corp. (b)                                           300       9,180
Lakeland Bancorp, Inc.                                           593      10,738
Lakeland Financial Corp.                                         600      13,950
Leeds Federal Bankshares, Inc.                                   200       6,370
Local Financial Corp. (b)                                      1,500      21,420
LSB Bancshares, Inc.                                             900      14,535
Macatawa Bank Corp.                                              500      10,000
MAF Bancorp, Inc.                                              1,530      49,710
Main Street Banks, Inc.                                          400       7,564
MASSBANK Corp.                                                   400      12,200
MB Financial, Inc.                                               700      23,730

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (continued)
Merchants Bancshares                                             500  $   12,000
Mid-State Bancshares, Inc.                                     1,400      24,601
Midwest Banc Holding, Inc.                                       420       7,883
Nara Bancorp, Inc.                                               400       7,824
NASB Financial, Inc.                                             400       9,216
National Penn Bancshares, Inc.                                 1,109      30,076
NBC Capital Corp.                                                704      17,706
NBT Bancorp, Inc.                                              1,800      31,320
New Century Financial Corp.                                    1,300      27,430
Northwest Bancorp, Inc.                                          400       5,480
OceanFirst Financial Corp.                                       434       9,266
Ocwen Financial Corp. (b)                                      3,600       9,864
Old Second Bancorp, Inc.                                         412      15,862
Omega Financial Corp.                                            749      25,743
Oriental Financial Group, Inc.                                   573      13,380
Pacific Capital Bancorp                                        2,733      73,325
Pacific Northwest Bancorp                                      1,200      29,460
Pacific Union Bank (b)                                         1,100      12,045
Parkvale Financial Corp.                                         500      12,075
Partners Trust Financial Group, Inc.                             100       1,487
Peapack-Gladstone Financial Corp.                                200      12,204
PennFed Financial Services, Inc.                                 200       5,240
PennRock Financial Services Corp.                                640      17,639
Peoples Bancorp, Inc.                                            400      11,884
Peoples Holding Co.                                              545      23,844
PFF Bancorp, Inc.                                                800      24,648
Port Financial Corp.                                             401      16,072
PrivateBancorp, Inc.                                             400      14,956
Prosperity Bancshares, Inc.                                      500       9,385
Provident Bancorp, Inc.                                          400      11,680
Provident Bankshares Corp.                                     1,493      33,743
Quaker City Bancorp (b)                                          250       8,800
R&G Finanical Corp. Class B                                    1,219      29,122
Republic Bancorp, Inc.                                         3,155      38,841
Republic Bancorp, Inc. Class A                                   991      11,575
Republic Bancshares, Inc. (b)                                    566      11,575
Riggs National Corp.                                             663      10,509
Royal Bancshares of Pennsylvania, Inc. Class A                   572      10,536
S&T Bancorp, Inc.                                              1,730      45,708
S.Y. Bancorp, Inc.                                               300      11,598
Sandy Spring Bancorp, Inc.                                       856      27,281
Santander Bancorp                                                220       2,530
Seacoast Banking Corp. of Florida                                450       8,528
Seacoast Financial Services Corp.                              1,663      36,120
Second Bancorp, Inc.                                             483      12,413
Simmons First National Corp. Class A                             600      21,906
Sky Financial Group, Inc.                                         80       1,538
Southwest Bancorp, Inc.                                          400       8,940
Southwest of Texas Bancorp, Inc. (b)                           2,226      62,885
St. Francis Capital Corp.                                        700      16,149
State Bancorp, Inc.                                              800      14,200
Staten Island Bancorp, Inc.                                    4,248      78,502


                                                           2002 Annual Report 38

================================================================================


COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (continued)
Sterling Bancorp                                                 400  $   11,280
Sterling Bancshares, Inc.                                      2,293      28,135
Sterling Financial Corp.                                         950      23,703
Sterling Financial Corp. (b)                                     500      10,055
Suffolk Bancorp                                                  700      23,395
Summit Bancshares, Inc.                                          600      12,270
Sun Bancorp, Inc.                                                600      11,346
Sun Bancorp, Inc. (b)                                            700       9,205
Superior Financial Corp.                                         500       9,000
Susquehanna Bancshares, Inc.                                   3,019      64,003
Texas Regional Bancshares, Inc.                                1,734      57,118
The Banc Corp. (b)                                             1,600      11,824
The First of Long Island Corp.                                   400      13,400
The South Financial Group, Inc.                                3,128      67,721
The Trust Co. of New Jersey                                    1,100      28,105
Tompkins Trustco, Inc.                                           400      18,400
TriCo Bancshares                                                 600      13,206
Troy Financial Corp.                                             400      10,956
TrustCo Bank Corp. NY                                          5,765      61,518
U.S.B Holding Co., Inc.                                          578      10,635
UCBH Holdings, Inc.                                            1,443      60,447
UMB Financial Corp.                                            1,015      39,626
Umpqua Holdings Corp.                                          1,132      17,931
Union Bankshares Corp.                                           800      20,328
United Bankshares, Inc.                                        2,788      84,252
United Community Banks, Inc.                                   1,000      23,460
United Community Financial Corp.                               2,635      22,714
United National Bancorp                                        1,312      27,880
Unizan Financial Corp.                                         1,255      24,109
VIB Corp. (b)                                                    800      12,000
Virginia Financial Group, Inc.                                   700      21,280
W Holding Co., Inc.                                            3,400      60,418
Warwick Community Bancorp                                        400      11,384
Washington Trust Bancorp                                       1,100      21,626
Waypoint Financial Corp.                                       3,000      51,270
WesBanco, Inc.                                                 1,300      31,017
West Coast Bancorp                                               800      12,520
Westcorp                                                         500       9,640
WFS Financial, Inc. (b)                                          317       5,973
Wintrust Financial Corp.                                       1,150      36,030
Yardville National Bancorp                                       500       8,820
                                                                      ----------
                                                                       4,697,689
                                                                      ----------
--------------------------------------------------------------------------------
BEVERAGES / ALCOHOLIC (0.1%)
Boston Beer Co., Inc. Class A (b)                                300       4,704
The Robert Mondavi Corp. (b)                                     789      26,037
                                                                      ----------
                                                                          30,741
                                                                      ----------
--------------------------------------------------------------------------------
BIOTECHNOLOGY (1.4%)
Abgenix, Inc. (b)                                              4,900      33,320
Aksys Ltd. (b)                                                 1,200       4,800
Aphton Corp. (b)                                               2,134       4,268

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
BIOTECHNOLOGY (continued)
Applied Molecular Evolution, Inc. (b)                            300  $      864
Arena Pharmaceuticals, Inc. (b)                                1,000       7,220
Bio-Technology General Corp. (b)                               2,857       9,057
Cambrex Corp.                                                  1,785      49,694
Cholestech Corp. (b)                                             900       5,310
Ciphergen Biosystems, Inc. (b)                                   400       1,172
Covance, Inc. (b)                                              4,237      94,399
CryoLife, Inc. (b)                                             1,946       7,531
CuraGen Corp. (b)                                              2,700      10,233
Deltagen, Inc. (b)                                               900         963
Digene Corp. (b)                                                 861       7,138
Discovery Partners International (b)                             500       1,350
Diversa Corp. (b)                                              1,333      12,957
Embrex, Inc. (b)                                                 500       5,600
Enzo Biochem, Inc. (b)                                         1,365      19,874
Esperion Therapeutics, Inc. (b)                                2,383      14,036
Exact Sciences Corp. (b)                                         800      11,720
Exelixis, Inc. (b)                                             2,191      10,824
Genencor International, Inc. (b)                                 200       2,202
Genta, Inc. (b)                                                2,500      19,500
Genzyme Corp. (b)                                              3,900       8,541
Integra LifeSciences Holdings (b)                              1,600      22,112
Interpore International, Inc. (b)                                800       4,680
Kosan Biosciences, Inc. (b)                                      600       3,703
Lexicon Genetics, Inc. (b)                                     1,600       7,376
Luminex Corp. (b)                                              1,000       6,510
Maxygen, Inc. (b)                                              1,609      12,132
Medarex, Inc. (b)                                              5,900      23,423
Myriad Genetics, Inc. (b)                                      1,900      34,314
Nabi Biopharmaceuticals (b)                                    2,064      12,281
Neose Technologies, Inc. (b)                                     736       5,410
Protein Design Labs, Inc. (b)                                  6,000      49,800
Sangamo BioSciences, Inc. (b)                                  3,000       6,090
Scios, Inc. (b)                                                3,200      92,352
SonoSite, Inc. (b)                                               900      13,283
Texas Biotechnology Corp. (b)                                  1,500       2,850
Zymogenetics, Inc. (b)                                           200       1,736
                                                                      ----------
                                                                         640,625
                                                                      ----------
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (0.6%)
4Kids Entertainment, Inc. (b)                                    734      19,855
Acme Communications, Inc. (b)                                  1,100       8,382
Crown Media Holdings, Inc. (b)                                 1,258       3,522
Fisher Companies, Inc.                                           300      13,734
Gray Television, Inc.                                            597       6,609
Insight Communications Co., Inc. (b)                           3,400      33,116
Liberty Corp.                                                  1,111      41,163
Macrovision Corp. (b)                                          2,900      37,410
Martha Stewart Living Omnimedia, Inc. (b)                        927       6,674
Mediacom Communications Corp. (b)                              4,500      24,525
Paxson Communications Corp. (b)                                1,500       3,945
Private Media Group, Inc. (b)                                  1,800       3,708


                                                           2002 Annual Report 39

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
BROADCAST MEDIA / CABLE TELEVISION (continued)
Salem Communications Corp. Class A (b)                           486  $   12,038
Sinclair Broadcast Group, Inc. Class A (b)                     2,568      30,379
TiVo, Inc. (b)                                                 1,700       7,446
ValueVision International, Inc. Class A (b)                    1,618      21,390
Young Broadcasting, Inc. Class A (b)                           1,084      10,840
                                                                      ----------
                                                                         284,736
                                                                      ----------
--------------------------------------------------------------------------------
BUSINESS SERVICES (2.4%)
Aaron Rents, Inc.                                              1,241      26,744
ABM Industries, Inc.                                           2,378      34,933
Administaff, Inc. (b)                                          1,797      10,926
ADVO, Inc. (b)                                                 1,520      46,116
American Management Systems, Inc. (b)                          3,105      37,322
CACI International, Inc. Class A (b)                           1,900      77,728
CDI Corp. (b)                                                    821      21,830
Century Business Services, Inc. (b)                            4,443      11,774
Charles River Associates, Inc. (b)                               500       7,835
Ciber, Inc. (b)                                                3,121      16,791
Circor International, Inc.                                       400       5,540
Consolidated Graphics, Inc. (b)                                  500       8,475
CoStar Group, Inc. (b)                                           700      11,445
Cross Country, Inc. (b)                                        2,600      32,084
DiamondCluster International, Inc. (b)                         1,292       3,437
Exult, Inc. (b)                                                3,600      10,260
First Consulting Group, Inc. (b)                                 600       3,270
FreeMarkets, Inc. (b)                                          3,031      21,763
Gartner Group, Inc. (b)                                        5,337      42,696
GSI Commerce, Inc. (b)                                           900       4,419
Hall, Kinion & Associates, Inc. (b)                            1,100       6,578
Heidrick & Struggles International, Inc. (b)                   1,500      18,660
Hypercom Corp. (b)                                             1,300       2,860
I-many, Inc. (b)                                               1,992       2,968
Information Resources, Inc. (b)                                2,600       7,800
Insurance Auto Auctions, Inc. (b)                                700      11,200
Kelly Services, Inc. Class A                                   1,196      28,297
Kforce, Inc. (b)                                               2,589       7,586
Korn/Ferry International (b)                                   2,171      18,519
MAXIMUS, Inc. (b)                                              1,000      20,380
Medical Staffing Network Holdings, Inc. (b)                      700       9,338
Meemic Holdings, Inc. (b)                                        200       5,758
MemberWorks, Inc. (b)                                            778      13,491
Metris Companies, Inc.                                         2,400       6,840
Modis Professional Services, Inc. (b)                          5,998      32,329
Navigant Consulting Co. (b)                                    2,000      10,500
NCO Group, Inc. (b)                                            1,479      20,307
NetRatings, Inc. (b)                                           1,000       5,400
New England Business Services, Inc.                              567      12,769
On Assignment, Inc. (b)                                        1,500      12,752
Paxar Corp. (b)                                                1,917      27,643
PDI, Inc. (b)                                                  1,200       6,384
Prepaid Depot, Inc. (b)                                        1,216      26,217
PriceSmart, Inc. (b)                                             400      10,540

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
BUSINESS SERVICES (continued)
Quovadx, Inc. (b)                                              2,900  $    4,495
RemedyTemp, Inc. Class A (b)                                     700      10,472
Resources Connection, Inc. (b)                                 1,684      28,830
Right Management Consultants, Inc. (b)                         1,434      18,894
RSA Security, Inc. (b)                                         3,800      16,986
SOURCECORP, Inc. (b)                                           1,000      22,930
Spherion Corp. (b)                                             3,423      20,846
SRA International, Inc. Class A (b)                              500      12,150
Stamps.com, Inc. (b)                                           2,075       8,923
StarTek, Inc. (b)                                                600      14,478
StorageNetworks, Inc. (b)                                      4,400       4,136
TeleTech Holdings, Inc. (b)                                    2,711      16,158
The Advisory Board Co. (b)                                       300       9,615
US Oncology, Inc. (b)                                          5,802      46,473
Wallace Computer Services, Inc.                                2,340      42,844
Watson Wyatt & Co. Holdings (b)                                1,175      23,206
Zomax, Inc. (b)                                                1,456       5,970
                                                                      ----------
                                                                       1,067,910
                                                                      ----------
--------------------------------------------------------------------------------
CAPITAL GOODS (1.4%)
C&D Technologies, Inc.                                         1,534      24,467
Crown Cork & Seal Co., Inc. (b)                               10,931      69,958
Florida Rock Industries, Inc.                                  1,433      50,227
Kennametal, Inc.                                               2,323      72,407
Lawson Products, Inc.                                            400      11,480
Libbey, Inc.                                                   1,300      36,673
Lindsay Manufacturing Co.                                        468      11,265
Manitowoc Co., Inc.                                            1,935      45,647
Nu Skin Enterprises, Inc.                                      3,100      35,619
Regal-Beloit Corp.                                             1,315      23,118
Robbins & Myers, Inc.                                            700      10,738
Sola International, Inc. (b)                                   1,200      14,988
Technitrol, Inc.                                               2,626      38,418
Tecumseh Products Co.                                          1,216      55,158
Texas Industries, Inc.                                         1,618      39,237
Trinity Industries, Inc.                                       2,830      44,431
Vicor Corp. (b)                                                1,400       9,310
Yankee Candle Co., Inc. (b)                                    2,200      37,730
                                                                      ----------
                                                                         630,871
                                                                      ----------
--------------------------------------------------------------------------------
CHEMICALS (2.2%)
A. Schulman, Inc.                                              2,296      40,180
Arch Chemicals, Inc.                                           1,300      24,297
Cabot Microelectronics Corp. (b)                               1,500      68,085
ChemFirst, Inc.                                                  912      25,965
Crompton Corp.                                                 7,975      52,874
Cytec Industries, Inc. (b)                                     3,007      72,799
Ferro Corp.                                                    2,365      57,872
FMC Corp. (b)                                                  2,000      61,180
Georgia Gulf Corp.                                             1,994      43,370
Great Lakes Chemical Corp.                                     2,800      68,096
H.B. Fuller Co.                                                2,150      61,211


                                                           2002 Annual Report 40

================================================================================


COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
CHEMICALS (continued)
International Specialty Products, Inc. (b)                       300  $    2,775
MacDermid, Inc.                                                1,586      31,847
Material Sciences Corp. (b)                                      400       4,384
Millennium Chemicals, Inc.                                     5,109      47,360
Minerals Technologies, Inc.                                    1,302      57,171
NL Industries, Inc.                                              428       6,869
Octel Corp.                                                      800      14,216
Olin Corp.                                                     3,370      54,796
PolyOne Corp.                                                  5,688      45,504
Schawk, Inc. Class A                                             900       8,910
Solutia, Inc.                                                  6,700      29,815
Spartech Corp.                                                   924      16,863
Symyx Technologies, Inc. (b)                                   1,559      17,944
Terra Industries, Inc. (b)                                     4,900       9,702
Valhi, Inc.                                                    1,000      10,370
W.R. Grace & Co. (b)                                           2,400       4,176
Wellman, Inc.                                                  2,159      21,806
                                                                      ----------
                                                                         960,437
                                                                      ----------
--------------------------------------------------------------------------------
CIRCUIT BOARDS (0.1%)
ACT Manufacturing, Inc. (b)                                      759           4
DDI Corp. (b)                                                  3,324         668
Merix Corp. (b)                                                  627       5,649
Park Electrochemical Corp.                                     1,484      26,786
SBS Technologies, Inc. (b)                                       661       5,486
TTM Technologies, Inc. (b)                                     3,000       5,490
Viasystems Group, Inc. (b)                                       925           5
                                                                      ----------
                                                                          44,088
                                                                      ----------
--------------------------------------------------------------------------------
COAL (0.2%)
Arch Coal, Inc.                                                2,900      50,344
Massey Energy Co.                                              4,500      34,425
                                                                      ----------
                                                                          84,769
                                                                      ----------
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.5%)
Allen Telecom, Inc. (b)                                        1,349       8,337
American Tower Corp. (b)                                      12,000      16,920
Anixter International, Inc. (b)                                2,474      57,076
Audiovox Corp. (b)                                               688       5,483
Cable Design Technologies Corp. (b)                            2,468      12,093
Enterasys Networks, Inc. (b)                                   6,700       8,107
Harmonic, Inc. (b)                                             4,204       7,525
Inter-Tel, Inc.                                                1,501      40,572
LodgeNet Entertainment Corp. (b)                                 789       5,957
Netro Corp. (b)                                                  696       1,155
Proxim Corp. (b)                                               6,278       5,336
Sonus Networks, Inc. (b)                                      11,000       3,960
Standard Microsystems Corp. (b)                                1,000      19,170
Stratex Networks, Inc. (b)                                     4,229       9,727
Terayon Communications Systems, Inc. (b)                       4,724       9,448
                                                                      ----------
                                                                         210,866
                                                                      ----------

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
COMPUTER EQUIPMENT (0.8%)
Analogic Corp.                                                   618  $   24,701
Avocent Corp. (b)                                              3,164      63,281
Drexler Technology Corp. (b)                                     600      10,842
Hutchinson Technology, Inc. (b)                                2,036      42,328
InFocus Corp. (b)                                              2,247      13,167
Iomega Corp. (b)                                               3,505      30,143
Maxtor Corp. (b)                                              12,400      46,624
McData Corp. (b)                                               3,800      25,004
Netscreen Technologies, Inc. (b)                               1,000      13,170
Overland Storage, Inc. (b)                                       500       6,405
Paradyne Network, Inc. (b)                                       700         812
Turnstone Systems, Inc. (b)                                    3,214       8,292
Western Digital Corp. (b)                                     13,159      81,455
                                                                      ----------
                                                                         366,224
                                                                      ----------
--------------------------------------------------------------------------------
COMPUTER INTEGRATED SYSTEMS DESIGN (0.8%)
Brady Corp. Class A                                            1,138      37,543
Digital River, Inc. (b)                                        1,600      16,704
Eclipsys Corp. (b)                                             2,102      10,195
eSPEED, Inc. Class A (b)                                       1,776      25,859
F5 Networks, Inc. (b)                                          1,897      17,813
FileNET Corp. (b)                                              2,681      29,089
Foundry Networks, Inc. (b)                                     5,400      38,177
Integral Systems, Inc. (b)                                       500       9,985
Keynote Systems, Inc. (b)                                      1,183       9,180
MTS Systems Corp.                                              1,800      18,306
Netscout Systems, Inc. (b)                                     1,900       9,046
Nuance Communications, Inc. (b)                                2,242       4,932
NYFIX, Inc. (b)                                                1,400       5,376
RadiSys Corp. (b)                                                700       4,683
Sapient Corp. (b)                                              6,708      10,397
Systems & Computer Technology Corp. (b)                        1,987      18,718
Tekelec (b)                                                    3,600      31,176
Vastera, Inc. (b)                                              2,900      12,557
WebEx Communications, Inc. (b)                                 1,869      29,306
                                                                      ----------
                                                                         339,042
                                                                      ----------
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (4.8%)
3D Systems Corp. (b)                                             811       5,685
Actuate Corp. (b)                                              2,131       3,878
Advanced Digital Information, Corp. (b)                        5,000      35,400
Agile Software Corp. (b)                                       2,098      14,287
Altiris, Inc. (b)                                                600       7,758
Answerthink, Inc. (b)                                          4,340       7,816
Ansys, Inc. (b)                                                1,184      23,206
Anteon International Corp. (b)                                   900      20,700
Aspen Technologies, Inc. (b)                                   2,700       5,373
Avid Technology, Inc. (b)                                      1,340      18,881
BARRA, Inc. (b)                                                1,200      43,068
Borland Software Corp. (b)                                     4,700      63,121
Caminus Corp. (b)                                              1,771       4,428
Catapult Communications Corp. (b)                                228       2,950


                                                           2002 Annual Report 41

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
CCC Information Services Group, Inc. (b)                       1,091  $   19,256
Chordiant Software, Inc. (b)                                   4,341       6,208
Cognizant Technology Solutions Corp. (b)                         681      45,062
CompuCom Systems, Inc. (b)                                     2,000      11,460
Computer Horizons Corp. (b)                                    2,700       8,637
Computer Programs & Systems, Inc. (b)                            300       6,705
Concord Communications, Inc. (b)                               1,000       7,310
Concurrent Computer Corp. (b)                                  4,500       8,370
Covansys Corp. (b)                                             2,390       8,030
Cray, Inc. (b)                                                 2,400      12,672
Dendrite International, Inc. (b)                               2,305      14,222
Digimarc Corp. (b)                                               474       6,091
Digital Insight Corp. (b)                                      2,200      22,924
Digitas, Inc. (b)                                              1,081       2,984
Docucorp International, Inc. (b)                                 800       6,320
Documentum, Inc. (b)                                           3,098      45,262
Dynamics Research Corp. (b)                                      200       2,168
E.piphany, Inc. (b)                                            3,920      15,680
Echelon Corp. (b)                                              2,087      26,401
Electronics For Imaging, Inc. (b)                              4,161      75,814
EPIQ Systems, Inc. (b)                                           804      13,419
Eresearch Technology, Inc. (b)                                   800      11,608
Extreme Networks, Inc. (b)                                     8,200      34,522
FactSet Research Systems, Inc.                                 1,500      41,025
FalconStor Software, Inc. (b)                                  1,622       6,439
Fidelity National Information Solutions, Inc. (b)              1,087      20,805
Handspring, Inc. (b)                                           1,200         864
HPL Technologies, Inc. (b)                                       600          36
Hyperion Solutions Corp. (b)                                   2,506      67,662
iGATE Corp. (b)                                                2,200       7,150
Infogrames, Inc. (b)                                             240         384
Informatica Corp. (b)                                          4,700      24,440
Inforte Corp. (b)                                                900       7,172
Intertrust Technologies Corp. (b)                              4,400      13,420
ITXC Corp. (b)                                                 2,561       6,070
JDA Software Group, Inc. (b)                                   2,346      20,528
Keane, Inc. (b)                                                3,942      32,482
Lawson Software, Inc. (b)                                        300       1,185
Legato Systems, Inc. (b)                                       6,577      23,940
Lexar Media, Inc. (b)                                          2,226       8,859
Liberate Technologies, Inc. (b)                                8,614      11,370
Magma Design Automation, Inc. (b)                              1,000       8,540
ManTech International Corp. Class A (b)                          600      14,850
Manugistics Group, Inc. (b)                                    4,100      11,890
MAPICS, Inc. (b)                                                 500       2,670
MapInfo Corp. (b)                                                707       4,270
MCSI, Inc. (b)                                                 2,198      10,880
Mentor Graphics Corp. (b)                                      5,000      47,465
Mercury Computer Systems, Inc. (b)                             1,693      51,046
MetaSolv, Inc. (b)                                             3,323       4,386
Micromuse, Inc. (b)                                            5,100      11,730
MRO Software, Inc. (b)                                           900       6,534

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
MSC.Software Corp. (b)                                         1,400  $    7,840
Nassda Corp. (b)                                                 100         949
NetiQ Corp. (b)                                                2,900      40,919
Novell, Inc. (b)                                              27,372      66,514
ONYX Software Corp. (b)                                        1,600       3,184
Opnet Technologies, Inc. (b)                                     300       2,415
Packeteer, Inc. (b)                                            1,053       5,581
Palm, Inc. (b)                                                 2,395      28,620
Parametric Technology Corp. (b)                               20,100      46,431
PDF Solutions, Inc. (b)                                          400       2,960
PEC Solutions, Inc. (b)                                          422      14,622
Phoenix Technology Ltd. (b)                                    1,152       6,405
Pinnacle Systems, Inc. (b)                                     4,500      53,505
PlxTech, Inc. (b)                                              2,700       9,261
Pomeroy Computer Resources, Inc. (b)                             300       3,303
Portal Software, Inc. (b)                                      4,700       2,820
QRS Corp. (b)                                                  1,115       5,553
Quantum Corp. (b)                                              8,500      25,160
Quest Software, Inc. (b)                                       2,400      26,208
Radiant Systems, Inc. (b)                                        997      10,788
Rainbow Technologies, Inc. (b)                                 1,115       6,802
Read-Rite Corp. (b)                                            5,910       4,078
Red Hat, Inc. (b)                                              8,003      35,933
Renaissance Learning, Inc. (b)                                   865      16,850
Retek, Inc. (b)                                                4,800      15,696
Roxio, Inc. (b)                                                1,386       4,243
Safeguard Scientifics, Inc. (b)                                6,053       7,445
Sanchez Computer Associates, Inc. (b)                          2,500       8,875
SanDisk Corp. (b)                                              4,100      81,058
Scansoft, Inc. (b)                                             4,300      19,866
SCM Microsystems, Inc. (b)                                     1,492       8,728
SeaChange International, Inc. (b)                              1,314       7,595
SeeBeyond Technology Corp. (b)                                 2,500       3,950
Serena Software, Inc. (b)                                      1,366      21,801
Silicon Graphics, Inc. (b)                                     9,167       7,517
SonicWall, Inc. (b)                                            2,625       7,298
SpeechWorks International, Inc. (b)                              824       1,689
SPSS, Inc. (b)                                                   554       5,883
SS&C Technologies, Inc. (b)                                      200       2,256
Sykes Enterprises, Inc. (b)                                    1,007       3,343
Synaptics, Inc. (b)                                              100         611
Synplicity, Inc. (b)                                             400       1,424
Sypris Solutions, Inc.                                           200       2,112
Take-Two Interactive Software, Inc. (b)                        2,570      66,255
TALX Corp.                                                       800      10,720
THQ, Inc. (b)                                                  2,674      38,659
Tibco Software, Inc. (b)                                       6,200      31,000
Tier Technologies, Inc. Class B (b)                            1,200      22,860
Transaction Systems Architects, Inc. (b)                       2,514      18,754
Tripos, Inc. (b)                                                 700       6,615
Tyler Technologies, Inc. (b)                                   1,600       6,400
Ulticom, Inc. (b)                                                400       2,292


                                                           2002 Annual Report 42

================================================================================


COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
COMPUTER SOFTWARE & SERVICES (continued)
Verint Systems, Inc. (b)                                         400  $    4,460
Verity, Inc. (b)                                               1,449      13,070
Viewpoint Corp. (b)                                            1,700       5,270
Vitalworks, Inc. (b)                                           3,100      10,478
webMethods, Inc. (b)                                           3,680      26,606
Wind River Systems, Inc. (b)                                   4,500      16,290
Witness Systems, Inc. (b)                                        700       1,841
Zoran Corp. (b)                                                2,041      30,595
                                                                      ----------
                                                                       2,086,024
                                                                      ----------
--------------------------------------------------------------------------------
CONSTRUCTION & BUILDING MATERIALS (0.8%)
AMCOL International Corp.                                      2,010      11,055
Comfort Systems USA, Inc. (b)                                  2,700       8,910
Drew Industries, Inc. (b)                                        600       9,720
ElkCorp                                                        1,643      25,894
Granite Construction, Inc.                                     2,605      41,732
Hovnanian Enterprises, Inc. Class A (b)                        1,168      44,174
Integrated Electrical Services, Inc. (b)                       1,200       4,560
JLG Industries, Inc.                                           2,568      20,416
LSI Industries, Inc.                                             700       7,175
Meritage Corp. (b)                                               700      28,000
Michael Baker Corp. (b)                                          600       6,000
NCI Building Systems, Inc. (b)                                 1,074      20,148
Omnova Solutions, Inc. (b)                                     1,800       7,182
Simpson Manufacturing Co., Inc. (b)                              900      31,770
The Genlyte Group, Inc. (b)                                    1,000      37,350
Trex Company, Inc. (b)                                           300       8,550
U.S. Concrete, Inc. (b)                                        2,300      10,948
Universal Display Corp. (b)                                      900       8,109
Walter Industries, Inc.                                        1,417      15,516
                                                                      ----------
                                                                         347,209
                                                                      ----------
--------------------------------------------------------------------------------
CONSUMER DURABLES (0.9%)
1-800 CONTACTS, Inc. (b)                                         300       2,709
Blyth, Inc.                                                    2,439      68,780
BWAY Corp. (b)                                                   600      11,520
Central Garden & Pet Co. (b)                                   1,200      23,988
Chattem, Inc. (b)                                                500      20,970
Coorstek, Inc. (b)                                               500       7,450
EarthShell Corp. (b)                                           1,600       1,184
Elizabeth Arden, Inc. (b)                                        807       8,885
Graphic Packaging International Corp. (b)                      1,200       8,940
Greif Bros Corp. Class A                                       1,100      27,929
Oneida Ltd.                                                      674       7,987
Packaging Dynamics Corp. (b)                                     195       1,269
Pilgrim's Pride Corp.                                            500       3,105
Playtex Products, Inc. (b)                                     1,300      11,310
Rayovac Corp. (b)                                              2,543      35,856
Russ Berrie & Co., Inc.                                          541      17,545
Silgan Holdings, Inc. (b)                                      1,000      18,520
TBC Corp. (b)                                                    900      10,431
Toro Co.                                                         936      59,773

                                                      SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
CONSUMER DURABLES (continued)
Tupperware Corp.                                               3,973  $   64,124
Water Pik Technologies, Inc. (b)                                 800       7,344
                                                                      ----------
                                                                         419,619
                                                                      ----------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL (0.1%)
Nature's Sunshine Products, Inc.                                 400       4,524
Revlon Co., Inc. (b)                                           1,577       5,520
Unifi, Inc. (b)                                                2,663      14,699
WestPoint Stevens, Inc. (b)                                    1,702       1,345
                                                                      ----------
                                                                          26,088
                                                                      ----------
--------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION (0.3%)
Ascential Software Corp. (b)                                  19,819      47,962
Carreker-Antinori, Inc. (b)                                    1,300       8,527
eFunds Corp. (b)                                               3,093      27,280
Embarcadero Technologies, Inc. (b)                               400       2,380
HomeStore, Inc. (b)                                            2,300       1,702
infoUSA, Inc. (b)                                                900       3,780
Intrado, Inc. (b)                                              1,400      13,538
Pegasystems, Inc. (b)                                            100         590
ProBusiness Services, Inc. (b)                                 1,000       9,100
The InterCept Group, Inc. (b)                                  1,200      18,972
                                                                      ----------
                                                                         133,831
                                                                      ----------
--------------------------------------------------------------------------------
DISTRIBUTION (0.8%)
Actuant Corp. (b)                                                800      31,840
Advanced Marketing Services, Inc.                                900      15,705
Aviall, Inc. (b)                                               1,200      11,196
Bell Microproducts, Inc. (b)                                     880       4,814
Daisytek International Corp. (b)                               1,089       9,267
Handleman Co. (b)                                              1,632      16,304
Hughes Supply, Inc.                                            1,721      58,772
Keystone Automotive Industries, Inc. (b)                         400       6,004
Owens & Minor, Inc.                                            2,292      33,738
ScanSource, Inc. (b)                                             400      24,040
SCP Pool Corp. (b)                                             1,510      43,035
United Stationers, Inc. (b)                                    2,330      69,271
Watsco, Inc.                                                     872      13,952
                                                                      ----------
                                                                         337,938
                                                                      ----------
--------------------------------------------------------------------------------
DRUGS (1.9%)
ABIOMED, Inc. (b)                                              1,431       5,581
Adolor Corp. (b)                                               2,500      34,328
Advanced Tissue Sciences, Inc. (b)                             5,960         346
Alkermes, Inc. (b)                                             3,900      35,958
Alpharma, Inc.                                                 1,700      16,116
Amylin Pharmaceuticals, Inc. (b)                               4,600      79,947
ARIAD, Inc. (b)                                                1,375       3,204
ArQule, Inc. (b)                                                 989       5,677
Atrix Laboratories, Inc. (b)                                   1,600      29,250
Avigen, Inc. (b)                                                 911       5,466


                                                           2002 Annual Report 43

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
DRUGS (continued)
Bentley Pharmaceuticals, Inc. (b)                                500  $    3,850
Bio-Rad Laboratories, Inc. Class A (b)                         1,200      51,132
Bradley Pharmaceuticals, Inc. (b)                                200       2,296
Cell Therapeutics, Inc. (b)                                    2,372      14,659
Connetics Corp. (b)                                            2,505      32,014
CV Therapeutics, Inc. (b)                                      1,861      44,664
DeCODE genetics, Inc. (b)                                      3,900       7,878
Endo Pharmaceuticals Holdings, Inc. (b)                        1,000       6,780
Guilford Pharmaceuticals, Inc. (b)                             1,400       7,028
Harvard Bioscience, Inc. (b)                                     696       2,088
Immunomedics, Inc. (b)                                         2,610      18,218
Incyte Genomics, Inc. (b)                                      5,676      28,039
Inhale Therapeutic Systems, Inc. (b)                           3,200      20,352
InterMune, Inc. (b)                                            1,783      65,489
K-V Pharmaceutical Co. Class A (b)                             1,300      22,100
Lifecore Biomedical, Inc. (b)                                    200       1,300
Ligand Pharmaceuticals, Inc. (b)                               4,055      26,682
Martek Biosciences Corp. (b)                                   1,643      25,828
NBTY, Inc. (b)                                                 3,198      49,729
NPS Pharmaceuticals, Inc. (b)                                  1,938      50,349
OSI Pharmaceuticals, Inc. (b)                                  2,600      45,032
Priority Healthcare Corp. Class B (b)                          1,900      46,151
Quidel Corp. (b)                                                 800       2,497
Seattle Genetics, Inc. (b)                                       300         855
Sequenom, Inc. (b)                                             4,508      10,504
Tanox, Inc. (b)                                                1,355      13,076
Tularik, Inc. (b)                                              2,800      20,356
Vical, Inc. (b)                                                2,278       7,722
                                                                      ----------
                                                                         842,541
                                                                      ----------
--------------------------------------------------------------------------------
EDUCATIONAL SERVICES (0.6%)
Ambassadors Groups, Inc. (b)                                     100       1,422
Bright Horizons Family Solutions, Inc. (b)                       909      24,588
Corinthian Colleges, Inc. (b)                                  2,600      98,539
ITT Educational Services, Inc. (b)                             2,790      60,962
Learning Tree International, Inc. (b)                            941      16,081
PLATO Learning, Inc. (b)                                       1,400       9,646
Princeton Review, Inc. (b)                                       700       3,570
Strayer Education, Inc.                                          589      31,276
Sylvan Learning Systems, Inc. (b)                              2,658      40,588
                                                                      ----------
                                                                         286,672
                                                                      ----------
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.9%)
Active Power, Inc. (b)                                         4,300       8,858
ADE Corp. (b)                                                  1,500       7,484
ANADIGICS, Inc. (b)                                            2,058       4,733
Artesyn Technologies, Inc. (b)                                 3,250       5,785
Avista Corp.                                                   2,776      28,593
Bel Fuse, Inc. Class B                                           500       9,495
Capstone Turbine Corp. (b)                                     5,500       5,225
Cleco Corp.                                                    3,279      45,741
DSP Group, Inc. (b)                                            2,200      31,462

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (continued)
El Paso Electric Co. (b)                                       2,862  $   31,282
EMCOR Group, Inc. (b)                                          1,000      48,609
Encore Wire Corp. (b)                                            400       3,480
Energy Conversion Devices, Inc. (b)                              680       6,745
Hologic, Inc. (b)                                              1,700      21,027
II-VI Corp. (b)                                                  508       6,960
Intergrated Silicon Solution, Inc. (b)                         1,247       3,517
Pioneer Standard Electronics, Inc.                             2,370      16,590
Plug Power, Inc. (b)                                             500       3,140
Power-One, Inc. (b)                                            4,500      24,215
Proton Energy Systems, Inc. (b)                                2,866       9,114
Rambus, Inc. (b)                                               6,616      36,916
Research Frontiers, Inc. (b)                                     441       4,397
Stoneridge, Inc. (b)                                             600       5,814
Tripath Imaging, Inc. (b)                                      2,468       7,750
Triumph Group, Inc. (b)                                        1,056      25,999
X-Rite, Inc.                                                   1,600      12,672
                                                                      ----------
                                                                         415,603
                                                                      ----------
--------------------------------------------------------------------------------
ELECTRONICS (1.1%)
Aeroflex, Inc. (b)                                             4,352      25,198
BEI Technologies, Inc.                                           468       5,143
Coherent, Inc. (b)                                             2,314      40,888
Daktronics, Inc. (b)                                             701       6,484
EDO Corp.                                                      1,174      19,665
Electro Scientific Industries, Inc. (b)                        2,136      39,900
Engineered Support Systems, Inc.                                 600      29,358
Excel Technology, Inc. (b)                                       419       7,735
FLIR Systems, Inc. (b)                                         1,117      52,869
Graftech International Ltd. (b)                                3,400      13,328
Integrated Defense Technology, Inc. (b)                          900      12,627
Itron, Inc. (b)                                                1,618      35,418
Keithley Instruments, Inc.                                       259       2,279
LeCroy Corp. (b)                                                 800       8,504
MagneTek, Inc. (b)                                             2,300      10,994
Manufacturers' Services Ltd. (b)                                 300       1,284
Methode Electronics, Inc.                                      2,300      21,137
Nu Horizons Electronics Corp. (b)                                400       2,160
Planar Systems, Inc. (b)                                         971      17,837
Rogers Corp. (b)                                                 900      22,482
Somera Communications, Inc. (b)                                1,900       3,800
Thomas & Betts Corp. (b)                                       2,848      47,164
Trimble Navigation Ltd. (b)                                    2,134      27,953
Watts Industries, Inc. Class A                                   784      12,912
Woodhead Industries, Inc.                                      1,000      10,300
Zygo Corp. (b)                                                   600       2,657
                                                                      ----------
                                                                         480,076
                                                                      ----------
--------------------------------------------------------------------------------
ENTERTAINMENT (0.5%)
Acclaim Entertainment, Inc. (b)                                6,539       6,931
AMC Entertainment, Inc. (b)                                    2,000      14,100
Championship Auto Racing Teams, Inc. (b)                         800       3,808


                                                           2002 Annual Report 44

================================================================================


COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
ENTERTAINMENT (continued)
Dover Downs Entertainment, Inc.                                  448  $    4,010
Dover Motorsports, Inc.                                        2,112       8,047
Gaylord Entertainment Co. (b)                                  1,299      22,953
Magna Entertainment Corp. Class A (b)                          3,400      20,196
Midway Games, Inc. (b)                                         2,300       9,338
Multimedia Games, Inc. (b)                                       800      17,760
Penn National Gaming, Inc. (b)                                 2,482      51,487
Pinnacle Entertainment, Inc. (b)                               1,118       8,329
Shuffle Master, Inc. (b)                                       1,500      34,410
Steinway Musical Instruments, Inc. (b)                           400       7,480
World Wrestling Federation Entertainment, Inc. (b)               299       2,368
                                                                      ----------
                                                                         211,217
                                                                      ----------
--------------------------------------------------------------------------------
FIBER OPTICS (0.2%)
Avanex Corp. (b)                                               2,622       1,967
Belden, Inc.                                                   1,592      22,049
C-Cor.net Corp. (b)                                            1,800       7,466
MRV Communications, Inc. (b)                                   3,610       4,079
Newport Corp. (b)                                              2,765      30,308
Sycamore Networks, Inc. (b)                                   10,300      25,750
                                                                      ----------
                                                                          91,619
                                                                      ----------
--------------------------------------------------------------------------------
FINANCIAL (1.5%)
Actrade Financial Technologies Ltd. (b)                          523       1,187
Advanta Corp. Class B                                          1,200      11,796
American Capital Strategies Ltd.                               3,200      62,913
American Home Mortgage Holdings, Inc.                            700       7,168
Anchor BanCorp Wisconsin, Inc.                                 1,227      25,423
Anworth Mtg Asset Corp.                                        2,100      26,019
BKF Capital Group (b)                                            700      13,125
Charter Municipal Mortgage Acceptance Co.                      2,741      47,830
CompuCredit Corp. (b)                                            562       2,613
Credit Acceptance Corp. (b)                                      445       3,778
DVI, Inc. (b)                                                    500       4,375
Euronet Worldwide, Inc. (b)                                      900       4,365
FBR Asset Investment Corp.                                     1,300      39,000
Federal Agricultural Mortgage Corp. (b)                          600      18,762
Financial Federal Corp. (b)                                      900      25,218
First Financial Holdings, Inc.                                   800      20,448
Friedman, Billings, Ramsey Group, Inc. (b)                       608       6,068
Gabelli Asset Management, Inc. (b)                               500      14,905
Gladstone Capital Corp                                           400       6,624
Gold Banc Corp., Inc.                                          1,587      15,616
iDine Rewards Network, Inc. (b)                                  900       8,100
Irwin Financial Corp.                                          1,500      21,750
Jefferies Group, Inc.                                          1,260      52,479
Knight Trading Group, Inc. (b)                                 6,400      30,400
Lendingtree, Inc. (b)                                            600       7,350
MainSource Financial Group, Inc.                                 500      12,020
MCG Capital Corp.                                              1,300      15,262
Novastar Financial, Inc.                                         900      20,925
PRG-Schultz International, Inc. (b)                            2,925      27,296

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
FINANCIAL (continued)
Resource America, Inc. Class A                                 1,451  $   11,274
Royal Gold, Inc.                                               1,200      21,240
Saxon Capital, Inc. (b)                                        2,400      25,680
SoundView Technology Group, Inc. (b)                           6,928       8,210
SWS Group, Inc.                                                  750       9,713
Union Acceptance Corp. Class A (b)                             1,700       4,080
World Acceptance Corp. (b)                                     1,000       8,960
WSFS Financial Corp.                                             709      20,185
                                                                      ----------
                                                                         662,157
                                                                      ----------
--------------------------------------------------------------------------------
FOOD & RELATED (1.7%)
American Italian Pasta Co. (b)                                 1,233      42,477
Aurora Foods, Inc. (b)                                         2,800       1,540
Bridgford Foods Corp.                                            700       7,007
Chiquita Brands International, Inc. (b)                        2,600      31,824
Corn Products International, Inc.                              2,330      68,665
Del Monte Foods Co. (b)                                        2,001      16,048
Farmer Brothers Co.                                              100      30,800
Fleming Co., Inc.                                              3,635      23,409
Flowers Foods, Inc. (b)                                        1,278      28,397
Great Atlantic & Pacific Tea Co., Inc. (b)                     1,304       7,420
Green Mountain Coffee, Inc. (b)                                  189       2,597
Hain Celestial Group, Inc. (b)                                 2,000      28,660
Horizon Organic Holding Corp. (b)                                600       9,517
International Multifoods Corp. (b)                             1,182      22,990
Interstate Bakeries Corp.                                      3,105      77,346
J & J Snack Foods Corp. (b)                                      300      11,100
Jarden Corp. (b)                                               1,000      23,930
JM Smucker Co. - New                                           3,012     110,268
Lance, Inc.                                                    1,216      14,191
Monterey Pasta Co. (b)                                           300       1,884
National Beverage Corp. (b)                                      605       8,766
Peet's Coffee & Tea, Inc. (b)                                    800      11,536
Penford Corp.                                                    200       2,916
Ralcorp Holding, Inc. (b)                                      2,131      48,182
Riviana Foods, Inc.                                              285       7,219
Sanderson Farms, Inc.                                            200       3,686
Sensient Technologies Corp.                                    3,354      81,670
Tasty Baking Co.                                                 200       2,040
Tejon Ranch Co. (b)                                              600      16,080
                                                                      ----------
                                                                         742,165
                                                                      ----------
--------------------------------------------------------------------------------
FURNITURE (0.2%)
American Woodmark Corp.                                          400      21,136
Bassett Furniture Industries, Inc.                               300       3,921
Bombay Co., Inc. (b)                                           2,200       6,600
Bush Industries, Inc.                                          1,288       5,139
Kimball International, Inc. Class B                            2,048      31,191
Quaker Fabric Corp. (b)                                          798       5,482
Stanley Furniture Co., Inc. (b)                                  100       2,499
                                                                      ----------
                                                                          75,968
                                                                      ----------



                                                           2002 Annual Report 45

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
================================================================================

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
GAMBLING - NON-HOTEL CASINOS (0.2%)
Argosy Gaming Co. (b)                                          1,860  $   37,219
Churchill Downs, Inc.                                            300      11,778
Isle of Capris Casinos, Inc. (b)                               1,304      16,756
Scientific Games Corp. (b)                                     3,600      27,432
                                                                      ----------
                                                                          93,185
                                                                      ----------
--------------------------------------------------------------------------------
GAS - DISTRIBUTION (1.8%)
AGL Resources, Inc.                                            4,245      99,759
Atmos Energy Corp.                                             2,726      59,972
Cascade Natural Gas Corp.                                        500       9,645
Energen Co.                                                    2,616      72,986
New Jersey Resources Corp.                                     1,744      55,076
Northwest Natural Gas Co.                                      2,019      60,530
NUI Corp.                                                      1,359      16,906
ONEOK, Inc.                                                    4,059      76,877
Piedmont Natural Gas Co., Inc.                                 2,203      78,779
SEMCO Energy, Inc.                                             1,416       9,770
South Jersey Industries, Inc.                                    681      21,744
Southwest Gas Corp.                                            2,086      46,893
Southwestern Energy Co. (b)                                    1,342      15,084
UGI Corp.                                                      2,131      82,661
WGL Holdings, Inc.                                             3,594      83,130
                                                                      ----------
                                                                         789,812
                                                                      ----------
--------------------------------------------------------------------------------
HEALTHCARE (2.0%)
American Healthways, Inc. (b)                                  1,000      19,650
American Medical Systems Holdings, Inc. (b)                    1,600      22,384
AMERIGROUP Corp. (b)                                             800      23,368
AmeriPath, Inc. (b)                                            2,332      34,933
AmSurg Corp. (b)                                               1,600      44,576
Apria Healthcare Group, Inc. (b)                               2,662      64,926
Beverly Enterprises, Inc. (b)                                  6,905      15,467
Centene Corp. (b)                                                500      15,215
Cerus Corp. (b)                                                1,200      21,384
Cole National Corp. (b)                                          400       5,596
Columbia Laboratories, Inc. (b)                                1,297       4,864
CorVel Corp. (b)                                                 300       9,900
Curative Health Services, Inc. (b)                             1,000      14,950
DIANON Systems, Inc. (b)                                         627      25,080
Dynacq International, Inc. (b)                                   448       6,339
Endocare, Inc. (b)                                             1,500       4,247
Gentiva Health Services, Inc.                                  2,343      18,603
HealthExtras, Inc. (b)                                         1,600       6,080
Hooper Holmes, Inc.                                            3,249      21,606
Immucor, Inc. (b)                                                950      21,185
Invacare Corp.                                                 1,749      55,268
Kindred Healthcare, Inc. (b)                                   1,200      16,500
Matria Healthcare, Inc. (b)                                      100         924
Medcath Corp. (b)                                                600       6,756
MedQuist, Inc. (b)                                               479       8,138
Odyssey Healthcare, Inc. (b)                                   1,000      34,980
Option Care, Inc. (b)                                            843       6,575

                                                       SHARES OR
                                                    PRINCIPAL AMOUNT    VALUE
--------------------------------------------------------------------------------
HEALTHCARE (continued)
PacifiCare Health Systems, Inc. (b)                            2,300  $   67,989
Pediatrix Medical Group, Inc. (b)                              1,600      64,000
Per-Se Technologies, Inc. (b)                                  1,652      14,042
PolyMedica Corp. (b)                                             700      19,677
Prime Medical Services, Inc. (b)                                 900       7,056
Province Healthcare Co. (b)                                    3,245      42,341
Proxymed, Inc. (b)                                               100       1,157
QuadraMed Corp. (b)                                            1,000       2,640
RehabCare Group, Inc. (b)                                      1,000      21,030
Res-Care, Inc. (b)                                             2,100       8,652
Select Medical Corp. (b)                                       1,400      18,116
Sierra Health Services, Inc. (b)                               1,774      22,335
Sunrise Assisted Living, Inc. (b)                              1,091      22,693
U.S. Physical Therapy, Inc. (b)                                  900       8,964
United Surgical Partners International, Inc. (b)               1,200      23,832
Virbac Corp. (b)                                               1,600       7,680
                                                                      ----------
                                                                         881,698
                                                                      ----------
--------------------------------------------------------------------------------
HOTELS & CASINOS (0.3%)
Ameristar Casinos, Inc. (b)                                    1,000      12,999
Aztar Corp. (b)                                                2,820      38,098
Boyd Gaming Corp. (b)                                          2,217      24,520
Hollywood Casino Corp. Class A (b)                               500       6,160
Monarch Casino & Resort, Inc. (b)                                600       8,190
MTR Gaming Group, Inc. (b)                                     1,900      17,100
Station Casinos, Inc. (b)                                      2,400      43,176
                                                                      ----------
                                                                         150,243
                                                                      ----------
--------------------------------------------------------------------------------
HOTELS & MOTELS (0.2%)
Boca Resorts, Inc. (b)                                         2,600      27,559
Choice Hotels International, Inc. (b)                          1,320      26,110
Marcus Corp.                                                     977      13,903
Prime Hospitality Corp. (b)                                    2,510      20,281
Wyndham International, Inc. Class A (b)                        5,400       1,296
                                                                      ----------
                                                                          89,149
                                                                      ----------
--------------------------------------------------------------------------------
INSURANCE (1.6%)
Alfa Corp.                                                     2,224      27,355
American Physicians Capital, Inc. (b)                            729      11,482
Argonaut Group, Inc.                                           1,600      22,960
Baldwin & Lyons, Inc. Class B                                    625      15,388
Ceres Group, Inc. (b)                                          3,600       3,636
Citizens, Inc. (b)                                             1,045       8,235
CNA Surety Corp.                                                 700       9,716
Cobalt Corp. (b)                                                 500       8,175
EMC Insurance Group, Inc.                                        500       7,800
FBL Financial Group, Inc. Class A                                500      10,250
FPIC Insurance Group, Inc. (b)                                   700       2,660
Fremont General Corp.                                          4,410      21,830
Harleysville Group, Inc.                                       2,298      65,538
Horace Mann Educators Corp.                                    2,816      42,268


                                                           2002 Annual Report 46

================================================================================


COMMON STOCKS (continued)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
INSURANCE (continued)
Independence Holding Co.                                           400  $     7,940
Kansas City Life Insurance Co.                                     200        7,640
LandAmerica Financial Group, Inc.                                1,225       43,488
Navigators Group, Inc. (b)                                         400        8,400
Nymagic, Inc.                                                      400        6,460
Odyssey Re Holdings Corp.                                        1,100       20,042
Ohio Casualty Corp. (b)                                          3,908       51,546
Philadelphia Consolidated Holding Corp. (b)                      1,102       36,939
PICO Holdings, Inc. (b)                                            900        9,379
PMA Capital Corp. Class A                                        1,600       21,760
ProAssurance Corp. (b)                                           1,162       19,464
RLI Corp.                                                        1,036       29,008
Selective Insurance Group, Inc.                                  2,114       47,354
State Auto Financial Corp.                                         600        9,558
Stewart Information Services Corp. (b)                             900       18,675
The Commerce Group, Inc.                                         1,553       53,189
The Midland Co.                                                    300        5,400
Triad Guaranty, Inc. (b)                                           700       25,662
United Fire & Casualty Co.                                         400       14,024
Vesta Insurance Group, Inc.                                      3,300        6,567
Zenith National Insurance Co.                                      400       11,200
                                                                        ------------
                                                                            710,988
                                                                        ------------
------------------------------------------------------------------------------------
INSURANCE / LIFE (0.3%)
American Medical Security Group, Inc. (b)                          500        6,140
Delphi Financial Group, Inc.                                       864       33,480
Financial Industries Corp.                                         900       12,348
Great American Financial Resources, Inc.                           345        5,517
National Western Life Insurance Co. Class A (b)                    100        9,207
Presidential Life Corp.                                          1,081       13,296
UICI (b)                                                         3,046       44,411
Universal American Financial Corp. (b)                           1,100        5,093
                                                                        ------------
                                                                            129,492
                                                                        ------------
------------------------------------------------------------------------------------
INSURANCE BROKERS (0.2%)
Clark/Bardes, Inc. (b)                                             700       11,830
Crawford & Co. Class B                                           2,320       14,802
Hilb, Rogal & Hamilton Co.                                       1,900       77,900
                                                                        ------------
                                                                            104,532
                                                                        ------------
------------------------------------------------------------------------------------
INTERNET (1.6%)
@Road, Inc. (b)                                                  1,000        4,990
Akamai Technologies, Inc. (b)                                    7,000        6,790
Alloy, Inc. (b)                                                  2,133       20,539
Ameritrade Holdings Corp. (b)                                    7,300       33,142
Ariba, Inc. (b)                                                 20,700       48,852
AsiaInfo Holdings, Inc. (b)                                      1,703        5,296
CNET Networks, Inc. (b)                                          8,800       17,424
DoubleClick, Inc. (b)                                            9,000       63,000
Drugstore.com, Inc. (b)                                          2,000        2,640
EarthLink, Inc. (b)                                              9,500       58,045
Entrust, Inc. (b)                                                3,500        7,910

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
INTERNET (continued)
eUniverse, Inc. (b)                                                900  $     3,168
Harris Interactive, Inc. (b)                                     3,700       11,100
Inktomi Corp. (b)                                                8,543        3,332
Interland, Inc. (b)                                              7,175       10,691
Internet Security, Inc. (b)                                      2,700       49,842
Interwoven, Inc. (b)                                             7,100       13,909
j2 Global Communications, Inc. (b)                                 400       10,972
LookSmart Ltd. (b)                                               2,400        4,032
MatrixOne, Inc. (b)                                              2,309        6,073
Neoforma, Inc. (b)                                                 600        6,732
Net.B@nk, Inc. (b)                                               3,124       30,865
Net2Phone, Inc. (b)                                              2,238        6,555
Netegrity, Inc. (b)                                              1,674        3,214
Netflix, Inc. (b)                                                  400        3,588
NextCard, Inc. (b)                                               1,070           12
NIC, Inc. (b)                                                    1,400        2,758
Omicell, Inc. (b)                                                  400        1,200
Openware Systems, Inc. (b)                                      12,500       13,625
Overstock.com, Inc. (b)                                            300        3,027
Overture Services, Inc. (b)                                      3,570       98,281
PC-Tel, Inc. (b)                                                   600        4,080
Priceline.com, Inc. (b)                                          9,700       21,437
PTEK Holdings, Inc. (b)                                          3,000       11,019
Raindance Communications, Inc. (b)                               1,900        5,453
Redback Networks, Inc. (b)                                       8,300        4,067
Register.com, Inc. (b)                                           1,391        5,258
Riverstone Networks, Inc. (b)                                    7,300        8,103
S1 Corp. (b)                                                     4,678       20,719
StarMedia Network, Inc. (b)                                        149            0
The TriZetto Group, Inc. (b)                                     1,500        9,134
United Online, Inc. (b)                                          1,600       19,136
ValueClick, Inc. (b)                                             4,500       11,655
Vignette Corp. (b)                                              14,100       14,946
Vitria Technology, Inc. (b)                                      1,800        1,368
WatchGuard Technolgies, Inc. (b)                                   997        4,286
Websense, Inc. (b)                                               1,574       31,779
                                                                        ------------
                                                                            724,044
                                                                        ------------
------------------------------------------------------------------------------------
LEISURE PRODUCTS (0.6%)
Action Performance Co., Inc.                                     1,300       26,832
Alliance Gaming Corp. (b)                                        3,100       51,957
Bally Total Fitness Holding Corp. (b)                            1,898       12,906
Boyds Collection Ltd. (b)                                          890        6,497
Coachmen Industries, Inc.                                          700        9,485
Department 56, Inc. (b)                                            400        5,040
Escalade, Inc. (b)                                                 300        6,150
JAKKS Pacific, Inc. (b)                                          1,581       20,932
Johnson Outdoors, Inc. Class A (b)                                 700        6,510
K2, Inc. (b)                                                       600        6,000
MarineMax, Inc. (b)                                                200        2,000
Marvel Enterprises, Inc. (b)                                     1,100        8,855
Party City Corp. (b)                                               400        4,844


                                                           2002 ANNUAL REPORT 47

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002
====================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
LEISURE PRODUCTS (continued)
Racing Champions Ertl Corp. (b)                                    800  $    10,400
Speedway Motorsports, Inc.                                         800       19,296
The Nautilus Group, Inc. (b)                                     2,000       27,480
Topps Co., Inc. (b)                                              2,727       22,634
Vail Resorts, Inc. (b)                                             308        4,435
WMS Industries, Inc. (b)                                         1,499       21,286
                                                                        ------------
                                                                            273,539
                                                                        ------------
------------------------------------------------------------------------------------
MACHINERY (1.6%)
Advanced Energy Industries, Inc. (b)                             1,082       13,103
Alamo Group, Inc.                                                  100        1,175
Albany International Corp. Class A                               1,727       36,595
Applied Industrial Technologies, Inc.                            1,024       17,818
Astec Industries, Inc. (b)                                         779        7,143
Baldor Electric Co.                                              1,923       36,172
Briggs & Stratton Corp.                                          1,400       53,830
Cascade Corp. (b)                                                  300        3,951
Columbus McKinnon Corp. (b)                                      1,100        5,346
Cubic Corp.                                                      1,100       16,720
Flow International Corp. (b)                                     2,300        5,773
Franklin Electric Co., Inc.                                        400       17,584
Gardner Denver, Inc. (b)                                           900       13,473
Gorman-Rupp                                                        800       19,840
IDEX Corp.                                                       2,145       64,436
Intermagnetics General Corp. (b)                                 1,100       20,988
Joy Global, Inc. (b)                                             3,700       36,186
Kadant, Inc. (b)                                                   603        8,713
Lennox International, Inc.                                       3,400       43,996
Mestek, Inc. (b)                                                   460        8,326
Milacron, Inc.                                                     897        5,113
NACCO Industries, Inc.                                             300       12,960
Nordson Corp.                                                    1,763       45,679
Photon Dynamics, Inc. (b)                                        1,175       25,216
Sauer-Danfoss, Inc.                                                493        3,648
Stewart & Stevenson Services, Inc.                               2,500       27,375
SureBeam Corp. Class A (b)                                       4,114       17,896
Tennant Co.                                                        479       14,447
Terex Corp. (b)                                                  3,100       36,146
The L.S. Starrett Co. Class A                                      800       11,600
Thomas Industries, Inc.                                            800       23,032
UNOVA, Inc. (b)                                                  2,001       10,005
Wabtec Corp.                                                     2,002       28,508
                                                                        ------------
                                                                            692,793
                                                                        ------------
------------------------------------------------------------------------------------
MANUFACTURED HOUSING (0.5%)
Aaon, Inc. (b)                                                     400        7,484
Apogee Enterprises, Inc.                                         2,500       29,575
Beazer Homes USA, Inc. (b)                                         812       53,372
Centex Construction Products, Inc.                                 300       10,245
Fleetwood Enterprises, Inc.                                      3,041       17,030
Modtech Holdings, Inc. (b)                                         900        8,451
Monaco Coach Corp. (b)                                           1,737       28,122


                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
MANUFACTURED HOUSING (continued)
Palm Harbor Homes, Inc. (b)                                      1,497  $    19,461
Skyline Corp.                                                      218        6,331
WCI Communities, Inc. (b)                                          400        3,980
Winnebago Industries, Inc.                                         719       32,592
                                                                        ------------
                                                                            216,643
                                                                        ------------
------------------------------------------------------------------------------------
MANUFACTURING (0.8%)
American Superconductor Corp. (b)                                2,100        8,127
Applied Films Corp. (b)                                            700        9,926
Armor Holdings, Inc. (b)                                         1,300       19,903
Champion Enterprises, Inc. (b)                                   3,114        7,224
Checkpoint Systems, Inc. (b)                                     2,008       20,281
Cognex Corp. (b)                                                 2,644       50,129
CSS Industries, Inc. (b)                                           401       14,957
Culp, Inc. (b)                                                     400        2,860
CUNO, Inc. (b)                                                   1,147       35,649
Foamex International, Inc. (b)                                   1,300        1,729
Identix, Inc. (b)                                                6,600       39,666
Lincoln Electric Holdings, Inc.                                  2,068       48,681
Mine Safety Appliances Co.                                         400       14,020
Myers Industries, Inc.                                             955       11,747
OshKosh B'Gosh, Inc. Class A                                       750       22,350
Powell Industries, Inc. (b)                                        269        4,226
Quixote Corp.                                                      300        5,880
Sturm, Ruger & Co., Inc.                                           937       10,298
Woodward Governor Co.                                              600       22,818
Young Innovations Inc. (b)                                         500       12,230
                                                                        ------------
                                                                            362,701
                                                                        ------------
------------------------------------------------------------------------------------
MANUFACTURING / DIVERSIFIED (1.6%)
A.O. Smith Corp.                                                 1,386       30,437
Acuity Brands, Inc.                                              2,542       30,479
Barnes Group, Inc.                                                 502       10,693
Carlisle Companies, Inc.                                         2,284       85,124
CLARCOR, Inc.                                                    1,993       61,604
ESCO Technologies, Inc. (b)                                        994       36,182
Federal Signal Corp.                                             3,548       59,926
Global Power Equipment Group, Inc. (b)                           1,600        6,560
Griffon Corp. (b)                                                2,300       26,565
Imation Corp. (b)                                                2,610      106,800
Matthews International Corp. Class A                             1,737       40,559
Penn Energineering & Manufacturing Corp.                         1,200       17,400
Roper Industries, Inc.                                           1,986       76,659
SPS Technologies, Inc. (b)                                         637       15,479
Standex International Corp.                                      1,054       22,292
Tredegar Industries, Inc.                                        1,506       19,427
U.S. Industries, Inc. (b)                                        3,789        8,715
United Defense Inds, Inc. (b)                                    1,200       27,468
USG Corp. (b)                                                    1,800        8,046
Vans, Inc. (b)                                                   1,300        6,006
                                                                        ------------
                                                                            696,421
                                                                        ------------


                                                           2002 ANNUAL REPORT 48

================================================================================


COMMON STOCKS (continued)
====================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (2.4%)
Advanced Neuromodulation Systems, Inc. (b)                         800  $    24,392
Alaris Medical, Inc. (b)                                           600        3,438
Allscripts Healthcare Solution, Inc. (b)                         2,518        7,579
Arrow International, Inc.                                          500       17,580
BriteSmile, Inc. (b)                                             1,750        1,138
Cantel Medical Corp. (b)                                           100        1,185
Cardiac Science, Inc. (b)                                        3,700        7,030
CardioDyamics International Corp. (b)                            1,700        4,930
Cepheid, Inc. (b)                                                1,500        7,439
Closure Medical Corp. (b)                                          100        1,241
Conceptus, Inc. (b)                                              1,400       19,502
CONMED Corp. (b)                                                 2,155       42,195
Cyberonics, Inc. (b)                                             1,630       26,080
Durect Corp. (b)                                                 2,700        8,748
Endocardial Solutions, Inc. (b)                                  1,800        5,400
EPIX Medical, Inc. (b)                                           1,200        7,620
Hanger Orthopedic Group, Inc. (b)                                1,600       22,720
Healthtronics Surgical Services, Inc. (b)                          500        4,400
ICU Medical, Inc. (b)                                              850       32,938
IDX Systems Corp. (b)                                              900       14,004
IMPATH, Inc. (b)                                                 1,126       18,073
INAMED Corp. (b)                                                   967       25,780
Intuitive Surgical, Inc. (b)                                     1,538       10,305
Kensey Nash Corp. (b)                                              200        3,378
Kyphon, Inc. (b)                                                   600        5,676
Landauer, Inc.                                                     422       14,529
Lifeline Systems, Inc. (b)                                         300        6,780
Med-Design Corp. (b)                                               574        2,669
Medsource Technologies, Inc. (b)                                   200        1,544
Mentor Corp.                                                     1,562       59,200
Meridian Medical Technologies, Inc. (b)                            400       17,648
Merit Medical Systems, Inc. (b)                                  1,000       23,500
Oakley, Inc. (b)                                                 2,100       24,822
Ocular Sciences, Inc. (b)                                        1,401       29,911
OraSure Technologies, Inc. (b)                                   1,041        5,288
Orthologic Corp. (b)                                             1,000        3,710
Possis Medical, Inc. (b)                                           812        9,071
PracticeWorks, Inc. (b)                                            800        4,208
PSS World Medical, Inc. (b)                                      5,523       42,196
Q-Med, Inc. (b)                                                    900        6,300
ResMed, Inc. (b)                                                 2,100       70,917
Respironics, Inc. (b)                                            2,367       75,602
Rita Medical Systems, Inc. (b)                                     300        2,049
Serologicals Corp. (b)                                           1,828       17,604
Sonic Innovations, Inc. (b)                                        200        1,010
Surmodics, Inc. (b)                                              1,104       37,779
Sybron Dental Specialties, Inc. (b)                              2,300       33,235
Techne Corp. (b)                                                 3,071      101,342
The Cooper Co., Inc.                                             1,100       58,300
Therasense, Inc. (b)                                             2,200       13,134
Viasys Healthcare, Inc. (b)                                      1,628       26,178
VISX, Inc. (b)                                                   2,879       23,349

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
MEDICAL EQUIPMENT & SUPPLIES (continued)
Vital Signs, Inc.                                                  230  $     7,188
Wright Medical Group, Inc. (b)                                   1,100       18,932
Zoll Medical Corp. (b)                                             711       23,072
                                                                        ------------
                                                                          1,083,838
                                                                        ------------
------------------------------------------------------------------------------------
MEDICAL LABORATORIES (0.2%)
Alliance Imaging, Inc. (b)                                         400        4,488
Applera Corp. - Celera Genomics Group (b)                        4,600       37,904
Bio-Reference Laboratories, Inc. (b)                               200        1,444
Bioreliance Corp. (b)                                              100        2,725
LabOne, Inc. (b)                                                   600       10,458
Radiologix, Inc. (b)                                               800        4,840
Specialty Laboratories, Inc. (b)                                   276        2,324
Unilab Corp. (b)                                                 1,200       25,620
VCA Antech, Inc. (b)                                             1,100       16,467
                                                                        ------------
                                                                            106,270
                                                                        ------------
------------------------------------------------------------------------------------
METAL PROCESSORS (0.7%)
A.M. Castle & Co.                                                1,100        6,897
Commercial Metals Co.                                            1,446       23,555
Intermet Corp.                                                   1,500        6,000
Kaydon Corp.                                                     2,048       40,899
Ladish Co., Inc. (b)                                             1,200        8,928
Liquidmetal Technologies Co. (b)                                   700        5,593
Mueller Industries, Inc. (b)                                     1,961       52,457
NN, Inc.                                                         1,435       13,891
Quanex Corp.                                                     1,070       38,028
Tremont Corp.                                                      200        6,860
Valmont Industries, Inc.                                         1,000       25,200
Worthington Industries, Inc.                                     5,040       94,953
                                                                        ------------
                                                                            323,261
                                                                        ------------
------------------------------------------------------------------------------------
METALS (0.3%)
Brush Engineered Materials, Inc. (b)                               796        4,298
Century Aluminum Co.                                             1,166        7,404
Cleveland-Cliffs, Inc.                                             432        8,726
Hecla Mining Co. (b)                                             7,000       25,340
Kaiser Aluminum Corp. (b)                                        2,300          104
RTI International Metals, Inc. (b)                               1,000       10,350
Southern Peru Copper Corp.                                       1,258       17,587
Stepan Co.                                                         300        8,253
Stillwater Mining Co. (b)                                        2,308       18,441
USEC, Inc.                                                       5,000       33,500
                                                                        ------------
                                                                            134,003
                                                                        ------------
------------------------------------------------------------------------------------
NATURAL GAS (0.4%)
Airgas, Inc. (b)                                                 4,600       70,197
EnergySouth, Inc.                                                  500       13,295
Southern Union Co. (b)                                           2,360       29,122
St. Mary Land & Exploration Co.                                  2,218       56,204
Syntroleum Corp. (b)                                             2,478        3,221


                                                           2002 ANNUAL REPORT 49

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002
====================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
NATURAL GAS (continued)
The Laclede Group, Inc.                                          1,100  $    25,960
                                                                        ------------
                                                                            197,999
                                                                        ------------
------------------------------------------------------------------------------------
OFFICE EQUIPMENT & SUPPLIES (0.4%)
CompX International, Inc.                                          791        6,328
Ennis Business Forms, Inc.                                         800       10,240
General Binding Corp. (b)                                          600        6,054
Global Imaging Systems, Inc. (b)                                   700       12,873
Imagistics International, Inc. (b)                               1,000       18,610
Interface, Inc.                                                  4,265       15,793
John H. Harland Co.                                              2,266       43,394
Lufkin Industries, Inc.                                            200        5,132
School Specialty, Inc. (b)                                       1,282       30,999
Standard Register Co.                                            1,034       23,978
Virco Manufacturing Co.                                            850        8,203
                                                                        ------------
                                                                            181,604
                                                                        ------------
------------------------------------------------------------------------------------
OIL & GAS (2.4%)
3TEC Energy Corp. (b)                                            1,379       17,651
Atwood Oceanics, Inc. (b)                                          810       24,138
Berry Petroleum Co.                                                800       13,328
Cabot Oil & Gas Corp.                                            2,198       48,048
Cal Dive International, Inc. (b)                                 2,875       63,164
Chesapeake Energy Corp.                                          9,991       69,737
Comstock Resources, Inc. (b)                                       919        7,306
Denbury Resources, Inc. (b)                                      1,200       13,980
Encore Acquisition Co. (b)                                         400        6,548
Energy Partners Ltd. (b)                                         1,300       10,465
Evergreen Resources, Inc. (b)                                    1,200       49,356
Grey Wolf, Inc. (b)                                             11,241       44,964
Hanover Compressor Co. (b)                                       3,100       32,519
Harvest Natural Resources, Inc. (b)                              1,800       12,024
Horizon Offshore, Inc. (b)                                       1,591        9,769
Magnum Hunter Resources, Inc. (b)                                3,100       16,120
Newpark Resources, Inc. (b)                                      5,184       16,692
Nuevo Energy Co. (b)                                               745       10,132
Oceaneering International, Inc. (b)                              1,550       42,935
Parker Drilling Co. (b)                                          3,737        8,707
Patina Oil & Gas Corp.                                           1,902       55,443
Penn Virginia Corp.                                                700       22,470
Petroquest Energy, Inc. (b)                                      2,614       10,508
Plains Resources, Inc. (b)                                       1,500       33,480
Prima Energy Corp. (b)                                             731       17,003
Quaker Chemical Corp.                                              400        8,580
Quicksilver Resources, Inc. (b)                                    990       21,780
Quiksilver Resources, Inc. (b)                                   1,484       35,631
Range Resources Corp. (b)                                        2,663       12,703
Remington Oil & Gas Corp. (b)                                    1,780       27,412
RPC, Inc.                                                        1,201       11,830
Spinnaker Exploration Co. (b)                                    1,424       27,412
Stone Energy Corp. (b)                                           1,641       52,775
Swift Energy Co. (b)                                             1,434       10,325
Tesoro Petroleum Corp. (b)                                       4,400  $    14,344
The Exploration Co. of Delaware (b)                              2,300        7,912
The Houston Exploration Co. (b)                                    700       21,497
The Meridian Resource Corp. (b)                                    800          768
Tom Brown, Inc. (b)                                              2,573       61,495
Unit Corp. (b)                                                   2,800       54,040
Vintage Petroleum, Inc.                                          3,500       33,600
Westport Resources Corp. (b)                                       800       13,888
World Fuel Services Corp.                                          400        8,684
                                                                        ------------
                                                                          1,081,163
                                                                        ------------
------------------------------------------------------------------------------------
OIL EQUIPMENT & SERVICES (0.9%)
CARBO Ceramics, Inc.                                               500       15,950
Dril-Quip, Inc. (b)                                                313        6,338
Frontier Oil Corp.                                               2,062       30,951
Global Industries Ltd. (b)                                       5,200       20,800
Holly Corp.                                                        600       10,602
Hydril Co. (b)                                                   1,000       27,050
Key Energy Services, Inc. (b)                                    6,275       56,035
Lone Star Technologies, Inc. (b)                                 1,734       22,629
SEACOR SMIT, Inc. (b)                                            1,111       45,662
SJW Corp.                                                          200       15,950
Superior Energy Services, Inc. (b)                               2,884       23,620
TETRA Technologies, Inc. (b)                                     1,139       23,748
TRC Cos., Inc. (b)                                                 400        6,920
Veritas DGC, Inc. (b)                                            2,467       21,710
W-H Energy Services, Inc. (b)                                    1,943       32,293
WD-40 Co.                                                        1,034       29,676
                                                                        ------------
                                                                            389,934
                                                                        ------------
------------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT (0.1%)
Gulf Island Fabrication, Inc. (b)                                  800       10,600
NATCO Group, Inc. Class A (b)                                      900        5,463
Oil States International, Inc. (b)                                 700        9,065
Universal Compression Holdings, Inc. (b)                         1,100       21,340
                                                                        ------------
                                                                             46,468
                                                                        ------------
------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.6%)
AEP Industries, Inc. (b)                                           600        9,293
Buckeye Technologies, Inc. (b)                                     890        5,554
Caraustar Industries, Inc.                                       1,331       12,032
Chesapeake Corp.                                                 1,170       17,901
Deltic Timber Corp.                                                456       12,029
Glatfelter & Co.                                                   465        5,608
Longview Fibre Co.                                               3,431       23,331
Louisiana-Pacific Corp.                                          8,305       55,976
Penton Media, Inc. (b)                                           1,300          650
Pope & Talbot, Inc.                                              1,400       16,492
Potlatch Corp.                                                   2,188       57,195
Rock-Tenn Co.                                                      900       12,735
Schweitzer-Mauduit International, Inc.                             875       21,691
Universal Forest Products, Inc.                                  1,000       17,870
Wausau-Mosinee Paper Corp.                                       1,924       18,374
                                                                        ------------
                                                                            286,731
                                                                        ------------


                                                           2002 ANNUAL REPORT 50

================================================================================


COMMON STOCK (continued)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
PHARMACEUTICALS (2.2%)
Alexion Pharmaceuticals, Inc. (b)                                1,529  $    15,581
Allos Therapeutics, Inc. (b)                                     1,300        9,308
American Pharmaceutical Partners, Inc. (b)                         800       16,000
Array BioPharma, Inc. (b)                                          900        7,488
AtheroGenics, Inc. (b)                                           1,400        9,240
AVANIR Pharmaceuticals (b)                                       4,900        5,390
BioMarin Pharmaceutical, Inc. (b)                                2,800       18,060
Biopure Corp. (b)                                                1,853        9,636
Bone Care International, Inc. (b)                                1,000       10,020
Cell Genesys, Inc. (b)                                           2,600       27,222
CIMA Labs, Inc. (b)                                                928       21,678
Corixa Corp. (b)                                                 3,729       31,883
Cubist Pharmaceuticals, Inc. (b)                                 2,290       14,793
D & K Healthcare Resources, Inc.                                 1,200       11,052
Del Laboratories, Inc. (b)                                         100        2,490
Enzon, Inc. (b)                                                  2,900       56,260
Eon Labs, Inc. (b)                                                 800       18,024
First Horizon Pharmaceutical Corp. (b)                           1,800        6,606
Geron Corp. (b)                                                  1,037        4,148
ILEX Oncology, Inc. (b)                                          2,278       13,989
ImClone Systems, Inc. (b)                                        3,700       26,496
ImmunoGen, Inc. (b)                                              3,129       10,044
Impax Laboratories, Inc. (b)                                     1,200        6,084
Indevus Pharmaceuticals, Inc. (b)                                3,912        7,863
Inter Parfums, Inc.                                              1,200        8,412
Isis Pharmaceuticals, Inc. (b)                                   3,670       35,819
Kos Pharmaceuticals, Inc. (b)                                      468        7,114
La Jolla Pharmaceutical Co. (b)                                  2,300       12,650
Lannett Co., Inc. (b)                                              400        4,852
Medical Co. (b)                                                  1,973       28,648
MIM Corp. (b)                                                    1,800       12,888
Nastech Pharmaceutical Co., Inc. (b)                               200        2,106
NeoPharm, Inc. (b)                                                 900       13,878
Neurocrine Biosciences, Inc. (b)                                 1,947       87,421
Noven Pharmaceuticals, Inc. (b)                                  1,300       16,653
Onyx Pharmaceuticals, Inc. (b)                                     600        2,262
Pain Therapeutics, Inc. (b)                                      1,600        6,224
Parexel International Corp. (b)                                  1,378       16,551
Penwest Pharmaceuticals Co. (b)                                  1,100       10,428
Peregrine Pharmaceuticals, Inc. (b)                              3,273        1,931
Perrigo Co. (b)                                                  4,810       60,606
Pharmaceutical Resources, Inc. (b)                               1,100       25,927
Pharmacopeia, Inc. (b)                                           1,416       13,834
POZEN, Inc. (b)                                                  1,500        7,500
PRAECIS Pharmaceuticals, Inc. (b)                                3,133        8,522
Progenics Pharmaceuticals, Inc. (b)                                800        5,720
Regeneron Pharmaceuticals, Inc. (b)                              2,517       38,082
Rigel Pharmaceuticals, Inc. (b)                                  2,600        3,900
Salix Pharmaceuticals, Inc. (b)                                  1,300       10,660
SangStat Medical Corp. (b)                                       2,065       38,533
Sepracor, Inc. (b)                                               5,400       46,980
SuperGen, Inc. (b)                                               3,986       10,802

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
PHARMACEUTICALS (continued)
Telik, Inc. (b)                                                  2,068  $    30,503
Theragenics Corp. (b)                                            1,186        5,124
Transkaryotic Therapies, Inc. (b)                                1,974       22,977
Triangle Pharmaceuticals, Inc. (b)                               1,400        4,620
United Therapeutics Corp. (b)                                    1,331       19,898
VIVUS, Inc. (b)                                                  1,700        5,576
Women First Healthcare, Inc. (b)                                   500        2,745
                                                                        ------------
                                                                            989,701
                                                                        ------------
------------------------------------------------------------------------------------
PHOTOGRAPHIC (0.0%)
Concord Camera Corp. (b)                                         1,124        6,148
------------------------------------------------------------------------------------
PIPELINES (0.1%)
TransMontaigne, Inc. (b)                                         2,054        8,914
Western Gas Resources, Inc.                                      1,500       49,665
                                                                        ------------
                                                                             58,579
                                                                        ------------
------------------------------------------------------------------------------------
POLLUTION CONTROL (0.4%)
Calgon Carbon Corp.                                              1,648        6,905
Casella Waste Systems, Inc. Class A (b)                            773        4,143
Imco Recycling, Inc. (b)                                           900        4,995
Lydall, Inc. (b)                                                   600        6,840
Osmonics, Inc. (b)                                                 300        4,080
Stericycle, Inc. (b)                                             2,400       79,920
Waste Connections, Inc. (b)                                      2,153       78,757
                                                                        ------------
                                                                            185,640
                                                                        ------------
------------------------------------------------------------------------------------
PRINTING & PUBLISHING (0.6%)
Banta Corp.                                                      1,917       59,044
Bowne & Co., Inc.                                                1,958       19,580
Courier Corp.                                                      300       11,235
Hollinger International, Inc.                                    3,200       31,200
Information Holdings, Inc. (b)                                   1,100       16,610
Journal Register Co. (b)                                         2,059       38,030
Mail-Well, Inc. (b)                                              3,491        5,271
Playboy Enterprises, Inc. (b)                                      634        5,256
Presstek, Inc. (b)                                               3,036       14,967
PRIMEDIA, Inc. (b)                                               7,700       14,861
ProQuest Co. (b)                                                 1,250       24,213
Pulitzer, Inc.                                                     772       35,898
Thomas Nelson, Inc. (b)                                            400        3,200
                                                                        ------------
                                                                            279,365
                                                                        ------------
------------------------------------------------------------------------------------
RADIO (0.1%)
Beasley Broadcast Group, Inc. (b)                                  430        5,483
Saga Communications, Inc. (b)                                      825       16,748
Sirius Satellite Radio, Inc. (b)                                 5,905        5,368
Spanish Broadcasting System, Inc. (b)                            3,064       20,313
                                                                        ------------
                                                                             47,912
                                                                        ------------


                                                           2002 ANNUAL REPORT 51

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002
====================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
RAILROADS (0.1%)
Florida East Coast Industries, Inc.                              1,419  $    33,914
                                                                        ------------
------------------------------------------------------------------------------------
REAL ESTATE (0.4%)
Avatar Holdings, Inc. (b)                                          500       11,110
Getty Realty Corp.                                               1,200       23,496
Insignia Financial Group, Inc. (b)                               1,820       10,647
Jones Lang LaSalle, Inc. (b)                                     1,900       32,015
LNR Property Corp.                                               1,746       62,245
Price Legacy Corp. (b)                                           2,400        7,056
Trammell Crow Co. (b)                                            1,598       14,302
Wellsford Real Properties, Inc. (b)                                700       12,075
                                                                        ------------
                                                                            172,946
                                                                        ------------
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REIT) (6.6%)
Acadia Realty Trust                                              1,399       10,479
Alexandria Real Estate Equities, Inc.                            1,100       46,200
Amli Residential Properties Trust                                1,200       25,200
Anthracite Capital, Inc.                                         2,800       29,624
Apex Mortgage Capital, Inc.                                      2,800       18,004
Associated Estates Realty Corp.                                    600        3,642
Bedford Property Investors, Inc.                                 1,050       26,135
Boykin Lodging Co.                                                 700        5,985
Brandywine Realty Trust                                          2,204       44,080
Burnham Pacific Properties, Inc.                                 6,534        4,574
Capital Automotive REIT                                          1,764       43,218
Capstead Mortgage Corp.                                            800       16,696
CBL & Associates Properties, Inc.                                1,541       56,955
Center Trust, Inc.                                               1,600        9,440
Chateau Communities, Inc.                                        1,800       40,158
Chelsea Property Group, Inc.                                     2,110       68,681
Colonial Properties Trust                                          935       30,911
Commercial Net Lease Realty                                      2,500       39,000
Cornerstone Realty Income Trust, Inc.                            3,507       27,144
Corporate Office Properties Trust                                  800       10,760
Correctional Properties Trust                                      300        6,375
Corrections Corporation of America (b)                           1,832       29,459
Crown American Realty Trust                                      1,800       15,930
EastGroup Properties, Inc.                                         800       19,408
Entertainment Properties Trust                                   1,340       30,163
Equity Inns, Inc.                                                2,100       12,264
Equity One, Inc.                                                   100        1,288
Essex Property Trust, Inc.                                       1,129       53,582
Federal Realty Investment Trust                                  2,913       76,758
FelCor Lodging Trust, Inc.                                       3,700       41,366
Gables Residential Trust                                         2,009       45,504
Glenborough Realty Trust, Inc.                                   1,152       21,024
Glimcher Realty Trust                                            2,395       38,655
Great Lakes REIT                                                   898       15,517
Health Care REIT, Inc.                                           3,000       84,240
Healthcare Realty Trust, Inc.                                    3,114       96,409
Heritage Property Investment                                     1,100       26,235
Home Properties of New York, Inc.                                1,811       57,409
HRPT Properties Trust                                            9,023  $    71,011
Impac Mortgage Holdings, Inc.                                    3,500       38,080
Innkeepers USA Trust                                             1,171        9,087
Investors Real Estate Trust                                      1,800       18,990
IRT Property Co.                                                 1,900       22,534
JDN Realty Corp.                                                 3,000       32,640
Keystone Property Trust                                          1,196       19,818
Kilroy Realty Corp.                                              1,522       32,753
Koger Equity                                                     1,200       18,624
Kramont Realty Trust                                             1,000       14,250
La Quinta Corp. (b)                                              8,727       38,486
LaSalle Hotel Properties                                           804       10,532
Lexington Corporate Properties Trust                             2,200       33,242
LTC Properties, Inc.                                               500        3,130
Manufactured Home Communities, Inc.                                738       21,070
MeriStar Hospitality Corp.                                       2,479       18,840
Mfa Mortgage Investments                                         3,700       30,081
Mid Atlantic Realty Trust                                          900       14,805
Mid-America Apartment Communities, Inc.                            812       19,163
Mills Corp.                                                      1,622       45,011
Mission West Properties, Inc.                                      600        6,030
National Health Investors, Inc.                                  1,237       19,978
National Health Realty, Inc.                                       800       12,176
Nationwide Health Properties, Inc.                               3,435       58,532
Omega Healthcare Investors, Inc. (b)                               400        1,864
Pan Pacific Retail Properties, Inc.                              2,500       83,750
Parkway Properties, Inc.                                           400       13,404
Pennsylvania Real Estate Investment Trust                          800       20,520
Pinnacle Holdings, Inc. (b)                                      2,119           21
Post Properties, Inc.                                            2,614       61,298
Prentiss Properties Trust                                        2,429       65,462
PS Business Parks, Inc.                                            635       20,123
Rait Investment Trust                                            1,400       29,694
Ramco-Gershenson Properties Trust                                  300        5,715
Realty Income Corp.                                              2,279       76,233
Redwood Trust, Inc.                                              1,005       26,944
RFS Hotel Investors, Inc.                                        1,571       18,255
Saul Centers, Inc.                                                 545       13,026
Senior Housing Properties Trust                                  2,700       27,648
Shurgard Storage Centers, Inc. Class A                           2,531       76,436
Sizeler Property Investors                                         300        2,910
SL Green Realty Corp.                                            2,100       61,278
Sovran Self Storage, Inc.                                        1,100       31,955
Summit Properties, Inc.                                          1,946       35,242
Sun Communities, Inc.                                            1,185       40,112
Tanger Factory Outlet Centers, Inc.                                587       16,495
Taubman Centers, Inc.                                            1,999       27,686
The Macerich Co.                                                 2,500       71,125
Thornburg Mortgage, Inc.                                         2,900       54,955
Town & Country Trust                                               751       14,577
Transcontinental Realty Investors, Inc. (b)                        500        8,900
U.S. Restaurant Properties, Inc.                                 1,000       12,880


                                                           2002 ANNUAL REPORT 52

================================================================================


COMMON STOCKS (continued)
====================================================================================

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (continued)
Universal Health Realty Income Trust                               873  $    23,396
Urstadt Biddle - Class A                                           900        9,846
Ventas, Inc.                                                     4,848       55,267
Washington Real Estate Investment Trust                          2,400       57,792
Winston Hotels, Inc.                                               845        5,754
                                                                        ------------
                                                                          2,907,898
                                                                        ------------
------------------------------------------------------------------------------------
RECREATIONAL VEHICLES & BOATS (0.1%)
Arctic Cat, Inc.                                                 1,076       15,204
Thor Industries, Inc.                                            1,260       42,147
                                                                        ------------
                                                                             57,351
                                                                        ------------
------------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT (0.5%)
aaiPharma, Inc. (b)                                                900       13,572
Acacia Research Corp. (b)                                          620        3,193
Albany Molecular Research, Inc. (b)                              1,737       26,819
Antigenics, Inc. (b)                                             1,488       14,091
Biosite, Inc. (b)                                                  900       25,992
Forrester Research, Inc. (b)                                     1,081       14,918
Gene Logic, Inc. (b)                                             1,848       14,008
Kendle International, Inc. (b)                                     700        5,720
MGI PHARMA, Inc. (b)                                             1,181        8,869
Neurogen Corp. (b)                                               1,343        8,944
Trimeris, Inc. (b)                                                 908       48,034
Versicor, Inc. (b)                                               1,494       16,434
                                                                        ------------
                                                                            200,594
                                                                        ------------
------------------------------------------------------------------------------------
RESIDENTIAL BUILDING CONSTRUCTION (0.4%)
Ameron International Corp.                                         200        9,830
Butler Manufacturing Co.                                           300        6,069
Dycom Industries, Inc. (b)                                       2,898       31,501
Insituform Technologies, Inc. (b)                                1,994       31,725
M/I Schottenstein Homes, Inc.                                    1,000       32,410
Nortek, Inc. (b)                                                   700       31,395
Standard Pacific Corp.                                           2,083       50,575
William Lyon Homes (b)                                             200        4,830
                                                                        ------------
                                                                            198,335
                                                                        ------------
------------------------------------------------------------------------------------
RESTAURANTS (1.3%)
AFC Enterprises, Inc. (b)                                        1,200       22,224
Applebee's International, Inc.                                       1           12
Benihana, Inc. Class A (b)                                         460        5,538
Bob Evans Farms, Inc.                                            2,734       67,995
BUCA, Inc. (b)                                                   1,338        9,540
California Pizza Kitchen, Inc. (b)                               1,200       31,825
Champps Entertainment, Inc. (b)                                    100        1,074
Checkers Drive-In Restaurants, Inc. (b)                            200        1,390
Chicago Pizza & Brewery, Inc. (b)                                  900        7,497
CKE Restaurants, Inc. (b)                                        3,200       12,960
Dave & Buster's, Inc. (b)                                          900        7,182
IHOP Corp. (b)                                                   1,200       27,468
Jack in the Box, Inc. (b)                                        2,402  $    52,099
Landry's Restaurants, Inc.                                       1,351       30,749
Lone Star Steakhouse & Saloon, Inc.                              1,422       29,634
Luby's, Inc. (b)                                                 2,716       14,123
O'Charley's, Inc. (b)                                            1,408       27,738
P.F. Chang's China Bistro, Inc. (b)                              1,000       34,500
Panera Bread Co. (b)                                             1,500       48,750
Papa John's International, Inc. (b)                              1,100       28,633
Ryan Family Steak Houses, Inc. (b)                               3,652       37,470
Sonic Corp. (b)                                                  2,830       65,842
The Steak 'n Shake Co. (b)                                       1,100       12,089
                                                                        ------------
                                                                            576,332
                                                                        ------------
------------------------------------------------------------------------------------
RETAIL (3.5%)
1-800-FLOWERS.COM (b)                                              600        4,140
7-Eleven, Inc. (b)                                               1,121        9,125
A.C. Moore Arts & Crafts, Inc. (b)                               1,100       17,314
Alexander's, Inc. (b)                                              200       12,850
AnnTaylor Stores Corp. (b)                                       3,000       70,290
Asbury Automotive Group, Inc. (b)                                  200        1,750
Blair Corp.                                                        300        6,384
Brookstone, Inc. (b)                                               300        4,194
Building Materials Holding Corp. (b)                               600        7,386
Casey's General Stores, Inc.                                     2,847       33,338
Cash America International, Inc.                                 1,100        9,845
Cato Corp.                                                         894       16,405
Charlotte Russe Holding, Inc. (b)                                  700        8,645
Christopher & Banks Corp. (b)                                    1,548       41,332
Claire's Stores, Inc.                                            2,853       73,493
Coldwater Creek, Inc. (b)                                          200        3,002
Cost Plus, Inc. (b)                                              1,400       40,461
CSK Auto Corp. (b)                                               1,800       22,320
dELIA'S Corp. (b)                                                1,600          800
Dress Barn, Inc. (b)                                             2,248       35,294
Duane Reade, Inc. (b)                                            1,600       30,784
Electronics Boutique Holdings Corp. (b)                            867       21,849
F.A.O., Inc. (b)                                                   500        1,820
Factory 2-U Stores, Inc. (b)                                     1,862        2,886
Finlay Enterprises, Inc. (b)                                       500        6,000
Fossil, Inc. (b)                                                 1,682       32,984
Fred's, Inc.                                                     1,659       45,276
Friedman's, Inc. Class A                                           800        6,775
GALYAN'S Trading Co. (b)                                           900        9,721
Gart Sports Company (b)                                            700       13,034
Genesco, Inc. (b)                                                1,500       23,940
Group 1 Automotive, Inc. (b)                                     1,095       23,148
Guitar Center, Inc. (b)                                          1,217       22,758
Gymboree Corp. (b)                                               1,942       35,655
Hancock Fabrics, Inc.                                              900       14,310
Haverty Furniture Co., Inc.                                      1,000       12,840
Hibbet Sporting Goods, Inc. (b)                                    300        6,567
Hollywood Entertainment Corp. (b)                                4,000       78,640


                                                           2002 ANNUAL REPORT 53

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002
====================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
RETAIL (continued)
Insight Enterprises, Inc. (b)                                    3,085  $    23,569
InterTan, Inc. (b)                                               1,115        7,917
J. Jill Group, Inc. (b)                                          1,438       31,003
Jo-Ann Stores, Inc. Class A (b)                                  1,200       29,220
Kmart Corp. (b)                                                  6,200        3,844
Linens 'n Things, Inc. (b)                                       2,428       57,082
Men's Wearhouse, Inc. (b)                                        2,219       30,445
Movado Group, Inc.                                                 400        6,824
Movie Gallery, Inc. (b)                                          1,435       26,103
National Service Industries, Inc.                                    1            3
OfficeMax, Inc. (b)                                              9,183       43,436
PC Connection, Inc. (b)                                            800        4,640
RARE Hospitality International, Inc. (b)                         1,600       42,688
Regis Corp.                                                      3,254       95,081
Rent-Way, Inc. (b)                                               1,425        4,931
Restoration Hardware, Inc. (b)                                   1,500        7,950
REX Stores Corp. (b)                                               200        2,390
Sharper Image Corp. (b)                                            600       12,582
Shop At Home, Inc. (b)                                           2,900        7,598
ShopKo Stores, Inc. (b)                                          2,400       30,408
Smart & Final, Inc. (b)                                          1,715       10,033
Spiegel, Inc. Class A                                            2,490        1,195
Stein Mart, Inc. (b)                                             1,153        6,734
The Children's Place Retail Store, Inc. (b)                      1,100        9,680
The Penn Traffic Co. (b)                                           200          850
The Sports Authority, Inc. (b)                                   1,600        9,504
Too, Inc. (b)                                                    2,186       55,306
Tractor Supply Co. (b)                                           1,100       41,789
Trans World Entertainment Corp. (b)                                805        2,423
Triarc Cos., Inc. (b)                                              695       16,680
Tuesday Morning Corp. (b)                                          782       16,352
Tweeter Home Entertainment Group, Inc. (b)                       1,300       10,154
Ultimate Electronics, Inc. (b)                                   1,038       13,525
Urban Outfitters, Inc. (b)                                         700       16,814
Weis Markets, Inc.                                                 600       19,854
WESCO International, Inc. (b)                                    2,200        8,360
West Marine, Inc. (b)                                              800       11,344
Whitehall Jewellers, Inc. (b)                                      900        8,550
                                                                        ------------
                                                                          1,534,216
                                                                        ------------
------------------------------------------------------------------------------------
RETAIL / FOOD & DRUG (0.4%)
Arden Group, Inc. Class A (b)                                      168        9,618
Ingles Markets, Inc. Class A                                       441        4,979
Longs Drug Stores Corp.                                          2,200       49,170
Nash-Finch Co.                                                   1,123       13,847
Pathmark Stores, Inc. (b)                                        2,358       10,729
Ruddick Corp.                                                    2,523       37,795
United Natural Foods, Inc. (b)                                   1,484       36,061
Wild Oats Markets, Inc. (b)                                      1,553       17,519
                                                                        ------------
                                                                            179,718
                                                                        ------------
------------------------------------------------------------------------------------
SEMICONDUCTORS (2.7%)
Actel Corp. (b)                                                  1,731  $    28,025
Advanced Power Technology, Inc. (b)                                100          232
Alliance Semiconductor Corp. (b)                                 1,731        7,218
Artisan Components, Inc. (b)                                     1,200       15,636
AstroPower, Inc. (b)                                             1,500       11,910
Asyst Technologies, Inc. (b)                                     2,800       16,800
ATMI, Inc. (b)                                                   2,191       40,292
August Technology Corp. (b)                                      1,100        6,666
Axcelis Technologies, Inc. (b)                                   7,700       41,426
AXT, Inc. (b)                                                      874          988
Brooks-PRI Automation, Inc. (b)                                  2,729       41,726
Caliper Technologies Corp. (b)                                   1,100        4,466
ChipPac, Inc. (b)                                                3,249        8,613
Cirrus Logic, Inc. (b)                                           5,800       19,140
COHU, Inc.                                                       1,451       22,897
Credence Systems Corp. (b)                                       4,662       38,834
Cree, Inc. (b)                                                   5,000       86,249
DuPont Photomasks, Inc. (b)                                        900       18,801
Electroglas, Inc. (b)                                            3,359        4,632
EMCORE Corp. (b)                                                 4,000        7,980
Entegris, Inc. (b)                                               3,800       32,718
ESS Technology, Inc. (b)                                         2,800       15,260
Exar Corp. (b)                                                   3,127       39,400
FEI Co. (b)                                                      1,900       30,495
FSI International, Inc. (b)                                      2,930        7,003
Genesis Microchip, Inc. (b)                                      2,456       28,784
GlobespanVirata, Inc. (b)                                       10,017       27,847
Helix Technology Corp.                                           2,300       23,529
Ixia (b)                                                         1,071        3,813
IXYS Corp. (b)                                                     402        2,284
Kopin Corp. (b)                                                  5,800       21,518
LTX Corp. (b)                                                    3,553       22,029
Mattson Technology, Inc. (b)                                     1,100        2,199
MEMC Electronic Materials, Inc. (b)                              3,600       25,200
Microsemi Corp. (b)                                              1,909       14,184
Microtune, Inc. (b)                                              3,091        5,224
MIPS Technologies, Inc. (b)                                      3,911        8,057
Mykrolis Corp (b)                                                2,700       15,147
Nanometrics, Inc. (b)                                            1,222        4,754
New Focus, Inc. (b)                                              3,632       12,131
Oak Technology, Inc. (b)                                         3,500        5,810
OmniVision Technologies, Inc. (b)                                1,700       19,244
On Semiconductor Corp. (b)                                       1,400        1,806
Oplink Communications, Inc. (b)                                  3,781        2,685
Optical Communication Products, Inc. (b)                           617          518
OSI Systems, Inc. (b)                                              600        9,594
Pericom Semiconductor Corp. (b)                                  1,550       13,328
Photronics Corp. (b)                                             2,041       24,778
Pixelworks, Inc. (b)                                             1,650        9,405
Power Integrations, Inc. (b)                                     1,865       32,899
Rudolph Technologies, Inc. (b)                                     600       10,248
Semitool, Inc. (b)                                                 572        3,661


                                                           2002 ANNUAL REPORT 54

================================================================================


COMMON STOCKS (CONTINUED)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
SEMICONDUCTORS (continued)
Silicon Image, Inc. (b)                                          3,500  $    15,680
Silicon Laboratories, Inc. (b)                                   1,800       38,322
Silicon Storage Technology, Inc. (b)                             4,742       21,149
Siliconix, Inc. (b)                                                300        6,690
SIPEX Corp. (b)                                                  1,000        1,640
Skyworks Solutions Co. (b)                                      10,167       72,185
SONICblue, Inc. (b)                                              4,175        1,712
SpeedFam-IPEC, Inc. (b)                                          2,100       12,073
Stratos Lightwave, Inc. (b)                                        348        1,914
Supertex, Inc. (b)                                                 352        4,685
Therma-Wave, Inc. (b)                                            2,708        1,652
Three-Five Systems, Inc. (b)                                       800        4,560
Transmeta Corp. (b)                                              6,900        6,279
Trikon Technologies, Inc. (b)                                      500        2,415
TriQuint Semiconductor, Inc. (b)                                10,109       51,050
Ultratech Stepper, Inc. (b)                                      1,600       14,080
Veeco Instruments, Inc. (b)                                      1,908       22,858
Virage Logic Corp. (b)                                             400        4,516
Vitesse Semiconductor Corp. (b)                                 13,700       24,112
White Electronic Designs Corp. (b)                                 900        8,946
Xicor, Inc. (b)                                                    966        2,850
                                                                        ------------
                                                                          1,217,451
                                                                        ------------
------------------------------------------------------------------------------------
SERVICES (1.8%)
Alderwoods Group, Inc. (b)                                       2,600       15,938
APAC Customer Services, Inc. (b)                                 1,244        3,147
Arbitron, Inc. (b)                                               1,981       67,651
Central Parking Corp.                                            1,000       23,230
Chemed Corp.                                                       578       20,375
Coinstar, Inc. (b)                                               1,638       49,124
Cornell Companies, Inc. (b)                                        400        2,548
CPI Corp.                                                          735       10,106
FTI Consulting, Inc. (b)                                         1,205       50,128
Gaiam, Inc. (b)                                                    100          975
Genesis Health Ventures, Inc. (b)                                2,300       32,568
Healthcare Services Group, Inc. (b)                                400        4,744
Kroll, Inc. (b)                                                  1,700       33,116
Labor Ready, Inc. (b)                                            2,394       16,471
Liberty Livewire Corp. (b)                                         238          274
Manhattan Associates, Inc. (b)                                   1,600       35,968
MasTec, Inc. (b)                                                   900        2,331
NaPro BioTherapeutics, Inc. (b)                                  3,200        5,920
National Healthcare Corp. (b)                                      800       14,424
NDCHealth Corp.                                                  2,598       45,855
Novadigm, Inc. (b)                                               2,097        3,942
Protection One, Inc. (b)                                         1,800        4,482
Quanta Services, Inc. (b)                                        1,700        5,406
Rollins, Inc.                                                      748       17,690
Secure Computing Corp. (b)                                       2,184        9,020
Service Corp. International (b)                                 20,200       63,630
Sotheby's Holdings, Inc. (b)                                     2,788       21,161
Stewart Enterprises, Inc. Class A (b)                            6,164       33,717

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
SERVICES (continued)
Syncor International Corp. (b)                                   1,200  $    42,996
Tetra Tech, Inc. (b)                                             3,343       29,686
The Corporate Executive Board Co. (b)                            2,574       85,430
Trico Marine Services, Inc. (b)                                  1,017        2,543
URS Corp. (b)                                                    1,921       36,422
Volt Information Sciences, Inc. (b)                                300        4,005
Wackenhut Corrections Corp. (b)                                    200        2,360
                                                                        ------------
                                                                            797,383
                                                                        ------------
------------------------------------------------------------------------------------
STEEL (0.4%)
Carpenter Technology Corp.                                       1,724       18,533
Gibraltar Steel Corp.                                              389        7,986
Maverick Tube Corp. (b)                                          2,439       31,097
Northwest Pipe Co. (b)                                             700       11,130
NS Group, Inc. (b)                                                 546        3,276
Oregon Steel Mills, Inc. (b)                                     1,129        4,708
Reliance Steel & Aluminum Co.                                    1,400       29,330
Roanoke Electric Steel Corp.                                     1,100       11,714
Ryerson Tull, Inc.                                                 899        6,293
Schnitzer Steel Industries, Inc.                                   600       11,010
Steel Dynamics, Inc. (b)                                         2,625       34,204
                                                                        ------------
                                                                            169,281
                                                                        ------------
------------------------------------------------------------------------------------
TECHNOLOGY (1.9%)
AMETEK, Inc.                                                     2,506       88,436
Benchmark Electronics, Inc. (b)                                  1,641       36,529
Black Box Corp. (b)                                              1,447       61,179
CommScope, Inc. (b)                                              3,212       25,214
CTS Corp.                                                        1,480        8,880
Datastream Systems, Inc. (b)                                       708        4,071
Dionex Corp. (b)                                                 1,352       41,655
EMS Technologies, Inc. (b)                                       1,000       14,010
IGEN International, Inc. (b)                                     1,051       37,626
Input/Output, Inc. (b)                                           2,681       11,662
Intergraph Corp. (b)                                             3,604       66,314
Invision Technologies, Inc. (b)                                    900       31,869
Kronos, Inc. (b)                                                 1,522       54,607
Kulicke & Soffa Industries, Inc. (b)                             3,468       13,005
Lattice Semiconductor Corp. (b)                                  6,200       41,974
Medis Technologies, Inc. (b)                                     1,060        6,381
Micros Systems, Inc. (b)                                         1,433       29,749
Monolithic System Technology (b)                                 1,000        9,520
Numerical Technologies, Inc. (b)                                 1,800        7,308
Orbital Sciences Corp. (b)                                       3,222       11,503
ParkerVision, Inc. (b)                                             339        3,915
Plantronics, Inc. (b)                                            2,449       36,686
Plexus Corp. (b)                                                 3,045       32,673
Progress Software Corp. (b)                                      2,574       32,124
Varian Semiconductor Equipment Associates, Inc. (b)              2,044       48,688
Varian, Inc. (b)                                                 2,224       65,408
Wilson Greatbatch Technologies, Inc. (b)                         1,600       44,752
                                                                        ------------
                                                                            865,738
                                                                        ------------



                                                           2002 ANNUAL REPORT 55

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002
====================================================================================


NATIONWIDE SMALL CAP INDEX FUND (Continued)

COMMON STOCKS (continued)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
TELECOMMUNICATIONS (1.1%)
Acterna Corp. (b)                                                1,300  $       390
Adelphia Business Solutions, Inc. (b)                              504           17
ADTRAN, Inc. (b)                                                 1,600       40,623
Aehter Systems, Inc. (b)                                         2,400        5,472
AirGate PCS, Inc. (b)                                            2,993        1,616
Alamosa Holdings, Inc. (b)                                       2,059          721
Alaska Communications Systems Holdings, Inc. (b)                   951        1,807
Align Technology, Inc. (b)                                       1,100        1,947
Allegiance Telecom, Inc. (b)                                     6,800        5,372
Anaren Microwave, Inc. (b)                                       1,463       13,445
Arris Group, Inc. (b)                                            4,500        7,830
Aspect Communications Corp. (b)                                  2,100        4,095
Boston Communications Group, Inc. (b)                            1,079       13,941
Broadwing, Inc. (b)                                             12,100       27,588
Centennial Communications Corp. (b)                              1,500        3,825
Centillium Communications, Inc. (b)                              3,504       10,652
ClearOne Communications, Inc. (b)                                  200          630
Commonwealth Telephone Enterprises, Inc. (b)                       856       31,604
Computer Network Technology Corp. (b)                            1,600        9,760
CT Communications, Inc.                                            900       12,825
Finisar Corp. (b)                                                9,300        6,975
General Cable Corp.                                              1,600        4,528
General Communication, Inc. (b)                                  3,500       16,240
Golden Telecom, Inc. (b)                                           600        8,874
Hickory Tech Corp.                                                 548        5,403
INET Technologies, Inc. (b)                                        300        1,776
Infonet Services Corp. Class B (b)                               2,500        4,900
Lightbridge, Inc. (b)                                            1,664       10,518
Metro One Telecommunications, Inc. (b)                           1,608        7,218
Neon Communications, Inc. (b)                                      125            0
Next Level Communication, Inc. (b)                               1,800        1,188
Nextel Partners, Inc. Class A (b)                                5,300       37,694
North Pittsburgh Systems, Inc.                                   1,463       19,092
Price Communications Corp. (b)                                   3,093       41,260
RCN Corp. (b)                                                    2,800        2,296
Regent Communications, Inc. (b)                                  2,600       15,730
RMH Teleservices, Inc. (b)                                         400        4,012
Shenandoah Telecommunications Co.                                  100        4,990
Surewest Communications                                            800       24,320
Talk America Holdings, Inc. (b)                                  1,699       13,473
Tellium Inc. (b)                                                 2,100          924
Tollgrade Communications, Inc. (b)                                 800        8,456
Touch America Holdings, Inc. (b)                                 5,006        2,203
Triton PCS Holdings, Inc. (b)                                      600        1,470
UbiquiTel, Inc. (b)                                              2,800        1,288
US Unwired, Inc. (b)                                             4,020        1,769
Western Wireless Corp. Class A (b)                               4,300       14,835
XM Satellite Radio Holdings, Inc. Class A (b)                    4,700       14,100
XO Communications, Inc. (b)                                      5,400          243
                                                                        ------------
                                                                            469,935
                                                                        ------------

                                                        SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
TIRE & RUBBER (0.1%)
Bandag, Inc.                                                       587  $    22,447
                                                                        ------------
------------------------------------------------------------------------------------
TOBACCO (0.3%)
DIMON, Inc.                                                      3,645       22,380
Standard Commercial Corp.                                          500        8,465
Universal Corp.                                                  1,995       70,264
Vector Group Ltd.                                                1,775       18,638
                                                                        ------------
                                                                            119,747
                                                                        ------------
------------------------------------------------------------------------------------
TRANSPORTATION SERVICES (1.9%)
Airborne, Inc.                                                   3,142       40,500
Alexander & Baldwin, Inc.                                        3,152       73,288
AMERCO, Inc. (b)                                                 1,300        6,240
Arkansas Best Corp. (b)                                          1,699       50,885
Atlas Air Worldwide Holdings, Inc. (b)                           1,600        1,952
Covenant Transport, Inc. Class A (b)                               500        8,585
EGL, Inc. (b)                                                    2,329       31,139
Forward Air Corp. (b)                                            1,100       19,063
Genesee & Wyoming, Inc. Class A (b)                                800       17,520
Gulfmark Offshore, Inc. (b)                                        900       13,770
Heartland Express, Inc. (b)                                      2,243       44,030
Interpool, Inc.                                                    274        4,302
J.B. Hunt Transport Services, Inc. (b)                           1,367       37,852
Kansas City Southern Industries, Inc. (b)                        4,624       64,736
Kirby Corp. (b)                                                  1,044       24,649
Knight Transportation, Inc. (b)                                  1,963       38,750
Landstar System, Inc. (b)                                          972       47,375
Navigant International, Inc. (b)                                   789        9,018
Offshore Logistics, Inc. (b)                                     1,400       30,058
Overseas Shipholding Group, Inc.                                 1,571       27,257
P.A.M. Transportation Services, Inc. (b)                           300        6,285
Pegasus Solutions, Inc. (b)                                      1,866       20,339
Petroleum Helicopters, Inc. (b)                                    300        8,439
RailAmerica, Inc. (b)                                            1,298        9,527
Roadway Corp.                                                      845       33,859
SCS Transportation, Inc. (b)                                     1,629       14,824
U.S. Xpress Enterprises, Inc. (b)                                  500        4,395
USFreightways Corp.                                              2,111       59,319
Werner Enterprises, Inc.                                         2,940       60,123
Yellow Corp. (b)                                                 2,058       56,986
                                                                        ------------
                                                                            865,065
                                                                        ------------
------------------------------------------------------------------------------------
UTILITIES (1.6%)
Black Hills Corp.                                                2,100       55,335
Central Vermont Public Service Corp.                               747       13,386
CH Energy Group, Inc.                                            1,063       52,991
Covanta Energy Corp. (b)                                         4,465           36
DQE, Inc.                                                        5,398       86,043
Empire District Electric Co.                                     1,773       30,070
FuelCell Energy, Inc. (b)                                        2,000       11,540
Headwaters, Inc. (b)                                             2,004       34,369


                                                           2002 ANNUAL REPORT 56

================================================================================


COMMON STOCKS (continued)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
UTILITIES (continued)
Littlefuse, Inc. (b)                                             1,618  $    25,307
MGE Energy, Inc.                                                 1,037       27,947
Newpower Holdings, Inc. (b)                                      1,654          108
NorthWestern Corp.                                               2,500       21,250
Otter Tail Co.                                                   1,600       44,896
PNM Resources, Inc.                                              2,853       62,909
Sierra Pacific Resources                                         7,711       46,112
Time Warner Telecom, Inc. (b)                                    4,400        3,916
UIL Holdings Corp.                                                 973       29,385
UniSource Energy Corp.                                           1,761       29,162
Unitil Corp.                                                       500       13,325
Westar Energy, Inc.                                              4,500       48,825
WPS Resources Corp.                                              2,337       90,418
                                                                        ------------
                                                                            727,330
                                                                        ------------
------------------------------------------------------------------------------------
WAREHOUSING (0.0%)
Mobile Mini, Inc. (b)                                              927       13,442
                                                                        ------------
------------------------------------------------------------------------------------
WATER (0.3%)
American States Water Co.                                          886       23,745
Cadiz, Inc. (b)                                                  2,100        2,016
California Water Service Group                                     800       19,888
Connecticut Water Service, Inc.                                    711       17,747
Ionics, Inc. (b)                                                 1,470       33,413
Middlesex Water Co.                                                712       15,735
Southwest Water Co.                                                900       12,960
                                                                        ------------
                                                                            125,504
                                                                        ------------
------------------------------------------------------------------------------------
WIRELESS EQUIPMENT (0.4%)
Crown Castle International Corp. (b)                            14,600       51,099
InterDigital Communications Corp. (b)                            3,606       46,878
Powerwave Technologies, Inc. (b)                                 5,423       25,000
Remec, Inc. (b)                                                  2,910        9,370
SpectraLink Corp. (b)                                              753        6,099
Spectrian Corp. (b)                                                719        2,366
Universal Electronics, Inc. (b)                                    656        5,150
ViaSat, Inc. (b)                                                 1,469       11,874
Wireless Facilities, Inc. (b)                                    1,087        4,892
                                                                        ------------
                                                                            162,728
                                                                        ------------

TOTAL COMMON STOCKS                                                      41,301,739
                                                                        ------------

U.S. GOVERNMENT OBLIGATIONS (1.3%)
====================================================================================

U.S.TREASURY BILLS (1.3%)
1.61%, 12/19/02 (c)                                         $  590,000      588,749
                                                                        ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                           588,749
                                                                        ------------

RIGHTS (0.0%)
====================================================================================

                                                         SHARES OR
                                                     PRINCIPAL AMOUNT      VALUE
------------------------------------------------------------------------------------
BUSINESS SERVICES (0.0%)
Comdisco Holdings Co.                                            5,823  $       349
                                                                        ------------
TOTAL RIGHTS                                                                    349
                                                                        ------------

WARRANTS (0.0%)
====================================================================================
OIL & GAS (0.0%)
Magnum Hunter Resource, Inc., expiring 03/21/05                    160           32
                                                                        ------------
TOTAL WARRANTS                                                                   32
                                                                        ------------

REPURCHASE AGREEMENT (5.7%)
====================================================================================

Fifth Third Bank, 1.67%, dated 10/31/02,
  due 11/01/02, repurchase price $2,525,259
  (Fully collateralized by
                                                                        ------------
  Freddie Mac Securities)                            $       2,525,142    2,525,142
                                                                        ------------
TOTAL REPURCHASE AGREEMENT                                                2,525,142
                                                                        ------------
TOTAL INVESTMENTS (COST $51,961,615) (A) - 100.0%                        44,416,011
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                   (635)
                                                                        ------------
NET ASSETS - 100.0%                                                      44,415,376
                                                                        ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
(c)  Pledged as collateral for futures.

At October 31, 2002, the Fund's open long futures contracts were as follows:

Number of  Long                      Covered By    Appreciation
Contracts  Contracts     Expiration   Contracts   (Depreciation)
---------  ------------  ----------  -----------  ---------------
    17     Russell 2000    12/20/02  $ 3,175,600  $        82,399


SEE NOTES TO FINANCIAL STATEMENTS.


                                                           2002 ANNUAL REPORT 57

NATIONWIDE INTERNATIONAL INDEX FUND            Class A Shares symbol: NIXAX
                                               Class B Shares symbol: NIXBX
                                               Institutional Class symbol: NIXIX

================================================================================


HOW DID THE FUND PERFORM?

The Fund returned -15.65%* versus -12.93% for its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

For broader comparison, the S&P 500 Index returned -15.11% for the period.

WHAT MARKET/ECONOMIC FACTORS INFLUENCED THE PORTFOLIO'S
PERFORMANCE?

Markets were volatile across virtually all major asset classes. With investor confidence being shaken almost daily by new revelations involving questionable corporate accounting and governance practices, it is difficult to know whether or not the markets have hit bottom. For the fiscal year, we saw disappointing results from the major international markets, expressed in their local currency terms.

The CAC40 Index, which provides a broad measure of French stock performance, ended down 27.44%. The FTSE 100 Index, which measures U.K. stock performance, lost 19.84%. In Asian markets, the Hang Seng Index, which measures stocks traded in Hong Kong, ended down 6.28% while the Nikkei 225 Index, which measures the Japanese equity market, dropped 16.65%.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

During the fiscal year, 17 of 21 EAFE countries posted negative returns. The worst country performers were Greece, Portugal and Germany. Countries boasting positive returns included New Zealand, Singapore, Austria and Australia. New Zealand's outstanding performance relative to other countries is partially attributed to its scarcity of telecommunications and technology securities; these areas are two of the worst-performing sectors worldwide and have clearly borne the brunt of declining prices and investor skepticism.

Returns were negative for nine of the 10 EAFE sectors, with information technology posting the worst performance, followed by telecommunications services. Consumer staples posted the only positive performance.

HOW IS THE FUND POSITIONED?

Despite a difficult fiscal year, the markets did exhibit a brief rally in August and a significant one in October. Nevertheless, many factors could play a significant role in which direction the economy turns. With the terrorist crisis in the Middle East, the market is expected to continue to be volatile and rotational. However, as the Federal Reserve maintains its prospects for continued productivity growth, and strives for price stability and sustainable economic growth in the global economy, we believe that the outlook is promising for an upward market movement.

The portfolio management team will continue to manage the portfolio to replicate the country weightings and risk levels of the MSCI EAFE Index, while carefully monitoring tracking error. With that in mind, the portfolio is expected to continue to meet its objectives of replicating the risk and returns of the benchmark index.

PORTFOLIO MANAGER: Fund Asset Management, L.P.-Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE: $124,957,574
OCTOBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended October 31, 2002)

                         1 YR.   INCEPTION(1)
---------------------------------------------
Class A  w/o SC(z)      -15.65%       -19.13%
         w/SC(3)        -20.51%       -20.80%
Class B  w/o SC2(z)     -16.12%       -19.76%
         w/SC(4)        -20.28%       -20.61%
Institutional Class(5)  -15.20%       -18.80%


All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1    Commenced operations on December 29, 1999.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

5    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Comparative performance of $10,000 invested in Class A shares of the Nationwide International Index Fund, the Morgan Stanley Capital International - Europe, Australasia, and Far East Index (MSCI EAFE) (a), and the Consumer Price Index
(CPI) (b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

NMF Mid Cap Market Index Fund     Benchmarks

Date        Class A  S&P Midcap 400   CPI
12/29/1999    9,425          10,000  10,000
10/31/2000   11,170          11,807  10,339
10/31/2001    9,766          10,337  10,559
10/31/2002    9,212           9,843  10,781

(a) The MSCI EAFE is an unmanaged index generally representative of the performance of international stock markets.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                           2002 ANNUAL REPORT 58

STATEMENT OF INVESTMENTS
October 31, 2002

==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND

COMMON STOCK (87.6%)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
AUSTRALIA (4.1%)

BANKS (1.5%)
Australia & New Zealand Banking Group Ltd.                    30,914  $    323,071
Commonwealth Bank of Australia                                26,918       454,161
Macquarie Bank Ltd.                                            6,050        76,691
National Australia Bank Ltd.                                  33,833       645,375
Suncorp-Metway Ltd.                                            8,592        57,843
Westpac Banking Corp. Ltd.                                    44,048       347,142
                                                                      ------------
                                                                         1,904,283
                                                                      ------------
BEVERAGES (0.0%)
Southcorp Ltd.                                                 9,759        26,810
                                                                      ------------
BREWERY (0.1%)
Foster's Group Ltd.                                           57,051       150,401
                                                                      ------------
BUILDING & CONSTRUCTION (0.2%)
Boral Ltd.                                                    29,092        67,329
CSR Ltd.                                                      27,421        83,703
James Hardie Industries NV                                    20,044        68,971
                                                                      ------------
                                                                           220,003
                                                                      ------------
COMMERCIAL SERVICES (0.1%)
Brambles Industries Ltd.                                      29,675       112,817
Mayne Nickless Ltd.                                           29,544        59,029
                                                                      ------------
                                                                           171,846
                                                                      ------------
COMPUTER SOFTWARE/SERVICES (0.0%)
Computershare Ltd.                                               130           160
                                                                      ------------
DIVERSIFIED (0.2%)
Orica Ltd.                                                     9,722        54,497
Patrick Corporation Ltd.                                       8,314        65,246
Wesfarmers Ltd.                                                8,052       117,754
                                                                      ------------
                                                                           237,497
                                                                      ------------
ENERGY (0.2%)
Australian Gas and Light Co. Ltd.                             14,492        82,039
Origin Energy Ltd.                                               152           316
Santos Ltd.                                                    7,984        27,695
Woodside Petroleum Ltd.                                       16,988       113,329
                                                                      ------------
                                                                           223,379
                                                                      ------------
ENTERTAINMENT (0.1%)
TABCORP Holdings Ltd.                                         12,097        77,746
                                                                      ------------
FOOD PRODUCTS (0.2%)
Coles Myer Ltd.                                               33,201       117,746
Woolworths Ltd.                                               27,994       191,256
                                                                      ------------
                                                                           309,002
                                                                      ------------
FOOD/BEVERAGE (0.0%)
Coca-Cola Amatil Ltd.                                         15,389        45,096
                                                                      ------------

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
AUSTRALIA (continued)

HEALTHCARE (0.0%)
Cochlear Ltd.                                                    113  $      2,115
                                                                      ------------
INDUSTRIAL (0.0%)
BHP Steel Ltd. (b)                                            36,739        60,763
OneSteel Ltd.                                                     82            71
                                                                      ------------
                                                                            60,834
                                                                      ------------
INSURANCE (0.2%)
AMP Ltd.                                                      26,766       188,660
Insurance Australia Group Ltd.                                10,980        15,174
QBE Insurance Group Ltd.                                      18,673        79,799
                                                                      ------------
                                                                           283,633
                                                                      ------------
INVESTMENT COMPANY (0.0%)
Macquarie Infrastructure Group                                41,059        65,857
                                                                      ------------
METALS & MINING (0.2%)
M.I.M. Holdings Ltd.                                             692           438
Newcrest Mining Ltd.                                           4,871        15,869
Rio Tinto Ltd.                                                 5,203        92,261
WMC Ltd.                                                      32,177       135,544
                                                                      ------------
                                                                           244,112
                                                                      ------------
MINERALS (0.4%)
BHP Billiton Ltd.                                             87,674       471,505
                                                                      ------------
MULTI-MEDIA (0.2%)
Publishing & Broadcasting Ltd.                                10,713        48,517
The News Corp. Ltd.                                           28,864       170,448
                                                                      ------------
                                                                           218,965
                                                                      ------------
PAPER PRODUCTS (0.1%)
Amcor Ltd.                                                    24,568       110,855
Paperlinx Ltd.                                                    43           120
                                                                      ------------
                                                                           110,975
                                                                      ------------
PHARMACEUTICALS (0.0%)
CSL Ltd.                                                       5,186        50,945
                                                                      ------------
PRINTING & PUBLISHING (0.0%)
John Fairfax Holdings Ltd.                                    15,561        25,218
                                                                      ------------
PROPERTY TRUST (0.2%)
Commonwealth Property Office Fund                             41,696        27,538
Gandel Retail Trust                                           22,775        16,685
General Property Trust                                        69,884       109,375
Mirvac Group                                                  12,772        29,275
Stockland Trust Group                                         10,709        27,340
Westfield Trust                                               59,297       111,894
Westfield Trust - New Units (b)                                1,273         2,360
                                                                      ------------
                                                                           324,467
                                                                      ------------


                                                           2002 ANNUAL REPORT 59

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND (Continued)

COMMON STOCKS (Continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
AUSTRALIA (continued)
REAL ESTATE (0.1%)
Lend Lease Corp. Ltd.                                          8,490  $     46,790
Westfield Holdings Ltd.                                       13,602        93,533
                                                                      ------------
                                                                           140,323
                                                                      ------------

TELECOMMUNICATIONS (0.1%)
Telstra Corp. Ltd.                                            31,280        82,636
                                                                      ------------
                                                                         5,447,808
                                                                      ------------
----------------------------------------------------------------------------------
AUSTRIA (0.1%)
AIRPORTS (0.0%)
Flughafen Wien AG                                                  4           134
                                                                      ------------
BANKS (0.1%)
Ersete Bank Der Oesterreichischen Sparkassen AG                1,485        87,015
                                                                      ------------
BUILDING & CONSTRUCTION (0.0%)
Wienerberger AG                                                   14           212
                                                                      ------------
ENERGY (0.0%)
OMV AG                                                           293        28,406
                                                                      ------------
INDUSTRIAL (0.0%)
VA Technologie AG                                                  9           153
                                                                      ------------
MANUFACTURING (0.0%)
RHI AG                                                             6            41
                                                                      ------------
PAPER PRODUCTS (0.0%)
Mayr-Melnhof Karton AG                                             7           462
                                                                      ------------
STEEL (0.0%)
Boehler-Uddeholm AG                                                7           310
                                                                      ------------

TELECOMMUNICATIONS (0.0%)
Telekom Austria AG (b)                                         2,998        22,861
                                                                      ------------

UTILITIES (0.0%)
Oesterrichische Elektrizktaetswirtschafts AG                       5           360
                                                                      ------------

WATER TREATMENTS (0.0%)
BWT AG                                                             7            75
                                                                      ------------
                                                                           140,029
                                                                      ------------

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
BELGIUM (1.0%)
BANKS (0.6%)
Dexia                                                         18,462  $    177,893
Fortis                                                        25,493       466,541
KBC Bankverzekeringsholding                                    1,610        50,701
                                                                      ------------
                                                                           695,135
                                                                      ------------
BREWERY (0.1%)
Interbrew                                                      4,807       108,298
                                                                      ------------
CHEMICALS (0.0%)
Solvay SA                                                      1,018        61,244
                                                                      ------------
DIVERSIFIED (0.0%)
Groupe Bruxelles Lambert SA                                      973        35,893
                                                                      ------------
PHARMACEUTICALS (0.1%)
UCB SA                                                         3,295        80,401
                                                                      ------------
PHOTOGRAPHIC PRODUCTS (0.0%)
AGFA Gevaert NV                                                1,662        31,025
                                                                      ------------
RETAIL (0.0%)
Delhaize Le Lion SA                                            3,937        61,406
                                                                      ------------
UTILITIES (0.2%)
Electrabel SA                                                    852       198,025
                                                                      ------------
                                                                         1,271,427
                                                                      ------------
----------------------------------------------------------------------------------
DENMARK (0.7%)
BANKS (0.2%)
Danske Bank AS                                                13,977       222,561
                                                                      ------------
BREWERY (0.0%)
Carlsberg AG                                                     208         9,756
                                                                      ------------
COMMERCIAL SERVICES (0.1%)
ISS International Service System AS (b)                        2,547        82,132
                                                                      ------------
ELECTRONICS (0.0%)
Vestas Wind Systems AS                                         4,566        65,405
                                                                      ------------
FOOD PRODUCTS (0.0%)
Danisco AS                                                     1,189        38,658
                                                                      ------------
HEALTHCARE (0.0%)
Coloplast AS                                                     176        12,547
                                                                      ------------


                                                           2002 ANNUAL REPORT 60

================================================================================


COMMON STOCKS (Continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
DENMARK (continued)
PHARMACEUTICALS (0.3%)
H. Lunbeck AS                                                    799  $     21,932
Novo Nordisk AS Class B                                        7,989       220,357
                                                                      ------------
                                                                           242,289
                                                                      ------------
SECURITY SERVICES (0.0%)
Group 4 Falck AS                                               2,383        58,744
                                                                      ------------

TELECOMMUNICATIONS (0.1%)
GN Store Nord AS (GN Great Nordic)                             4,553        12,376
TDC AS                                                         5,009       108,127
                                                                      ------------
                                                                           120,503
                                                                      ------------
TRANSPORTATION (0.0%)
A/S Dampskibsselskabet Svendborg                                   1         7,728
D/S 1912 Class B                                                   7        40,855
                                                                      ------------
                                                                            48,583
                                                                      ------------
                                                                           901,178
                                                                      ------------
----------------------------------------------------------------------------------
FINLAND (1.8%)

COMPUTER SOFTWARE/SERVICES (0.0%)
TietoEnator Oyj                                                3,989        56,726
                                                                      ------------
FINANCIAL SERVICES (0.0%)
Sampo Insurance Co. Oyj                                        4,698        32,055
                                                                      ------------

INDUSTRIAL (0.0%)
Metso Oyj                                                        300         2,778
                                                                      ------------
INSURANCE (0.0%)
Pohjola Group PLC Class D                                      1,201        15,818
                                                                      ------------
MACHINERY & EQUIPMENT (0.0%)
Kone Corporation - B Shares                                    1,149        28,731

OIL & GAS (0.1%)
Fortum Oyj                                                    14,213        85,155
                                                                      ------------
PAPER PRODUCTS (0.3%)
Stora Enso Oyj                                                18,913       196,660
UPM-Kymmene Oyj                                                6,893       223,556
                                                                      ------------
                                                                           420,216
                                                                      ------------
TELECOMMUNICATIONS (1.4%)
Nokia Oyj                                                     98,611     1,674,774
Sonera Oyj (b)                                                16,038        74,489
                                                                      ------------
                                                                         1,749,263
                                                                      ------------
                                                                         2,390,742
                                                                      ------------

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
FRANCE (7.5%)
ADVERTISING (0.0%)
Publicis Groupe SA                                             2,811  $     64,026
                                                                      ------------

AEROSPACE/DEFENSE (0.1%)
Altran Technologies SA                                         6,084        36,752
European Aeronautic Defence and Space Co.                      4,332        47,876
Thales SA                                                      3,052        82,361
                                                                      ------------
                                                                           166,989
                                                                      ------------

AIRLINES (0.0%)
Air France                                                       332         3,896
                                                                      ------------

AUTOMOTIVE (0.3%)
PSA Peugeot Citroen                                            3,811       161,680
Renault SA                                                     3,746       176,209
Valeo SA                                                       1,316        38,771
                                                                      ------------
                                                                           376,660
                                                                      ------------
BANKS (0.6%)
Banque Nationale de Paris                                     15,045       599,837
Societe BIC SA                                                   107         3,348
Societe Generale                                               4,975       252,004
                                                                      ------------
                                                                           855,189
                                                                      ------------
BUILDING & CONSTRUCTION (0.4%)
Castorama Dubois Investissement SA                             1,949       128,834
Compagnie Francaise d'Etudes et de                               756        49,150
Construction Technip SA Lafarge SA                             2,479       197,501
Vinci SA                                                       2,026       113,158
                                                                      ------------
                                                                           488,643
                                                                      ------------
CHEMICALS (0.2%)
L'Air Liquide SA                                               2,039       261,287
                                                                      ------------
COMPUTER SOFTWARE/SERVICES (0.1%)
Atos Origin SA (b)                                             1,433        52,904
Business Objects SA (b)                                        2,287        33,859
Cap Gemini SA                                                  1,934        47,555
Dassault Systems SA                                            1,534        36,459
                                                                      ------------
                                                                           170,777
                                                                      ------------
CONSUMER SERVICES (0.0%)
Club Mediterranee SA                                              16           385
                                                                      ------------

COSMETICS/PERSONAL CARE (0.4%)
L'Oreal SA                                                     6,703       499,176
                                                                      ------------


                                                           2002 ANNUAL REPORT 61

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND (Continued)

COMMON STOCKS (Continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
FRANCE (continued)
ELECTRONICS & ELECTRICAL EQUIPMENT (0.3%)
Alstom                                                         8,585  $     44,804
Schneider Electric SA                                          4,931       228,532
Thomson Multimedia (b)                                         5,727       105,546
                                                                      ------------
                                                                           378,882
                                                                      ------------
ENERGY (1.2%)
TotalFinaElf SA                                               12,614     1,737,589
                                                                      ------------
ENTERTAINMENT (0.2%)
Vivendi Universal SA                                          16,414       201,559
                                                                      ------------
FINANCIAL SERVICES (0.1%)
Pernod Ricard SA                                               1,142       115,693
                                                                      ------------
FOOD PRODUCTS (0.7%)
Carrefour SA                                                  10,164       471,867
Casino Guichard Perrachon SA                                   1,263        79,610
Groupe Danone                                                  2,793       362,334
                                                                      ------------
                                                                           913,811
                                                                      ------------
HEALTHCARE (0.5%)
Essilor International SA                                       3,402       136,950
Sanofi-Synthelabo SA                                           8,300       507,553
                                                                      ------------
                                                                           644,503
                                                                      ------------
HOTELS & LODGING (0.1%)
Accor SA                                                       4,894       173,748
                                                                      ------------
INSURANCE (0.3%)
AXA                                                           26,251       391,765
                                                                      ------------
MANUFACTURING (0.2%)
Compagnie de Saint-Gobain                                      7,217       156,734
Compagnie Generale des Etablissements Michelin                 4,098       119,150
                                                                      ------------
                                                                           275,884
                                                                      ------------
METALS & MINING (0.1%)
Pechiney SA                                                    2,895        89,333
                                                                      ------------
PHARMACEUTICALS (0.6%)
Aventis SA                                                    13,241       792,654
                                                                      ------------
PRINTING & PUBLISHING (0.1%)
Lagardere S.C.A.                                               3,503       154,267
                                                                      ------------
PUBLIC THOROUGHFARES (0.0%)
Autoroutes du Sud de la France (b)                               800        19,957
                                                                      ------------
REAL ESTATE (0.1%)
Unibail SA                                                     1,182  $     67,832
                                                                      ------------
RESTAURANTS (0.1%)
Sodexho Alliance SA                                            3,876        95,192
                                                                      ------------
RETAIL (0.1%)
Pinault-Printemps-Redoute SA                                   1,605       128,426
                                                                      ------------
TELECOMMUNICATIONS (0.4%)
Alcatel SA                                                    25,540       127,473
Bouygues SA                                                    3,153        83,025
France Telecom SA                                              7,679        88,060
LVMH Moet Louis Vuitton Hennessy SA                            4,528       203,263
Sagem SA                                                           5           368
                                                                      ------------
                                                                           502,189
                                                                      ------------
TELEVISION (0.1%)
Societe Television Francaise 1                                 3,745        96,426
                                                                      ------------
UTILITIES (0.2%)
Suez SA                                                       14,076       247,425
                                                                      ------------
                                                                         9,914,163
                                                                      ------------
----------------------------------------------------------------------------------
GERMANY (4.8%)

AIRLINES (0.0%)
Lufthansa AG (b)                                               4,153        47,913
                                                                      ------------
APPAREL (0.1%)
Adidas AG                                                      1,533       117,655
                                                                      ------------
AUTOMOTIVE (0.7%)
DaimlerChrysler AG                                            16,108       556,716
Deutsche Post AG                                               6,049        60,802
Porsche AG                                                       252       120,286
Volkswagen AG                                                  3,991       150,780
                                                                      ------------
                                                                           888,584
                                                                      ------------
BANKS (0.4%)
Bayerische Vereins AG                                          7,845       103,715
Deutsche Bank AG                                               9,856       431,409
                                                                      ------------
                                                                           535,124
                                                                      ------------
CHEMICALS (0.6%)
BASF AG                                                        9,931       369,784
Bayer AG                                                      14,509       277,307
Henkel KGaA                                                    1,763       112,261
                                                                      ------------
                                                                           759,352
                                                                      ------------


                                                           2002 ANNUAL REPORT 62

================================================================================


COMMON STOCKS (Continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
GERMANY (continued)
COMPUTER SOFTWARE/SERVICES (0.3%)
Sap AG                                                         4,837  $    371,231
                                                                      ------------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.0%)
Epcos AG                                                       2,353        24,700
                                                                      ------------
FINANCIAL SERVICES (0.0%)
Deutsche Boerse AG                                               853        30,579
MLP AG                                                         2,663        32,437
                                                                      ------------
                                                                            63,016
                                                                      ------------
HEALTHCARE (0.0%)
Fresenius Medical Care AG                                      1,499        47,503
                                                                      ------------
HOTELS & LODGING (0.1%)
Preussag AG                                                    4,797        88,121
                                                                      ------------
INDUSTRIAL (0.6%)
Linde AG                                                       2,656       101,264
MAN AG                                                         5,831        69,871
Siemens AG                                                    15,409       724,828
                                                                      ------------
                                                                           895,963
                                                                      ------------

INSURANCE (0.5%)

Allianz AG                                                     3,201       337,916
Muenchener Rueckversicherungs-Gesellschaft AG                  2,151       276,918
                                                                      ------------
                                                                           614,834
                                                                      ------------
METALS & MINING (0.1%)
Thyssen Krupp AG                                               9,307        97,697
                                                                      ------------

PERSONAL CARE (0.1%)
Beiersdorf AG                                                    682        74,056
                                                                      ------------

PHARMACEUTICALS (0.3%)
Altana AG                                                      2,623       126,267
Merck KGaA                                                     3,055        65,348
Schering AG                                                    3,563       163,543
                                                                      ------------
                                                                           355,158
                                                                      ------------

RETAIL (0.1%)
Karstadt AG                                                      885        16,661
Metro AG                                                       4,416       101,457
                                                                      ------------
                                                                           118,118
                                                                      ------------

SEMICONDUCTORS (0.1%)
Infineon Technologies AG                                       7,288        70,730
                                                                      ------------

TELECOMMUNICATIONS (0.3%)
Deutsche Telecom AG                                           37,081       425,600
                                                                      ------------

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
GERMANY (continued)
UTILITIES (0.5%)
E.On AG                                                       10,610    #  480,174
RWE AG                                                         7,867       246,186
                                                                      ------------
                                                                           726,360
                                                                      ------------
                                                                         6,321,715
                                                                      ------------
----------------------------------------------------------------------------------
GREECE (0.3%)

BANKS (0.2%)

Alpha Bank A.E.                                                6,239        71,052
Commercial Bank of Greece SA                                   2,765        36,363
Eurobank (b)                                                     563         6,278
National Bank of Greece SA                                     3,511        51,180
                                                                      ------------
                                                                           164,873
                                                                      ------------
BEVERAGES (0.0%)
Hellenic Bottling Co. SA                                       1,143        16,096
                                                                      ------------

BUILDING & CONSTRUCTION (0.0%)
Technical Olympic SA                                          12,569        38,337
                                                                      ------------
ELECTRIC UTILITY (0.0%)
Public Power Corp.                                             2,935        39,878
                                                                      ------------
TELECOMMUNICATIONS (0.1%)
Hellenic Telecommunication Organization SA                     9,954       111,980
Intracom SA                                                    2,323        13,159
Panafon Hellenic Telecom SA                                    3,671        17,014
                                                                      ------------
                                                                           142,153
                                                                      ------------
                                                                           401,337
                                                                      ------------
----------------------------------------------------------------------------------
HONG KONG (1.4%)
AIRLINES (0.0%)
Cathay Pacific Airways Ltd.                                   32,000        44,927
                                                                      ------------
BANKS (0.3%)
Bank of East Asia Ltd.                                        32,200        56,148
BOC Hong Kong Holdings Ltd. (b)                               96,000        97,854
Hang Seng Bank Ltd.                                           14,500       156,630
                                                                      ------------
                                                                           310,632
                                                                      ------------
BROADCASTING & TELEVISION (0.0%)
Television Broadcasts Ltd.                                    14,000        48,196
                                                                      ------------
DISTRIBUTION (0.1%)
Esprit Asia Holdings Ltd.                                     30,000        50,388
Li & Fung Ltd.                                                24,000        23,848
                                                                      ------------
                                                                            74,236
                                                                      ------------
DIVERSIFIED OPERATIONS (0.1%)
Swire Pacific Ltd.                                            25,500       107,239
The Wharf (Holdings) Ltd.                                     21,000        42,138
                                                                      ------------
                                                                           149,377
                                                                      ------------


                                                           2002 ANNUAL REPORT 63

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND (Continued)

COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
HONG KONG (continued)
ELECTRONICS & ELECTRICAL EQUIPMENT (0.1%)
Hongkong Electric Holdings Ltd.                               31,500  $    128,029
Johnson Electric Holdings Ltd.                                48,500        51,302
                                                                      ------------
                                                                           179,331
                                                                      ------------

FINANCIAL SERVICES (0.0%)
Hong Kong Exchanges & Clearing Ltd.                           38,000        50,427
                                                                      ------------

INDUSTRIAL (0.2%)
Hutchison Whampoa Ltd.                                        47,000       289,253
                                                                      ------------

PRINTING & PUBLISHING (0.0%)
South China Morning Post (Holdings) Ltd.                       4,000         1,846
                                                                      ------------

REAL ESTATE (0.4%)
Cheung Kong Holdings Ltd.                                     30,000       199,054
Henderson Land Development Co. Ltd.                           27,000        82,045
New World Developments Co.                                     3,500         1,997
Sun Hung Kai Properties Ltd.                                  25,000       155,781
                                                                      ------------
                                                                           438,877
                                                                      ------------
TELECOMMUNICATIONS (0.0%)
Pacific Century Cyberworks Ltd. (b)                            3,000           423
                                                                      ------------

TRANSPORTATION (0.0%)
MTR Corp. Ltd.                                                15,000        17,694
                                                                      ------------

UTILITIES (0.2%)
CLP Holdings Ltd.                                             36,500       147,883
Hong Kong & China Gas Co. Ltd.                               100,100       131,552
                                                                           279,435
                                                                      ------------
                                                                         1,884,654
                                                                      ------------
----------------------------------------------------------------------------------
IRELAND (0.7%)
AIRLINES (0.0%)
Ryanair Holdings PLC (b)                                       3,804        24,486
                                                                      ------------
BANKS (0.5%)
Allied Irish Banks PLC                                        22,579       317,513
Bank of Ireland                                               27,837       308,750
                                                                      ------------
                                                                           626,263
                                                                      ------------
BUILDING & CONSTRUCTION (0.1%)
CRH PLC                                                       15,169       191,529
                                                                      ------------
CONSUMER PRODUCTS (0.0%)
Waterford Wedgewood PLC                                          169            80
                                                                      ------------
DIVERSIFIED (0.0%)
DCC PLC                                                           36           340
                                                                      ------------
FINANCIAL SERVICES (0.1%)
Irish Life & Permanent PLC                                     9,321  $    110,767
                                                                      ------------
FOOD PRODUCTS (0.0%)
Greencore Group PLC                                            1,154         2,971
                                                                      ------------
PHARMACEUTICALS (0.0%)
Elan Corp. PLC (b)                                             3,130         5,672
                                                                      ------------
                                                                           962,108
                                                                      ------------
----------------------------------------------------------------------------------
ITALY (3.2%)

APPAREL (0.0%)
Benetton Group SpA                                               876         8,901
                                                                      ------------

AUTOMOTIVE (0.1%)
Fiat SpA                                                      10,309        85,960
                                                                      ------------
BANKS (0.5%)
Banc Monte Dei Paschi Di Seina SpA                            31,502        68,164
Banca di Roma SpA                                             47,748        55,134
Banca Nazionale del Lavoro (BNC) (b)                          51,666        53,365
IntesaBci SpA                                                 69,140       117,425
IntesaBci SpA - RNC                                            3,548         4,290
Mediobanca SpA                                                14,261       106,909
San Paolo IMI SpA                                             10,826        67,542
UniCredito Italiano SpA                                       57,762       217,367
                                                                      ------------
                                                                           690,196
                                                                      ------------

BROADCASTING & TELEVISION (0.1%)
Mediaset SpA                                                  16,574       115,713
                                                                      ------------

CHEMICALS (0.0%)
Snia SpA                                                      15,144        28,495
                                                                      ------------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.0%)
Pirelli SpA                                                   51,052        48,181
                                                                      ------------
ENERGY (0.6%)
Eni SpA                                                       54,547       757,330
                                                                      ------------

FINANCIAL SERVICES (0.1%)
Banca Fideuram SpA                                            11,165        52,409
Bipop-Carire SpA                                              20,294         9,325
Mediolanum SpA                                                 8,706        48,194
                                                                      ------------
                                                                           109,928
                                                                      ------------
FOOD PRODUCTS (0.0%)
Parmalat Finanziaria SpA                                      17,745        49,556
                                                                      ------------
GAS-TRANSPORTATION (0.1%)
Snam Rete Gas SpA                                             32,388        96,863
                                                                      ------------


                                                           2002 ANNUAL REPORT 64

================================================================================


COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
ITALY (continued)
INSURANCE (0.4%)
Alleanza Assicurazioni SpA                                    15,251  $    109,648
Assicurazioni Generali SpA                                    18,412       328,202
Riunione Adriatica di Sicurta SpA                              8,625       107,450
                                                                      ------------
                                                                           545,300
                                                                      ------------

MEDICAL PRODUCTS (0.0%)
Luxottica Group SA                                             2,047        30,792
                                                                      ------------

PHARMACEUTICALS (0.0%)
Banca Popolare de Milano (b)                                  15,153        52,821
                                                                      ------------

PRINTING & PUBLISHING (0.0%)
Gruppo Editorale L'Espresso SA                                 5,450        17,703
                                                                      ------------

RAILROADS (0.1%)
Autostrade SpA                                                23,279       192,494
                                                                      ------------

RESTAURANTS (0.0%)
Autogrill SpA                                                     50           450
                                                                      ------------

RETAIL (0.1%)
Bulgari SpA                                                    8,716        36,252
La Rinascente SpA                                             10,364        45,673
                                                                      ------------
                                                                            81,925
                                                                      ------------

TELECOMMUNICATIONS (0.9%)
Telecom Italia Mobile SpA                                     69,678       323,620
Telecom Italia SpA                                            50,154       398,332
Telecom Italia SpA RNC                                        52,318       276,150
Tiscali SpA (b)                                                7,173        34,523
                                                                      ------------
                                                                         1,032,625
                                                                      ------------

UTILITIES (0.2%)
Enel SpA                                                      36,823       180,870
Italgas SpA                                                    7,160        69,771
                                                                      ------------
                                                                           250,641
                                                                      ------------
                                                                         4,195,874
                                                                      ------------
----------------------------------------------------------------------------------
JAPAN (18.5%)
AGRICULTURE (0.1%)
Ajinomoto Co., Inc.                                           15,000       153,906
                                                                      ------------

AIRLINE SERVICES (0.2%)
Japan Airlines System Corp. (b)                               22,000        45,613
Yamato Transport Co. Ltd.                                     11,000       156,681
                                                                      ------------
                                                                           202,294
                                                                      ------------

APPAREL (0.1%)
Fast Retailing Co. Ltd.                                        1,900        58,778
Gunze Ltd.                                                     9,000        35,483
World Co. Ltd.                                                   100         2,143
                                                                      ------------
                                                                            96,404
                                                                      ------------

AUDIO/VIDEO PRODUCTS (0.0%)
Yamaha Corp.                                                   2,200  $     18,963
                                                                      ------------

AUTOMOTIVE (1.8%)

Denso Corp.                                                   10,400       165,792
Honda Motor Co. Ltd.                                          13,600       487,340
NGK Spark Plug Co.                                             3,000        21,451
Nissan Motor Co.                                              45,600       350,254
Toyoda Gosei Co. Ltd.                                          2,000        35,915
Toyota Industries Corp.                                        1,000        14,946
Toyota Motor Co. Ltd.                                         50,900     1,238,120
Yamaha Motor Co. Ltd.                                          5,000        36,691
                                                                      ------------
                                                                         2,350,509
                                                                      ------------

BANKS (1.1%)
Chiba Bank                                                     4,000        12,668
Daiwa Bank Holdings, Inc. (b)                                 42,000        23,998
Joyo Bank                                                      3,000         8,448
Mitsubishi Tokyo Financial Group, Inc.                            72       469,577
Mitsui Trust Holdings, Inc.                                   15,000        27,059
Mizuho Holdings, Inc.                                            138       209,518
Sumitomo Bank Ltd.                                            77,000       318,660
The Bank of Fukuoka Ltd.                                      20,000        73,790
The Bank of Yokohama Ltd.                                     26,000       108,873
The Shizuoka Bank Ltd.                                         9,000        56,053
UFJ Holdings, Inc.                                                81       122,317
                                                                      ------------
                                                                         1,430,961
                                                                      ------------

BEVERAGES (0.1%)
Ito En Ltd.                                                    1,100        35,018
Takara Shuzo Co. Ltd.                                          3,000        14,962
Yakult Honsha Co. Ltd.                                         2,000        24,308
                                                                      ------------
                                                                            74,288
                                                                      ------------

BREWERY (0.2%)
Asahi Breweries Ltd.                                          15,000        98,686
Kirin Brewery Co. Ltd.                                        20,000       123,745
                                                                      ------------
                                                                           222,431
                                                                      ------------
BROADCASTING & TELEVISION (0.0%)
Fuji Television Network, Inc.                                      6        28,161
                                                                      ------------

BUILDING & CONSTRUCTION (0.7%)
Asahi Glass Co. Ltd.                                          22,000       131,629
Daikin Industries Ltd.                                         5,000        77,626
Daiwa House Industry Co. Ltd                                  11,000        58,901
Kajima Corp.                                                  30,000        86,687
Keio Teito Electric Railway Co. Ltd.                          18,000        96,237
Komatsu Ltd.                                                  27,000        86,173
Matsushita Electric Works Ltd.                                13,000        78,949
Nippon Sheet Glass Co. Ltd.                                    6,000        10,579
Nippon Yusen Kabushiki Kaisha                                 28,000        82,965
Nishimatsu Construction Co. Ltd.                               6,000        17,288


                                                           2002 ANNUAL REPORT 65

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002
==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND (Continued)

COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
JAPAN (continued)
BUILDING & CONSTRUCTION (continued)
Obayashi Corp.                                                 7,000  $     15,142
Sekisui House Ltd.                                            15,000       110,317
Shimizu Corp.                                                  8,000        24,031
Taisei Construction Corp.                                     13,000        23,133
Tostem Inax Holding Corp.                                      6,000        80,810
                                                                      ------------
                                                                           980,467
                                                                      ------------
CHEMICALS (0.6%)
Asahi Kasei Corp.                                             21,000        46,625
Ishihara Sangyo Kaisha Ltd. (b)                                1,000         1,167
Kaneka Corp.                                                   1,000         5,347
Kuraray Co.                                                   16,000        81,365
Mitsubishi Chemical Corp.                                     59,000       102,098
Mitsubishi Gas Chemical Co. Ltd.                               1,000         1,143
Mitsui Chemicals, Inc.                                        10,000        35,018
Nissan Chemical Industries Ltd.                                4,000        14,595
Nitto Denko Corp.                                              3,900       102,823
Sekisui Chemical Co. Ltd.                                      1,000         2,637
Shin-Etsu Chemical Co. Ltd.                                    8,400       259,178
Showa Denko K.K. (b)                                          19,000        22,798
Sumitomo Chemical Co. Ltd.                                    28,000        83,879
Toray Industries, Inc.                                        22,000        47,229
Tosoh Corp.                                                   15,000        31,834
Ube Industries Ltd.                                           13,000        14,219
                                                                      ------------
                                                                           851,955
                                                                      ------------
COMMERCIAL SERVICES (0.2%)
NTT Data Corp.                                                    32        96,645
Secom Co.                                                      3,500       123,704
                                                                      ------------
                                                                           220,349
                                                                      ------------
COMPUTER HARDWARE (0.3%)
Fujitsu Ltd.                                                  39,000       126,382
NEC Corp.                                                     32,000       117,541
Toshiba Corp.                                                 72,000       180,426
                                                                      ------------
                                                                           424,349
                                                                      ------------
COMPUTER SOFTWARE/SERVICES (0.2%)
Capcom Co. Ltd.                                                2,000        37,956
CSK Corp.                                                      1,900        45,984
Fuji Soft ABC, Inc.                                            1,800        27,181
Fujitsu Support & Service, Inc.                                  500         6,040
Hitachi Software Engineering Co. Ltd.                            500        11,979
Konami Co. Ltd.                                                2,500        59,587
Net One Systems Co. Ltd.                                           4        15,117
Oracle Corp. Japan                                               200         4,849
Softbank Corp.                                                 7,400        56,296
Trend Micro, Inc. (b)                                          2,500        57,138
                                                                      ------------
                                                                           322,127
                                                                      ------------
CONSUMER PRODUCTS (0.0%)
Onward Kashiyama Co. Ltd.                                      2,000        16,668
                                                                      ------------
CONTAINERS (0.0%)
Toyo Seikan Kaisha Ltd.                                        1,000  $     10,358
                                                                      ------------
COSMETICS & TOILETRIES (0.0%)
Uni-Charm Corp.                                                1,500        55,465
                                                                      ------------
DIVERSIFIED (0.0%)
Nippon COMSYS Corp.                                            3,000        12,121
                                                                      ------------
ELECTRIC UTILITIES (0.0%)
Alps Electric Co. Ltd.                                         4,000        47,376
                                                                      ------------
ELECTRICAL & ELECTRONIC (0.0%)
Stanley Electric Co. Ltd.                                      5,000        57,261
                                                                      ------------
ELECTRONICS & ELECTRICAL EQUIPMENT (3.3%)
Anritsu Corp.                                                  2,000         7,477
Canon, Inc.                                                   18,000       664,110
Casio Computer Co. Ltd.                                       11,000        57,824
Dainippon Screen Mfg. Co. Ltd.                                 5,000        18,447
Fujikura Ltd.                                                  8,000        15,084
Furukawa Electric Co. Ltd.                                    17,000        30,667
Hirose Electric Co. Ltd.                                         500        35,262
Hitachi Ltd.                                                  58,000       226,773
Hoya Corp.                                                     2,900       199,078
Keyence Corp.                                                    500        82,769
Kyocera Corp.                                                  3,400       200,375
Mabuchi Motor Co. Ltd.                                           400        35,524
Matsushita Electric Industrial Co. Ltd.                       46,902       491,569
Mitsumi Electric Co. Ltd.                                      4,000        36,242
Murata Manufacturing Co.                                       5,800       274,116
NGK Insulators Ltd.                                            3,000        16,995
Nidec Corp.                                                    1,000        60,730
Nintendo Co.                                                   2,000       192,637
Omron Corp.                                                    2,000        23,672
Pioneer Electronic Corp.                                       5,200        88,711
Ricoh Co. Ltd.                                                12,000       214,513
Sanyo Electric Co.                                            42,000       112,791
Sharp Corp.                                                   23,000       193,372
Sony Corp.                                                    19,500       838,830
Sumitomo Electric Industries Ltd.                             21,000       106,620
Taiyo Yuden Co. Ltd.                                           3,000        35,703
TDK Corp.                                                      3,000       117,786
Yokogawa Electric Co. Ltd.                                     8,000        42,380
                                                                      ------------
                                                                         4,420,057
                                                                      ------------

ENERGY (0.2%)
Nippon Oil Co. Ltd.                                           37,000       142,854
TonenGeneral Sekiyu K.K.                                       9,000        56,493
                                                                      ------------
                                                                           199,347
                                                                      ------------
ENGINEERING (0.0%)
Mitsui Engineering & Shipbuilding Co. Ltd. (b)                 2,000         1,959
                                                                      ------------


                                                           2002 ANNUAL REPORT 66

================================================================================


COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
JAPAN (continued)
ENTERTAINMENT (0.0%)
Namco Ltd.                                                       100  $      1,594
                                                                      ------------

FINANCIAL SERVICES (0.9%)
Acom Co. Ltd.                                                  1,100        34,030
Aiful Corp.                                                      600        25,222
Credit Saison Co.                                              4,700        92,841
Daiwa Securities Ltd.                                         30,000       140,070
Itochu Techno-Science Corp.                                      400         6,612
Nikko Securities Co. Ltd.                                     23,000        92,180
Nomura Securities Co.                                         38,000       437,352
Orix Corp.                                                     2,200       124,447
Promise Co. Ltd.                                               2,700        87,495
Takefuji Corp.                                                 1,180        49,508
The Sumitomo Trust & Banking Co. Ltd.                         14,000        63,995
                                                                      ------------
                                                                         1,153,752
                                                                      ------------
FOOD PRODUCTS (0.2%)
Japan Tobacco, Inc.                                               20       128,480
Meiji Seika Kaisha Ltd.                                        6,000        15,084
Nippon Meat Packers, Inc.                                      7,000        58,852
                                                                      ------------
                                                                           202,416
                                                                      ------------
HEALTHCARE (0.1%)
Terumo Corp.                                                   5,700        78,351
                                                                      ------------
HOLDING COMPANIES - DIVERSIFIED (0.1%)
JFE Holdings, Inc. (b)                                        12,500       152,641
                                                                      ------------
HOUSEHOLD PRODUCTS (0.3%)
Kao Corp.                                                     14,000       319,974
Shiseido Co. Ltd.                                             10,000       111,175
Toto Ltd.                                                      1,000         3,134
                                                                      ------------
                                                                           434,283
                                                                      ------------

IMPORTS/EXPORTS (0.3%)
Itochu Corp.                                                  33,000        68,419
Marubenii Corp. (b)                                           42,000        42,168
Mitsubishi Corp.                                              20,000       124,888
Mitsui & Co. Ltd.                                             33,000       155,962
Sumitomo Corp.                                                 9,000        39,009
                                                                      ------------
                                                                           430,446
                                                                      ------------

INDUSTRIAL (0.5%)
Ebara Corp.                                                    6,000        19,247
Fanuc Co. Ltd.                                                 2,100        83,136
JGC Corp.                                                     10,000        55,751
Kawasaki Heavy Industries Ltd. (b)                            21,000        17,484
Kubota Corp.                                                  11,000        27,745
Minebea Co. Ltd.                                              12,000        54,461
Mitsubishi Heavy Industries Ltd.                              76,000       161,292
Nippon Steel Corp.                                           103,000       117,705
SMC Corp.                                                      1,500       118,766
THK Co. Ltd.                                                     600  $      6,112
                                                                      ------------
                                                                           661,699
                                                                      ------------

INSURANCE (0.3%)
Millea Holdings, Inc. (b)                                         28       209,126
Mitsui Sumito Insurance Co.                                   35,000       145,417
Yasuda Fire & Marine Insurance Co. Ltd.                       20,000       104,481
                                                                      ------------
                                                                           459,024
                                                                      ------------

MANUFACTURING (0.1%)
Ishikawajima-Harima Heavy Industries Co. Ltd.                 15,000        15,427
JSR Corp.                                                      8,000        66,085
NTN Corp.                                                     12,000        40,356
Sumitomo Heavy Industries Ltd. (b)                            25,000        16,733
                                                                      ------------
                                                                           138,601
                                                                      ------------
METALS & MINING (0.1%)
Dowa Mining Co. Ltd.                                           5,000        20,978
Mitsubishi Material Corp.                                     21,000        22,627
Mitsui Mining & Smelting Co. Ltd.                             20,000        37,548
Nippon Minings Holdings, Inc. (b)                             27,500        38,833
NSK Ltd.                                                      15,000        36,120
Sumitomo Metal & Mining Corp.                                  8,000        26,708
                                                                      ------------
                                                                           182,814
                                                                      ------------
MULTI-MEDIA (0.0%)
Tokyo Broadcasting System, Inc.                                3,000        41,140
                                                                      ------------
PAPER PRODUCTS (0.2%)
Nippon Unipac Holding                                             24       110,293
Oji Paper Ltd.                                                21,000        90,678
                                                                      ------------
                                                                           200,971
                                                                      ------------

PHARMACEUTICALS (1.3%)
Banyu Pharmaceutical Co. Ltd.                                  4,000        36,568
Chugai Pharmaceutical Ltd.                                    10,200        83,425
Daiichi Pharmaceuticals Co.                                    7,000       102,277
Eisai Co.                                                      7,000       151,131
Fujisawa Pharmaceutical Co.                                    6,000       116,562
Kyowa Hakko Kogyo Co. Ltd.                                     1,000         4,351
Sankyo Co.                                                    10,200       120,225
Shionogi & Co.                                                10,000       114,685
Taisho Pharmacuetical Co. Ltd.                                 2,000        31,328
Takeda Chemical Industries Ltd.                               18,000       747,857
Yamanouchi Pharmaceutical Co. Ltd.                             6,000       146,927
                                                                      ------------
                                                                         1,655,336
                                                                      ------------

PHOTOGRAPHIC PRODUCTS (0.3%)
Fuji Photo Film Ltd.                                          11,000       303,486
Konica Corp.                                                   8,000        54,330
Nikon Corp.                                                    8,000        55,897
Olympus Optical Co. Ltd.                                       3,000        45,523
                                                                      ------------
                                                                           459,236
                                                                      ------------


                                                           2002 ANNUAL REPORT 67

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND (Continued)

COMMON STOCKS (Continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
JAPAN (continued)
PRINTING & PUBLISHING (0.2%)
Dai Nippon Printing Co. Ltd.                                  14,000  $    143,074
Toppan Printing Co. Ltd.                                      16,000       118,978
                                                                      ------------
                                                                           262,052
                                                                      ------------
RAILROADS (0.5%)
Central Japan Railway Co.                                         25       151,212
East Japan Railway Co.                                            68       309,721
Keihin Electric Express Railway Co. Ltd.                       4,000        18,088
Kinki Nippon Railway Co. Ltd.                                 22,000        55,849
Tobu Railway Co. Ltd.                                          3,000         7,420
West Japan Railway Co.                                            30        97,217
                                                                      ------------
                                                                           639,507
                                                                      ------------
REAL ESTATE (0.3%)
Daito Trust Construction Co. Ltd.                              3,400        66,746
Mitsubishi Estate Co.                                         16,000       119,631
Mitsui Fudosan Co. Ltd.                                       19,000       145,629
Sumitomo Realty & Development Co. Ltd.                        10,000        49,465
                                                                      ------------
                                                                           381,471
                                                                      ------------

RESORTS/THEME PARKS (0.1%)
Oriental Land Co. Ltd.                                         1,400        80,451
                                                                      ------------

RESTAURANTS (0.0%)
Skylark Co. Ltd.                                               1,000        16,652
                                                                      ------------

RETAIL (0.8%)
Aeon Co. Ltd.                                                  6,000       147,417
Citizen Watch Co. Ltd.                                        13,000        68,125
FamilyMart Co. Ltd.                                            2,100        40,111
Isetan Company Ltd.                                            5,000        37,099
Ito Yokado Co.                                                 7,000       218,268
Lawson, Inc.                                                     800        19,851
Marui Co.                                                     11,000       102,179
Seven - Eleven Japan Co. Ltd.                                  9,000       254,183
Takashimaya Co.                                                1,000         4,179
The Seiyu Ltd. (b)                                             6,000        17,974
Tokyo Style Co.                                                5,000        40,038
Yamada Denki Co. Ltd.                                          2,400        59,163
                                                                      ------------
                                                                         1,008,587
                                                                      ------------
SCHOOLS (0.0%)
Benesse Corp.                                                    300         3,068
                                                                      ------------
SEMICONDUCTORS (0.4%)
Advantest Corp.                                                2,600        85,528
Rohm Co.                                                       2,200       277,087
Tokyo Electron Ltd.                                            2,800       112,905
                                                                      ------------
                                                                           475,520
                                                                      ------------

TELECOMMUNICATIONS (0.8%)
Nippon Telegraph & Telephone Corp.                               108  $    395,821
NTT Docomo, Inc.                                                 354       653,040
Oki Electric Industry Co. Ltd. (b)                            23,000        32,104
                                                                      ------------
                                                                         1,080,965
                                                                      ------------

TEXTILE PRODUCTS (0.1%)
Mitsubishi Rayon Company Ltd.                                  9,000        18,733
Teijin Ltd.                                                   25,000        58,567
                                                                      ------------
                                                                            77,300
                                                                      ------------

TIRE & RUBBER (0.1%)
Bridgestone Corp.                                             12,000       149,571
                                                                      ------------
TOYS (0.0%)
Sega Corp. (b)                                                 2,800        33,826
                                                                      ------------

TRANSPORTATION (0.2%)
Kamigumi Co. Ltd.                                             12,000        52,404
Mitsui O.S.K. Lines Ltd.                                      11,000        19,035
Nippon Express Co. Ltd.                                       27,000       110,195
Seino Transportation Co. Ltd.                                  1,000         5,983
Tokyo Corp.                                                   17,000        59,669
                                                                      ------------
                                                                           247,286
                                                                      ------------

UTILITIES (1.2%)
Chubu Electric Power Co., Inc.                                14,500       242,041
Kansai Electric Power, Inc.                                   16,100       227,879
Kyushu Electric Power Co., Inc.                                8,100       110,283
Mitsubishi Electric Co.                                       39,000        99,004
Osaka Gas Co. Ltd.                                            56,000       135,760
Tohoku Electric Power Co. Ltd.                                 9,400       125,067
Tokyo Electric Power Co. Ltd.                                 24,700       456,662
Tokyo Gas Ltd.                                                47,000       137,344
                                                                      ------------
                                                                         1,534,040
                                                                      ------------
                                                                        24,440,376
                                                                      ------------
----------------------------------------------------------------------------------
LUXEMBOURG (0.1%)
STEEL (0.1%)
Arcelor (b)                                                   11,058       119,473
                                                                      ------------
----------------------------------------------------------------------------------
NETHERLANDS (4.8%)
BANKS (0.3%)
ABN Amro Holding NV                                           27,776       407,922
                                                                      ------------

BIOTECHNOLOGY (0.0%)
Qiagen NV (b)                                                  4,818        31,490
                                                                      ------------

BUSINESS SERVICES (0.0%)
Vedior NV                                                      2,300        14,008
                                                                      ------------


                                                           68 ANNUAL REPORT 2002

================================================================================


COMMON STOCKS (Continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
NETHERLANDS (continued)
CHEMICALS (0.2%)
Akzo Nobel NV                                                  7,072  $    211,503
                                                                      ------------

COMPUTER SERVICE (0.0%)
Getronics NV                                                   4,935         6,060
                                                                      ------------
DIVERSIFIED (0.0%)
Hagemeyer NV                                                   2,007        15,205
IHC Caland NV                                                    570        25,288
                                                                      ------------
                                                                            40,493
                                                                      ------------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.5%)

Koninklijke Ahold NV                                          12,220       153,689
Philips Electronics NV                                        25,534       457,682
                                                                      ------------
                                                                           611,371
                                                                      ------------
ENERGY (1.4%)
Royal Dutch Petroleum Co.                                     43,394     1,877,064
                                                                      ------------
FINANCIAL SERVICES (0.4%)
ING Groep NV                                                  33,240       555,978
                                                                      ------------
FOOD PRODUCTS (0.8%)
Heineken NV                                                    4,744       190,597
Koninklijke Numico NV                                          6,158        98,182
Unilever NV CVA                                               11,432       733,042
                                                                      ------------
                                                                         1,021,821
                                                                      ------------

INSURANCE (0.2%)
Aegon NV                                                      17,600       238,607
                                                                      ------------

MANUFACTURING (0.0%)
Koninklijke Luchtvaart Maatschappij NV                            10           117
                                                                      ------------

OFFICE EQUIPMENT & SUPPLIES (0.0%)
Buhrmann NV                                                    2,427         9,157
                                                                      ------------

PRINTING & PUBLISHING (0.4%)
Elsevier NV                                                   14,277       178,004
Oce NV                                                            22           219
VNU NV                                                         6,501       174,533
Wolters Kluwer CVA                                             7,845       137,587
                                                                      ------------
                                                                           490,343
                                                                      ------------

RETAIL (0.0%)
Vendex NV                                                      1,603        15,144
                                                                      ------------

SEMICONDUCTORS (0.3%)
ASML Holding NV (b)                                           15,989       140,130
STMicroelectronics NV                                         14,431       286,535
                                                                      ------------
                                                                           426,665
                                                                      ------------

TELECOMMUNICATIONS (0.2%)
KPN NV (b)                                                    42,985       272,435
                                                                      ------------

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
NETHERLANDS (continued)
TRANSPORTATION (0.1%)
TPG NV                                                        10,659  $    172,690
                                                                      ------------
                                                                         6,402,868
                                                                      ------------
----------------------------------------------------------------------------------
NEW ZEALAND (0.1%)
AIRPORTS (0.0%)
Auckland International Airport Ltd.                            8,490        22,373
                                                                      ------------

BUILDING & CONSTRUCTION (0.0%)
Fletcher Building Ltd.                                        12,566        18,756
                                                                      ------------

HEALTHCARE (0.0%)
Fisher & Paykel Industries Ltd.                                3,313        18,041
                                                                      ------------
HOUSEHOLD PRODUCTS (0.0%)
Fisher & Paykel Appliances Holdings Ltd.                         124           661
                                                                      ------------
PAPER PRODUCTS (0.0%)
Carter Holt Harvey Ltd.                                          466           374
                                                                      ------------
TELECOMMUNICATIONS (0.1%)
Telecom Corp of New Zealand Ltd.                              53,631       131,942
                                                                      ------------
                                                                           192,147
                                                                      ------------
----------------------------------------------------------------------------------
NORWAY (0.4%)
BANKS (0.0%)
DnB Holding ASA                                                8,874        40,930
                                                                      ------------

BUILDING & CONSTRUCTION (0.0%)
Kvaerner ASA (b)                                              15,402         6,690
                                                                      ------------

COMPUTER HARDWARE (0.0%)
Opticom ASA (b)                                                  460         5,103
                                                                      ------------

FINANCIAL SERVICES (0.1%)
Gjensidige NOR ASA (b)                                         2,581        80,173
                                                                      ------------

FOOD PRODUCTS (0.1%)
Orkla ASA                                                      6,466       102,599
Pan Fish ASA (b)                                               3,074           843
                                                                      ------------
                                                                           103,442
                                                                      ------------

INDUSTRIAL (0.2%)
Norsk Hydro ASA                                                3,814       146,936
Tomra Systems ASA                                              8,330        61,047
                                                                      ------------
                                                                           207,983
                                                                      ------------

INSURANCE (0.0%)
Storebrand ASA                                                   600         2,154
                                                                      ------------

METALS (0.0%)
Elkem ASA                                                          6           147
                                                                      ------------


                                                           2002 ANNUAL REPORT 69

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002
==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND (Continued)

COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
NORWAY (continued)
OIL & GAS (0.0%)
Petroleum Geo-Services ASA (b)                                 2,538  $      1,311
Statoil ASA                                                    8,520        61,867
                                                                      ------------
                                                                            63,178
                                                                      ------------

PAPER PRODUCTS (0.0%)
Norske Skogsindustrier ASA                                     1,207        15,906
                                                                      ------------

SHIPPING (0.0%)
Frontline Ltd.                                                 1,801        10,850
                                                                      ------------

TELECOMMUNICATIONS (0.0%)
Tandberg ASA (b)                                               3,830        41,459
Telenor ASA                                                    2,339         8,335
                                                                      ------------
                                                                            49,794
                                                                      ------------
                                                                           586,350
                                                                      ------------
----------------------------------------------------------------------------------
PORTUGAL (0.3%)

AUTOMOTIVE (0.0%)
Brisa- Auto Estradas SA                                        6,596        33,640
                                                                      ------------
BANKS (0.1%)
Banco Commercial Portuguese SA                                52,412       110,035
Banco Espirito Santo SA                                          385         4,099
                                                                      ------------
                                                                           114,134
                                                                      ------------

FINANCIAL SERVICES (0.0%)
BPI-SGPS SA                                                      150           302
                                                                      ------------

FOOD PRODUCTS (0.0%)
Jeronimo Martins SGPS SA (b)                                      17           102
                                                                      ------------

INDUSTRIAL (0.0%)
Sonae SGPS SA (b)                                                291           110
                                                                      ------------
MANUFACTURING (0.0%)
Cimentos de Portugal SA                                        1,480        23,890
                                                                      ------------
TELECOMMUNICATIONS (0.2%)
Portugal Telecom SA                                           27,430       165,699
                                                                      ------------
UTILITIES (0.0%)
Electricidade de Portugal SA                                  41,195        62,825
                                                                      ------------
                                                                           400,702
                                                                      ------------
----------------------------------------------------------------------------------
SINGAPORE (0.9%)
AEROSPACE/DEFENSE (0.0%)
Singapore Tech Engineering Ltd.                               39,000        40,862
                                                                      ------------

AIRLINES (0.1%)
Singapore Airlines Ltd.                                       18,000       112,137
                                                                      ------------

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
SINGAPORE (continued)
BANKS (0.6%)
Development Bank of Singapore Ltd.                            31,000  $    217,704
Oversea-Chinese Banking Corp. Ltd.                            28,000       164,920
United Overseas Bank Ltd.                                     30,000       227,671
                                                                      ------------
                                                                           610,295
                                                                      ------------

BEVERAGES (0.0%)
Fraser & Neave Ltd.                                            6,000        26,165
                                                                      ------------

DIVERSIFIED (0.1%)
Haw Par Corporation Ltd.                                      16,000        36,790
Keppel Corp.                                                  23,000        57,314
                                                                      ------------
                                                                            94,104
                                                                      ------------

FINANCIAL SERVICES (0.0%)
Creative Technology Ltd.                                       4,500        33,896
                                                                      ------------
MANUFACTURING (0.0%)
Venture Manufacturing (Singapore) Ltd.                         8,000        59,806
                                                                      ------------
PRINTING & PUBLISHING (0.1%)
Singapore Press Holdings Ltd.                                 11,000       123,351
                                                                      ------------

REAL ESTATE (0.0%)
Capitaland Ltd.                                                1,000           725
City Developments Ltd.                                        17,000        45,059
                                                                            45,784
                                                                      ------------

SEMICONDUCTORS (0.0%)
Chartered Semiconductor Manufacturing Ltd. (b)                14,000         7,176
                                                                      ------------

TELECOMMUNICATIONS (0.0%)
Datacraft Asia Ltd.                                            7,000         5,145
Singapore Telecommunications Ltd.                              1,000           816
                                                                      ------------
                                                                             5,961
                                                                      ------------
                                                                         1,159,537
                                                                      ------------
----------------------------------------------------------------------------------
SPAIN (2.7%)
AIRLINE SERVICES (0.0%)
Iberia Lineas Aereas de Espana SA                              8,700        15,077
BANKS (0.8%)
Banco Bilbao Vizcaya Argentaria SA                            56,006       533,553
Banco Santander Central Hispanoamericano SA                   86,054       527,507
                                                                      ------------
                                                                         1,061,060
                                                                      ------------

BUILDING & CONSTRUCTION (0.1%)
Acciona SA                                                     1,580        61,023
ACS, Actividades de Construccion y Servicios SA                2,160        59,893
Fomento De Construcciones Y Contrates SA                       1,271        26,193
Grupo Ferrovial SA                                               757        17,617
                                                                      ------------
                                                                           164,726
                                                                      ------------


                                                           2002 ANNUAL REPORT 70

================================================================================


COMMON STOCKS (Continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
SPAIN (continued)

COMPUTER SOFTWARE/SERVICES (0.0%)
Terra Networks SA (b)                                         11,569  $     56,138
                                                                      ------------
ENERGY (0.2%)
Repsol SA                                                     17,822       201,553
                                                                      ------------
ENGINEERING (0.1%)
Grupo Dragados SA                                              5,775        83,554
                                                                      ------------
FOOD PRODUCTS (0.1%)
Altadis SA                                                     6,650       140,600
Telepizza SA (b)                                                  47            43
                                                                      ------------
                                                                           140,643
                                                                      ------------
HOTELS & LODGING (0.0%)
NH Hoteles SA (b)                                              2,634        22,041
                                                                      ------------
INSURANCE (0.0%)
Corporacion Mapfre SA                                             45           304
                                                                      ------------

METALS & MINING (0.1%)
Acerinox SA                                                    2,085        74,084
                                                                      ------------
PHARMACEUTICALS (0.0%)
Zeltia SA (b)                                                  2,221        14,604
                                                                      ------------
RAILROADS (0.1%)
Autopistas, Concesionaria Espanola SA                          6,384        67,014
                                                                      ------------
REAL ESTATE (0.0%)
Vallehermoso SA                                                4,393        36,108
                                                                      ------------
RETAIL (0.1%)
Industria de Diseno Textil SA                                  5,278       118,648
                                                                      ------------
TELECOMMUNICATIONS (0.7%)
Telefonica SA (b)                                             92,487       877,432
                                                                      ------------
TRAVEL (0.0%)
Amadeus Global Travel Distribution SA                          8,290        40,884
                                                                      ------------
UTILITIES (0.4%)
Endesa SA                                                     14,077       145,399
Gas Natural SA                                                 5,125        86,026
Iberdrola SA                                                  19,096       226,929
Union Electrica Fenosa SA                                      9,434        98,937
                                                                      ------------
                                                                           557,291
                                                                      ------------
                                                                         3,531,161
                                                                      ------------
----------------------------------------------------------------------------------
SWEDEN (1.8%)
AUTOMOTIVE (0.1%)
Volvo AB Class A                                                 506         7,290
Volvo AB Class B                                               6,769       101,951
                                                                      ------------
                                                                           109,241
                                                                      ------------
BANKS (0.5%)
Nordea AB                                                     54,282  $    222,166
Skandiaviska Enskilda Banken AB                               14,097       122,316
Svenska Handelsbanken AB                                      12,511       159,760
                                                                      ------------
                                                                           504,242
                                                                      ------------
BUILDING & CONSTRUCTION (0.1%)
Assa Abloy AB                                                 11,748       116,038
Skanska AB                                                     7,185        35,916
                                                                      ------------
                                                                           151,954
                                                                      ------------

COMMERCIAL SERVICES (0.1%)
Securitas AB                                                   8,864       123,348
                                                                      ------------
HOUSEHOLD PRODUCTS (0.1%)
Electrolux AB                                                  8,812       133,684
                                                                      ------------
INDUSTRIAL (0.2%)
Atlas Copca AB                                                 5,064       106,117
Sandvik AB                                                     6,342       150,895
Trelleborg AB Class B                                          2,922        23,759
                                                                      ------------
                                                                           280,771
                                                                      ------------
INSURANCE (0.1%)
Skandia Forsakrings AB                                        41,183        96,638
                                                                      ------------
METALS (0.0%)
S.K.F. AB                                                      2,468        61,819
                                                                      ------------
PAPER PRODUCTS (0.1%)
Billerud                                                         297         3,063
Svenska Cellusoa                                               5,826       178,041
                                                                      ------------
                                                                           181,104
                                                                      ------------
PRINTING & PUBLISHING (0.0%)
Eniro AB                                                       9,694        58,720
                                                                      ------------
REAL ESTATE (0.0%)
Drott AB                                                       1,222        11,337
                                                                      ------------
RETAIL (0.2%)
Hennes & Mauritz AB                                           12,702       246,765
                                                                      ------------
TELECOMMUNICATIONS (0.3%)
Ericsson SA                                                  196,534       158,730
Tele2 AB (b)                                                   3,157        72,358
Telia AB                                                      33,033       107,437
                                                                      ------------
                                                                           338,525
                                                                      ------------
TOBACCO (0.0%)
Swedish Match AB                                               5,615        40,447
                                                                      ------------
                                                                         2,338,595
                                                                      ------------


                                                           2002 ANNUAL REPORT 71

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002
==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND (Continued)

COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
SWITZERLAND (6.9%)
AEROSPACE/DEFENSE (0.0%)
Unaxis Holdings AG                                                 4  $        240
                                                                      ------------

BANKS (0.4%)
Credit Suisse Group (b)                                       26,712       510,282
                                                                      ------------
BUILDING & CONSTRUCTION (0.1%)
Holcim Ltd.                                                      862       132,844
                                                                      ------------

CHEMICALS (0.3%)
Ciba Specialty Chemicals AG, Registered                        2,027       142,806
Clariant AG                                                    5,644        88,892
Lonza Group AG                                                 1,305        79,341
Syngenta AG                                                    2,148       127,829
                                                                      ------------
                                                                           438,868
                                                                      ------------

COMMERCIAL SERVICES (0.1%)
Adecco SA                                                      3,315       130,247
SGS Societe Generale de Surveillance Holdings SA                 126        36,958
                                                                      ------------
                                                                           167,205
                                                                      ------------

COMPUTERS (0.0%)
Logitech International SA (b)                                  1,282        42,120
                                                                      ------------

ELECTRONICS & ELECTRICAL EQUIPMENT (0.0%)
ABB Ltd. (b)                                                  34,125        45,540
                                                                      ------------
FOOD PRODUCTS (1.7%)
Nestle SA                                                      9,772     2,095,135
                                                                      ------------

INSURANCE (0.6%)
Swiss Re                                                       7,836       544,093
Zurich Financial Services AG                                   3,152       296,794
                                                                      ------------
                                                                           840,887
                                                                      ------------

MANUFACTURING (0.0%)
Sulzer AG                                                         87        10,638
                                                                      ------------

MEDICAL PRODUCTS (0.1%)
Nobel Biocare Holding AG (b)                                     538        29,921
Sulzer Medica AG (b)                                             400        64,761
                                                                      ------------
                                                                            94,682
                                                                      ------------

METALS (0.0%)
Sythes-Stratec, Inc.                                              69        41,740
                                                                      ------------
PHARMACEUTICALS (3.2%)
Givaudan                                                         122        51,074
Novartis AG                                                   66,937     2,552,874
Roche Holding AG                                               1,080       129,495
Roche Holding AG Genusscheine                                 17,671     1,250,928
Serono SA                                                        243       135,640
                                                                      ------------
                                                                         4,120,011
                                                                      ------------

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
SWITZERLAND (continued)
RETAIL (0.2%)
Compagnie Finance Richemont AG                                13,031  $    225,098
Swatch Group AG                                                1,107        90,363
Swatch Group AG Class B                                          372         6,111
                                                                      ------------
                                                                           321,572
                                                                      ------------
TELECOMMUNICATIONS (0.2%)
Kudelski SA (b)                                                1,165        17,717
Swisscom AG                                                      648       192,706
                                                                      ------------
                                                                           210,423
                                                                      ------------
                                                                         9,072,187
                                                                      ------------
----------------------------------------------------------------------------------
UNITED KINGDOM (25.5%)

ADVERTISING (0.1%)
Aegis Group PLC                                               25,979        28,044
WPP Group PLC                                                 22,347       151,560
                                                                      ------------
                                                                           179,604
                                                                      ------------

AEROSPACE/DEFENSE (0.1%)
British Aerospace PLC                                         60,494       176,272
                                                                      ------------

AIRLINES (0.2%)
BAA PLC                                                       24,390       217,693
British Airways PLC (b)                                       21,061        43,576
                                                                      ------------
                                                                           261,269
                                                                      ------------
AUTOMOTIVE (0.1%)
GKN PLC                                                       23,341        80,885
Rolls-Royce PLC                                               53,061        86,542
                                                                      ------------
                                                                           167,427
                                                                      ------------

BANKS (5.4%)
Barclays PLC                                                 142,374       984,529
HBOS PLC                                                      80,683       893,067
HSBC Holdings PLC                                            203,743     2,269,543
MAN Group PLC                                                  6,805       101,354
Royal Bank of Scotland Group PLC                              58,398     1,374,110
UBS AG (b)                                                    30,238     1,441,026
                                                                      ------------
                                                                         7,063,629
                                                                      ------------

BREWERY (0.3%)
Bass PLC                                                      15,694       127,431
SABMiller PLC                                                 21,053       142,290
Scottish & Newcastle PLC                                      16,008       123,971
                                                                      ------------
                                                                           393,692
                                                                      ------------


                                                           2002 ANNUAL REPORT 72

================================================================================


COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
UNITED KINGDOM (continued)
BUILDING & CONSTRUCTION (0.4%)
Berkeley Group PLC                                             1,941  $     17,977
BICC Group PLC                                                 1,799         4,377
BPB PLC                                                       14,455        63,774
George Wimpey PLC                                             13,433        57,794
Hanson PLC                                                    18,484        83,862
Kingfisher PLC                                                55,907       195,487
Pilkington PLC                                                17,134        15,548
RMC Group PLC                                                  7,113        45,070
Taylor Woodrow PLC                                             8,517        25,384
                                                                      ------------
                                                                           509,273
                                                                      ------------

CHEMICALS (0.2%)
BOC Group PLC                                                  9,456       132,997
Imperial Chemical Industries PLC                              32,886       129,140
                                                                      ------------
                                                                           262,137
                                                                      ------------

COMMERCIAL SERVICES (0.3%)
Amey PLC                                                       7,031         3,135
Brambles Industries PLC                                       25,696        84,423
Capita Group PLC                                              24,224        84,893
Chubb PLC                                                      4,196         5,777
Rentokil Initial PLC                                          45,320       153,682
                                                                      ------------
                                                                           331,910
                                                                      ------------

COMPUTER SOFTWARE/SERVICES (0.2%)
CMG PLC                                                        7,474         8,419
Hays PLC                                                      58,383        81,978
Logica PLC                                                    17,234        42,062
Mysis PLC                                                     22,809        74,492
The Sage Group PLC                                            42,380        96,802
                                                                      ------------
                                                                           303,753
                                                                      ------------

CONSUMER PRODUCTS (0.2%)
Reckitt Benckiser PLC                                         12,801       232,315
                                                                      ------------

DIVERSIFIED (0.0%)
Serco Group PLC                                                6,016        14,071
                                                                      ------------
ELECTRONICS & ELECTRICAL EQUIPMENT (0.4%)
Electrocomponents PLC                                         19,130        81,257
National Grid Group PLC                                       66,031       470,040
Spirent PLC                                                   13,745         2,694
                                                                      ------------
                                                                           553,991
                                                                      ------------
ENERGY (3.7%)
BG PLC                                                        84,313       336,365
BP Amoco PLC                                                 491,380     3,151,933
BP PLC ADR                                                       100         3,845
Shell Transportation & Trading Co. PLC                       214,518     1,378,532
                                                                      ------------
                                                                         4,870,675
                                                                      ------------

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
UNITED KINGDOM (continued)
ENGINEERING (0.1%)
AMEC PLC                                                      10,663  $     34,740
Barratt Developments PLC                                       4,909        31,489
                                                                      ------------
                                                                            66,229
                                                                      ------------

ENTERTAINMENT (0.4%)
British Sky Broadcasting Group PLC (b)                        24,582       232,097
Carlton Communications PLC                                    22,876        44,737
EMI Group PLC                                                 30,166        88,962
Hilton Group PLC                                              45,616       124,177
Rank Group PLC                                                18,533        85,825
                                                                      ------------
                                                                           575,798
                                                                      ------------

FINANCIAL SERVICES (1.0%)
3I Group PLC                                                  17,376       135,652
Amvescap PLC                                                  18,172       112,583
Close Brothers Group PLC                                         318         2,711
Lloyds TSB Group PLC                                         120,039     1,032,906
Provident Financial PLC                                        3,922        42,001
                                                                      ------------
                                                                         1,325,853
                                                                      ------------

FOOD PRODUCTS (2.0%)
Cadbury Schweppes PLC                                         49,375       321,348
Diageo PLC                                                    69,780       786,575
Granada Compass PLC                                           77,899        89,577
J Sainsbury PLC                                               29,684       131,195
Safeway PLC                                                   30,632       106,391
Tate & Lyle PLC                                               15,775        83,295
Tesco PLC                                                    156,690       485,993
Unilever PLC                                                  57,726       570,322
                                                                      ------------
                                                                         2,574,696
                                                                      ------------

HEALTHCARE (1.2%)
AstraZeneca Group PLC                                         37,370     1,394,399
Celltech Group PLC (b)                                         8,733        47,820
Kidde PLC                                                        166           174
Smith & Nephew PLC                                            20,076       119,354
                                                                      ------------
                                                                         1,561,747
                                                                      ------------
HOTELS & LODGING (0.1%)
P & O Princess Cruises PLC                                    11,992        87,991
                                                                      ------------

IMPORTS/EXPORTS (0.1%)
Wolseley PLC                                                   9,394        78,628
                                                                      ------------
INDUSTRIAL (0.2%)
BBA Group PLC                                                  9,340        25,864
FKI PLC                                                       23,601        25,847
IMI PLC                                                       16,482        67,560
Invensys PLC                                                  83,331        83,438
Smiths Industries PLC                                         10,887       124,934
                                                                      ------------
                                                                           327,643
                                                                      ------------


                                                           2002 ANNUAL REPORT 73

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

==================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND (Continued)

COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
UNITED KINGDOM (continued)
INSURANCE (0.8%)
CGNU PLC                                                      45,887  $    351,772
Legal & General Group PLC                                    156,808       272,312
Prudential PLC                                                42,833       306,246
Royal & Sun Alliance Insurance Group PLC                      55,179       100,140
                                                                      ------------
                                                                         1,030,470
                                                                      ------------

INVESTMENT COMPANY (0.0%)
Schroders PLC                                                     82           750
                                                                      ------------

MEDICAL PRODUCTS (0.2%)
Amersham PLC                                                  19,143       172,807
SSL International PLC                                          5,503        30,434
                                                                      ------------
                                                                           203,241
                                                                      ------------

METALS & MINING (0.6%)
BHP Billiton PLC                                              47,406       231,400
Corus Group PLC (b)                                           58,790        39,090
Johnson Matthey PLC                                            7,976       107,814
Rio Tinto PLC                                                 21,950       396,636
                                                                      ------------
                                                                           774,940
                                                                      ------------
PAPER PRODUCTS (0.1%)
Bunzl PLC                                                     14,100       100,370
Rexam PLC                                                     12,026        76,811
                                                                      ------------
                                                                           177,181
                                                                      ------------
PHARMACEUTICALS (2.0%)
Boots Co. PLC                                                 16,408       152,738
Glaxosmithkline PLC                                          132,655     2,531,973
                                                                      ------------
                                                                         2,684,711
                                                                      ------------

PRINTING & PUBLISHING (0.4%)
Daily Mail & General Trust                                     2,129        18,653
Pearson PLC                                                   14,827       158,202
Reed International PLC                                        25,100       221,673
Reuters Group PLC                                             37,541       110,712
United Business Media PLC                                     16,557        66,313
                                                                      ------------
                                                                           575,553
                                                                      ------------

RAILROADS (0.0%)
FirstGroup PLC                                                 2,028         6,885
                                                                      ------------

REAL ESTATE (0.3%)
British Land Co. PLC                                          15,214       106,634
Canary Wharf Group PLC (b)                                     9,241        54,216
Great Portland Estates PLC                                    11,394        41,713
Hammerson PLC                                                 11,889        90,863
Land Securities Group PLC                                     10,598       127,089
Slough Estates PLC                                             3,995        20,501
                                                                      ------------
                                                                           441,016
                                                                      ------------

RESTAURANTS (0.2%)
Compass Group PLC                                             45,598  $    202,066
Whitbread PLC                                                 12,050       103,027
                                                                      ------------
                                                                           305,093
                                                                      ------------

RETAIL (0.6%)
Dixons Group PLC                                              50,421       150,273
Great Universal Stores PLC                                    23,858       215,557
Marks & Spencer PLC                                           45,946       269,021
Next PLC                                                       5,565        77,487
Signet Group PLC                                              49,712        69,219
                                                                      ------------
                                                                           781,557
                                                                      ------------

SEMICONDUCTORS (0.0%)
Arm Holdings PLC (b)                                          21,432        18,945
                                                                      ------------

TELECOMMUNICATIONS (2.3%)
BT Group PLC                                                 182,836       519,175
Cable & Wireless PLC                                          59,391       137,517
Vodafone Group PLC                                         1,496,615     2,405,845
                                                                      ------------
                                                                         3,062,537
                                                                      ------------
TOBACCO (0.4%)
British American Tobacco PLC                                  32,454       332,064
Imperial Tobacco Group PLC                                    14,494       226,759
                                                                      ------------
                                                                           558,823
                                                                      ------------
TRANSPORTATION (0.1%)
Airtours PLC                                                   8,418         2,206
Associated British Ports Holdings PLC                          4,727        29,582
Exel PLC                                                      10,929       112,337
Peninsular & Oriental Steam Navigation Co.                    12,645        37,637
Stagecoach Group PLC                                           2,112           487
                                                                      ------------
                                                                           182,249
                                                                      ------------

UTILITIES (0.7%)
Centrica PLC                                                  88,363       251,603
International Power PLC (b)                                   37,603        58,536
Scottish & Southern Energy PLC                                16,062       159,318
Scottish Power PLC                                            43,376       238,195
Severn Trent PLC                                              10,208       105,405
United Utilities PLC                                           9,134        84,455
                                                                      ------------
                                                                           897,512
                                                                      ------------

WATER/SEWER (0.1%)
AWG plc (b)                                                    8,168        49,582
Kelda Group PLC                                                6,230        36,843
                                                                      ------------
                                                                            86,425
                                                                      ------------
                                                                        33,706,491
                                                                      ------------

TOTAL COMMON STOCKS                                                    115,780,922
                                                                      ------------


                                                           2002 ANNUAL REPORT 74

================================================================================


COMMON STOCKS (continued)
==================================================================================

                                                       SHARES OR
                                                   PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------
AUSTRALIA (0.2%)
MULTI-MEDIA (0.2%)
The News Corp. Ltd.                                           46,033  $    227,380
                                                                      ------------
----------------------------------------------------------------------------------
GERMANY (0.0%)

AUTOMOTIVE (0.0%)
Volkswagen AG                                                  1,653        44,444
                                                                      ------------
UTILITIES (0.0%)
RWE AG                                                            23           576
                                                                      ------------
                                                                            45,020
                                                                      ------------

TOTAL PREFERRED STOCKS                                                     272,400
                                                                      ------------

U.S. GOVERNMENT OBLIGATIONS (2.0%)
==================================================================================
U.S.TREASURY BILLS (2.0%)
1.53 - 1.61%, 12/19/02 (c)                         $       2,600,000     2,594,488
                                                                      ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                        2,594,488
                                                                      ------------


REPURCHASE AGREEMENT (4.8%)
==================================================================================

Fifth Third Bank, 1.67%, dated 10/31/02,
  due 11/01/02, repurchase price $6,310,057
  (Fully collateralized by Freddie Mac Security)   $       6,309,764  $  6,309,764
                                                                      ------------
TOTAL REPURCHASE AGREEMENT                                               6,309,764
                                                                      ------------
TOTAL INVESTMENTS (COST $136,590,987) (A) - 94.6%                      124,957,574

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.4%                             7,173,796
                                                                      ------------
NET ASSETS - 100.0%                                                   $132,131,370
                                                                      ============

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Denotes a non-income producing security.
(c)  Pledged as collateral for futures.
ADR American Depositary Receipt

At October 31, 2002, the Fund's open long futures contracts were as follows:

                                                             Unrealized
                       Delivery   Contract      Market      Appreciation/
Currency                 Date       Value        Value     (Depreciation)
--------------------------------------------------------------------------
Short:
British Pound          11/25/02  $   428,120  $   429,545  $       (1,425)
Euro                   11/25/02      393,680      395,610          (1,930)
Japanese Yen           11/25/02      245,078      245,214            (136)
Swiss Franc            11/25/02       67,326       67,809            (483)
                                 -----------------------------------------
Total Short Contracts            $ 1,134,204  $ 1,138,178  $       (3,974)
                                 =========================================

Long:
British Pound          11/25/02  $ 4,062,068  $ 4,100,207  $       38,139
Euro                   11/25/02    3,338,990    3,387,409          48,419
Japanese Yen           11/25/02    2,135,626    2,166,059          30,433
Swiss Franc            11/25/02    1,401,080    1,423,994          22,914
                                 -----------------------------------------
Total Long Contracts             $10,937,764  $11,077,669  $      139,905
                                 =========================================

At October 31, 2002, the Fund's forward currency contracts were as follows:

                                                          Market Value     Unrealized
                Number of        Long                      Covered By     Appreciation
                Contracts     Contracts      Expirations    Contracts    (Depreciation)
--------------  ---------  ----------------  -----------  -------------  ---------------
Australia              16  S&P 200 Index        12/31/02  $     677,100  $        7,732
Europe                245  DJ Euro Stoxx 50     12/20/02      6,109,260         116,159
Europe                  5  CAC40 10 Euro        12/01/02        155,725           2,905
Europe                  8  DAX Index            12/20/02        631,415          44,538
Europe                  1  IBEX 35 Index        11/15/02         60,715           2,788
Europe                  1  Milan MIB 30 Ind     12/23/02        118,113           7,375
Hong Kong               6  Hang Seng Index      12/01/02        361,605         (12,811)
Japan                  54  Topix Index          12/12/02      3,788,507         (54,013)
United Kingdom         75  FTSE 100 Index       12/20/02      4,725,774         (79,252)
                                                          -------------  ---------------
                                                          $  16,628,214  $       35,421
                                                          =============  ===============


SEE NOTES TO FINANCIAL STATEMENTS.


                                                           2002 ANNUAL REPORT 75

NATIONWIDE BOND INDEX FUND                     Class A Shares symbol: NBXAX
                                               Class B Shares symbol: NBXBX
                                               Institutional Class symbol: NBXIX

================================================================================


HOW DID THE FUND PERFORM?

The Fund returned 5.01%* versus 5.89% for its benchmark, the Lehman Brothers Aggregate Bond Index.

For broader comparison, the S&P 500 Index returned -15.11% for the period.

WHAT MARKET/ECONOMIC FACTORS INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The weak state of the U.S. economy was the dominant factor affecting portfolio performance. Many economists expected the series of interest-rate cuts enacted by the Federal Reserve in 2001 to spur an economic expansion in the past year. However, these actions did not have the anticipated impact-even though the fed funds rate, at 1.75% (as of October 31), marked its lowest level in nearly 40 years. Thus, with a slow economy and interest rates at significant lows, prices of most high-quality bonds rose.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

Within this environment, long-term, government-guaranteed securities generated the highest return. Although the government sector within the Index returned 6.41%, this sector was led by bonds with 10-year maturities, which returned 12.93% as a group.

The mortgage sector also generated a positive return as the yield spread-the difference between the yields of two bonds of the same maturity, but different quality- of this market rewarded investors for the risk of prepayment that is inherent in these bonds.

Corporate bonds, however, were laden with weak issues in the communications, energy and automotive sectors. Our credit analysts helped the Fund to avoid much of the damage, although several holdings did drag down performance relative to the benchmark.

HOW IS THE FUND POSITIONED?

The Fund is managed to minimize tracking error-the difference between the Fund's return and that of the Index-by keeping a neutral exposure to the three major bond market investment sectors-governments, mortgages and corporates.

Within the corporate sector, we match the Index's industry exposure and duration in an attempt to add value to the return with specific security research and selection.

Within the government sector, we have neutral duration exposure. We attempt to maintain an overweight position in Agencies over Treasuries to capitalize on the higher yields available in these areas within the present low-interest-rate environment.

Within the mortgage sector, the move to lower interest rates has resulted in a spike in refinancing, which limits the mortgages' price appreciation and reduces their investment yield. With this in mind, we tend to avoid mortgages with a high probability toward prepayment and focus on lower-coupon, lower-priced mortgages.

Given our strategies in these three areas, we believe that the Fund is in a good position to take advantage of technical market situations while remaining within the definition of passive management.

Portfolio Manager: Fund Asset Management, L.P.-Subadviser

* Performance of Class A shares without sales charge and assuming all distributions are reinvested.

Portfolio Market Value: $254,770,645
October 31, 2002

Average Annual Total Return
(For Periods Ended October 31, 2002)

                        1 Yr.   5 Yr.   Inception(1)
----------------------------------------------------
Class A    w/o SC(2)     5.01%   7.02%         7.78%
           w/SC(3)      -1.05%   5.75%         6.65%

Class B(4) w/o SC2       4.38%   6.89%         7.66%
           w/SC(5)      -0.62%   6.58%         7.53%

Institutional Class(6)   5.46%   7.30%         8.04%

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.

1 Commenced operations on December 29, 1999 and from that date until October 15, 2001, the Fund invested all of its assets in the Master Aggregate Bond Index Series (the Series). The returns shown above include the performance of the Series from its inception on April 3, 1997 through December 29, 1999 and are not adjusted for the Fund's higher expenses and, therefore, the Fund's actual returns would have been lower.

2    These returns do not reflect the effects of sales charges (SC).

3    A 5.75% front-end sales charge was deducted.

4 These returns include performance based on Class A shares, which was achieved prior to the creation of Class B shares (10/12/01). These returns have been restated for sales charges but not for fees applicable to Class B shares, which include a 1.00% 12b-1 fee. Had Class B been in existence for the time periods presented, the performance of Class B would have been lower as a result of the additional expense.

5 A 5.00% maximum contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.

6    Not subject to any sales charges.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NMF Bond Index Fund     Benchmarks

Date        Class A  LB Aggregate Bond   CPI
4/3/1997      9,425             10,000  10,000
10/31/1998   11,182             11,883  10,250
10/31/2000   11,831             12,817  10,875
10/31/2002   14,323             15,548  11,341

Comparative performance of $10,000 invested in Class A shares of the Nationwide Bond Index Fund, the Lehman Brothers Aggregate Bond Index (LB Aggregate Bond)
(a), and the Consumer Price Index (CPI) (b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The LB Aggregate Bond consists of investment grade debt issues that have at least $100 million par amount outstanding and at least one year to final maturity.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                           2002 ANNUAL REPORT 76

Statement of Investments
October 31, 2002

================================================================================


NATIONWIDE BOND INDEX FUND

U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS (71.4%)
================================================================================

                                                          PRINCIPAL
                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (34.3%)
5.75%, 07/15/03                                          $  3,155,000  $  3,247,416
7.18%, 06/27/06                                                55,000        63,691
4.88%, 03/15/07                                             2,960,000     3,179,067
5.13%, 07/15/12                                             1,185,000     1,238,574
6.75%, 09/15/29                                               945,000     1,083,770
6.25%, 07/15/32                                               765,000       828,307
Gold, Pool #G10940, 6.50%, 11/01/11                           276,122       291,247
Gold, Pool #E00507, 7.50%, 09/01/12                            41,648        44,288
Gold, Pool #G11003, 7.50%, 04/01/15                            54,516        57,961
Gold, Pool #G11164, 7.00%, 05/01/15                           200,020       211,773
Gold, Pool #E81396, 7.00%, 10/01/15                            77,110        81,624
Gold, Pool #E81394, 7.50%, 10/01/15                           295,337       313,940
Gold, Pool #E84097, 6.50%, 12/01/15                            85,440        89,734
Gold, Pool #E82132, 7.00%, 01/01/16                           116,381       123,193
Gold, Pool #E82815, 6.00%, 03/01/16                           286,538       298,697
Gold, Pool #E83231, 6.00%, 04/01/16                           158,890       165,542
Gold, Pool #E83046, 7.00%, 04/01/16                            72,919        77,187
Gold, Pool #E83355, 6.00%, 05/01/16                           450,045       468,885
Gold, Pool #G11122, 6.50%, 05/01/16                           301,829       317,001
Gold, Pool #E83933, 6.50%, 05/01/16                            66,452        69,751
Gold, Pool #E00985, 6.00%, 06/01/16                           322,797       336,311
Gold, Pool #E84236, 6.50%, 06/01/16                           233,253       244,834
Gold, Pool #E00996, 6.50%, 07/01/16                            79,757        83,717
Gold, Pool #E85387, 6.00%, 09/01/16                           848,034       883,534
Gold, Pool #E85800, 6.50%, 10/01/16                            93,278        97,909
Gold, Pool #E86183, 6.00%, 11/01/16                            65,511        68,253
Gold, Pool #E01083, 7.00%, 11/01/16                            97,687       103,380
Gold, Pool #E11207, 7.00%, 11/01/16                           396,249       419,441
Gold, Pool #E86533, 6.00%, 12/01/16                           193,334       201,428
Gold, Pool #C01095, 6.00%, 01/01/17                           225,882       235,338
Gold, Pool #E87584, 6.00%, 01/01/17                           260,528       271,435
Gold, Pool #E87446, 6.50%, 01/01/17                           111,643       117,167
Gold, Pool #E88076, 6.00%, 02/01/17                           132,127       137,645
Gold, Pool #C88134, 6.00%, 03/01/17                            87,634        91,293
Gold, Pool #C88768, 6.00%, 03/01/17                           740,062       771,043
Gold, Pool #C01138, 6.50%, 03/01/17                           171,073       179,537
Gold, Pool #E89151, 6.00%, 04/01/17                           178,564       186,020
Gold, Pool #C01139, 6.00%, 04/01/17                           463,490       482,843
Gold, Pool #E89347, 6.00%, 04/01/17                            89,861        93,613
Gold, Pool #E89217, 6.00%, 04/01/17                           178,434       185,885
Gold, Pool #E89203, 6.50%, 04/01/17                           167,083       175,349
Gold, Pool #E89788, 6.00%, 05/01/17                           186,658       194,452
Gold, Pool #C01156, 6.50%, 05/01/17                           458,165       480,831
Gold, Pool #C90313, 6.00%, 06/01/17                           182,012       189,612
Gold, Pool #E90227, 6.00%, 06/01/17                           273,852       285,287
Gold, Pool #C90667, 6.00%, 07/01/17                           197,139       205,371
Gold, Pool #C01205, 6.50%, 08/01/17                           288,594       302,872
Gold, Pool #C00351, 8.00%, 07/01/24                            32,416        34,930
Gold, Pool #D60780, 8.00%, 06/01/25                            46,055        49,612
Gold, Pool #D82854, 7.00%, 10/01/27                           149,908       156,858
Gold, Pool #C00566, 7.50%, 12/01/27                           191,220       202,750
Gold, Pool #C16221, 7.00%, 10/01/28                            16,227        16,965


                                                         PRINCIPAL
                                                           AMOUNT         VALUE
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
Gold, Pool #C18271, 7.00%, 11/01/28                      $    174,173  $    182,085
Gold, Pool #C24416, 8.50%, 02/01/29                            17,455        18,678
Gold, Pool #C00836, 7.00%, 07/01/29                           162,522       169,796
Gold, Pool #C31282, 7.00%, 09/01/29                            90,528        94,580
Gold, Pool #C31285, 7.00%, 09/01/29                           591,489       617,964
Gold, Pool #C37436, 8.00%, 01/01/30                           126,200       134,875
Gold, Pool #C36429, 7.00%, 02/01/30                           305,612       319,135
Gold, Pool #E36306, 7.00%, 02/01/30                           223,191       233,067
Gold, Pool #C00921, 7.50%, 02/01/30                           198,369       209,594
Gold, Pool #C37703, 7.50%, 04/01/30                           186,164       196,699
Gold, Pool #C41385, 8.00%, 08/01/30                            98,463       105,113
Gold, Pool #C41561, 8.00%, 08/01/30                            72,770        77,684
Gold, Pool #C43550, 7.00%, 10/01/30                           343,552       358,753
Gold, Pool #C44017, 7.50%, 10/01/30                            66,398        70,155
Gold, Pool #C44978, 7.00%, 11/01/30                           172,231       179,852
Gold, Pool #C44535, 7.50%, 11/01/30                           219,978       232,426
Gold, Pool #C44957, 8.00%, 11/01/30                           119,333       127,392
Gold, Pool #C55715, 7.00%, 12/01/30                           103,566       108,148
Gold, Pool #C01103, 7.50%, 12/01/30                           192,659       203,561
Gold, Pool #C01116, 7.50%, 01/01/31                           217,314       229,612
Gold, Pool #C47287, 7.50%, 02/01/31                           239,194       252,730
Gold, Pool #C48206, 7.50%, 03/01/31                           121,420       128,291
Gold, Pool #C52136, 7.00%, 05/01/31                           319,590       333,706
Gold, Pool #C01209, 8.00%, 06/01/31                           114,258       121,975
Gold, Pool #C58454, 7.50%, 07/01/31                           243,706       257,496
Gold, Pool #C56769, 8.00%, 08/01/31                           399,816       426,797
Gold, Pool #C58215, 6.50%, 09/01/31                           138,445       143,645
Gold, Pool #G01311, 7.00%, 09/01/31                           352,814       368,425
Gold, Pool #C01222, 7.00%, 09/01/31                           433,695       452,850
Gold, Pool #G01315, 7.00%, 09/01/31                           149,084       155,681
Gold, Pool #C01244, 6.50%, 10/01/31                         1,778,766     1,845,574
Gold, Pool #C58694, 7.00%, 10/01/31                           895,070       934,604
Gold, Pool #C58647, 7.00%, 10/01/31                           109,972       114,830
Gold, Pool #607632, 6.50%, 11/01/31                            59,951        62,147
Gold, Pool #C60991, 6.50%, 11/01/31                           285,410       296,129
Gold, Pool #C60012, 7.00%, 11/01/31                           335,415       350,229
Gold, Pool #C61298, 8.00%, 11/01/31                           169,455       180,890
Gold, Pool #C61105, 7.00%, 12/01/31                           345,916       361,194
Gold, Pool #C01305, 7.50%, 12/01/31                           197,982       209,184
Gold, Pool #C63171, 7.00%, 01/01/32                           344,926       360,160
Gold, Pool #C62218, 7.00%, 01/01/32                           287,323       300,013
Gold, Pool #C01355, 6.50%, 02/01/32                           670,135       695,304
Gold, Pool #C65466, 6.50%, 03/01/32                         1,856,809     1,926,633
Gold, Pool #C64668, 6.50%, 03/01/32                           464,838       482,318
Gold, Pool #C01310, 6.50%, 03/01/32                         4,709,606     4,886,708
Gold, Pool #C66191, 6.50%, 04/01/32                           490,934       509,395
Gold, Pool #C66088, 6.50%, 04/01/32                         1,536,323     1,594,096
Gold, Pool #C01343, 6.50%, 04/01/32                           961,941       998,114
Gold, Pool #C66192, 6.50%, 04/01/32                           273,270       283,546
Gold, Pool #C66744, 7.00%, 04/01/32                           328,250       342,761
Gold, Pool #G01391, 7.00%, 04/01/32                           778,561       813,011
Gold, Pool #C65717, 7.50%, 04/01/32                           286,724       302,942


                                                           2002 ANNUAL REPORT 77

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NATIONWIDE BOND INDEX FUND (Continued)

U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS (continued)
================================================================================

                                                         PRINCIPAL
                                                          AMOUNT          VALUE
-----------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
Gold, Pool #C01370, 8.00%, 04/01/32                      $    266,450  $    284,436
Gold, Pool #C66919, 6.50%, 05/01/32                           320,787       332,850
Gold, Pool #C67313, 6.50%, 05/01/32                           555,397       576,282
Gold, Pool #C67259, 7.00%, 05/01/32                           274,040       286,155
Gold, Pool #C01364, 6.50%, 06/01/32                         1,130,963     1,173,492
Gold, Pool #C67996, 6.50%, 06/01/32                           337,880       350,586
Gold, Pool #C68290, 7.00%, 06/01/32                           287,508       300,218
Gold, Pool #C69951, 6.50%, 08/01/32                         1,258,774     1,306,109
Gold, Pool #C01385, 6.50%, 08/01/32                         1,265,615     1,313,207
Gold, Pool #C01396, 6.50%, 09/01/32                           894,817       928,466
Gold, Pool #C71089, 7.50%, 09/01/32                           399,773       422,385
TBA, 5.00%, 11/01/17                                          700,000       709,030
TBA, 5.50%, 11/01/17                                        4,120,000     4,248,132
TBA, 6.00%, 11/01/17                                          300,000       312,281
TBA, 6.50%, 11/01/17                                          900,000       944,156
TBA, 5.50%, 11/01/32                                        1,042,000     1,053,723
TBA, 6.00%, 11/01/32                                       12,287,000    12,640,252
TBA, 6.50%, 11/01/32                                        2,285,000     2,369,259
TBA, 7.00%, 11/01/32                                        2,225,000     2,318,005
TBA, 7.50%, 11/01/32                                          625,000       660,351
                                                                       ------------
                                                                         76,627,085
                                                                       ------------

-----------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.1%)
4.63%, 05/15/03                                               520,000       528,488
5.45%, 10/10/03                                                10,000        10,365
6.85%, 04/05/04                                                10,000        10,707
3.50%, 09/15/04                                             9,485,000     9,773,315
5.75%, 02/15/08                                             3,980,000     4,425,087
6.63%, 11/15/10                                             3,365,000     3,899,914
5.38%, 11/15/11                                             1,260,000     1,345,390
Pool #560868, 7.50%, 02/01/31                                 153,946       162,841
Pool #607559, 6.50%, 11/01/31                                 126,051       130,670
                                                                       ------------
                                                                         20,286,777
                                                                       ------------

-----------------------------------------------------------------------------------
FINANCING CORPORATION (0.0%)
9.80%, 11/30/17                                                30,000        44,141
                                                                       ------------

-----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (7.3%)
Pool #279461, 9.00%, 11/15/19                                  34,810        38,654
Pool #780678, 6.50%, 11/15/27                                 103,727       108,592
Pool #457801, 7.00%, 08/15/28                                 212,129       223,117
Pool #490258, 6.50%, 02/15/29                                 196,082       204,591
Pool #486936, 6.50%, 02/15/29                                 215,255       224,595
Pool #487053, 7.00%, 03/15/29                                 232,418       244,325
Pool #509099, 7.00%, 06/15/29                                 348,419       366,269
Pool #434505, 7.50%, 08/15/29                                  54,459        57,941
Pool #416538, 7.00%, 10/15/29                                 145,849       153,320
Pool #524269, 8.00%, 11/15/29                                 253,992       272,301
Pool #525561, 8.00%, 01/15/30                                 212,589       227,775
Pool #536334, 7.50%, 10/15/30                                  37,426        39,799
Pool #519020, 7.50%, 11/15/30                                 116,331       123,707

                                                          PRINCIPAL
                                                            AMOUNT         VALUE
-----------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (continued)
Pool #540659, 7.00%, 01/15/31                            $    159,204  $    167,198
Pool #535388, 7.50%, 01/15/31                                 200,000       212,643
Pool #486019, 7.50%, 01/15/31                                 161,313       171,511
Pool #537406, 7.50%, 02/15/31                                 102,675       109,166
Pool #528589, 6.50%, 03/15/31                                 222,111       231,525
Pool #533723, 7.50%, 04/15/31                                 225,000       239,224
Pool #544470, 8.00%, 04/15/31                                 311,824       334,054
Pool #541499, 6.50%, 07/15/31                                 348,794       363,577
Pool #781319, 7.00%, 07/15/31                                 353,880       371,928
Pool #549742, 7.00%, 07/15/31                                 387,744       407,214
Pool #485879, 7.00%, 08/15/31                                 366,382       384,779
Pool #781328, 7.00%, 09/15/31                                 802,464       843,406
Pool #555125, 7.00%, 09/15/31                                 361,317       379,459
Pool #485857, 6.50%, 10/15/31                                 176,892       184,388
Pool #571267, 7.00%, 10/15/31                                 236,078       247,931
Pool #568201, 6.50%, 11/15/31                                 265,237       276,478
Pool #547948, 6.50%, 11/15/31                                 275,698       287,383
Pool #574837, 7.50%, 11/15/31                                 276,219       293,681
Pool #427546, 6.50%, 12/15/31                                 350,000       364,822
Pool #555171, 6.50%, 12/15/31                                 218,913       228,191
Pool #781380, 7.50%, 12/15/31                                 371,108       394,643
Pool #580972, 6.50%, 02/15/32                                 342,846       357,371
Pool #579669, 6.50%, 03/15/32                                 842,628       878,326
Pool #581925, 6.50%, 05/15/32                                 229,569       239,295
Pool #569426, 6.50%, 05/15/32                                 696,573       726,084
Pool #596657, 7.00%, 10/15/32                                 400,040       420,131
TBA, 6.00%, 11/01/32                                        2,870,000     2,965,966
TBA, 6.50%, 11/01/32                                        1,000,000     1,041,249
TBA, 7.00%, 11/01/32                                          650,000       682,500
TBA, 7.50%, 11/01/32                                          200,000       212,562
                                                                       -------------
                                                                         16,301,671
                                                                       -------------

------------------------------------------------------------------------------------
TENNESSEE VALLEY AUTHORITY (0.0%)
6.25%, 12/15/17                                                85,000        95,379
                                                                       -------------

------------------------------------------------------------------------------------
U.S. TREASURY BONDS (7.1%)
8.75%, 11/15/08                                                35,000        37,589
8.75%, 05/15/17                                             3,245,000     4,619,815
8.50%, 02/15/20                                             2,455,000     3,473,442
8.75%, 08/15/20                                               150,000       217,336
6.25%, 08/15/23                                             3,050,000     3,502,376
6.38%, 08/15/27                                             3,070,000     3,594,298
5.38%, 02/15/31                                               470,000       496,089
                                                                       -------------
                                                                         15,940,945
                                                                       -------------

------------------------------------------------------------------------------------
U.S. TREASURY NOTES (13.6%)
5.75%, 11/30/02                                               120,000       120,389
4.25%, 05/31/03                                             1,070,000     1,087,888
3.63%, 08/31/03                                             5,925,000     6,035,134
3.00%, 01/31/04                                               335,000       341,452
4.75%, 02/15/04                                               630,000       656,731


                                                           2002 ANNUAL REPORT 78


================================================================================


U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS (continued)
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT         VALUE
------------------------------------------------------------------------------------
U.S. TREASURY NOTES (continued)
5.88%, 02/15/04                                          $    100,000  $    105,679
5.25%, 05/15/04                                               695,000       734,337
5.88%, 11/15/04                                             3,810,000     4,127,647
5.75%, 11/15/05                                             6,525,000     7,215,476
3.50%, 11/15/06                                             1,070,000     1,109,701
4.38%, 05/15/07                                             4,305,000     4,614,904
3.25%, 08/15/07                                             1,750,000     1,790,264
4.88%, 02/15/12                                             1,625,000     1,752,166
4.38%, 08/15/12                                               705,000       731,878
                                                                       -------------
                                                                         30,423,646
                                                                       -------------

TOTAL U.S. GOVERNMENT AND AGENCY LONG-TERM OBLIGATIONS                  159,719,644
                                                                       -------------

CORPORATE BONDS (25.8%)
================================================================================

AEROSPACE (0.4%)
Lockheed Martin Corp., 7.25%, 05/15/06                        200,000       224,777
Northrop Grumman Corp., 7.13%, 02/15/11                        85,000        94,674
Raytheon Co., 6.50%, 07/15/05                                 135,000       142,083
United Technologies Corp., 6.35%, 03/01/11                    375,000       416,181
                                                                       -------------
                                                                            877,715
                                                                       -------------

------------------------------------------------------------------------------------
AIRLINES (0.2%)
Continental Airlines, 6.56%, 02/15/12                         395,000       405,055
Southwest Airlines Corp., 8.00%, 03/01/05                      40,000        44,410
Southwest Airlines Corp., 7.88%, 09/01/07                      24,000        26,759
                                                                       -------------
                                                                            476,224
                                                                       -------------

------------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.2%)
Countrywide Home Loan, 5.63%, 07/15/09                        500,000       511,740
                                                                       -------------

------------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.1%)
Delphi Auto Systems Corp., 6.55%, 06/15/06                    120,000       126,176
Visteon Corp., 8.25%, 08/01/10                                150,000       155,195
                                                                       -------------
                                                                            281,371
                                                                       -------------

------------------------------------------------------------------------------------
AUTOMOBILES                                                    (0.3%)
DaimlerChrysler, 6.40%, 05/15/06                              350,000       370,850
Ford Motor Co., 7.45%, 07/16/31                               300,000       229,204
                                                                       -------------
                                                                            600,054
                                                                       -------------

------------------------------------------------------------------------------------
BANKING (3.7%)
Anadarko Finance Co., 6.75%, 05/01/11                         200,000       223,019
Andina de Fomento Corp., 6.88%, 03/15/12                      400,000       400,363
Banc One Corp., 7.88%, 08/01/10                               100,000       119,063
Bank of America, 5.88%, 02/15/09                              400,000       427,224
Bank of New York Co., Inc., 5.20%, 07/01/07                    60,000        64,183
Bank One Corp., 6.88%, 08/01/06                               115,000       128,826
Bank One Corp., 4.13%, 09/01/07                               215,000       219,834
Bank One Corp., 8.00%, 04/29/27                               122,000       147,099

                                                          PRINCIPAL
                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------
BANKING (continued)
BB&T Corp., 6.50%, 08/01/11                              $    300,000  $    335,571
BHP Finance Corp., 6.42%, 03/01/26                            135,000       139,384
BSCH Issuances Ltd., 7.63%, 09/14/10                          100,000       105,510
Citigroup, Inc., 5.70%, 02/06/04                              500,000       522,240
Citigroup, Inc., 6.63%, 06/15/32                              115,000       117,172
Deutsche Bank Financial, 7.50%, 04/25/09                      100,000       114,608
First Union Corp., 7.55%, 08/18/05                            220,000       247,170
FleetBoston Financial Corp., 7.25%, 09/15/05                  250,000       269,272
HSBC Holdings PLC, 7.50%, 07/15/09                            255,000       296,109
Inter-American Development Bank, 4.38%, 09/20/12              510,000       508,426
Inter-American Development Bank, 6.80%, 10/15/25              470,000       544,480
International Bank for Reconstruction & Development,
  3.50%, 10/22/04                                             150,000       154,542
JP Morgan Chase & Co., 6.63%, 03/15/12                        290,000       310,778
KFW International Finance, Inc., 4.75%, 01/24/07              305,000       323,838
Korea Development Bank, 7.13%, 04/22/04                       135,000       144,059
Marshall & Ilsley, Inc., 4.13%, 09/04/07                      125,000       128,193
MBNA America Bank, 6.88%, 07/15/04                            250,000       260,051
Mellon Funding Corp., 6.88%, 03/01/03                         378,000       384,143
National City Bank Corp., 4.00%, 09/28/07                     300,000       306,465
Regions Financial Corp., 6.38%, 05/15/12                      150,000       165,645
U.S. Bancorp, 1.97%, 09/16/05                                 300,000       299,859
Wells Fargo & Co., 7.25%, 08/24/05                            400,000       448,254
Wells Fargo & Co., 6.45%, 02/01/11                            350,000       388,945
                                                                       -------------
                                                                          8,244,325
                                                                       -------------

------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.1%)
Masco Corp., 6.00%, 05/03/04                                  135,000       140,936
                                                                       -------------

------------------------------------------------------------------------------------
CHEMICALS (0.1%)
Chevron Phillips Chemical, 5.38%, 06/15/07                    100,000       104,662
Eastman Chemical, 7.00%, 04/15/12                             145,000       158,502
                                                                       -------------
                                                                            263,164
                                                                       -------------

------------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.1%)
Aramark Services, Inc., 6.38%, 02/15/08                        40,000        40,710
Cendant Corp., 6.88%, 08/15/06                                 80,000        79,600
                                                                       -------------
                                                                            120,310
                                                                       -------------

------------------------------------------------------------------------------------
COMPUTERS (0.2%)
First Data Corp., 6.38%, 12/15/07                             350,000       397,623
IBM Corp., 6.45%, 08/01/07                                    115,000       128,888
                                                                       -------------
                                                                            526,511
                                                                       -------------

------------------------------------------------------------------------------------
DEPARTMENT STORES (0.6%)
Federated Department Stores, 6.63%, 04/01/11                   70,000        73,985
Kimberly-Clark Corp., 7.10%, 08/01/07                         106,000       123,126
KOHL'S Corp., 6.30%, 03/01/11                                  50,000        54,697
Sears Roebuck Acceptance Corp., 7.00%, 06/01/32               260,000       216,805
Target Corp., 10.00%, 01/01/11                                112,000       148,142
Target Corp., 7.00%, 07/15/31                                 295,000       323,467


                                                           2002 ANNUAL REPORT 79

STATEMENT OF INVESTMENTS (CONTINUED)
October 31, 2002

================================================================================


NATIONWIDE BOND INDEX FUND (CONTINUED)


CORPORATE BONDS (CONTINUED)
================================================================================

                                                         PRINCIPAL
                                                           AMOUNT          VALUE
------------------------------------------------------------------------------------
DEPARTMENT STORES (CONTINUED)
Wal-Mart Stores, Inc., 6.88%, 08/10/09                   $    300,000  $    347,785
                                                                       -------------
                                                                          1,288,007
                                                                       -------------

------------------------------------------------------------------------------------
ELECTRIC - INTEGRATED (0.9%)
Amerenenergy Generating Co., 7.95%, 06/01/32                  105,000       112,549
Cincinnati Gas & Electric Corp., 5.70%, 09/15/12              420,000       416,624
Commonwealth Edison Corp., 6.15%, 03/15/12 (b)                200,000       217,658
Conectiv, Inc., 5.30%, 06/01/05 (b)                            45,000        45,634
Consolidated Edison, Inc., 7.15%, 12/01/09                     60,000        69,056
Constellation Energy Group, 6.13%, 09/01/09                   280,000       264,570
Emerson Electric Co., 7.88%, 06/01/05                         115,000       129,270
Pepco Holdings, Inc., 6.45%, 08/15/12 (b)                     180,000       178,987
Public Service Electic & Gas, 5.13%, 09/01/12                 330,000       332,264
Southern Power Co., 6.25%, 07/15/12 (b)                       225,000       235,601
Teco Energy, Inc., 7.00%, 05/01/12                            150,000       121,938
                                                                       -------------
                                                                          2,124,151
                                                                       -------------

------------------------------------------------------------------------------------
ELECTRIC-DISTRIBUTION (0.2%)
Hydro Quebec Corp., 8.88%, 03/01/26                           265,000       368,212
                                                                       -------------

------------------------------------------------------------------------------------
ELECTRONICS (0.6%)
Duke Energy Corp., 6.25%, 01/15/12                            175,000       182,406
Exelon Corp., 6.75%, 05/01/11                                  80,000        85,302
Florida Power & Light, 6.88%, 12/01/05                        225,000       244,957
Midamerican Energy Holdings Co., 5.88%, 10/01/12 (b)          175,000       171,993
Oncor Electric Delivery, 6.38%, 05/01/12 (b)                  165,000       167,874
Progress Energy, Inc., 5.85%, 10/30/08                        105,000       103,338
Progress Energy, Inc., 7.10%, 03/01/11                        140,000       143,492
Raytheon Co., 6.30%, 03/15/05                                 190,000       198,604
Scana Corp., 6.88%, 05/15/11                                   50,000        55,488
                                                                       -------------
                                                                          1,353,454
                                                                       -------------

------------------------------------------------------------------------------------
FARM MACHINERY & EQUIPMENT (0.2%)
Deere & Co., 7.85%, 05/15/10                                  220,000       261,532
Stanley Works, 4.90%, 11/01/12                                 75,000        74,941
                                                                       -------------
                                                                            336,473
                                                                       -------------

------------------------------------------------------------------------------------
FINANCIAL SERVICES (4.3%)
Ace Ina Holdings, 8.30%, 08/15/06                             250,000       281,668
American Express, 6.88%, 11/01/05                             100,000       111,688
American Honda Financial, 2.03%, 10/03/05                     245,000       244,866
Aristar, Inc., 7.38%, 09/01/04                                150,000       161,840
Associates Corp. of North America, 6.95%, 11/01/18            575,000       614,113
Axa Financial, Inc., 7.75%, 08/01/10                          100,000       111,053
Bank of America Corp., 4.88%, 09/15/12                        490,000       487,283
Bear Stearns Co., Inc., 7.63%, 02/01/05                       165,000       180,426
Boeing Capital Corp., 6.10%, 03/01/11                          85,000        84,663
Capital One Bank, 6.88%, 02/01/06                             120,000       108,149
Caterpillar Financial Services Corp., 4.88%, 06/15/07          90,000        94,834
CIT Group Inc., 5.63%, 05/17/04                               105,000       104,107
CitiFinancial Credit Co., 10.00%, 05/15/09                    100,000       125,773

                                                          PRINCIPAL
                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------
FINANCIAL SERVICES (continued)
Citigroup, Inc., 6.50%, 02/07/06                         $    400,000  $    398,624
Countrywide Home Loan, 5.25%, 06/15/04                        140,000       144,301
Equifax, Inc., 4.95%, 11/01/07                                200,000       202,810
Ford Motor Credit Co., 6.88%, 02/01/06                        680,000       626,925
Ford Motor Credit Co., 7.38%, 02/01/11                        350,000       312,796
Ford Motor Credit Co., 7.25%, 10/25/11                        150,000       131,068
General Electric Capital Corp, 6.00%, 06/15/12                150,000       159,341
General Electric Capital Corp., 5.88%, 02/15/12               100,000       105,219
General Electric Capital Corp., 6.75%, 03/15/32               340,000       356,097
General Motors Acceptance Corp., 6.85%, 06/17/04              725,000       737,921
General Motors Acceptance Corp., 7.75%, 01/19/10               50,000        48,802
General Motors Acceptance Corp., 7.00%, 02/01/12              190,000       175,106
General Motors Acceptance Corp., 8.00%, 11/01/31              200,000       178,575
Golden West Financial Corp., 4.75%, 10/01/12                  265,000       259,858
Goldman Sachs Group, Inc., 7.63%, 08/17/05                    525,000       586,284
Household Finance Corp., 7.00%, 05/15/12                      225,000       201,495
International Bank For Reconciliation & Development,
  4.75%, 04/30/04                                             635,000       663,535
International Lease Finance Corp., 5.35%, 05/03/04            200,000       204,425
John Hancock Financial Services, 5.63%, 12/01/08              100,000       102,987
JP Morgan & Co., 6.25%, 01/15/09                              100,000       104,786
Lehman Brothers Holdings, Inc., 6.63%, 04/01/04               200,000       210,579
Lehman Brothers Holdings, Inc., 7.00%, 02/01/08               325,000       360,567
Lehman Brothers Holdings, Inc., 7.88%, 08/15/10                97,000       112,237
Morgan Stanley Dean Witter, 7.13%, 01/15/03                   100,000       101,007
Morgan Stanley Dean Witter, 7.75%, 06/15/05                   200,000       221,450
Morgan Stanley Dean Witter, 6.10%, 04/15/06                   300,000       322,114
Nisource Finance Corp., 7.63%, 11/15/05                        70,000        68,803
                                                                       -------------
                                                                          9,808,175
                                                                       -------------

------------------------------------------------------------------------------------
FOOD & RELATED (1.2%)
Anheuser-Busch Co, Inc., 6.00%, 11/01/41                      250,000       253,796
Archer-Daniels-Midland, 5.94%, 10/01/32                       285,000       272,447
Coca-Cola Enterprises, Inc., 6.13%, 08/15/11                  160,000       175,869
Coca-Cola Enterprises, Inc., 6.75%, 09/15/28                  145,000       156,772
Kellogg Co., 6.00%, 04/01/06                                  163,000       177,398
Kraft Foods, Inc., 4.63%, 11/01/06                             40,000        41,844
Kraft Foods, Inc., 5.63%, 11/01/11                            260,000       275,315
Kroger Co., 6.20%, 06/15/12                                   170,000       178,004
Kroger Co., 7.50%, 04/01/31                                   135,000       145,017
Pepsi Bottling Holdings, Inc., 5.38%, 02/17/04 (b)            120,000       125,215
PepsiCo, Inc., 4.50%, 09/15/04                                 80,000        83,268
Safeway, Inc., 6.15%, 03/01/06                                150,000       162,398
Safeway, Inc., 7.25%, 02/01/31                                 70,000        76,547
Sara Lee Corp., 6.25%, 09/15/11                               125,000       138,449
Supervalu, Inc., 7.50%, 05/15/12                              125,000       122,425
Tyson Foods, Inc., 6.63%, 10/01/04                            220,000       232,480
Unilever Capital Corp., 7.13%, 11/01/10                       150,000       175,936
                                                                       -------------
                                                                          2,793,180
                                                                       -------------


                                                           2002 ANNUAL REPORT 80

================================================================================


CORPORATE BONDS (continued)

                                                          PRINCIPAL
                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------
HEALTHCARE SERVICES (0.4%)
Eli Lilly & Co., 7.13%, 06/01/25                         $    200,000  $    230,335
Health Care Property Investors, Inc., 6.45%, 06/25/12          95,000        95,974
PSE&G Power LLC, 6.95%, 06/01/12 (b)                          125,000       108,750
Tenet Healthcare Corp., 5.00%, 07/01/07                       200,000       206,008
The Healthcare Co., 6.30%, 10/01/12                           225,000       217,588
                                                                       -------------
                                                                            858,655
                                                                       -------------

------------------------------------------------------------------------------------
INDUSTRIAL GOODS & SERVICES (0.0%)
Aramark Corp., 6.75%, 08/01/04                                100,000       104,054
                                                                       -------------

------------------------------------------------------------------------------------
INSURANCE (0.3%)
Allstate Corp., 5.38%, 12/01/06                               150,000       158,816
Hartford Life, Inc., 7.38%, 03/01/31                          100,000       104,073
Metlife, Inc., 6.13%, 12/01/11                                200,000       210,051
Principal Life Global Funding, 6.25%, 02/15/12 (b)            150,000       156,914
                                                                       -------------
                                                                            629,854
                                                                       -------------

------------------------------------------------------------------------------------
MANUFACTURING (0.1%)
Cooper Industries, Inc., 5.50%, 11/01/09                      175,000       177,920
                                                                       -------------

------------------------------------------------------------------------------------
METALS & MINERALS (0.1%)
Alcan, Inc., 6.45%, 03/15/11                                   75,000        82,837
Alcoa, Inc., 6.00%, 01/15/12                                  150,000       162,662
Noranda, Inc., 7.25%, 07/15/12                                 75,000        72,208
                                                                       -------------
                                                                            317,707
                                                                       -------------

------------------------------------------------------------------------------------
MULTIMEDIA (0.6%)
AOL Time Warner, Inc., 6.88%, 05/01/12                         75,000        74,092
AT&T Corp., 8.25%, 01/15/03                                   158,000       158,286
Comcast Cable Communications, 6.20%, 11/15/08                 100,000        95,401
Gannet Co., Inc., 5.50%, 04/01/07                             185,000       200,844
Liberty Media Corp., 7.88%, 07/15/09                          190,000       197,176
News America Holdings, Inc., 8.00%, 10/17/16                  200,000       206,620
Time Warner, Inc., 6.88%, 06/15/18                            298,000       268,327
Viacom, Inc., 7.75%, 06/01/05                                 215,000       238,287
                                                                       -------------
                                                                          1,439,033
                                                                       -------------

------------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL (0.1%)
Waste Management, Inc., 6.50%, 05/15/04                       125,000       127,315
                                                                       -------------

------------------------------------------------------------------------------------
OIL & GAS (1.6%)
Apache Corp., 6.25%, 04/15/12                                  30,000        33,368
Apache Corp., 7.63%, 07/01/19                                 100,000       115,226
BP Amoco PLC, 5.90%, 04/15/09                                 200,000       220,978
ChevronTexaco Capital Corp., 3.50%, 09/17/07                   90,000        91,043
ChevronTexaco Capital Corp., 8.63%, 06/30/10                  120,000       148,072
Coastal Corp., 6.50%, 06/01/08                                250,000       177,500
Colonial Pipeline, 7.63%, 04/15/32 (b)                        165,000       186,926
Conoco, Inc., 6.95%, 04/15/29                                 170,000       186,700
Consolidated Natural Gas, Inc., 5.38%, 11/01/06                60,000        61,897


                                                           PRINCIPAL
                                                             AMOUNT         VALUE
------------------------------------------------------------------------------------
OIL & GAS (CONTINUED)
Consolidated Natural Gas, Inc., 6.25%, 11/01/11          $    264,000  $    273,912
Kinder Morgan Energy Partners, L.P., 6.75%, 03/15/11          155,000       164,002
Kinder Morgan, Inc., 6.65%, 03/01/05                          120,000       125,503
Motiva Enterprises Corp., 5.20%, 09/15/12                     125,000       123,985
Murphy Oil Corp., 6.38%, 05/01/12                             100,000       109,025
Nabors, Inc., 5.38%, 08/15/12                                  70,000        70,339
Ocean Energy, Inc., 4.38%, 10/01/07                           100,000       101,076
Ocean Energy, Inc., 7.25%, 10/01/11                           170,000       191,235
Pemex Project Funding Master, 9.13%, 10/13/10                 235,000       256,149
Phillips Petroleum Co., 8.50%, 05/25/05                       225,000       256,120
Praxair, Inc., 6.50%, 03/01/08                                140,000       157,404
South Carolina Electric & Gas Corp., 4.80%, 10/01/12          250,000       246,389
Transocean Sedco Forex, Inc., 6.63%, 04/15/11                 163,000       172,317
                                                                       -------------
                                                                          3,469,166
                                                                       -------------

------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.2%)
International Paper Co., 8.13%, 07/08/05                       90,000       101,266
Sappi Papier Holding AG, 6.75%, 06/15/12 (b)                   80,000        86,009
Weyerhaeuser Co., 5.95%, 11/01/08                             220,000       228,039
                                                                       -------------
                                                                            415,314
                                                                       -------------

------------------------------------------------------------------------------------
PHARMACEUTICALS (0.1%)
Abbott Laboratories, 5.63%, 07/01/06                          104,000       112,819
                                                                       -------------

------------------------------------------------------------------------------------
REAL ESTATE (0.4%)
Avalonbay Communities, Inc., 6.63%, 09/15/11                  150,000       155,719
BRE Properties, Inc., 5.95%, 03/15/07                         140,000       147,247
EOP Operating, L.P., 6.75%, 02/15/12                          195,000       203,015
Equity Residential Property, 6.88%, 11/01/04                  200,000       214,965
Liberty Property, 7.25%, 03/15/11                              65,000        70,637
New Plan Realty Corp., 5.88%, 06/15/07                         90,000        93,801
Simon Property Group, Inc., 7.75%, 08/15/04                    60,000        64,785
                                                                       -------------
                                                                            950,169
                                                                       -------------

------------------------------------------------------------------------------------
SOVEREIGN (2.1%)
British Columbia, 4.63%, 10/03/06                             100,000       105,827
Credit Suisse, Inc., 5.88%, 08/01/06                          100,000       104,288
Credit Suisse, Inc., 6.13%, 11/15/11                          200,000       202,971
Government of Canada, 5.25%, 11/05/08                         630,000       693,389
Kingdom of Sweden, 6.50%, 03/04/03                            350,000       355,585
Province of Ontario, 5.50%, 10/01/08                          350,000       380,560
Province of Ontario, 7.38%, 01/27/03                          172,000       174,278
Province of Saskatchewan, 8.00%, 07/15/04                     147,000       161,164
Quebec Province, 7.50%, 09/15/29                              500,000       613,761
Republic of Finland, 5.88%, 02/27/06                          300,000       327,146
Republic of Italy, 4.38%, 10/25/06                            675,000       711,241
United Mexican States, 9.88%, 02/01/10                        750,000       874,874
                                                                       -------------
                                                                          4,705,084
                                                                       -------------


                                                           2002 ANNUAL REPORT 81

STATEMENT OF INVESTMENTS (Continued)
OCTOBER 31, 2002

================================================================================


NATIONWIDE BOND INDEX FUND (Continued)

CORPORATE BONDS (continued)
================================================================================

                                                          PRINCIPAL
                                                            AMOUNT         VALUE
------------------------------------------------------------------------------------
SPECIAL PURPOSE ENTITY (3.5%)
Morgan Stanley TRACERS, 5.89%, 03/01/07 (b)              $  7,530,000  $  7,848,519

------------------------------------------------------------------------------------
TELECOMMUNICATIONS (2.3%)
360 Communications Co., 7.50%, 03/01/06                       180,000       198,839
Alltel Corp., 7.00%, 07/01/12                                 110,000       123,890
Ameritech Capital Funding, 6.45%, 01/15/18                    150,000       152,952
AT&T Wireless Services, Inc., 8.13%, 05/01/12                  75,000        65,250
AT&T Wireless Services, Inc., 8.75%, 03/01/31                 190,000       152,000
BellSouth Corp., 6.00%, 10/15/11                              346,000       371,419
British Telecom PLC, 8.38%, 12/15/10                          320,000       375,356
CenturyTel, Inc., 7.88%, 08/15/12 (b)                         120,000       137,307
Citizens Communications Co., 7.63%, 08/15/08                  120,000       120,600
Clear Channel Communications, Inc., 6.00%, 11/01/06           150,000       154,364
Clear Channel Communications, Inc., 7.65%, 09/15/10            90,000        97,710
Deutsche Telekom, 8.25%, 06/15/05                             200,000       215,542
Deutsche Telekom, 8.50%, 06/15/10                             150,000       167,087
France Telecom, 10.00%, 03/01/31                              165,000       186,351
GTE Corp., 6.84%, 04/15/18                                    350,000       336,618
SBC Communications, 6.25%, 03/15/11                           205,000       222,292
SBC Communications, 5.88%, 08/15/12                           220,000       233,816
Sprint Capital Corp., 5.70%, 11/15/03                          90,000        86,470
Sprint Capital Corp., 6.90%, 05/01/19                         350,000       234,995
Telecommunications, Inc., 9.80%, 02/01/12                     520,000       576,247
Time Warner, Inc., 7.75%, 06/15/05                            130,000       133,294
Verizon Global Funding Corp., 6.75%, 12/01/05                 190,000       203,351
Verizon Global Funding Corp., 6.88%, 06/15/12                  80,000        85,339
Verizon New York, Inc., 6.88%, 04/01/12                       235,000       251,307
Vodafone Airtouch PLC, 7.75%, 02/15/10                        150,000       171,429
                                                                       -------------
                                                                          5,053,825
                                                                       -------------

------------------------------------------------------------------------------------
TOBACCO (0.1%)
Philip Morris, 8.25%, 10/15/03                                200,000       208,392
RJ Reynolds Tobacco Holdings, Inc., 6.50%, 06/01/07           115,000       118,883
                                                                       -------------
                                                                            327,275
                                                                       -------------

------------------------------------------------------------------------------------
TRANSPORTATION & SHIPPING (0.5%)
Burlington North Santa Fe, 6.75%, 07/15/11                    140,000       156,463
Canadian National Railway Co., 6.90%, 07/15/28                210,000       227,179
CSX Corp., 7.45%, 05/01/07                                    180,000       203,706
Union Pacific Corp., 5.75%, 10/15/07                          175,000       189,019
United Parcel Service, Inc., 8.38%, 04/01/20                  200,000       254,594
                                                                       -------------
                                                                          1,030,961
                                                                       -------------

TOTAL CORPORATE BONDS                                                    57,681,672
                                                                       -------------


COMMERCIAL MORTGAGE BACKED SECURITIES (2.2%)
================================================================================

                                                         PRINCIPAL
                                                         AMOUNT        VALUE
------------------------------------------------------------------------------------
COMMERCIAL MBS (2.2%)
Security Life of Denver                                  $  5,000,000  $  4,972,315
                                                                       -------------

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                               4,972,315
                                                                       -------------

YANKEE DOLLAR (0.2%)
================================================================================

AGRICULTURAL CHEMICALS (0.0%)
Potash Corporation of Saskatchewan, Inc.,
7.75%, 05/31/11                                                70,000        81,371
                                                                       -------------

DIVERSIFIED MANUFACTURING (0.2%)
Norsk Hydro A/S, 6.36%, 01/15/09                              160,000       172,319
                                                                       -------------

PAPER & RELATED PRODUCTS (0.0%)
Domtar, Inc., 7.88%, 10/15/11                                  90,000       101,479
                                                                       -------------

TOTAL YANKEE DOLLAR                                                         355,169
                                                                       -------------


REPURCHASE AGREEMENT (14.3%)
================================================================================
Fifth Third Bank, 1.67%, dated 10/31/02,
  Due 11/01/02, repurchase price $32,043,331
  (Fully Collateralized by Freddie Mac Securities)         32,041,845    32,041,845
                                                                       -------------

TOTAL REPURCHASE AGREEMENT                                               32,041,845
                                                                       -------------

TOTAL INVESTMENTS (COST $250,372,457) (A) - 113.9%                      254,770,645

LIABILITIES IN EXCESS OF OTHER ASSETS - (13.9)%                         (31,154,946)
                                                                       -------------

NET ASSETS - 100.0%                                                    $223,615,699
                                                                       =============

(a)  See notes to financial statements for unrealized appreciation (depreciation) of securities.
(b)  Represents a restricted security acquired and eligible for resale under rule
     144A, which limits the resale to certain qualified buyers. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

MBS      Mortgage Backed Securities
TBA      To Be Announced
TRACERS  Tradable Custodial Receipts

SEE NOTES TO FINANCIAL STATEMENTS


                                                          2002  ANNUAL REPORT 82

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002

================================================================================

                                                                    NATIONWIDE       NATIONWIDE      NATIONWIDE     NATIONWIDE
                                                                     S&P 500       MID CAP MARKET    SMALL CAP     INTERNATIONAL
                                                                    INDEX FUND       INDEX FUND      INDEX FUND     INDEX FUND
                                                                  --------------  ----------------  ------------  ---------------
ASSETS:
Investments, at value (cost $701,128,938; $106,285,054;
  $49,436,473; $130,281,223 and $218,330,612; respectively)       $ 529,944,706   $    94,889,548   $41,890,869   $  118,647,810
Repurchase agreements, at cost                                       19,593,332         8,319,472     2,525,142        6,309,764
                                                                  --------------  ----------------  ------------  ---------------
    Total Investments                                               549,538,038       103,209,020    44,416,011      124,957,574
                                                                  --------------  ----------------  ------------  ---------------
Cash                                                                          -                 -             -          802,663
Foreign currency, at value (cost $0; $0; $0; $5,912,809
  and $0; respectively)                                                       -                 -             -        5,965,815
Interest and dividends receivable                                       610,492            72,426        31,440          179,996
Receivable for capital shares issued                                          -                 -             -                -
Receivable for investments sold                                               -                 -         1,217            2,455
Unrealized appreciation on forward foreign currency contracts                 -                 -             -          139,905
Receivable from adviser                                                  42,760            10,783         7,681           24,133
Receivable for variation margin on futures contracts                          -                 -             -          160,251
Reclaims receivable                                                           -                 -             -           43,797
Prepaid expenses and other assets                                         1,802               335           271            3,622
                                                                  --------------  ----------------  ------------  ---------------
    Total Assets                                                    550,193,092       103,292,564    44,456,620      132,280,211
                                                                  --------------  ----------------  ------------  ---------------

LIABILITIES:
Distributions payable                                                         -                 -             -                -
Payable for investments purchased                                             -            19,150             -                -
Unrealized depreciation on forward foreign currency contracts                 -                 -             -            3,974
Payable for variation margin on futures contracts                       116,469            12,798        16,150           73,096
Accrued expenses and other payables
  Investment advisory fees                                               57,323            18,006         6,960           29,963
  Fund administration and transfer agent fees                            70,972            12,811         7,424           26,020
  Distribution fees                                                      35,159             3,881         2,215            2,823
  Administrative servicing fees                                          61,916             2,189         1,252            1,385
  Other                                                                  59,347             8,843         7,243           11,580
                                                                  --------------  ----------------  ------------  ---------------
    Total Liabilities                                                   401,186            77,678        41,244          148,841
                                                                  --------------  ----------------  ------------  ---------------

NET ASSETS                                                        $ 549,791,906   $   103,214,886   $44,415,376   $  132,131,370
                                                                  ==============  ================  ============  ===============

REPRESENTED BY:
Capital                                                           $ 746,827,938   $   115,754,542   $52,988,360   $  150,904,720
Accumulated net investment income (loss)                                709,841            75,334        60,051          (61,477)
Accumulated net realized gains (losses) from investment,
  futures and foreign currency transactions                         (27,576,330)       (1,599,545)   (1,169,830)      (7,186,557)
Net unrealized appreciation (depreciation) on investments,
  futures and translation of assets and liabilities denominated
  in foreign currencies                                            (170,169,543)      (11,015,445)   (7,463,205)     (11,525,316)
                                                                  --------------  ----------------  ------------  ---------------

NET ASSETS                                                        $ 549,791,906   $   103,214,886   $44,415,376   $  132,131,370
                                                                  ==============  ================  ============  ===============

NET ASSETS:
Class A Shares                                                    $   3,941,633   $    19,001,659   $11,079,479   $   12,549,052
Class B Shares                                                        2,422,734            85,639        89,255           79,853
Institutional Class Shares                                          235,333,202        84,127,588    33,246,642      119,502,465
Service Class Shares                                                266,515,497                 -             -                -
Institutional Service Class Shares                                   41,497,900                 -             -                -
Local Fund Shares                                                        80,940                 -             -                -
                                                                  --------------  ----------------  ------------  ---------------
Total                                                             $ 549,791,906   $   103,214,886   $44,415,376   $  132,131,370
                                                                  ==============  ================  ============  ===============


                                                                   NATIONWIDE
                                                                   BOND INDEX
                                                                      FUND
                                                                  ------------
ASSETS:
Investments, at value (cost $701,128,938; $106,285,054;
  $49,436,473; $130,281,223 and $218,330,612; respectively)       $222,728,800
Repurchase agreements, at cost                                      32,041,845
                                                                  ------------
    Total Investments                                              254,770,645
                                                                  ------------
Cash                                                                       266
Foreign currency, at value (cost $0; $0; $0; $5,912,809
  and $0; respectively)                                                      -
Interest and dividends receivable                                    2,299,725
Receivable for capital shares issued                                    69,667
Receivable for investments sold                                      1,941,832
Unrealized appreciation on forward foreign currency contracts                -
Receivable from adviser                                                 30,110
Receivable for variation margin on futures contracts                         -
Reclaims receivable                                                          -
Prepaid expenses and other assets                                          295
                                                                  ------------
    Total Assets                                                   259,112,540
                                                                  ------------

LIABILITIES:
Distributions payable                                                  822,015
Payable for investments purchased                                   34,576,515
Unrealized depreciation on forward foreign currency contracts                -
Payable for variation margin on futures contracts                            -
Accrued expenses and other payables
  Investment advisory fees                                              39,070
  Fund administration and transfer agent fees                           31,468
  Distribution fees                                                      7,934
  Administrative servicing fees                                          4,337
  Other                                                                 15,502
                                                                  ------------
    Total Liabilities                                               35,496,841
                                                                  ------------
NET ASSETS                                                        $223,615,699
                                                                  ============

REPRESENTED BY:
Capital                                                           $219,012,910
Accumulated net investment income (loss)                                 1,075
Accumulated net realized gains (losses) from investment,
  futures and foreign currency transactions                            203,526
Net unrealized appreciation (depreciation) on investments,
  futures and translation of assets and liabilities denominated
  in foreign currencies                                              4,398,188
                                                                  ------------
NET ASSETS                                                        $223,615,699
                                                                  ============

NET ASSETS:
Class A Shares                                                    $ 38,447,109
Class B Shares                                                          27,518
Institutional Class Shares                                         185,141,072
Service Class Shares                                                         -
Institutional Service Class Shares                                           -
Local Fund Shares                                                            -
                                                                  ------------
Total                                                             $223,615,699
                                                                  ============


                                                           2002 ANNUAL REPORT 83

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
October 31, 2002

================================================================================

                                                                     NATIONWIDE    NATIONWIDE MID CAP    NATIONWIDE
                                                                      S&P 500            MARKET          SMALL CAP
                                                                     INDEX FUND        INDEX FUND        INDEX FUND
                                                                    ------------  --------------------  ------------
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                          517,475             2,067,346     1,523,082
Class B Shares                                                          319,345                 9,381        12,315
Institutional Class Shares                                           30,799,563             9,097,222     4,540,965
Service Class Shares                                                 35,021,877                     -             -
Institutional Service Class Shares                                    5,435,068                     -             -
Local Fund Shares                                                        10,573                     -             -
                                                                    ------------  --------------------  ------------

Total                                                                72,103,901            11,173,949     6,076,362
                                                                    ============  ====================  ============

NET ASSET VALUE:
Class A Shares                                                      $      7.62   $              9.19   $      7.27
Class B Shares (a)                                                  $      7.59   $              9.13   $      7.25
Institutional Class Shares                                          $      7.64   $              9.25   $      7.32
Service Class Shares                                                $      7.61   $                 -   $         -
Institutional Service Class Shares                                  $      7.64   $                 -   $         -
Local Fund Shares                                                   $      7.66   $                 -   $         -

MAXIMUM OFFERING PRICE PER SHARE (100%/100%-maximum
  sales charge) of net asset value adjusted to the nearest cent):
Class A Shares                                                      $      8.08   $              9.75   $      7.71
                                                                    ------------  --------------------  ------------
Maximum Sales Charge - Class A Shares                                      5.75%                 5.75%         5.75%
                                                                    ============  ====================  ============


                                                                      NATIONWIDE      NATIONWIDE
                                                                     INTERNATIONAL    BOND INDEX
                                                                      INDEX FUND         FUND
                                                                    ---------------  ------------
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                           2,361,524     3,507,822
Class B Shares                                                              15,170         2,510
Institutional Class Shares                                              22,478,564    16,903,719
Service Class Shares                                                             -             -
Institutional Service Class Shares                                               -             -
Local Fund Shares                                                                -             -
                                                                    ---------------  ------------

Total                                                                   24,855,258    20,414,051
                                                                    ===============  ============

NET ASSET VALUE:
Class A Shares                                                      $         5.31   $     10.96
Class B Shares (a)                                                  $         5.26   $     10.96
Institutional Class Shares                                          $         5.32   $     10.95
Service Class Shares                                                $            -   $         -
Institutional Service Class Shares                                  $            -   $         -
Local Fund Shares                                                   $            -   $         -

MAXIMUM OFFERING PRICE PER SHARE (100%/100%-maximum
  sales charge) of net asset value adjusted to the nearest cent):
Class A Shares                                                      $         5.63   $     11.63
                                                                    ---------------  ------------
Maximum Sales Charge - Class A Shares                                         5.75%         5.75%
                                                                    ===============  ============

(a) For Class B shares, the redemption price per share varies by length of time shares are held.

See notes to financial statements.


                                                           2002 ANNUAL REPORT 84

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2002

================================================================================


                                                                     NATIONWIDE     NATIONWIDE MID CAP    NATIONWIDE
                                                                      S&P 500             MARKET          SMALL CAP
                                                                     INDEX FUND         INDEX FUND        INDEX FUND
                                                                   --------------  --------------------  ------------
INVESTMENT INCOME:
Interest income                                                    $     647,380   $           114,921   $    62,570
Dividend income (net of foreign witholding tax of
  $286; $0; $0; $180,437 and $0; respectively)                         6,989,362               641,779       379,482
                                                                   --------------  --------------------  ------------
  Total Income                                                         7,636,742               756,700       442,052
                                                                   --------------  --------------------  ------------

EXPENSES:
Investment advisory fees                                                 628,602               144,779        61,983
Fund administration and transfer agent fees                              723,917               109,886        82,776
Distribution fees Class A                                                 10,062                37,903        21,495
Distribution fees Class B                                                 24,308                   411           551
Distribution fees Service Class                                          406,496                     -             -
Distribution fees Local Class                                                 66                     -             -
Administrative servicing fees Class A                                         42                21,858        12,713
Administrative servicing fees Service Class                              677,360                     -             -
Administrative servicing fees Institutional Service Class                107,482                     -             -
Registration and filing fees                                              37,704                15,586        22,495
Other                                                                    184,296                20,030        10,698
                                                                   --------------  --------------------  ------------
  Total expenses before reimbursed expenses                            2,800,335               350,453       212,711
Expenses reimbursed                                                     (460,687)              (82,585)      (86,208)
                                                                   --------------  --------------------  ------------
  Total Expenses                                                       2,339,648               267,868       126,503
                                                                   --------------  --------------------  ------------

NET INVESTMENT INCOME (LOSS)                                           5,297,094               488,832       315,549
                                                                   --------------  --------------------  ------------

REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains (losses) on investment transactions               (15,399,777)              662,055      (353,469)
Net realized gains (losses) on futures transactions                   (4,846,348)           (2,030,623)     (799,163)
Net realized gains (losses) on foreign currency transactions                   -                     -             -
                                                                   --------------  --------------------  ------------
Net realized gains (losses) on investment, futures and
  foreign currency transactions                                      (20,246,125)           (1,368,568)   (1,152,632)
Net change in unrealized appreciation/depreciation on
  investments, futures and translation of assets and liabilities
  denominated in foreign currencies                                  (75,977,981)           (9,421,985)   (6,316,448)
                                                                   --------------  --------------------  ------------
Net realized/unrealized gains (losses) on investments, futures
  and foreign currencies                                             (96,224,106)          (10,790,553)   (7,469,080)
                                                                   --------------  --------------------  ------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $ (90,927,012)  $       (10,301,721)  $(7,153,531)
                                                                   ==============  ====================  ============


                                                                     NATIONWIDE      NATIONWIDE
                                                                    INTERNATIONAL       BOND
                                                                     INDEX FUND      INDEX FUND
                                                                   ---------------  ------------
INVESTMENT INCOME:
Interest income                                                    $      136,039   $ 5,924,595
Dividend income (net of foreign witholding tax of
  $286; $0; $0; $180,437 and $0; respectively)                          1,529,462             -
                                                                   ---------------  ------------
  Total Income                                                          1,665,501     5,924,595
                                                                   ---------------  ------------

EXPENSES:
Investment advisory fees                                                  224,302       261,299
Fund administration and transfer agent fees                               180,977       207,567
Distribution fees Class A                                                  35,506        57,425
Distribution fees Class B                                                     754           161
Distribution fees Service Class                                                 -             -
Distribution fees Local Class                                                   -             -
Administrative servicing fees Class A                                      20,081        33,089
Administrative servicing fees Service Class                                     -             -
Administrative servicing fees Institutional Service Class                       -             -
Registration and filing fees                                               30,131        26,397
Other                                                                      34,319        38,413
                                                                   ---------------  ------------
  Total expenses before reimbursed expenses                               526,070       624,351
Expenses reimbursed                                                      (163,201)     (161,077)
                                                                   ---------------  ------------
  Total Expenses                                                          362,869       463,274
                                                                   ---------------  ------------

NET INVESTMENT INCOME (LOSS)                                            1,302,632     5,461,321
                                                                   ---------------  ------------

REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains (losses) on investment transactions                 (4,298,379)      558,638
Net realized gains (losses) on futures transactions                    (2,120,096)      (61,630)
Net realized gains (losses) on foreign currency transactions              140,026             -
                                                                   ---------------  ------------
Net realized gains (losses) on investment, futures and
  foreign currency transactions                                        (6,278,449)      497,008
Net change in unrealized appreciation/depreciation on
  investments, futures and translation of assets and liabilities
  denominated in foreign currencies                                   (10,210,318)    3,200,524
                                                                   ---------------  ------------
Net realized/unrealized gains (losses) on investments, futures
  and foreign currencies                                              (16,488,767)    3,697,532
                                                                   ---------------  ------------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                     $  (15,186,135)  $ 9,158,853
                                                                   ===============  ============

See notes to financial statements.


                                                           2002 ANNUAL REPORT 85

STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                           NATIONWIDE S&P 500 INDEX FUND      NATIONWIDE MID CAP MARKET INDEX FUND
                                                      --------------------------------------  ------------------------------------
                                                          YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                       OCTOBER 31, 2002    OCTOBER 31, 2001    OCTOBER 31, 2002   OCTOBER 31, 2002
                                                      ------------------  ------------------  ------------------  ----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                          $       5,297,094   $       2,913,492   $         488,832   $       142,402
Net realized gains (losses) on investment
  and futures transactions                                  (20,246,125)         (5,623,361)         (1,368,568)         (107,859)
Net change in unrealized appreciation/depreciation
  on investments and futures                                (75,977,981)        (99,594,424)         (9,421,985)       (2,067,718)
                                                      ------------------  ------------------  ------------------  ----------------
Change in net assets resulting from operations              (90,927,012)       (102,304,293)        (10,301,721)       (2,033,175)
                                                      ------------------  ------------------  ------------------  ----------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                           (39,097)            (15,838)            (64,417)          (35,894)
Net realized gains on investments                                     -             (31,807)                  -          (161,750)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                            (7,428)             (1,135)                (36)                -
Net realized gains on investments                                     -             (17,757)                  -            (1) (a)

DISTRIBUTIONS TO INSTITUTIONAL CLASS
  SHAREHOLDERS FROM:
Net investment income                                        (2,093,414)           (949,648)           (405,386)          (90,576)
Net realized gains on investments                                     -          (1,277,235)                  -          (393,621)

DISTRIBUTIONS TO SERVICE CLASS
  SHAREHOLDERS FROM:
Net investment income                                        (2,338,484)         (1,431,220)                  -                 -
Net realized gains on investments                                     -          (2,834,191)                  -                 -

DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
  SHAREHOLDERS FROM:
Net investment income                                          (431,912)           (272,466)                  -                 -
Net realized gains on investments                                     -            (463,945)                  -                 -

DISTRIBUTIONS TO LOCAL FUND SHAREHOLDERS FROM:
Net investment income                                            (1,090)            (72,940)                  -                 -
Net realized gains on investments                                     -            (154,404)                  -                 -
                                                      ------------------  ------------------  ------------------  ----------------
Change in net assets from shareholder distributions          (4,911,425)         (7,522,586)           (469,839)         (681,842)
                                                      ------------------  ------------------  ------------------  ----------------
Change in net assets from capital transactions              263,425,114         164,726,629          78,234,383        27,461,276
                                                      ------------------  ------------------  ------------------  ----------------
Change in net assets                                        167,586,677          54,899,750          67,462,823        24,746,259

NET ASSETS:
Beginning of period                                         382,205,229         327,305,479          35,752,063        11,005,804
                                                      ------------------  ------------------  ------------------  ----------------
End of period                                         $     549,791,906   $     382,205,229   $     103,214,886   $    35,752,063
                                                      ==================  ==================  ==================  ================


                                                         NATIONWIDE SMALL CAP INDEX FUND
                                                      --------------------------------------
                                                          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 2002    OCTOBER 31, 2001
                                                      ------------------  ------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                          $         315,549   $          72,284
Net realized gains (losses) on investment
  and futures transactions                                   (1,152,632)             16,529
Net change in unrealized appreciation/depreciation
  on investments and futures                                 (6,316,448)         (1,094,802)
                                                      ------------------  ------------------
Change in net assets resulting from operations               (7,153,531)         (1,005,989)
                                                      ------------------  ------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                           (53,073)            (12,050)
Net realized gains on investments                                     -                   -

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                          (126) (b)                  -
Net realized gains on investments                                     -                   -

DISTRIBUTIONS TO INSTITUTIONAL CLASS
  SHAREHOLDERS FROM:
Net investment income                                          (218,804)            (48,514)
Net realized gains on investments                                     -                   -

DISTRIBUTIONS TO SERVICE CLASS
  SHAREHOLDERS FROM:
Net investment income                                                 -                   -
Net realized gains on investments                                     -                   -

DISTRIBUTIONS TO INSTITUTIONAL SERVICE CLASS
  SHAREHOLDERS FROM:
Net investment income                                                 -                   -
Net realized gains on investments                                     -                   -

DISTRIBUTIONS TO LOCAL FUND SHAREHOLDERS FROM:
Net investment income                                                 -                   -
Net realized gains on investments                                     -                   -
                                                      ------------------  ------------------
Change in net assets from shareholder distributions            (272,003)            (60,564)
                                                      ------------------  ------------------
Change in net assets from capital transactions               36,376,316          14,197,846
                                                      ------------------  ------------------
Change in net assets                                         28,950,782          13,131,293

NET ASSETS:
Beginning of period                                          15,464,594           2,333,301
                                                      ------------------  ------------------
End of period                                         $      44,415,376   $      15,464,594
                                                      ==================  ==================
STATEMENTS OF CHANGES IN NET ASSETS

(a) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(b) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.

See notes to financial statements.


                                                           2002 ANNUAL REPORT 86

================================================================================

                                                                 NATIONWIDE INTERNATIONAL         NATIONWIDE BOND
                                                                        INDEX FUND                    INDEX FUND
                                                          --------------------------------------  ------------------
                                                              YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                           OCTOBER 31, 2002    OCTOBER 31, 2001    OCTOBER 31, 2002
                                                          ------------------  ------------------  ------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                              $       1,302,632   $          79,446   $       5,461,321
Net realized gains (losses) on investment,
  futures and foreign currency transactions                      (6,278,449)           (732,757)            497,008
Net change in unrealized appreciation/depreciation
  on investments, futures and translation of assets
  and liabilities denominated in foreign currencies             (10,210,318)         (1,100,661)          3,200,524
                                                          ------------------  ------------------  ------------------
Change in net assets resulting from operations                  (15,186,135)         (1,753,972)          9,158,853
                                                          ------------------  ------------------  ------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                              (176,651)             (8,567)         (1,035,728)
Net realized gains on investments                                         -                   -             (12,495)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                                  (791)               (300)               (634)
Net realized gains on investments                                         -                   -                 (11)

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                            (1,346,579)            (59,882)         (4,718,441)
Net realized gains on investments                                         -                   -             (60,021)
                                                          ------------------  ------------------  ------------------
Change in net assets from shareholder distributions              (1,524,021)            (68,749)         (5,827,330)
                                                          ------------------  ------------------  ------------------
Change in net assets from capital transactions                  105,483,310          42,038,923         164,830,991
                                                          ------------------  ------------------  ------------------
Change in net assets                                             88,773,154          40,216,202         168,162,514

NET ASSETS:
Beginning of period                                              43,358,216           3,142,014          55,453,185
                                                          ------------------  ------------------  ------------------
End of period                                             $     132,131,370   $      43,358,216   $     223,615,699
                                                          ==================  ==================  ==================


                                                            NATIONWIDE BOND
                                                              INDEX FUND
                                                          ------------------
                                                              YEAR ENDED
                                                           OCTOBER 31, 2001
                                                          ------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                              $         678,569
Net realized gains (losses) on investment,
  futures and foreign currency transactions                          53,191
Net change in unrealized appreciation/depreciation
  on investments, futures and translation of assets
  and liabilities denominated in foreign currencies               1,198,945
                                                          ------------------
Change in net assets resulting from operations                    1,930,705
                                                          ------------------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS FROM:
Net investment income                                              (155,269)
Net realized gains on investments                                    (4,108)

DISTRIBUTIONS TO CLASS B SHAREHOLDERS FROM:
Net investment income                                               (17) (a)
Net realized gains on investments                                         -

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                              (523,283)
Net realized gains on investments                                   (36,451)
                                                          ------------------
Change in net assets from shareholder distributions                (719,128)
                                                          ------------------
Change in net assets from capital transactions                   42,126,308
                                                          ------------------
Change in net assets                                             43,337,885

NET ASSETS:
Beginning of period                                              12,115,300
                                                          ------------------
End of period                                             $      55,453,185
                                                          ==================

(a) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.

See notes to financial statements.


                                                           2002 ANNUAL REPORT 87

FINANCIAL  HIGHLIGHTS
Selected Data for Each Share of Capital Outstanding

================================================================================

NATIONWIDE S&P 500 INDEX FUND

                                                         INVESTMENT ACTIVITIES                      DISTRIBUTIONS

                                                                  NET
                                                                REALIZED
                                        NET                       AND
                                       ASSET                  UNREALIZED
                                       VALUE,       NET          GAINS         TOTAL
                                     BEGINNING   INVESTMENT     (LOSSES)      FROM          NET         NET
                                         OF        INCOME          ON       INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                       PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)    $    12.73        0.05         (0.24)       (0.19)       (0.08)         -           (0.08)
Year Ended October 31, 2001          $    12.46        0.06         (3.17)       (3.11)       (0.06)     (0.17)          (0.23)
Year Ended October 31, 2002          $     9.12        0.09         (1.50)       (1.41)       (0.09)         -           (0.09)

CLASS B SHARES
Period Ended October 31, 2000 (d)    $    12.73       (0.01)        (0.25)       (0.26)       (0.05)         -           (0.05)
Year Ended October 31, 2001          $    12.42        0.01         (3.16)       (3.15)       (0.01)     (0.17)          (0.18)
Year Ended October 31, 2002          $     9.09        0.03         (1.50)       (1.47)       (0.03)         -           (0.03)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)    $    12.73        0.09         (0.25)       (0.16)       (0.08)         -           (0.08)
Year Ended October 31, 2001          $    12.49        0.11         (3.17)       (3.06)       (0.11)     (0.17)          (0.28)
Year Ended October 31, 2002          $     9.15        0.11         (1.51)       (1.40)       (0.11)         -           (0.11)

SERVICE CLASS SHARES
Period Ended October 31, 1999 (e)    $     9.66        0.09          2.25         2.34        (0.09)         -           (0.09)
Year Ended October 31, 2000          $    11.91        0.07          0.56         0.63        (0.07)     (0.02)          (0.09)
Year Ended October 31, 2001          $    12.45        0.07         (3.17)       (3.10)       (0.07)     (0.17)          (0.24)
Year Ended October 31, 2002          $     9.11        0.08         (1.50)       (1.42)       (0.08)         -           (0.08)

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 1999 (e)    $     9.66        0.10          2.27         2.37        (0.09)         -           (0.09)
Year Ended October 31, 2000          $    11.94        0.08          0.56         0.64        (0.08)     (0.02)          (0.10)
Year Ended October 31, 2001          $    12.48        0.08         (3.17)       (3.09)       (0.08)     (0.17)          (0.25)
Year Ended October 31, 2002          $     9.14        0.09         (1.50)       (1.41)       (0.09)         -           (0.09)

LOCAL FUND SHARES
Period Ended October 31, 1998 (f)    $    10.00        0.04         (0.35)       (0.31)       (0.03)         -           (0.03)
Year Ended October 31, 1999          $     9.66        0.12          2.27         2.39        (0.10)         -           (0.10)
Year Ended October 31, 2000          $    11.95        0.11          0.54         0.65        (0.10)     (0.02)          (0.12)
Year Ended October 31, 2001          $    12.48        0.07         (3.14)       (3.07)       (0.07)     (0.17)          (0.24)
Year Ended October 31, 2002          $     9.17        0.11         (1.52)       (1.41)       (0.10)         -           (0.10)


                                                                            RATIOS / SUPPLEMENTAL DATA
                                                                                        RATIO OF     RATIO OF
                                                                                           NET       EXPENSES
                                                                                       INVESTMENT    (PRIOR TO
                                                                  NET        RATIO       INCOME       REIMBUR
                                                                ASSETS        OF        (LOSS) TO    SEMENTS)
                                         NET                    AT END     EXPENSES     (LOSS) TO   TO AVERAGE
                                        ASSET        TOTAL        OF          TO         AVERAGE        NET
                                     VALUE, END     RETURN      PERIOD      AVERAGE        NET        ASSETS      PORTFOLIO
                                      OF PERIOD       (A)       (000S)    NET ASSETS     ASSETS         (B)      TURNOVER (C)
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)    $     12.46    5.71% (g)  $   2,214    0.63% (h)    0.47% (h)    0.88% (h)         9.72%
Year Ended October 31, 2001          $      9.12     (25.24%)  $   3,237        0.63%        0.70%        1.03%         1.85%
Year Ended October 31, 2002          $      7.62     (15.62%)  $   3,942        0.52%        1.06%        0.61%         3.06%

CLASS B SHARES
Period Ended October 31, 2000 (d)    $     12.42    5.17% (g)  $     987    1.23% (h)  (0.12%) (h)    2.05% (h)         9.72%
Year Ended October 31, 2001          $      9.09     (25.65%)  $   1,879        1.23%        0.11%        2.21%         1.85%
Year Ended October 31, 2002          $      7.59     (16.24%)  $   2,423        1.23%        0.35%        1.39%         3.06%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)    $     12.49    6.01% (g)  $  92,190    0.23% (h)    0.83% (h)    0.30% (h)         9.72%
Year Ended October 31, 2001          $      9.15     (24.84%)  $ 107,955        0.23%        1.10%        0.29%         1.85%
Year Ended October 31, 2002          $      7.64     (15.44%)  $ 235,333        0.23%        1.37%        0.33%         3.06%

SERVICE CLASS SHARES
Period Ended October 31, 1999 (e)    $     11.91   24.27% (g)  $  72,049    0.63% (h)    0.69% (h)    0.83% (h)        55.07%
Year Ended October 31, 2000          $     12.45        5.25%  $ 189,443        0.63%        0.54%        0.70%         9.72%
Year Ended October 31, 2001          $      9.11     (25.22%)  $ 233,943        0.63%        0.70%        0.69%         1.85%
Year Ended October 31, 2002          $      7.61     (15.73%)  $ 266,515        0.63%        0.94%        0.72%         3.06%

INSTITUTIONAL SERVICE CLASS SHARES
Period Ended October 31, 1999 (e)    $     11.94   24.64% (g)  $  17,389    0.48% (h)    0.87% (h)    0.67% (h)        55.07%
Year Ended October 31, 2000          $     12.48        5.37%  $  31,917        0.48%        0.69%        0.55%         9.72%
Year Ended October 31, 2001          $      9.14     (25.04%)  $  35,097        0.48%        0.84%        0.54%         1.85%
Year Ended October 31, 2002          $      7.64     (15.56%)  $  41,498        0.48%        1.09%        0.57%         3.06%

LOCAL FUND SHARES
Period Ended October 31, 1998 (f)    $      9.66  (3.08%) (g)  $  22,325    0.35% (h)    1.55% (h)    0.64% (h)         3.07%
Year Ended October 31, 1999          $     11.95       24.85%  $  30,674        0.35%        1.05%        0.52%        55.07%
Year Ended October 31, 2000          $     12.48        5.43%  $  10,555        0.35%        0.84%        0.38%         9.72%
Year Ended October 31, 2001          $      9.17     (24.91%)  $      96        0.35%        0.94%        0.37%         1.85%
Year Ended October 31, 2002          $      7.66     (15.47%)  $      81        0.31%        1.25%        0.39%         3.06%

(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from November 2, 1998 (commencement of operations) through October 31, 1999.
(f) For the period from July 24, 1998 (commencement of operations) through October 31, 1998.
(g)  Not annualized.
(h)  Annualized.

See notes to financial statements.


                                                           2002 ANNUAL REPORT 88

================================================================================


NATIONWIDE MID CAP MARKET INDEX FUND

                                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                                                                NET
                                      NET                     REALIZED
                                     ASSET                      AND
                                     VALUE,        NET       UNREALIZED      TOTAL
                                   BEGINNING   INVESTMENT      GAINS         FROM          NET         NET
                                       OF        INCOME     (LOSSES) ON   INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $    10.00        0.09          1.76         1.85        (0.08)         -           (0.08)
Year Ended October 31, 2001        $    11.77        0.07         (1.50)       (1.43)       (0.08)     (0.47)          (0.55)
Year Ended October 31, 2002        $     9.79        0.04         (0.59)       (0.55)       (0.05)         -           (0.05)

CLASS B SHARES
Period Ended October 31, 2001 (e)  $    11.62           -         (1.83)       (1.83)           -      (0.05)          (0.05)
Year Ended October 31, 2002        $     9.74       (0.01)        (0.58)       (0.59)       (0.02)         -           (0.02)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $    10.00        0.14          1.76         1.90        (0.10)         -           (0.10)
Year Ended October 31, 2001        $    11.80        0.10         (1.49)       (1.39)       (0.10)     (0.47)          (0.57)
Year Ended October 31, 2002        $     9.84        0.08         (0.58)       (0.50)       (0.09)         -           (0.09)


                                                                      RATIOS / SUPPLEMENTAL DATA
                                                                                 RATIO OF      (PRIOR
                                                                                NET RATIO        TO
                                                                      RATIO    OF EXPENSES   RETIMBURSE
                                     NET                    NET        OF       INVESTMENT     MENTS)
                                    ASSET                  ASSETS   EXPENSES      INCOME         TO
                                   VALUE,                  AT END      TO         (LOSS)       AVERAGE
                                     END       TOTAL         OF      AVERAGE    TO AVERAGE       NET      PORTFOLIO
                                     OF        RETURN      PERIOD      NET         NET         ASSETS      TURNOVER
                                   PERIOD       (a)        (000S)    ASSETS       ASSETS         (b)         (c)
--------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $ 11.77    18.51% (f)  $  3,049  0.81% (g)     0.95% (g)    3.12% (g)      35.19%
Year Ended October 31, 2001        $  9.79      (12.57%)  $  9,028      0.81%         0.56%        1.27%     119.76%
Year Ended October 31, 2002        $  9.19       (5.67%)  $ 19,002      0.73%         0.42%        0.83%      15.82%

CLASS B SHARES
Period Ended October 31, 2001 (e)  $  9.74  (16.05%) (f)  $      6  1.41% (g)   (0.38%) (g)    3.66% (g)     119.76%
Year Ended October 31, 2002        $  9.13       (6.13%)  $     86      1.32%       (0.16%)        1.44%      15.82%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $ 11.80    19.03% (f)  $  7,957  0.31% (g)     1.49% (g)    2.76% (g)      35.19%
Year Ended October 31, 2001        $  9.84      (12.17%)  $ 26,719      0.31%         1.08%        1.00%     119.76%
Year Ended October 31, 2002        $  9.25       (5.19%)  $ 84,128      0.31%         0.84%        0.44%      15.82%

(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.
(f)  Not annualized.
(g)  Annualized.

See notes to financial statements.


                                                           2002 ANNUAL REPORT 89

FINANCIAL  HIGHLIGHTS
Selected Data for Each Share of Capital Outstanding

================================================================================


NATIONWIDE SMALL CAP MARKET INDEX FUND

                                                       INVESTMENT ACTIVITIES                DISTRIBUTIONS

                                                                NET
                                                              REALIZED
                                      NET                       AND                                                   NET
                                     ASSET                   UNREALIZED                                              ASSET
                                     VALUE,        NET         GAINS         TOTAL                                  VALUE,
                                   BEGINNING   INVESTMENT     (LOSSES)       FROM          NET                        END
                                       OF        INCOME          ON       INVESTMENT   INVESTMENT       TOTAL         OF
                                     PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $    10.00         0.07        (0.34)       (0.27)       (0.06)          (0.06)  $  9.67
Year Ended October 31, 2001        $     9.67         0.07        (1.32)       (1.25)       (0.08)          (0.08)  $  8.34
Year Ended October 31, 2002        $     8.34         0.05        (1.07)       (1.02)       (0.05)          (0.05)  $  7.27

CLASS B SHARES
Period Ended October 31, 2002 (e)  $     8.84         0.03        (1.59)       (1.56)       (0.03)          (0.03)  $  7.25

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $    10.00         0.09        (0.32)       (0.23)       (0.07)          (0.07)  $  9.70
Year Ended October 31, 2001        $     9.70         0.11        (1.32)       (1.21)       (0.11)          (0.11)  $  8.38
Year Ended October 31, 2002        $     8.38         0.08        (1.06)       (0.98)       (0.08)          (0.08)  $  7.32


                                                               RATIOS / SUPPLEMENTAL DATA

                                                                       RATIO OF     RATIO OF
                                                                          NET       EXPENSES
                                                             RATIO    INVESTMENT    (PRIOR TO
                                                   NET        OF        INCOME      REIMBURSE
                                                  ASSETS   EXPENSES     (LOSS)       MENTS)
                                                  AT END      TO          TO       TO AVERAGE
                                      TOTAL         OF      AVERAGE     AVERAGE        NET      PORTFOLIO
                                      RETURN      PERIOD      NET         NET        ASSETS      TURNOVER
                                       (A)        (000S)    ASSETS      ASSETS         (B)         (C)
----------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)   (2.71%) (f)  $     32  0.79% (g)    1.00% (g)  329.04% (g)      48.27%
Year Ended October 31, 2001            (12.95%)  $  4,098      0.79%        0.75%        1.64%      50.19%
Year Ended October 31, 2002            (12.29%)  $ 11,079      0.71%        0.71%        0.97%      34.77%

CLASS B SHARES
Period Ended October 31, 2002 (e)  (17.68%) (f)  $     89  1.29% (g)    0.15% (g)    1.55% (g)      34.77%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)   (2.30%) (f)  $  2,301  0.29% (g)    1.69% (g)   19.76% (g)      48.27%
Year Ended October 31, 2001            (12.54%)  $ 11,366      0.29%        1.30%        1.94%      50.19%
Year Ended October 31, 2002            (11.80%)  $ 33,247      0.29%        1.14%        0.58%      34.77%

(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.
(f)  Not annualized.
(g)  Annualized.

See notes to financial statements.


                                                           2002 ANNUAL REPORT 90

================================================================================


NATIONWIDE INTERNATIONAL INDEX FUND

                                                        INVESTMENT ACTIVITIES                           DISTRIBUTIONS
                                                                NET
                                                              REALIZED
                                      NET                       AND                                                   NET
                                     ASSET                   UNREALIZED                                              ASSET
                                     VALUE,        NET         GAINS         TOTAL                                  VALUE,
                                   BEGINNING   INVESTMENT     (LOSSES)       FROM          NET                        END
                                       OF        INCOME          ON       INVESTMENT   INVESTMENT       TOTAL         OF
                                     PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES     INCOME     DISTRIBUTIONS   PERIOD
---------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $    10.00         0.06        (1.36)       (1.30)       (0.05)          (0.05)  $  8.65
Year Ended October 31, 2001        $     8.65         0.08        (2.28)       (2.20)       (0.08)          (0.08)  $  6.37
Year Ended October 31, 2002        $     6.37         0.08        (1.06)       (0.98)       (0.08)          (0.08)  $  5.31

CLASS B SHARES
Period Ended October 31, 2000 (d)  $    10.00         0.02        (1.38)       (1.36)       (0.02)          (0.02)  $  8.62
Year Ended October 31, 2001        $     8.62         0.04        (2.30)       (2.26)       (0.04)          (0.04)  $  6.32
Year Ended October 31, 2002        $     6.32         0.03        (1.04)       (1.01)       (0.05)          (0.05)  $  5.26

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $    10.00         0.09        (1.35)       (1.26)       (0.08)          (0.08)  $  8.66
Year Ended October 31, 2001        $     8.66         0.10        (2.29)       (2.19)       (0.10)          (0.10)  $  6.37
Year Ended October 31, 2002        $     6.37         0.09        (1.04)       (0.95)       (0.10)          (0.10)  $  5.32


                                                                    RATIOS / SUPPLEMENTAL DATA
                                                                        RATIO OF     RATIO OF
                                                                           NET       EXPENSES
                                                              RATIO    INVESTMENT    (PRIOR TO
                                                    NET        OF        INCOME      REIMBURSE
                                                  ASSETS    EXPENSES     (LOSS)       MENTS)
                                                  AT END       TO          TO       TO AVERAGE
                                      TOTAL         OF       AVERAGE     AVERAGE        NET      PORTFOLIO
                                      RETURN      PERIOD       NET         NET        ASSETS      TURNOVER
                                       (A)        (000S)     ASSETS      ASSETS         (B)         (C)
------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  (13.03%) (e)  $     230  0.86% (f)    1.01% (f)   49.77% (f)       5.66%
Year Ended October 31, 2001            (25.44%)  $  10,877      0.86%        1.17%        3.97%      30.18%
Year Ended October 31, 2002            (15.65%)  $  12,549      0.79%        1.15%        0.96%      32.45%

CLASS B SHARES
Period Ended October 31, 2000 (d)  (13.62%) (e)  $      53  1.46% (f)    0.39% (f)   63.29% (f)       5.66%
Year Ended October 31, 2001            (26.17%)  $      59      1.46%        0.42%        7.41%      30.18%
Year Ended October 31, 2002            (16.12%)  $      80      1.39%        0.64%        1.72%      32.45%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  (12.65%) (e)  $   2,858  0.36% (f)    1.16% (f)    8.18% (f)       5.66%
Year Ended October 31, 2001            (25.28%)  $  32,422      0.36%        1.42%        2.60%      30.18%
Year Ended October 31, 2002            (15.20%)  $ 119,502      0.36%        1.66%        0.56%      32.45%

(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e)  Not annualized.
(f)  Annualized.

See notes to financial statements.


                                                           2002 ANNUAL REPORT 91

FINANCIAL  HIGHLIGHTS
Selected Data for Each Share of Capital Outstanding

================================================================================


NATIONWIDE BOND INDEX FUND

                                                       INVESTMENT ACTIVITIES                      DISTRIBUTIONS

                                                                NET
                                                              REALIZED
                                      NET                       AND
                                     ASSET                   UNREALIZED
                                     VALUE,        NET         GAINS        TOTAL
                                   BEGINNING   INVESTMENT     (LOSSES)       FROM         NET         NET
                                       OF        INCOME          ON       INVESTMENT  INVESTMENT   REALIZED       TOTAL
                                     PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES    INCOME       GAINS    DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $    10.00         0.50          0.08        0.58       (0.50)         -           (0.50)
Year Ended October 31, 2001        $    10.08         0.57          0.93        1.50       (0.57)     (0.08)          (0.65)
Year Ended October 31, 2002        $    10.93         0.47          0.05        0.52       (0.48)     (0.01)          (0.49)

CLASS B SHARES
Period Ended October 31, 2001 (e)  $    10.75         0.02          0.18        0.20       (0.02)         -           (0.02)
Year Ended October 31, 2002        $    10.93         0.41          0.05        0.46       (0.42)     (0.01)          (0.43)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $    10.00         0.54          0.09        0.63       (0.54)         -           (0.54)
Year Ended October 31, 2001        $    10.09         0.63          0.91        1.54       (0.63)     (0.08)          (0.71)
Year Ended October 31, 2002        $    10.92         0.52          0.05        0.57       (0.53)     (0.01)          (0.54)



                                                                                  RATIOS/SUPPLEMENTAL DATA

                                                                                RATIO          RATIO
                                                                                 OF             OF
                                                                    RATIO        NET         EXPENSES
                                     NET                  NET        OF      INVESTMENT      (PRIOR TO
                                    ASSET               ASSETS    EXPENSES     INCOME           TO
                                   VALUE,               AT END       TO        (LOSS)     REIMBURSEMENTS)
                                     END      TOTAL       OF       AVERAGE     AVERAGE      AVERAGE NET    PORTFOLIO
                                     OF      RETURN     PERIOD       NET         NET         TO ASSETS      TURNOVER
                                   PERIOD      (A)      (000S)     ASSETS      ASSETS           (B)           (C)
---------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended October 31, 2000 (d)  $ 10.08  5.92% (f)  $   8,352  0.81% (g)    6.06% (g)        3.48% (g)      35.74%
Year Ended October 31, 2001        $ 10.93     15.28%  $   9,693      0.81%        5.04%            1.12%     150.27%
Year Ended October 31, 2002        $ 10.96      5.01%  $  38,447      0.72%        4.29%            0.84%     124.75%

CLASS B SHARES
Period Ended October 31, 2001 (e)  $ 10.93  1.85% (f)  $      10  1.41% (g)    3.05% (g)        1.63% (g)     150.27%
Year Ended October 31, 2002        $ 10.96      4.38%  $      28      1.33%        3.69%            1.44%     124.75%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (d)  $ 10.09  6.47% (f)  $   3,763  0.31% (g)    6.49% (g)       10.87% (g)      35.74%
Year Ended October 31, 2001        $ 10.92     15.71%  $  45,750      0.31%        5.51%            1.10%     150.27%
Year Ended October 31, 2002        $ 10.95      5.46%  $ 185,141      0.31%        4.67%            0.45%     124.75%


(a)  Excludes sales charge.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from December 29, 1999 (commencement of operations) through October 31, 2000.
(e) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.
(f)  Not annualized.
(g)  Annualized.


                                                           2002 ANNUAL REPORT 92

GARTMORE MORLEY CAPITAL                              Service Class symbol: MCAFX
ACCUMULATION FUND                              Institutional Class symbol: MCAIX
                                                         IRA Class symbol: NMIRX

================================================================================


HOW DID THE FUND PERFORM?

The Fund outperformed, returning 4.84%* versus 1.48% for its benchmark, the Lipper Money Market Fund Index.

For broader comparison, the S&P 500 Index returned -15.11% for the period.

WHAT MARKET/ECONOMIC FACTORS INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The global investment environment was harsh; a series of high-profile cases involving corporate accounting and management scandals intensified skepticism about the clarity and credibility of many companies' earnings. Heightened concern about the threat of terrorism and a possible war with Iraq also contributed to investors' uneasiness.

Amid a weak economic environment, corporate credit problems affected many areas of the fixed-income market. Yet, the Fund's holdings were invested in issuers with the highest-quality credits, helping to minimize risk and avoid defaults. In addition, the Fund benefited from investments with longer maturities than its benchmark (three-year average duration), which provided more attractive yields due to the positive slope of the yield curve-a situation in which interest rates on long-term debt securities are higher than those on short-term debt securities of the same quality.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

The majority of the Fund's holdings, comprised predominantly of U.S. agency mortgage-backed securities, AAA-rated asset-backed securities and AAA-rated commercial mortgage-backed securities, contributed positively to performance.

The Fund's book value maintenance agreements (or "wrap contracts") also acted as a plus, enabling it to maintain a stable net asset value (NAV) at $10.00 per share during one of the most volatile periods in the financial markets history.

The Fund's assets grew significantly during the year. However, the prevailing low interest-rate levels that were available for new purchases during the period detracted from performance.

HOW IS THE FUND POSITIONED?

The Fund is positioned to continue to produce positive total return, a competitive yield and maintain a stable NAV. Our conviction is based upon the high credit quality of the holdings and the yield advantage the Fund has over its benchmark. With the Federal Reserve continuing an accommodative monetary policy, the Fund's performance advantage should remain constant-or increase-in future quarters.

To enhance the Fund's cash flow stability, we have added to the Fund's commercial mortgage-backed and asset-backed securities. This investment strategy positions the Fund to perform well in volatile interest-rate environments.

PORTFOLIO MANAGERS: Perpetua M.  Phillips and Parker D.  Bridgeport

* Performance of Institutional Class shares assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE: $143,039,079
OCTOBER 31, 2002

AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended October 31, 2002)

                            1 YR.   INCEPTION(1)
------------------------------------------------
Service Class Shares         4.44%         5.13%
------------------------------------------------
Institutional Class Shares   4.84%         5.54%
------------------------------------------------
IRA Shares                   4.41%         5.12%

There are no sales charges on the shares of the Gartmore Morley Capital Accumulation Fund.

1    Fund commenced operations on February 1, 1999.

ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $10.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

            NW Morley Capital Accumulation            Benchmarks

Date                Service Class           Lipper Money Market Fund Index   CPI
----------  ------------------------------  ------------------------------  ------
2/1/1999                            10,000                          10,000  10,000
10/31/1999                          10,360                          10,344  10,237
10/31/2000                          10,931                          10,946  10,590
10/31/2001                          11,548                          11,436  10,816
10/31/2002                          12,060                          11,605  11,044

Comparative performance of $10,000 invested in the Gartmore Morley Capital Accumulation Fund, the Lipper Money Market Fund Index(a), and the Consumer Price Index (CPI)(b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees or expenses.

(a) The Lipper Money Market Fund Index generally reflects the return on selected Money Market Mutual Funds maintaining a constant price per share.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                           2002 ANNUAL REPORT 93

STATEMENT OF INVESTMENTS
October 31, 2002

================================================================================


GARTMORE MORLEY CAPITAL ACCUMULATION FUND

ASSET BACKED SECURITIES (16.0%)
================================================================================
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
CREDIT CARDS (7.0%)
Citibank Credit Card Master Trust Issue,
  5.88%, 03/10/11, Series 1999-2                     $4,000,000  $  4,422,644
MBNA Master Credit Card Trust,
  5.90%, 08/15/11, Series 1999-B                      4,945,000     5,465,092
                                                                 -------------
                                                                    9,887,736
                                                                 -------------
--------------------------------------------------------------------------------

HOME EQUITY LOANS (9.0%)
Chase Funding Mortgage Loan, 5.04%
  12/25/23, Series 2002-1,                            2,000,000     2,087,579
Countrywide Home Loans, 4.96%,
  06/25/10, Series 2002-SC1                           2,000,000     2,002,344
Federal Home Loan Mortgage
  Corporation, 4.16%, 08/27/12, Series T-47           2,000,000     2,009,276
Federal National Mortgage Association,
  4.03%, 08/25/29, Series 2001-W4                     2,500,000     2,553,414
Federal National Mortgage Association,
  4.08%, 11/25/32, Series 2002-W11                    2,000,000     1,991,250
Residential Asset Securities Corp.,
  5.23%, 06/25/27, Series 2002-KS2                    2,000,000     2,090,952
                                                                 -------------
                                                                   12,734,815
                                                                 -------------
TOTAL ASSET BACKED SECURITIES                                      22,622,551
                                                                 -------------


COLLATERIZED MORTGAGE OBLIGATIONS (3.8%)
================================================================================

Citicorp Mortgage Securities, Inc.,
  5.50%, 02/25/32, Series 2002-2                      2,326,420     2,399,586
Countrywide Home Loans, 5.25%,
  08/25/32, Series 2002-12                            2,958,480     3,029,513
                                                                 -------------
TOTAL COLLATERIZED MORTGAGE OBLIGATIONS                             5,429,099
                                                                 -------------


COMMERCIAL MORTGAGE BACKED SECURITIES (24.5%)
================================================================================
Bear Stearns Commercial Mortgage,
  3.97%, 11/11/35, Series 2002-PBW1                   2,000,000     2,004,719
Bear Stearns Commercial Mortgage,
  4.06%, 08/15/38, Series 2002-TOP8                   3,000,000     3,016,952
Bear Stearns Commercial Mortgage Securities
  Corp., 6.08%, 02/15/35, Series 2001-TOP2            1,904,882     2,065,785
Bear Stearns Commercial Mortgage Securities,
  Inc., 5.06%, 11/15/16, Series 2001-TOP4             2,915,285     3,061,309
Bear Stearns Commercial Mortgage Securities,
  Inc., 5.92%, 10/15/36, Series 2002-TOP6             1,947,248     2,103,715
Chase Commerical Mortgage Securities Corp.,
  6.03%, 11/18/30, Series 1998-2                      1,626,912     1,747,990
First Union - Lehman Brothers - Bank of America,
  6.56%, 11/18/35, Series 1998-C2                     4,000,000     4,488,459
First Union National Bank Commercial Mortgage,
  5.59%, 02/12/34, Series 2002-C1                     1,931,906     2,061,998

COMMERCIAL MORTGAGE BACKED SECURITIES (CONTINUED)
================================================================================
                                                     PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage,
  6.04%, 11/15/35, Series 2001-CIB3                  $4,000,000  $  4,391,195
Morgan Stanley Dean Witter Capital
  Issue, 6.01%, 07/15/33, Series 2001-TOP3            2,835,435     3,070,911
Morgan Stanley Dean Witter Capital
  Issue, 4.59%, 04/15/34, Series 2002-HQ              1,654,117     1,714,732
Morgan Stanley Dean Witter Capital Issue,
  5.02%, 10/15/35, Series 2001-TOP5                   1,828,013     1,927,631
Morgan Stanley Dean Witter Capital Issue,
  5.38%, 01/15/39, Series 2002-TOP7                   2,960,512     3,119,669
                                                                 -------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                        34,775,065
                                                                 -------------

CORPORATE BONDS (8.1%)
================================================================================
FINANCIAL SERVICES (8.1%)
Associates Corp. of North America,
  6.69%, 04/01/03, Series H                             950,000       969,362
Associates Corp. of North America, 6.25%, 11/01/08    3,000,000     3,282,594
Bank of America Corp., 5.75%, 03/01/04, Series H        950,000       996,228
Commercial Credit Co., 6.50%, 08/01/04                1,000,000     1,066,881
General Electric Capital Corp., 4.63%,
  09/15/09, Series A                                  2,000,000     2,016,168
Morgan Stanley Dean Witter, 5.63%, 01/20/04             850,000       883,189
Northwest Financial, Inc., 5.38%, 09/30/03              805,000       829,983
Wachovia Corp., 6.70%, 06/21/04                       1,400,000     1,499,596
                                                                 -------------
TOTAL CORPORATE BONDS                                              11,544,001
                                                                 -------------

U.S. GOVERNMENT SPONSORED AND AGENCY OBLIGATIONS (7.9%)
================================================================================
FEDERAL HOME LOAN BANK (0.7%)
7.00%, 11/17/06, Series SU06, Callable
  one date only, 11/17/03 @100                        1,000,000     1,054,037
                                                                 -------------
--------------------------------------------------------------------------------

FEDERAL HOME LOAN MORTGAGE CORPORATION (4.0%)
4.20%, 11/07/05, Callable one date
  only, 11/07/03 @ 100                                2,500,000     2,546,208
5.13%, 02/13/07, Callable one date
  only, 02/13/04 @ 100                                3,000,000     3,123,011
                                                                 -------------
                                                                    5,669,219
                                                                 -------------
--------------------------------------------------------------------------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.2%)
5.11%, 03/06/06, Callable one date
  only, 03/06/03 @ 100                                2,000,000     2,021,546


5.30%, 01/22/07, Callable one date
  only, 01/22/03 @ 100                                2,500,000     2,520,493
                                                                 -------------
                                                                    4,542,039
                                                                 -------------
TOTAL U.S. GOVERNMENT SPONSORED
 AND AGENCY OBLIGATIONS                                            11,265,295
                                                                 -------------


                                                           2002 ANNUAL REPORT 94

================================================================================


U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED OBLIGATIONS (40.5%)
================================================================================

                                                     PRINCIPAL
                                                       AMOUNT        VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (23.6%)
5.00%, 05/15/14, Series 2467                         $2,942,866  $  3,046,621
6.50%, 06/01/14, Pool E00678                          1,856,167     1,950,577
7.00%, 10/01/15, Pool E81594                          1,200,960     1,271,250
6.00%, 06/01/16, Pool E00985                          3,349,435     3,489,650
6.00%, 11/01/16, Pool E01072                          4,895,446     5,100,381
5.50%, 01/01/17, Pool E01084                          5,334,884     5,512,719
6.00%, 05/01/17, Pool E01140                          1,860,301     1,937,981
5.00%, 08/01/17, Pool E90983                          3,844,952     3,918,909
5.00%, 09/01/17, Pool E91376                          2,989,333     3,046,832
5.00%, 09/01/17, Pool E91316                          3,985,580     4,062,242
                                                                 -------------
                                                                   33,337,162
                                                                 -------------
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (16.2%)
5.00%, 07/01/09, Pool 254437                          2,928,886     3,001,737
6.50%, 12/01/14, Pool 535059                          2,158,135     2,271,179
6.00%, 06/01/16, Pool 253845                          1,688,654     1,760,844
5.00%, 12/01/16, Pool 618477                          2,823,227     2,872,711
6.00%, 12/01/16, Pool 254089                          4,962,379     5,174,520
5.50%, 02/01/17, Pool 625178                          1,859,775     1,920,402
5.00%, 09/01/17, Pool 545901                          2,947,147     3,001,707
5.00%, 09/01/17, Pool 254486                          2,968,774     3,023,734
                                                                 -------------
                                                                   23,026,834
                                                                 -------------
--------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.7%)
5.50%, 11/20/31, Series 2002-15                       1,000,000     1,039,072
                                                                 -------------
TOTAL U.S. GOVERNMENT SPONSORED MORTGAGE-BACKED OBLIGATIONS        57,403,068
                                                                 -------------
TOTAL INVESTMENTS (COST $139,807,374) (A) - 100.8%                143,039,079
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%                     (1,119,751)
                                                                 -------------
NET ASSETS - 100.0%                                              $141,919,328
                                                                 =============
(a)  See notes to financial statements for unrealized appreciation
     (depreciation) of securities.
VALUE OF WRAP CONTRACTS:
Wrap Contract with Bank of America NT & SA                       $ (1,725,979)
Wrap Contract with Aegon USA                                       (1,725,979)
                                                                 -------------
TOTAL WRAP CONTRACTS                                             $ (3,451,958)
                                                                 =============

SEE NOTES TO FINANCIAL STATEMENTS.


                                                           2002 ANNUAL REPORT 95

NORTHPOINTE SMALL CAP                          Institutional Class symbol: NNSVX
VALUE FUND
================================================================================


HOW DID THE FUND PERFORM?

The Fund outperformed on a relative basis, returning -6.43%* versus -11.57% for its benchmark, the Russell 2000(R) Index. The Russell 2000(R) Value Index returned -2.53%. For broader comparison, the S&P 500 Index returned -15.11% for the period.

WHAT MARKET/ECONOMIC FACTORS INFLUENCED THE PORTFOLIO'S PERFORMANCE?

This past year proved to be one of the more difficult in the history of the smallcapitalization market, particularly in the second half. Small-cap managers struggled to beat their benchmarks. Only two other quarters in history produced lower returns than the Russell 2000(R) Index's negative third-quarter return.

Within the small-cap arena, valuation continued to be a key to success as the cheapest stocks (low price/earnings ratio) performed the best. Given our relative value approach-focused on companies with good long-term growth characteristics and favorable relative valuation parameters-the Fund performed as to be expected. It beat the broader Russell 2000 benchmark, but underperformed the Russell 2000(R) Value Index benchmark.

WHAT SECTORS/HOLDINGS ENHANCED OR DETRACTED FROM PERFORMANCE?

The Fund's return benefited from strong stock selection within the consumer discretionary, financial services, energy and technology sectors. Within the financial services sector, New Century Financial Corp. and East West Bancorp Inc. gained more than 50% for the period. In the consumer discretionary arena, Phillips-Van Heusen Corp. and Alberto-Culver Co. were up an average of 45%. Other names that contributed to good relative performance included Key Energy Services, Inc. and SEACOR SMIT Inc.

The portfolio struggled for returns in the consumer staples, health-care and materials and processing sectors. Materials and processing company Carpenter Technology Corp. suffered due to weak sales in its key end markets of commercial aerospace and power generation. These markets continued to be mired in recession after the September 11, 2001, terrorist attacks. MedQuist's shares also declined, due to pricing pressures, unfavorable product mix and difficult acquisition integration.

HOW IS THE FUND POSITIONED?

The predicted recovery didn't meet analysts' expectations, earnings remain under pressure, and the labor markets continue to deteriorate. Although we see a tough investment environment ahead, the most recent quarter produced a broader-based market environment.

Our disciplined approach has been rewarded with stronger relative performance. We look for absolute performance to begin to emerge strongly as the market shifts away from rewarding primarily the cheapest stocks and the economy gives evidence of a recovery. Typically, after difficult periods, small caps tend to bounce back soundly.

PORTFOLIO MANAGER: NorthPointe Capital, LLC-Subadviser

* Performance of Institutional Class shares assuming all distributions are reinvested.

PORTFOLIO MARKET VALUE: $29,866,998

OCTOBER 31, 2002


AVERAGE ANNUAL TOTAL RETURN
(For Periods Ended October 31, 2002)

                                       1 YR.  INCEPTION(1)
----------------------------------------------------------
Institutional Class                   -6.43%         2.27%
----------------------------------------------------------

There are no sales charges on the shares of the NorthPointe Small Cap Value
Fund.

1    Fund commenced operations on June 29, 2000.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

            NorthPointe Small Cap Value   Benchmarks

Date            Institutional Class      Russell 2000   CPI
----------  ---------------------------  ------------  ------
6/30/2000                        10,000        10,000  10,000
10/31/2000                       10,514         9,659  10,099
10/31/2001                       11,264         8,433  10,313
10/31/2002                       10,539         7,457  10,531

Comparative performance of $10,000 invested in the Institutional Class of the NorthPointe Small Cap Value Fund, Russell 2000 Index (Russell 2000) (a), and the Consumer Price Index (CPI) (b) since inception. Unlike the Fund, the returns for these indices do not reflect any fees, expenses, or sales charges.

(a) The Russell 2000 is compromised of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies.

(b) The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


                                                           2002 ANNUAL REPORT 96

STATEMENT OF INVESTMENTS
October 31, 2002

================================================================================


NORTHPOINTE SMALL CAP VALUE FUND

COMMON STOCKS (90.2%)
================================================================================
                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
ADVERTISING AGENCIES (0.7%)
R.H. Donnelley Corp. (b)                                  8,900  $   215,291
                                                                 -----------
--------------------------------------------------------------------------------

AEROSPACE (1.5%)
Alliant Techsystems, Inc. (b)                             4,100      246,615
Integrated Defense Technologies, Inc. (b)                 5,100       71,553
Orbital Sciences Corp. (b)                               33,700      120,309
                                                                 -----------
                                                                     438,477
                                                                 -----------
--------------------------------------------------------------------------------

ALUMINUM (0.3%)
IMCO Recycling, Inc. (b)                                 14,000       77,700
                                                                 -----------
--------------------------------------------------------------------------------

AUTO PARTS-AFTER MARKET (0.6%)
Aftermarket Technology Corp. (b)                         15,400      171,402
                                                                 -----------
--------------------------------------------------------------------------------

AUTO PARTS: ORIGINAL EQUIPMENT (0.3%)
Collins & Aikman Corp. (b)                               28,800       76,320
                                                                 -----------
--------------------------------------------------------------------------------

BANKS-OUTSIDE NEW YORK CITY (5.7%)

Community First Bankshares, Inc.                         10,200      279,582
East West Bancorp, Inc.                                   5,200      179,400
First Community Bancorp                                   5,800      182,700
Gold Banc Corp.                                          19,800      194,832
Macatawa Bank Corp.                                      11,268      225,360
Provident Financial Group, Inc.                          11,600      301,483
Second Bancorp, Inc.                                      6,200      159,340
Susquehanna Bancshares, Inc.                              7,100      150,520
                                                                 -----------
                                                                   1,673,217
                                                                 -----------
--------------------------------------------------------------------------------

BIOTECHNOLOGICAL RESEARCH & PRODUCTION (1.0%)
Invitrogen Corp. (b)                                      5,400      150,228
Serologicals Corp. (b)                                   14,900      143,487
                                                                 -----------
                                                                     293,715
                                                                 -----------
--------------------------------------------------------------------------------

BUILDING MATERIALS (0.4%)
LSI Industries, Inc.                                     10,950      112,238
                                                                 -----------
--------------------------------------------------------------------------------

BUILDING: AIR CONDITIONING (0.7%)
York International Corp.                                  8,400      197,568
                                                                 -----------
--------------------------------------------------------------------------------

CASINOS & GAMBLING (0.9%)
Scientific Games Corp. Class A (b)                       34,800      265,176
                                                                 -----------
--------------------------------------------------------------------------------

CHEMICALS (1.1%)
A. Schulman, Inc.                                        10,600      185,500
Lyondell Chemical Co.                                    12,500      156,250
                                                                 -----------
                                                                     341,750
                                                                 -----------


                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
COMMUNICATIONS TECHNOLOGY (1.3%)
Entrust, Inc. (b)                                        36,900  $    83,394
Harris Corp.                                              9,000      237,420
NetSolve, Inc. (b)                                       10,900       80,006
                                                                 -----------
                                                                     400,820
                                                                 -----------
--------------------------------------------------------------------------------

COMPUTER SERVICES, SOFTWARE & SYSTEMS (3.0%)
Borland Software Corp. (b)                               19,200      257,856
J.D. Edwards & Co. (b)                                    9,500      112,670
Macromedia, Inc. (b)                                     22,800      255,588
Novell, Inc. (b)                                         39,600       96,228
Quovadx, Inc. (b)                                        49,200       76,260
Watchguard Technolgies, Inc. (b)                         24,200      104,036
                                                                 -----------
                                                                     902,638
                                                                 -----------
--------------------------------------------------------------------------------

COMPUTER TECHNOLOGY (2.1%)
Hutchinson Technology, Inc. (b)                          12,600      261,954
Intergraph Corp. (b)                                     11,700      215,280
Western Digital Corp. (b)                                26,900      166,511
                                                                 -----------
                                                                     643,745
                                                                 -----------
--------------------------------------------------------------------------------

CONSTRUCTION (0.7%)
Chicago Bridge and Iron Co.                               7,900      214,090
                                                                 -----------
--------------------------------------------------------------------------------

CONSUMER ELECTRONICS (0.9%)
Activision, Inc. (b)                                      9,700      198,850
Take-Two Interactive Software, Inc. (b)                   3,000       77,340
                                                                 -----------
                                                                     276,190
                                                                 -----------
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING: METALS & GLASS (0.3%)
Silgan Holdings, Inc. (b)                                 4,635       85,840
                                                                 -----------
--------------------------------------------------------------------------------

COPPER (0.4%)
Freeport-McMoran Copper & Gold, Inc. Class B (b)         10,400      126,880
                                                                 -----------
--------------------------------------------------------------------------------

COSMETICS (0.6%)
Alberto-Culver Co. Class A                                3,500      168,525
                                                                 -----------
--------------------------------------------------------------------------------

DIVERSIFIED MATERIALS & PROCESSING (0.9%)
Armor Holdings, Inc. (b)                                 10,700      163,817
Ball Corp.                                                1,900       92,017
                                                                 -----------
                                                                     255,834
                                                                 -----------
--------------------------------------------------------------------------------

DRUG & GROCERY STORE CHAINS (0.4%)
SUPERVALU, Inc.                                           7,000      117,600
                                                                 -----------
--------------------------------------------------------------------------------

ELECTRONICS - MEDICAL SYSTEMS (0.4%)
CardioDynamics International Corp. (b)                   44,090      127,861
                                                                 -----------


                                                           ANNUAL REPORT 2002 97

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NORTHPOINTE SMALL CAP VALUE FUND (Continued)

COMMON STOCKS (continued)
================================================================================
                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
ELECTRONICS: INSTRUMENTS & GAUGES (0.9%)
Itron, Inc. (b)                                           6,200  $   135,718
Tektronix, Inc. (b)                                       6,900      121,923
                                                                 -----------
                                                                     257,641
                                                                 -----------
--------------------------------------------------------------------------------

ELECTRONICS: SEMI-CONDUCTORS / COMPONENTS (1.5%)
Actel Corp. (b)                                          10,800      174,852
Planar Systems, Inc. (b)                                  6,400      117,568
Skyworks Solutions, Inc. (b)                             23,500      166,850
                                                                 -----------
                                                                     459,270
                                                                 -----------
--------------------------------------------------------------------------------

ENGINEERING & CONTRACTING SERVICES (0.6%)
Jacobs Engineering Group, Inc. (b)                        5,600      169,624
                                                                 -----------
--------------------------------------------------------------------------------

ENTERTAINMENT (0.6%)
Movie Gallery, Inc. (b)                                   9,600      174,624
                                                                 -----------
--------------------------------------------------------------------------------

FERTILIZERS (0.5%)
IMC Global, Inc.                                         13,600      149,600
                                                                 -----------
--------------------------------------------------------------------------------

FINANCE-SMALL LOAN (0.6%)
AmeriCredit Corp. (b)                                    17,400      132,066
Student Loan Corp.                                          500       47,600
                                                                 -----------
                                                                     179,666
                                                                 -----------
--------------------------------------------------------------------------------

FINANCIAL DATA PROCESSING SERVICES & SYSTEMS (1.6%)
CCC Information Services Group, Inc. (b)                 11,500      202,975
Hypercom Corp. (b)                                       40,500       89,100
NDCHealth Corp.                                          11,100      195,915
                                                                 -----------
                                                                     487,990
                                                                 -----------
--------------------------------------------------------------------------------

FINANCIAL-MISCELLANEOUS (1.0%)
Federal Agricultural Mortgage Corp. Class C (b)           6,200      193,874
New Century Financial Corp.                               5,600      118,160
                                                                 -----------
                                                                     312,034
                                                                 -----------
--------------------------------------------------------------------------------

FOODS (1.3%)
International Multi-Foods Corp. (b)                       8,100      157,545
NBTY, Inc. (b)                                           14,900      231,695
                                                                 -----------
                                                                     389,240
                                                                 -----------
--------------------------------------------------------------------------------

FUNERAL PARLORS AND CEMETERIES (0.3%)
Stewart Enterprises, Inc. Class A (b)                    16,400       89,708
                                                                 -----------
--------------------------------------------------------------------------------

HEALTHCARE MANAGEMENT SERVICES (1.2%)
AMERIGROUP Corp. (b)                                      6,200      181,102
Medquist, Inc. (b)                                        6,600      112,134
Radiologix, Inc. (b)                                     10,000       60,500
                                                                 -----------
                                                                     353,736
                                                                 -----------

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
HEALTHCARE SERVICES (1.0%)
Apria Healthcare Group, Inc. (b)                         12,300  $   299,997
                                                                 -----------
--------------------------------------------------------------------------------

HOMEBUILDING (0.5%)
Beazer Homes USA, Inc. (b)                                2,300      151,179
                                                                 -----------
--------------------------------------------------------------------------------

HOUSEHOLD FURNISHINGS (0.6%)
La-Z-Boy, Inc.                                            7,000      166,600
                                                                 -----------
--------------------------------------------------------------------------------

IDENTIFICATION CONTROL & FILTER DEVICES (1.3%)
Flowserve Corp. (b)                                       9,800      114,856
Hubbell, Inc.                                             8,500      288,575
                                                                 -----------
                                                                     403,431
                                                                 -----------
--------------------------------------------------------------------------------

INSURANCE-LIFE (1.2%)
Scottish Annuity & Life Holdings Ltd.                    20,700      366,183
                                                                 -----------
--------------------------------------------------------------------------------

INSURANCE-PROPERTY & CASUALTY (2.5%)
Harleysville Group, Inc.                                 11,300      322,276
IPC Holdings Ltd.                                        13,800      430,146
                                                                 -----------
                                                                     752,422
                                                                 -----------
--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT COMPANIES (0.8%)
MCG Capital Corp.                                        20,110      236,091
                                                                 -----------
--------------------------------------------------------------------------------

LEISURE (0.4%)
Action Performance Co., Inc.                              5,700      117,648
                                                                 -----------
--------------------------------------------------------------------------------

MACHINERY-CONSTRUCTION & HANDLING (0.4%)
The Manitowoc Company, Inc.                               5,300      125,027
                                                                 -----------
--------------------------------------------------------------------------------

MACHINERY-OIL WELL EQUIPMENT & SERVICES (2.7%)
Key Energy Services, Inc. (b)                            30,200      269,686
Rowan Co., Inc.                                          11,300      230,407
Seacor Holdings, Inc. (b)                                 7,500      308,250
                                                                 -----------
                                                                     808,343
                                                                 -----------
--------------------------------------------------------------------------------

MACHINERY: ENGINES (0.4%)
Cummins Engine, Inc.                                      4,800      115,008
                                                                 -----------
--------------------------------------------------------------------------------

MACHINERY: INDUSTRIAL/SPECIALTY (0.3%)
Joy Global, Inc. (b)                                      8,600       84,108
                                                                 -----------
--------------------------------------------------------------------------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES (2.6%)

Conmed Corp. (b)                                         17,300      338,734
Cyberonics, Inc. (b)                                      6,000       96,000
Owens & Minor, Inc.                                      24,000      353,280
                                                                 -----------
                                                                     788,014
                                                                 -----------
--------------------------------------------------------------------------------


                                                           ANNUAL REPORT 2002 98

================================================================================


COMMON STOCKS (continued)
================================================================================

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
MEDICAL SERVICES (0.4%)
Curative Health Services, Inc. (b)                        7,500  $   112,125
                                                                 -----------
--------------------------------------------------------------------------------

METAL FABRICATING (0.8%)
Maverick Tube Corp. (b)                                  19,810      252,578
                                                                 -----------
--------------------------------------------------------------------------------

MISCELLANEOUS MATERIALS & PROCESSING (0.6%)
USEC, Inc.                                               27,600      184,920
                                                                 -----------
--------------------------------------------------------------------------------

OIL: CRUDE PRODUCERS (1.6%)
Premor, Inc. (b)                                          4,900       98,245
Stone Energy Corp. (b)                                   11,600      373,056
                                                                 -----------
                                                                     471,301
                                                                 -----------
--------------------------------------------------------------------------------

PAINTS & COATINGS (1.7%)
RPM, Inc.                                                16,800      253,008
Valspar Corp.                                             5,900      246,443
                                                                 -----------
                                                                     499,451
                                                                 -----------
--------------------------------------------------------------------------------

PAPER (0.5%)
Albany International Corp. Class A                        7,700      163,163
                                                                 -----------
--------------------------------------------------------------------------------

POLLUTION CONTROL & ENVIRONMENTAL SERVICES (0.5%)
Ionics, Inc. (b)                                          6,800      154,564
                                                                 -----------
--------------------------------------------------------------------------------

PRODUCTION TECHNOLOGY EQUIPMENT (1.1%)
Credence Systems Corp. (b)                                9,500       79,135
Electro Scientific Industries, Inc. (b)                   6,600      123,288
Lam Research Corp. (b)                                   11,200      141,008
                                                                 -----------
                                                                     343,431
                                                                 -----------
--------------------------------------------------------------------------------

PUBLISHING: NEWSPAPERS (0.9%)
Lee Enterprises, Inc.                                     8,200      268,140
                                                                 -----------
--------------------------------------------------------------------------------

RADIO & TV BROADCASTERS (2.5%)
Cumulus Media, Inc. (b)                                  18,000      308,520
Emmis Communications Corp. Class A (b)                   10,700      233,474
Sinclair Broadcast Group, Inc. Class A (b)               17,000      201,110
                                                                 -----------
                                                                     743,104
                                                                 -----------
--------------------------------------------------------------------------------

RAILROAD EQUIPMENT (0.7%)
Wabtec Corp.                                             15,300      217,872
                                                                 -----------
--------------------------------------------------------------------------------

RAILROADS (0.8%)
RailAmerica, Inc. (b)                                    31,200      229,008
                                                                 -----------
--------------------------------------------------------------------------------

REAL ESTATE (0.6%)
Jones Lang LaSalle, Inc. (b)                             11,300      190,405
                                                                 -----------
--------------------------------------------------------------------------------

                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (REIT) (5.2%)
Brandywine Realty Trust                                  14,800  $   296,000
CBL & Associates Properties, Inc.                         8,400      310,464
FBR Asset Investment Corp.                               10,300      309,000
Felcor Lodging Trust, Inc.                               11,300      126,334
Glenborough Realty Trust, Inc.                           12,100      220,825
Ramco-Gershenson Properties Trust                        16,200      308,610
                                                                 -----------
                                                                   1,571,233
                                                                 -----------
--------------------------------------------------------------------------------

RENTAL & LEASING SERVICES: CONSUMER (0.7%)
Dollar Thrifty Automotive Group, Inc. (b)                11,900      221,102
                                                                 -----------
--------------------------------------------------------------------------------

RESTAURANTS (0.5%)
Triarc Cos., Inc. (b)                                     6,200      148,800
                                                                 -----------
--------------------------------------------------------------------------------

RETAIL (2.7%)
Borders Group, Inc. (b)                                   7,000      120,610
Claire's Stores, Inc.                                     9,800      252,448
Hibbet Sporting Goods, Inc. (b)                           4,250       93,033
Linens 'n Things, Inc. (b)                                6,100      143,411
Pier 1 Imports, Inc.                                      4,600       86,710
The Men's Wearhouse, Inc. (b)                             6,300       86,436
United Retail Group, Inc. (b)                             5,200       24,440
                                                                 -----------
                                                                     807,088
                                                                 -----------
--------------------------------------------------------------------------------

SAVINGS & LOAN (5.0%)
BankAtlantic Bancorp, Inc. Class A                       39,102      364,431
Downey Financial Corp.                                    7,300      282,510
FirstFed Financial Corp. (b)                              9,500      257,450
ITLA Capital Corp. (b)                                    4,600      140,760
Local Financial Corp. (b)                                14,530      207,488
Superior Financial Corp.                                 13,200      237,600
                                                                 -----------
                                                                   1,490,239
                                                                 -----------
--------------------------------------------------------------------------------

SECURITIES BROKERAGE & SERVICES (0.6%)
Friedman, Billings, Ramsey Group (b)                     18,400      183,632
                                                                 -----------
--------------------------------------------------------------------------------

SERVICES: COMMERCIAL (1.3%)
MPS Group, Inc. (b)                                      31,787      171,332
Navigant International, Inc. (b)                          6,300       72,009
Waste Connections, Inc. (b)                               4,100      149,978
                                                                 -----------
                                                                     393,319
                                                                 -----------
--------------------------------------------------------------------------------

STEEL (0.2%)
Carpenter Technology Corp.                                6,400       68,800
                                                                 -----------
--------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT (0.6%)
Allen Telecom, Inc. (b)                                  27,100      167,478
                                                                 -----------


                                                           ANNUAL REPORT 2002 99

STATEMENT OF INVESTMENTS (Continued)
October 31, 2002

================================================================================


NORTHPOINTE SMALL CAP VALUE FUND (Continued)

COMMON STOCKS (continued)
================================================================================
                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------

TEXTILE APPAREL MANUFACTURERS (1.0%)
Phillips-Van Heusen Corp.                                 8,900  $   120,328
Quiksilver, Inc. (b)                                      7,900      189,679
                                                                 -----------
                                                                     310,007
                                                                 -----------
--------------------------------------------------------------------------------

TEXTILE PRODUCTS (0.1%)
Unifi, Inc. (b)                                           6,900       38,088
                                                                 -----------
--------------------------------------------------------------------------------

TIRE & RUBBER (0.6%)
Cooper Tire & Rubber Co.                                 13,700      178,237
                                                                 -----------
--------------------------------------------------------------------------------

TOYS (0.7%)
Hasbro, Inc.                                             21,200      216,664
                                                                 -----------
--------------------------------------------------------------------------------

TRUCKERS (1.6%)
J.B. Hunt Transport Services, Inc. (b)                    9,200      254,748
Yellow Corp. (b)                                          8,400      232,596
                                                                 -----------
                                                                     487,344
                                                                 -----------
--------------------------------------------------------------------------------

UNASSIGNED (1.9%)
Bunge Ltd.                                               13,000      329,940
Pacer International, Inc. (b)                            10,900      128,620
Veridian Corp. (b)                                        4,500      107,820
                                                                 -----------
                                                                     566,380
                                                                 -----------
--------------------------------------------------------------------------------

UTILITIES - ELECTRIC (1.6%)
Cleco Corp.                                              15,000      209,250
DQE, Inc.                                                17,200      274,168
                                                                 -----------
                                                                     483,418
                                                                 -----------
--------------------------------------------------------------------------------

UTILITIES-GAS DISTRIBUTORS (3.3%)
New Jersey Resources Corp.                               11,450      361,591
Questar Corp.                                            14,600      376,680
Southwestern Energy Co. (b)                              21,800      245,032
                                                                 -----------
                                                                     983,303
                                                                 -----------
--------------------------------------------------------------------------------

UTILITIES-WATER (0.9%)
American States Water Co.                                 9,800      262,640
                                                                 -----------
TOTAL COMMON STOCKS                                               27,027,895
                                                                 -----------


                                                     SHARES OR
                                                     PRINCIPAL
                                                       AMOUNT       VALUE
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (9.5%)
Fifth Third Bank, 1.67%, dated 10/31/02,
due 11/01/02, repurchase price $2,839,235
(Fully collateralized by U.S.Treasury Securities)    $2,839,103  $ 2,839,103
                                                                 -----------

TOTAL REPURCHASE AGREEMENT                                         2,839,103
                                                                 -----------
TOTAL INVESTMENTS (COST $31,883,411) (A) - 99.7%                  29,866,998

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                          93,673
                                                                 -----------
NET ASSETS - 100.0%                                              $29,960,671
                                                                 ===========

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b)  Denotes a non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                          ANNUAL REPORT 2002 100

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2002

============================================================================================================================


                                                                               GARTMORE MORLEY             NORTHPOINTE
                                                                          CAPITAL ACCUMULATION FUND    SMALL CAP VALUE FUND
                                                                         ---------------------------  ----------------------
ASSETS:
Investments, at value (cost $139,807,374 and $29,044,308; respectively)  $              143,039,079   $          27,027,895
Repurchase agreements, at cost                                                                    -               2,839,103
                                                                         ---------------------------  ----------------------
      Total Investments                                                                 143,039,079              29,866,998
                                                                         ---------------------------  ----------------------
Cash                                                                                      4,953,161                       -
Interest and dividends receivable                                                           899,222                   8,235
Receivable for investments sold                                                                   -                 466,865
Receivable from adviser                                                                           -                     421
Prepaid expenses and other assets                                                             1,578                     123
                                                                         ---------------------------  ----------------------
      Total Assets                                                                      148,893,040              30,342,642
                                                                         ---------------------------  ----------------------
LIABILITIES:
Wrapper contracts, at value                                                               3,451,958                       -
Distributions payable                                                                       417,864                       -
Payable for investments purchased                                                         3,002,175                 348,848
Accrued expenses and other payables
  Investment advisory fees                                                                   28,785                  20,951
  Fund administration and transfer agent fees                                                 9,197                   3,992
  Distribution fees                                                                          24,139                       -
  Adminstrative servicing fees                                                               10,661                       -
  Wrapper contract premiums                                                                  17,043                       -
  Other                                                                                      11,890                   8,180
                                                                         ---------------------------  ----------------------
      Total Liabilities                                                                   6,973,712                 381,971
                                                                         ---------------------------  ----------------------
NET ASSETS                                                               $              141,919,328   $          29,960,671
                                                                         ===========================  ======================
REPRESENTED BY:
Capital                                                                  $              142,084,287   $          32,344,432
Accumulated net investment income (loss)                                                     97,659                  22,862
Accumulated net realized gains (losses) from investment transactions                        (42,365)               (390,210)
Net unrealized appreciation (depreciation) on investments                                 3,231,705              (2,016,413)
Net unrealized appreciation (depreciation) on wrapper contracts                          (3,451,958)                      -
                                                                         ---------------------------  ----------------------
NET ASSETS                                                               $              141,919,328   $          29,960,671
                                                                         ===========================  ======================
NET ASSETS:
Service Class Shares                                                     $               84,679,368   $                   -
Institutional Class Shares                                                               19,239,373              29,960,671
IRA Class Shares                                                                         38,000,587                       -
                                                                         ---------------------------  ----------------------
Total                                                                    $              141,919,328   $          29,960,671
                                                                         ===========================  ======================
SHARES OUTSTANDING (unlimited number of shares authorized):
Service Class Shares                                                                      8,467,935                       -
Institutional Class Shares                                                                1,923,947               3,050,479
IRA Class Shares                                                                          3,800,062                       -
                                                                         ---------------------------  ----------------------
Total                                                                                    14,191,944               3,050,479
                                                                         ===========================  ======================
NET ASSET VALUE: (A)
Service Class Shares                                                     $                    10.00   $                   -
Institutional Class Shares                                               $                    10.00   $                9.82
IRA Class Shares                                                         $                    10.00   $                   -

(a)  None of the share classes are subject to a front-end sales charge.

See notes to financial statements.


                                                          ANNUAL REPORT 2002 101

STATEMENTS OF OPERATIONS
For the Year Ended October 31, 2002

=================================================================================================================================


                                                                                    GARTMORE MORLEY             NORTHPOINTE
                                                                               CAPITAL ACCUMULATION FUND    SMALL CAP VALUE FUND
                                                                              ---------------------------  ----------------------
INVESTMENT INCOME:
Interest income                                                               $                3,731,295   $              38,038
Dividend income                                                                                        -                 475,781
                                                                              ---------------------------  ----------------------
    Total Income                                                                               3,731,295                 513,819
                                                                              ---------------------------  ----------------------
EXPENSES:
Investment advisory fees                                                                         246,827                 286,849
Fund administration and transfer agent fees                                                      111,670                  55,652
Distribution fees Service Class                                                                  117,767                       -
Distribution fees IRA Class                                                                       23,016                       -
Administrative servicing fees Service Class                                                       59,889                       -
Administrative servicing fees IRA Class                                                            6,919                       -
Wrapper contract premiums                                                                         99,964                       -
Other fees                                                                                        44,058                  15,574
                                                                              ---------------------------  ----------------------
    Total expenses before waived or reimbursed expenses                                          710,110                 358,075
                                                                              ---------------------------  ----------------------
Investment advisory fees voluntarily reduced                                                     (70,521)                      -
Expenses reimbursed                                                                              (13,608)                (20,604)
                                                                              ---------------------------  ----------------------
    Total Expenses                                                                               625,981                 337,471
                                                                              ---------------------------  ----------------------
NET INVESTMENT INCOME (LOSS)                                                                   3,105,314                 176,348
                                                                              ---------------------------  ----------------------
REALIZED / UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Realized gains (losses) on investment transactions                                               (42,365)               (345,795)
Net change in unrealized appreciation/depreciation on investments                              1,744,590              (2,036,800)
Net change in unrealized appreciation/depreciation on wrapper contracts                       (1,776,778)                      -
                                                                              ---------------------------  ----------------------
Net realized/unrealized gains (losses) on investments and wrapper contracts                      (74,553)             (2,382,595)
                                                                              ---------------------------  ----------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                $                3,030,761   $          (2,206,247)
                                                                              ===========================  ======================

See notes to financial statements.


                                                          ANNUAL REPORT 2002 102

STATEMENTS OF CHANGES IN NET ASSETS

====================================================================================================================


                                                            GARTMORE MORLEY CAPITAL          NORTHPOINTE SMALL
                                                               ACCUMULATION FUND               CAP VALUE FUND
                                                          ----------------------------  ----------------------------
                                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                           OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                              2002           2001           2002           2001
                                                          -------------  -------------  -------------  -------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)                              $  3,105,314   $1,886,799 $        176,348   $    269,647
Net realized gains (losses) on investment transactions         (42,365)       169,235       (345,795)     2,213,852
Net change in unrealized appreciation/depreciation
  on investments                                             1,744,590      1,549,573     (2,036,800)    (1,422,435)
Net change in unrealized appreciation/depreciation
  on wrapper contracts                                      (1,776,778)    (1,708,079)             -              -
                                                          -------------  -------------  -------------  -------------
Change in net assets resulting from operations               3,030,761      1,897,528     (2,206,247)     1,061,064
                                                          -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS FROM:
Net investment income                                       (1,991,460)    (1,070,636)             -              -
Net realized gains on investments                              (99,316)             -              -              -

DISTRIBUTIONS TO INSTITUTIONAL CLASS SHAREHOLDERS FROM:
Net investment income                                         (671,491)      (716,754)      (185,936)      (253,061)
Net realized gains on investments                              (57,412)             -     (1,731,237)             -

DISTRIBUTIONS TO IRA CLASS SHAREHOLDERS FROM:
Net investment income                                         (367,858)      (110,138)             -              -
Net realized gains on investments                               (8,159)             -              -              -
                                                          -------------  -------------  -------------  -------------
Change in net assets from shareholder distributions         (3,195,696)    (1,897,528)    (1,917,173)      (253,061)
                                                          -------------  -------------  -------------  -------------
Change in net assets from capital transactions              99,609,668     22,814,510      3,613,636      6,302,959
                                                          -------------  -------------  -------------  -------------
Change in net assets                                        99,444,733     22,814,510       (509,784)     7,110,962

NET ASSETS:
Beginning of period                                         42,474,595     19,660,085     30,470,455     23,359,493
                                                          -------------  -------------  -------------  -------------
End of period                                             $141,919,328   $ 42,474,595   $ 29,960,671   $ 30,470,455
                                                          =============  =============  =============  =============

See notes to financial statements.


                                                          2002 ANNUAL REPORT 103

FINANCIAL HIGHLIGHTS
Selected Data for Each Share of Capital Outstanding

=================================================================================================================================


GARTMORE MORLEY CAPITAL ACCUMULATION FUND

                                                       INVESTMENT ACTIVITIES                       DISTRIBUTIONS
=================================================================================================================================
                                                                NET
                                                              REALIZED
                                                                AND
                                   NET ASSET       NET       UNREALIZED
                                     VALUE,        NET         GAINS         TOTAL
                                   BEGINNING   INVESTMENT     (LOSSES)       FROM         NET           NET
                                       OF        INCOME          ON       INVESTMENT  INVESTMENT      REALIZED         TOTAL
                                     PERIOD      (LOSS)     INVESTMENTS   ACTIVITIES    INCOME         GAINS       DISTRIBUTIONS
=================================================================================================================================
SERVICE CLASS SHARES
Period Ended October 31, 1999 (d)  $    10.00         0.35             -        0.35       (0.35)              -           (0.35)
Year Ended October 31, 2000        $    10.00         0.53          0.01        0.54       (0.54)              -           (0.54)
Year Ended October 31, 2001        $    10.00         0.55             -        0.55       (0.55)              -           (0.55)
Year Ended October 31, 2002        $    10.00         0.44             -        0.44       (0.44)          (0.04)          (0.48)

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 1999 (d)  $    10.00         0.38             -        0.38       (0.38)              -           (0.38)
Year Ended October 31, 2000        $    10.00         0.57          0.01        0.58       (0.58)              -           (0.58)
Year Ended October 31, 2001        $    10.00         0.59             -        0.59       (0.59)              -           (0.59)
Year Ended October 31, 2002        $    10.00         0.47             -        0.47       (0.47)          (0.04)          (0.51)

IRA CLASS SHARES
Period Ended October 31, 1999 (d)  $    10.00         0.35             -        0.35       (0.35)              -           (0.35)
Year Ended October 31, 2000        $    10.00         0.53          0.01        0.54       (0.54)              -           (0.54)
Year Ended October 31, 2001        $    10.00         0.55             -        0.55       (0.55)              -           (0.55)
Year Ended October 31, 2002        $    10.00         0.43             -        0.43       (0.43)          (0.04)          (0.47)



                                                                                 RATIOS / SUPPLEMENTAL DATA
================================================================================================================================
                                                                                                          RATIO OF
                                                                                             RATIO OF     EXPENSES
                                                                                                NET       (PRIOR TO
                                                NET                   NET       RATIO OF    INVESTMENT    REIMBURSE
                                               ASSET                ASSETS      EXPENSES      INCOME       MENTS)
                                    REVERSE   VALUE,               AT END OF       TO         (LOSS)     TO AVERAGE   PORTFOLIO
                                     STOCK    END OF     TOTAL      PERIOD       AVERAGE    TO AVERAGE       NET       TURNOVER
                                   SPLIT (A)  PERIOD    RETURN      (000S)     NET ASSETS   NET ASSETS   ASSETS (B)      (C)
================================================================================================================================
SERVICE CLASS SHARES
Period Ended October 31, 1999 (d)          -  $ 10.00  3.60% (e)  $     1,051    0.95% (f)    4.74% (f)    6.10% (f)       8.20%
Year Ended October 31, 2000                -  $ 10.00      5.52%  $     8,820        0.95%        5.51%        1.80%      28.30%
Year Ended October 31, 2001                -  $ 10.00      5.64%  $    24,871        0.95%        5.45%        1.23%      59.67%
Year Ended October 31, 2002             0.04  $ 10.00      4.44%  $    84,679        0.96%        4.23%        0.98%      37.37%

INSTITUTIONAL CLASS SHARES
Period Ended October 31, 1999 (d)          -  $ 10.00  3.91% (e)  $     5,130    0.55% (f)    5.17% (f)    4.18% (f)       8.20%
Year Ended October 31, 2000                -  $ 10.00      5.93%  $     8,973        0.55%        5.85%        1.47%      28.30%
Year Ended October 31, 2001                -  $ 10.00      6.06%  $    15,531        0.55%        5.83%        0.83%      59.67%
Year Ended October 31, 2002             0.04  $ 10.00      4.84%  $    19,239        0.57%        4.73%        0.61%      37.37%

IRA CLASS SHARES
Period Ended October 31, 1999 (d)          -  $ 10.00  3.60% (e)  $     1,829    0.95% (f)    4.77% (f)    4.65% (f)       8.20%
Year Ended October 31, 2000                -  $ 10.00      5.51%  $     1,867        0.95%        5.38%        1.81%      28.30%
Year Ended October 31, 2001                -  $ 10.00      5.64%  $     2,073        0.95%        5.46%        1.19%      59.67%
Year Ended October 31, 2002             0.04  $ 10.00      4.41%  $    38,001        1.01%        4.00%        1.01%      37.37%

(a) Per share numbers prior to December 31, 2001 have been adjusted to reflect a 1.003633 for 1 reverse stock split.
(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(d) For the period from February 1, 1999 (commencement of operations) through October 31, 1999.
(e)  Not annualized.
(f)  Annualized.

See notes to financial statements.


                                                          2002 ANNUAL REPORT 104

NORTHPOINTE SMALL CAP VALUE FUND

================================================================================================================================


                                                         INVESTMENT ACTIVITIES                       DISTRIBUTIONS
================================================================================================================================
                                                                  NET
                                      NET                      REALIZED
                                     ASSET                        AND
                                     VALUE,        NET        UNREALIZED        TOTAL
                                   BEGINNING   INVESTMENT        GAINS          FROM          NET         NET
                                       OF        INCOME        (LOSSES)      INVESTMENT   INVESTMENT   REALIZED       TOTAL
                                     PERIOD      (LOSS)     ON INVESTMENTS   ACTIVITIES     INCOME       GAINS    DISTRIBUTIONS
================================================================================================================================
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (b)  $    10.00         0.02            0.49         0.51        (0.01)         -           (0.01)
Year Ended October 31, 2001        $    10.50         0.13            0.62         0.75        (0.11)         -           (0.11)
Year Ended October 31, 2002        $    11.14         0.06           (0.69)       (0.63)       (0.06)     (0.63)          (0.69)


                                                                         RATIOS / SUPPLEMENTAL DATA
=======================================================================================================================
                                                                                                  RATIO OF
                                                                                    RATIO OF      EXPENSES
                                                                                       NET       (PRIOR TO
                                     NET                                           INVESTMENT    REIMBURSE
                                    ASSET               NET ASSETS     RATIO OF      INCOME       MENTS)
                                   END OF     TOTAL     AT END OF    EXPENSES TO     (LOSS)     TO AVERAGE
                                   VALUE,     TOTAL       PERIOD       AVERAGE     TO AVERAGE       NET      PORTFOLIO
                                   PERIOD    RETURN       (000S)      NET ASSETS   NET ASSETS   ASSETS (A)    TURNOVER
=======================================================================================================================
INSTITUTIONAL CLASS SHARES
Period Ended October 31, 2000 (b)  $ 10.50  5.14% (c)  $     23,359     1.00% (d)    0.82% (d)    1.79% (d)      49.93%
Year Ended October 31, 2001        $ 11.14      7.13%  $     30,470         1.00%        1.00%        1.38%     150.45%
Year Ended October 31, 2002        $  9.82    (6.43%)  $     29,961         1.00%        0.52%        1.06%     105.59%

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from June 29, 2000 (commencement of operations) through October 31, 2000.
(c)  Not annualized.
(d)  Annualized.

See  notes to financial statements.


                                                          2002 ANNUAL REPORT 105

NOTES TO FINANCIAL STATEMENTS
October 31, 2002

================================================================================


1.  ORGANIZATION

Gartmore Mutual Funds (the "Trust") is an open-end management investment company. Prior to January 25, 2002 the Trust was named Nationwide Mutual Funds. The Trust was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 30, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust operates thirty-seven (37) separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually a "Fund", collectively the "Funds"):

                         -    Nationwide Large Cap Growth Fund ("Large Cap
                              Growth")
                         -    Nationwide Small Cap Fund ("Small Cap")
                         -    Nationwide S&P 500 Index Fund ("S&P 500 Index")
                         - Nationwide Mid Cap Market Index Fund ("Mid Cap Market Index")
                         -    Nationwide Small Cap Index Fund ("Small Cap
                              Index")
                         -    Nationwide International Index Fund
                              ("International Index")
                         -    Nationwide Bond Index Fund ("Bond Index")
                         - Gartmore Morley Capital Accumulation Fund ("Morley Capital Accumulation")
                         -    NorthPointe Small Cap Value Fund ("Small Cap
                              Value")

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)  SECURITY VALUATION

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price or, if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Funds' Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

     The wrap contracts of the Morley Capital Accumulation Fund will be an asset on the balance sheet if the contract value is greater than market value or a liability on the balance sheet if the contract value is less than market value. The Fund's Board of Trustees has approved a valuation methodology to value the wrap contracts. The Fund's investment adviser considers the ability of each wrap provider to fulfill its contractual obligations when choosing the wrap providers.


                                                          2002 ANNUAL REPORT 106

================================================================================


(b)  REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or 2002 ANNUAL REPORT 107 which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(c)  FOREIGN CURRENCY TRANSACTIONS

     The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

(d)  RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES

     Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

     Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(e)  FORWARD FOREIGN CURRENCY CONTRACTS

     Certain Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolio securities denominated in a particular currency. The Funds could be exposed to risks if the counter parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

(f)  FUTURES CONTRACTS

     Certain Funds may invest in financial futures contracts ("futures contracts") for the purpose of hedging their existing portfolio securities or securities they intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes. Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin", are made each day, depending on the daily fluctuations in the fair value/market value of the underlying security. A gain or loss equal to the daily variation margin is recognized on a daily basis.

     A "sale" of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A "purchase" of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.


                                                          2002 ANNUAL REPORT 107

October 31, 2002

================================================================================


     Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value of the underlying hedged assets.

(g)  SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(h)  FEDERAL INCOME TAXES

     It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

     The tax character of distributions paid during the fiscal year ended October 31, 2002, was as follows:

                                 DISTRIBUTIONS PAID FROM
                             -------------------------------
                              ORDINARY        NET LONG-       TOTAL TAXABLE     TAX EXEMPT          TOTAL
FUND                           INCOME    TERM CAPITAL GAINS   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS PAID
-----------------------------------------------------------------------------------------------------------------
Large Cap Growth             $        -  $                 -  $            -  $            -  $                 -
-----------------------------------------------------------------------------------------------------------------
Small Cap                             -                    -               -               -                    -
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                 4,911,425                    -       4,911,425               -            4,911,425
-----------------------------------------------------------------------------------------------------------------
Mid Cap Market Index            469,839                    -         469,839               -              469,839
-----------------------------------------------------------------------------------------------------------------
Small Cap Index                 272,003                    -         272,003               -              272,003
-----------------------------------------------------------------------------------------------------------------
International Index           1,524,021                    -       1,524,021               -            1,524,021
-----------------------------------------------------------------------------------------------------------------
Bond Index                    5,084,615               39,125       5,123,740               -            5,123,740
-----------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation   2,829,498              118,235       2,947,733               -            2,947,733
-----------------------------------------------------------------------------------------------------------------
Small Cap Value               1,728,727              188,446       1,917,173               -            1,917,173
-----------------------------------------------------------------------------------------------------------------

As of October 31, 2002, the components of accumulated earnings (deficit) on a tax basis was as follows:

                             UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED                                   ACCUMULATED
                               TAX EXEMPT       ORDINARY       LONG-TERM     ACCUMULATED    DISTRIBUTIONS    CAPITAL AND
FUND                             INCOME          INCOME      CAPITAL GAINS     EARNINGS        PAYABLE       OTHER LOSSES
--------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             $            -  $            -  $            -  $          -  $            -   $ (22,139,490)
--------------------------------------------------------------------------------------------------------------------------
Small Cap                                 -               -               -             -               -      (1,410,850)
--------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                             -         709,841               -       709,841               -     (24,382,120)
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Market Index                      -          75,334               -        75,334               -      (1,179,516)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Index                           -          60,051               -        60,051               -      (1,070,363)
--------------------------------------------------------------------------------------------------------------------------
International Index                       -          83,288               -        83,288               -      (1,777,947)
--------------------------------------------------------------------------------------------------------------------------
Bond Index                                -       1,095,410          21,047     1,116,457        (822,015)              -
--------------------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation               -         515,523               -       515,523        (417,864)        (42,365)
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value                           -          22,862               -        22,862               -        (362,773)
--------------------------------------------------------------------------------------------------------------------------

                                UNREALIZED             TOTAL
                               APPRECIATION         ACCUMULATED
FUND                          (DEPRECIATION)*   EARNINGS (DEFICIT)
-------------------------------------------------------------------
Large Cap Growth             $     (6,914,341)  $      (29,053,831)
-------------------------------------------------------------------
Small Cap                          (2,337,311)          (3,748,161)
-------------------------------------------------------------------
S&P 500 Index                    (173,363,753)        (197,036,032)
-------------------------------------------------------------------
Mid Cap Market Index              (11,435,474)         (12,539,656)
-------------------------------------------------------------------
Small Cap Index                    (7,562,672)          (8,572,984)
-------------------------------------------------------------------
International Index               (17,078,691)         (18,773,350)
-------------------------------------------------------------------
Bond Index                          4,308,347            4,602,789
-------------------------------------------------------------------
Morley Capital Accumulation         3,231,705            3,286,999
-------------------------------------------------------------------
Small Cap Value                    (2,043,850)          (2,383,761)
-------------------------------------------------------------------

* The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.


                                                          ANNUAL REPORT 2002 108

================================================================================


As of October 31, 2002, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

                                 TAX                                       NET UNREALIZED
                               COST OF      UNREALIZED      UNREALIZED      APPRECIATION
FUND                          SECURITIES   APPRECIATION    DEPRECIATION    (DEPRECIATION)
------------------------------------------------------------------------------------------
Large Cap Growth             $ 42,292,817  $   1,618,275  $  (8,532,616)  $    (6,914,341)
------------------------------------------------------------------------------------------
Small Cap                      29,403,775      2,082,265     (4,419,576)       (2,337,311)
------------------------------------------------------------------------------------------
S&P 500 Index                 722,901,791     25,971,838   (199,335,591)     (173,363,753)
------------------------------------------------------------------------------------------
Mid Cap Market Index          114,644,494      6,457,521    (17,892,995)      (11,435,474)
------------------------------------------------------------------------------------------
Small Cap Index                51,978,683      2,613,128    (10,175,800)       (7,562,672)
------------------------------------------------------------------------------------------
International Index           142,008,431      2,051,543    (19,102,400)      (17,050,857)
------------------------------------------------------------------------------------------
Bond Index                    250,462,298      5,223,185       (914,838)        4,308,347
------------------------------------------------------------------------------------------
Morley Capital Accumulation   139,807,374      3,271,071        (39,366)        3,231,705
------------------------------------------------------------------------------------------
Small Cap Value                31,910,848      2,181,553     (4,225,403)       (2,043,850)
------------------------------------------------------------------------------------------

As of October 31, 2002, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any to the extent provided by the treasury regulations:

FUND                                                  AMOUNT     EXPIRES
------------------------------------------------------------------------
Large Cap Growth                                    $10,691,738     2009
------------------------------------------------------------------------
Large Cap Growth                                     11,447,752     2010
------------------------------------------------------------------------
Small Cap                                               489,932     2009
------------------------------------------------------------------------
Small Cap                                               920,918     2010
------------------------------------------------------------------------
S&P 500 Index                                         5,490,537     2009
------------------------------------------------------------------------
S&P 500 Index                                        18,891,583     2010
------------------------------------------------------------------------
Mid Cap Market Index                                    243,250     2009
------------------------------------------------------------------------
Mid Cap Market Index                                    936,266     2010
------------------------------------------------------------------------
Small Cap Index                                          17,303     2008
------------------------------------------------------------------------
Small Cap Index                                       1,053,060     2010
------------------------------------------------------------------------
International Index                                       7,023     2008
------------------------------------------------------------------------
International Index                                     503,770     2009
------------------------------------------------------------------------
International Index                                   1,267,154     2010
------------------------------------------------------------------------
Morley Capital Accumulation                              42,365     2010
------------------------------------------------------------------------
Small Cap Value                                         362,773     2010
------------------------------------------------------------------------

For the taxable year ended October 31, 2002, the following percentage of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

                                                     QUALIFIED
FUND                                              DIVIDEND INCOME
------------------------------------------------------------------
S&P 500 Index                                                 100%
------------------------------------------------------------------
Mid Cap Market Index                                           88%
------------------------------------------------------------------
Small Cap Index                                                94%
------------------------------------------------------------------
Small Cap Value                                                32%
------------------------------------------------------------------

(i)  DISTRIBUTIONS TO SHAREHOLDERS

     Net investment income, if any, is declared daily and paid monthly for the Bond Index and Capital Accumulation Funds and is declared and paid quarterly for all other Funds. For all Funds, distributable net realized capital gains, if any, are declared and distributed at least annually.

     Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e.,


                                                          2002 ANNUAL REPORT 109

October 31, 2002

================================================================================


     reclassification of market discounts, gain/loss, paydowns and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the respective Funds. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(j)  EXPENSES

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on total settled shares outstanding of each class for the Bond Index and Morley Capital Accumulation Funds and based on relative net assets of each class for all other Funds. Expenses specific to a class (such as 12b-1 and administrative services fees) are charged to that class.

(k)  WRAP CONTRACT - MORLEY CAPITAL ACCUMULATION FUND

     A wrap contract is a derivative instrument that is designed to protect the portfolio from investment losses and, under most circumstances, permit the Morley Capital Accumulation Fund to maintain a constant NAV per share. There is no active trading market for wrap contracts, and none is expected to develop; therefore, they are considered illiquid.

     In connection with its investment objective of maintaining a stable net asset value per share, the Morley Capital Accumulation Fund has entered into book value maintenance ("wrap contracts") with the following institutions: Bank of America NT&SA and Aegon USA (collectively the "wrap providers"). The wrap contracts obligate the wrap providers to make payments in specified circumstances, and allow the Morley Capital Accumulation Fund under most circumstances to maintain net asset value at $10.00 per share. All classes shares have been adjusted to reflect the
     1.003633 reverse stock split that occurred on December 31, 2001 that was necessary to maintain net asset value at $10.00 per share.


                                                          2002 ANNUAL REPORT 110

================================================================================


(l)  CAPITAL SHARE TRANSACTIONS

     Transactions in capital shares of the Funds were as follows:

                                                          LARGE CAP GROWTH                           SMALL CAP
                                                -------------------------------------  --------------------------------------
                                                   YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                 OCTOBER 31 2002    OCTOBER 31, 2001    OCTOBER 31, 2002    OCTOBER 31, 2001
                                                -----------------  ------------------  ------------------  ------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
Proceeds from shares issued                     $     16,759,175   $      30,618,024   $      22,393,255   $       9,341,673
Dividends reinvested                                           -           1,513,368                   -           2,009,033
Cost of shares redeemed                              (16,782,137)        (19,294,797)        (21,354,058)        (10,058,996)
                                                -----------------  ------------------  ------------------  ------------------
                                                         (22,962)         12,836,595           1,039,197           1,291,710
                                                -----------------  ------------------  ------------------  ------------------
CLASS B SHARES
Proceeds from shares issued                              429,303             791,848             401,755             286,513
Dividends reinvested                                           -             114,914                   -              67,048
Cost of shares redeemed                                 (429,897)           (356,773)           (149,336)            (83,487)
                                                -----------------  ------------------  ------------------  ------------------
                                                            (594)            549,989             252,419             270,074
                                                -----------------  ------------------  ------------------  ------------------
CLASS C SHARES
Proceeds from shares issued                               23,309           38,574 (a)             16,185           20,791 (a)
Cost of shares redeemed                                  (11,317)                  -              (3,141)             (25)(a)
                                                -----------------  ------------------  ------------------  ------------------
                                                          11,992              38,574              13,044              20,766
                                                -----------------  ------------------  ------------------  ------------------
INSTITUTIONAL SERVICE CLASS SHARES
Proceeds from shares issued                            2,021,038           5,477,816           5,340,172           3,547,999
Dividends reinvested                                           -             353,855                   -             374,497
Cost of shares redeemed                               (2,018,146)         (3,545,736)         (2,777,916)         (2,724,733)
                                                -----------------  ------------------  ------------------  ------------------
                                                           2,892           2,285,935           2,562,256           1,197,763
                                                -----------------  ------------------  ------------------  ------------------
Change in net assets from capital transactions  $         (8,672)  $      15,711,093   $       3,866,916   $       2,780,313
                                                =================  ==================  ==================  ==================
SHARE TRANSACTIONS:
CLASS A SHARES
  Issued                                               2,178,548           3,012,711           2,001,106             822,770
  Reinvested                                                   -             127,498                   -             173,052
  Redeemed                                            (2,150,855)         (1,916,516)         (1,853,856)           (855,131)
                                                -----------------  ------------------  ------------------  ------------------
                                                          27,693           1,223,693             147,250             140,691
                                                -----------------  ------------------  ------------------  ------------------
CLASS B SHARES
  Issued                                                  54,351              78,241              34,514              24,418
  Reinvested                                                   -                                 9,851 -               5,830
  Redeemed                                               (58,745)            (36,505)            (13,843)             (7,181)
                                                -----------------  ------------------  ------------------  ------------------
                                                          (4,394)             51,587              20,671              23,067
                                                -----------------  ------------------  ------------------  ------------------
CLASS C SHARES
  Issued                                                   2,815            4,300 (a)              1,425            1,838 (a)
  Redeemed                                                (1,428)                  -                (320)              (2)(a)
                                                -----------------  ------------------  ------------------  ------------------
                                                           1,387               4,300               1,105               1,836
                                                -----------------  ------------------  ------------------  ------------------
INSTITUTIONAL SERVICE CLASS SHARES
  Issued                                                 254,315             540,413             444,292             299,375
  Reinvested                                                   -              29,686                   -              32,173
  Redeemed                                              (250,352)           (358,116)           (252,618)           (236,439)
                                                -----------------  ------------------  ------------------  ------------------
                                                           3,963             211,983             191,674              95,109
                                                -----------------  ------------------  ------------------  ------------------
Total change in shares                                    28,649           1,491,563             360,700             260,703
                                                =================  ==================  ==================  ==================

(a) For the period from March 1, 2001 (commencement of operations) through October 31, 2001.


                                                          2002 ANNUAL REPORT 111

October 31, 2002

================================================================================

                                            S&P 500 INDEX              MID CAP MARKET INDEX            SMALL CAP INDEX
                                    ----------------------------  ----------------------------  ----------------------------
                                     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                     OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                        2002           2001           2002           2001           2002           2001
                                    -------------  -------------  -------------  -------------  -------------  -------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
  Proceeds from shares issued       $  2,166,227   $  2,078,385   $ 22,364,971   $  8,106,287   $ 12,725,413   $  5,625,844
  Dividends reinvested                    38,516         46,364         64,420        197,643         53,079         12,050
  Cost of shares redeemed               (664,992)      (307,287)    (9,456,835)    (1,166,171)    (3,641,883)    (1,157,668)
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                       1,539,751      1,817,462     12,972,556      7,137,759      9,136,609      4,480,226
                                    -------------  -------------  -------------  -------------  -------------  -------------
CLASS B SHARES
  Proceeds from shares issued          1,382,101      1,506,860        103,364       5,353 (a)    120,562 (b)             -
  Dividends reinvested                     7,293         18,603             36           1 (a)        126 (b)             -
  Cost of shares redeemed               (322,821)      (161,740)        (8,287)             -      (6,026)(b)             -
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                       1,066,573      1,363,723         95,113          5,354        114,662              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
INSTITUTIONAL CLASS SHARES
  Proceeds from shares issued        208,000,180     96,708,481     85,344,030     24,076,459     34,484,947     12,676,426
  Dividends reinvested                 2,092,852      2,226,883        405,386        484,196        218,804         48,514
  Cost of shares redeemed            (49,074,639)   (53,335,286)   (20,582,702)    (4,242,492)    (7,578,706)    (3,007,320)
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                     161,018,393     45,600,078     65,166,714     20,318,163     27,125,045      9,717,620
                                    -------------  -------------  -------------  -------------  -------------  -------------
SERVICE CLASS SHARES
  Proceeds from shares issued        107,644,742    115,704,135              -              -              -              -
  Dividends reinvested                 2,338,484      4,265,411              -              -              -              -
  Cost of shares redeemed            (24,818,428)    (9,130,773)             -              -              -              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                      85,164,798    110,838,773              -              -              -              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
INSTITUTIONAL SERVICE CLASS SHARES
  Proceeds from shares issued         26,834,379     20,332,968              -              -              -              -
  Dividends reinvested                   431,912        736,411              -              -              -              -
  Cost of shares redeemed            (12,631,782)    (7,345,638)             -              -              -              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                      14,634,509     13,723,741              -              -              -              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
LOCAL FUND SHARES
  Proceeds from shares issued                  -      5,922,860              -              -              -              -
  Dividends reinvested                     1,090        203,899              -              -              -              -
  Cost of shares redeemed                      -    (14,743,907)             -              -              -              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
                                           1,090     (8,617,148)             -              -              -              -
                                    -------------  -------------  -------------  -------------  -------------  -------------
Change in net assets from
  capital transactions              $263,425,114   $164,726,629   $ 78,234,383   $ 27,461,276   $ 36,376,316   $ 14,197,846
                                    =============  =============  =============  =============  =============  =============

(a) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.

(b) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.


                                                          ANNUAL REPORT 2002 112

================================================================================


                                           S&P 500 INDEX          MID CAP MARKET INDEX             SMALL CAP INDEX
                                    --------------------------  --------------------------  --------------------------
                                     YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                        2002          2001          2002          2001          2002          2001
                                    ------------  ------------  ------------  ------------  ------------  ------------
SHARE TRANSACTIONS:
CLASS A SHARES
  Issued                                234,360       201,836     2,065,062       754,056     1,443,843       615,152
  Reinvested                              4,501         4,313         6,270        18,406         6,294         1,479
  Redeemed                              (76,123)      (29,151)     (926,518)     (108,902)     (418,693)     (128,295)
                                    ------------  ------------  ------------  ------------  ------------  ------------
                                        162,738       176,998     1,144,814       663,560     1,031,444       488,336
                                    ------------  ------------  ------------  ------------  ------------  ------------
CLASS B SHARES
  Issued                                149,144       141,623         9,649        593 (a)    13,020 (b)            -
  Reinvested                                868         1,614             3             -         13 (b)            -
  Redeemed                              (37,403)      (15,927)         (864)            -       (718)(b)            -
                                    ------------  ------------  ------------  ------------  ------------  ------------
                                        112,609       127,310         8,788           593        12,315             -
                                    ------------  ------------  ------------  ------------  ------------  ------------
INSTITUTIONAL CLASS SHARES
  Issued                             24,712,089     9,375,464     8,374,096     2,394,146     4,074,841     1,447,161
  Reinvested                            248,868       208,808        39,823        44,584        26,014         5,616
  Redeemed                           (5,961,179)   (5,166,895)   (2,031,448)     (398,209)     (915,960)     (334,038)
                                    ------------  ------------  ------------  ------------  ------------  ------------
                                     18,999,778     4,417,377     6,382,471     2,040,521     3,184,895     1,118,739
                                    ------------  ------------  ------------  ------------  ------------  ------------
SERVICE CLASS SHARES
  Issued                             11,969,770    10,960,560             -             -             -             -
  Reinvested                            272,213       395,172             -             -             -             -
  Redeemed                           (2,890,421)     (898,051)            -             -             -             -
                                    ------------  ------------  ------------  ------------  ------------  ------------
                                      9,351,562    10,457,681             -             -             -             -
                                    ------------  ------------  ------------  ------------  ------------  ------------
INSTITUTIONAL SERVICE CLASS SHARES
  Issued                              3,026,182     1,923,157             -             -             -             -
  Reinvested                             49,754        68,261             -             -             -             -
  Redeemed                           (1,479,191)     (709,785)            -             -             -             -
                                    ------------  ------------  ------------  ------------  ------------  ------------
                                      1,596,745     1,281,633             -             -             -             -
                                    ------------  ------------  ------------  ------------  ------------  ------------
LOCAL FUND SHARES
  Issued                                      -       544,096             -             -             -             -
  Reinvested                         125 18,111             -                           -             -             -
  Redeemed                                    -    (1,397,300)            -             -             -             -
                                    ------------  ------------  ------------  ------------  ------------  ------------
                                            125      (835,093)            -             -             -             -
                                    ------------  ------------  ------------  ------------  ------------  ------------
Total change in shares               30,223,557    15,625,906     7,536,073     2,704,674     4,228,654     1,607,075
                                    ============  ============  ============  ============  ============  ============

(a) For the period from May 25, 2001 (commencement of operations) through October 31, 2001.

(b) For the period from November 29, 2001 (commencement of operations) through October 31, 2002.


                                                          ANNUAL REPORT 2002 113

October 31, 2002

================================================================================


                                                          INTERNATIONAL INDEX                       BOND INDEX
                                                --------------------------------------  -------------------------------------
                                                    YEAR ENDED          YEAR ENDED         YEAR ENDED          YEAR ENDED
                                                 OCTOBER 31, 2002    OCTOBER 31, 2001    OCTOBER 31 2002    OCTOBER 31, 2001
                                                ------------------  ------------------  -----------------  ------------------
CAPITAL TRANSACTIONS:
CLASS A SHARES
  Proceeds from shares issued                   $      84,979,808   $      14,033,385   $     86,302,550   $      11,061,327
  Dividends reinvested                                    176,030               8,445            937,092             159,494
  Cost of shares redeemed                             (82,335,161)         (3,113,946)       (59,036,005)        (10,142,262)
                                                ------------------  ------------------  -----------------  ------------------
                                                        2,820,677          10,927,884         28,203,637           1,078,559
                                                ------------------  ------------------  -----------------  ------------------
CLASS B SHARES
  Proceeds from shares issued                              54,685              34,549             16,353           10,000 (a)
  Dividends reinvested                                        786                 300                580                   -
  Cost of shares redeemed                                 (18,040)            (12,964)                (5)                  -
                                                ------------------  ------------------  -----------------  ------------------
                                                           37,431              21,885             16,928              10,000
                                                ------------------  ------------------  -----------------  ------------------
INSTITUTIONAL CLASS SHARES
  Proceeds from shares issued                         158,914,467          40,911,118        177,175,915          44,595,314
  Dividends reinvested                                  1,346,579              59,882          4,181,307             491,848
  Cost of shares redeemed                             (57,635,844)         (9,881,846)       (44,746,796)         (4,049,413)
                                                ------------------  ------------------  -----------------  ------------------
                                                      102,625,202          31,089,154        136,610,426          41,037,749
                                                ------------------  ------------------  -----------------  ------------------
Change in net assets from capital transactions  $     105,483,310   $      42,038,923   $    164,830,991   $      42,126,308
                                                ==================  ==================  =================  ==================
SHARE TRANSACTIONS:
CLASS A SHARES
  Issued                                               15,244,053           2,123,369          7,956,207           1,042,115
  Reinvested                                               29,880               1,224             87,254              15,237
  Redeemed                                            (14,620,795)           (442,812)        (5,422,533)           (998,690)
                                                ------------------  ------------------  -----------------  ------------------
                                                          653,138           1,681,781          2,620,928              58,662
                                                ------------------  ------------------  -----------------  ------------------
CLASS B SHARES
  Issued                                                    8,757               4,777              1,527              930 (a)
  Reinvested                                                  134                  42                 54                   -
  Redeemed                                                 (3,042)             (1,693)                (1)                  -
                                                ------------------  ------------------  -----------------  ------------------
                                                            5,849               3,126              1,580                 930
                                                ------------------  ------------------  -----------------  ------------------
INSTITUTIONAL CLASS SHARES
  Issued                                               27,589,163           6,096,008         16,464,473           4,152,560
  Reinvested                                              232,836               8,514            389,083              46,745
  Redeemed                                            (10,434,624)         (1,343,282)        (4,138,782)           (383,530)
                                                ------------------  ------------------  -----------------  ------------------
                                                       17,387,375           4,761,240         12,714,774           3,815,775
                                                ------------------  ------------------  -----------------  ------------------
Total change in shares                                 18,046,362           6,446,147         15,337,282           3,875,367
                                                ==================  ==================  =================  ==================

(a) For the period from October 12, 2001 (commencement of operations) through October 31, 2001.


                                                          2002 ANNUAL REPORT 114

                                        MORLEY CAPITAL ACCUMULATION                   SMALL CAP VALUE
                                   ------------------  ------------------  ------------------  -----------------
                                       YEAR ENDED          YEAR ENDED          YEAR ENDED         YEAR ENDED
                                    OCTOBER 31, 2002    OCTOBER 31, 2001    OCTOBER 31, 2002   OCTOBER 31, 2001
                                   ------------------  ------------------  ------------------  -----------------
CAPTIAL TRANSACTIONS:
SERVICE CLASS SHARES
  Proceeds from shares issued      $      81,612,878   $      25,431,899   $               -                  -
  Dividends reinvested                     1,936,007           1,022,082                   -                  -
  Cost of shares redeemed                (23,641,279)        (10,403,344)                  -                  -
                                   ------------------  ------------------  ------------------  -----------------
                                          59,907,606          16,050,637                   -                  -
                                   ------------------  ------------------  ------------------  -----------------
INSTITUTIONAL CLASS SHARES
  Proceeds from shares issued             19,959,087           8,935,985           1,994,386          6,879,366
  Dividends reinvested                       723,195             694,996           1,849,661            149,810
  Cost of shares redeemed                (16,916,327)         (3,073,170)           (230,411)          (726,217)
                                   ------------------  ------------------  ------------------  -----------------
                                           3,765,955           6,557,811           3,613,636          6,302,959
                                   ------------------  ------------------  ------------------  -----------------
IRA CLASS SHARES
  Proceeds from shares issued             50,511,894             988,159                   -                  -
  Dividends reinvested                       280,125             111,147                   -                  -
  Cost of shares redeemed                (14,855,912)           (893,244)                  -                  -
                                   ------------------  ------------------  ------------------  -----------------
                                          35,936,107             206,062                   -                  -
                                   ------------------  ------------------  ------------------  -----------------
Change in net assets from capital
  transactions                     $      99,609,668   $      22,814,510   $       3,613,636          6,302,959
                                   ==================  ==================  ==================  =================
SHARE TRANSACTIONS:
SERVICE CLASS SHARES
  Issued                                   8,161,288           2,543,189                   -                  -
  Reinvested                                 193,601             102,208                   -                  -
  Effect of Reverse Stock Split               (9,932)                  -                   -                  -
  Redeemed                                (2,364,128)         (1,040,334)                  -                  -
                                   ------------------  ------------------  ------------------  -----------------
                                           5,980,829           1,605,063                   -                  -
                                   ------------------  ------------------  ------------------  -----------------
INSTITUTIONAL CLASS SHARES
  Issued                                   1,995,910             893,598             172,664            557,090
  Reinvested                                  72,320              69,500             162,630             13,511
  Effect of Reverse Stock Split               (5,742)                  -                   -                  -
  Redeemed                                (1,691,633)           (307,317)            (19,130)           (60,581)
                                   ------------------  ------------------  ------------------  -----------------
                                             370,855             655,781             316,164            510,020
                                   ------------------  ------------------  ------------------  -----------------
IRA CLASS SHARES
  Issued                                   5,051,189              98,816                   -                  -
  Reinvested                                  28,013              11,115                   -                  -
  Effect of Reverse Stock Split                 (816)                  -                   -                  -
  Redeemed                                (1,485,591)            (89,324)                  -                  -
                                   ------------------  ------------------  ------------------  -----------------
                                           3,592,795              20,607                   -                  -
                                   ------------------  ------------------  ------------------  -----------------
Total change in shares                     9,944,479           2,281,451             316,164            510,020
                                   ==================  ==================  ==================  =================


                                                          2002 ANNUAL REPORT 115

October 31, 2002

================================================================================


3.  TRANSACTIONS WITH AFFILIATES

Under the terms of the Investment Advisory Agreements, Gartmore Mutual Fund Capital Trust ("GMF") or Gartmore Morley Capital Management, Inc. ("GMCM") manages the investment of the assets and supervises the daily business affairs of their respective Funds (as shown in the table below). GMF is a wholly owned subsidiary of Gartmore Global Investments, Inc. ("GGI"), a holding company. GGI is a wholly owned subsidiary of Gartmore Global Asset Management Trust ("GGAMT"). GGAMT is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. GMCM is a majority-owned subsidiary of Gartmore Morley Financial Services, Inc., an indirect subsidiary of GGI. GMF also provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of the subadviser, if applicable, for the Funds it advises. The subadvisers manage each of their respective Fund's investments and have the responsibility for making all investment decisions for the applicable Funds. The adviser and subadviser, if applicable, for each Fund is as follows:

FUND                         ADVISER            SUBADVISER
---------------------------------------------------------------------
Large Cap Growth             GMF      Goldman Sachs Asset Management
---------------------------------------------------------------------
Small Cap                    GMF      INVESCO, Inc.
---------------------------------------------------------------------
S&P 500 Index                GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
Mid Cap Market Index         GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
Small Cap Index              GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
International Index          GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
Bond Index                   GMF      Fund Asset Management, L.P.
---------------------------------------------------------------------
Morley Capital Accumulation  GMCM               n/a
---------------------------------------------------------------------
Small Cap Value              GMF      NorthPointe Capital, LLC(a)
---------------------------------------------------------------------

(a)  Affiliate of GMF.

Under the terms of the Investment Advisory Agreements, each Fund pays GMF or GMCM, as applicable, an investment advisory fee based on that Fund's average daily net assets. From such fees, pursuant to the subadvisory agreements, the adviser pays fees to the subadviser. Additional information regarding the investment advisory fees and subadvisory fees for GMF, GMCM and the subadvisers, where applicable, is as follows for the year ended October 31, 2002:

                                                          TOTAL     FEES       PAID TO
FUND                                  FEE SCHEDULE         FEES   RETAINED   SUBADVISER
----------------------------------------------------------------------------------------
Large Cap Growth                      Up to $150 million   0.80%      0.40%        0.40%
                                On $150 million and more   0.70%      0.40%        0.30%
----------------------------------------------------------------------------------------
Small Cap                             Up to $100 million   0.95%      0.40%        0.55%
                                On $100 million and more   0.80%      0.40%        0.40%
----------------------------------------------------------------------------------------
S&P 500 Index(a)                      Up to $200 million   0.13%      0.09%        0.04%
                                On the next $800 million   0.13%      0.11%        0.02%
                                On the next $500 million   0.13%      0.11%        0.02%
                                On the next $1.5 billion   0.12%      0.10%        0.02%
                                  On $3 billion and more   0.11%      0.09%        0.02%
----------------------------------------------------------------------------------------
Mid Cap Market Index                          All Assets   0.22%      0.13%        0.09%
----------------------------------------------------------------------------------------
Small Cap Index                               All Assets   0.20%      0.13%        0.07%
----------------------------------------------------------------------------------------
International Index(b)                        All Assets   0.27%      0.14%        0.13%
----------------------------------------------------------------------------------------
Bond Index                                    All Assets   0.22%      0.13%        0.09%
----------------------------------------------------------------------------------------
Morley Captial Accumulation(c)                All Assets   0.35%      0.25%           -
----------------------------------------------------------------------------------------
Small Cap Value                               All Assets   0.85%         -         0.85%
----------------------------------------------------------------------------------------

(a) Prior to July 1, 2002 the subadvisory fee was 0.05% on assets up to $100 million, 0.03% on the next $800 million and 0.02% on assets of $1 billion and more. Effective January 1, 2003, the subadvisory fee will change to 0.02% for all asset levels.

(b) Prior to July 1, 2002 the subadvisory fee was 0.14% on all asset levels. Effective January 1, 2003 the subadvisory fee will change to 0.12% for all asset levels.

(c) GMCM has agreed to voluntarily waive 0.10% of the advisory fee until further written notice to the shareholders.


                                                          2002 ANNUAL REPORT 116

================================================================================


Effective July 1, 2002, GMF or GMCM, where applicable, and the Funds have entered into written contracts ("Expense Limitation Agreements") limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below:

                                                                  EXPENSE CAPS
                              -------------------------------------------------------------------------------------
                                                            INSTITUTIONAL   INSTITUTIONAL   SERVICE   LOCAL
                              CLASS A   CLASS B   CLASS C       CLASS          SERVICE       CLASS    FUND     IRA
FUND                           SHARES    SHARES    SHARES       SHARES       CLASS SHARES   SHARES   SHARES   CLASS
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 1.05%     1.05%     1.05%            n/a            1.05%     n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap                        1.20%     1.20%     1.20%            n/a            1.20%     n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                    0.63%     1.23%      n/a            0.23%           0.48%    0.63%    0.35%    n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Market Index             0.81%     1.41%      n/a            0.31%            n/a      n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Index(a)               0.79%     1.39%      n/a            0.29%            n/a      n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
International Index(a)           0.86%     1.46%      n/a            0.36%            n/a      n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
Bond Index(a)                    0.81%     1.41%      n/a            0.31%            n/a      n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation       n/a       n/a       n/a            0.55%            n/a     0.55%     n/a    0.55%
--------------------------------------------------------------------------------------------------------------------
Small Cap Value                   n/a       n/a       n/a            1.00%            n/a      n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------

(a) The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through February 28, 2011.

Prior to July 1, 2002, GMF or GMCM, where applicable, and the Funds had entered into Expense Limitation Agreements limiting operating expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees and administrative services fees) from exceeding the amounts listed in the table below:

                                                                EXPENSE CAPS (a)
                              --------------------------------------------------------------------------------------
                                                            INSTITUTIONAL   INSTITUTIONAL   SERVICE    LOCAL
                              CLASS A   CLASS B   CLASS C       CLASS          SERVICE       CLASS     FUND     IRA
FUND                           SHARES    SHARES    SHARES       SHARES       CLASS SHARES    SHARES   SHARES   CLASS
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth                 1.20%     1.95%     1.95%            n/a            1.05%      n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap                        1.35%     2.10%     2.10%            n/a            1.20%      n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
S&P 500 Index                    0.63%     1.23%      n/a            0.23%           0.48%     0.63%    0.35%    n/a
--------------------------------------------------------------------------------------------------------------------
Mid Cap Market Index             0.81%     1.41%      n/a            0.31%            n/a       n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
Small Cap Index(b)               0.79%     1.39%      n/a            0.29%            n/a       n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
International Index(b)           0.86%     1.46%      n/a            0.36%            n/a       n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
Bond Index(b)                    0.81%     1.41%      n/a            0.31%            n/a       n/a      n/a     n/a
--------------------------------------------------------------------------------------------------------------------
Morley Capital Accumulation       n/a       n/a       n/a            0.55%            n/a      0.95%     n/a    0.95%
--------------------------------------------------------------------------------------------------------------------
Small Cap Value                   n/a       n/a       n/a            1.00%            n/a       n/a      n/a     n/a

(a) Prior to March 1, 2002, these expense limitations included Rule 12b-1 and administrative services fees.

(b) The Expense Limitation Agreement for these Funds also states that the expense ratio for each class will not exceed 4.00% through February 28, 2011.


                                                          2002 ANNUAL REPORT 117

October 31, 2002

================================================================================


GMF or GMCM may request and receive reimbursement from certain Funds of the advisory fees waived and other expenses reimbursed by them pursuant to the Expense Limitation Agreements at a later date not to exceed five years from commencement of operations (three fiscal years with respect to the Morley Capital Accumulation Fund) if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million;
(ii) the total annual expense ratio of the class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreements, reimbursement of amounts previously waived or assumed by GMF or GMCM is not permitted. As of the year ended October 31, 2002, the cumulative potential reimbursements were as follows:

FUND                   AMOUNT        EXPIRES
--------------------------------------------------
Large Cap Growth      $842,996  November 2, 2003
--------------------------------------------------
Small Cap              585,693  November 2, 2003
--------------------------------------------------
S&P 500 Index          971,096    July 24, 2003
--------------------------------------------------
Mid Cap Market Index   310,440  December 29, 2004
--------------------------------------------------
Small Cap Index        302,342  December 29, 2004
--------------------------------------------------
International Index    427,385  December 29, 2004
--------------------------------------------------
Bond Index             366,316  December 29, 2004
--------------------------------------------------
Small Cap Value        172,311    June 29, 2005
--------------------------------------------------

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Gartmore Distribution Services, Inc. ("GDSI"), the Funds' Distributor, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. Prior to October 1, 2002, Nationwide Securities, Inc. ("NSI") served as the Funds' Distributor. These fees are based on average daily net assets of the respective class of the Funds at an annual rate not to exceed the following:

                                                           SERVICE    LOCAL
                             CLASS A   CLASS B   CLASS C    CLASS     FUND     IRA
FUND                          SHARES    SHARES    SHARES    SHARES   SHARES   CLASS
------------------------------------------------------------------------------------
Large Cap Growth                0.25%     1.00%     1.00%      n/a      n/a     n/a
------------------------------------------------------------------------------------
Small Cap                       0.25%     1.00%     1.00%      n/a      n/a     n/a
------------------------------------------------------------------------------------
Mid Cap Market Index            0.25%     1.00%      n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------
Small Cap Index                 0.25%     1.00%      n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------
International Index             0.25%     1.00%      n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------
Bond Index                      0.25%     1.00%      n/a       n/a      n/a     n/a
------------------------------------------------------------------------------------
S&P 500 Index                   0.25%     1.00%      n/a      0.15%    0.07%    n/a
------------------------------------------------------------------------------------
Morley Capital Accumulation      n/a       n/a       n/a      0.25%     n/a    0.25%
------------------------------------------------------------------------------------
Small Cap Value                  n/a       n/a       n/a       n/a      n/a     n/a

Pursuant to an Underwriting Agreement, GDSI (NSI prior to October 1, 2002) serves as principal underwriter of the Funds in the continuous distribution of their shares and receives commissions in the form of a front-end sales charge on the Class A and Class C shares. Such fees are deducted from and are not included in proceeds from sales of Class A and Class C shares. From such fees, GDSI pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A and Class C shares of the Funds. GDSI also receives fees for services as principal underwriter for Class B shares of the Funds. Such fees are contingent deferred sales charges ("CDSCs") ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. In addition, Class C shares also have a CDSC fee of 1% imposed on redemptions of Class C shares made within one year of purchase. For the year ended October 31, 2002, NSI and GDSI received commissions of $173,208 from front-end sales charges of Class A and Class C shares and from CDSC fees from Class B and Class C shares of the Funds, of which $150,141 was reallowed to affiliated broker-dealers of the Funds.


                                                          2002 ANNUAL REPORT 118

================================================================================

The Small Cap Fund will assess a 1.50% redemption fee on all classes of shares that are purchased and are sold or exchanged within 90 days of purchase. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

For the Morley Capital Accumulation Fund, a redemption fee of 2.00% may be incurred (on the amount redeemed) by a shareholder if the shareholder redeems shares when the yield of the Fund (computed before subtraction of expenses) has fallen, and remains, below the Dealer Commercial Paper (CP) 90-day Index. The redemption fee will be retained by the Fund to help minimize the impact such redemptions may have on Fund performance and to support administrative costs associated with redemptions from the Funds. Additionally, the fee may discourage market timing by those shareholders igniting redemptions to take advantage of short-term movements in interest rates. During the year ended October 31, 2002, the events that would trigger the imposition of a redemption fee did not occur and the Fund did not collect any redemption fees.

Under the terms of a Fund Administration Agreement, Gartmore SA Capital Trust ("GSA") provides for various administrative and accounting services. Gartmore Investors Services, Inc. ("GISI"), an indirect subsidiary of GSA, serves as Transfer Agent and Dividend Disbursing Agent for each of the Funds. Effective December 1, 2001, the fees for the services provided under both agreements are combined and calculated based on the Trust's average daily net assets according to the fee schedule below. The fees are then allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund and are paid to GSA. GSA pays GISI from these fees for its services.

COMBINED FEE SCHEDULE*
---------------------------------------------
Up to $1 billion                        0.25%
---------------------------------------------
1 billion and more up to $3 billion     0.18%
---------------------------------------------
3 billion and more up to $4 billion     0.14%
---------------------------------------------
4 billion and more up to $5 billion     0.07%
---------------------------------------------
5 billion and more up to $10 billion    0.04%
---------------------------------------------
10 billion and more up to $12 billion   0.02%
---------------------------------------------
12 billion or more                      0.01%
---------------------------------------------

* The assets of the Gartmore Investor Destinations Aggressive, Gartmore Investor Destinations Moderately Aggressive, Gartmore Investor Destinations Moderate, Gartmore Investor Destinations Moderately Conservative and Gartmore Investor Destinations Conservative Funds ("Investor Destinations Funds") are excluded from the Trust asset level amount in order to calculate this asset based fee. The Investor Destinations Funds do not directly pay any part of this fee.

Prior to December 1, 2001, the fees under the Fund Administration Agreement for each Fund were calculated based on the fee schedule below:

FUND                                      FUND ADMINISTRATION FEE SCHEDULE (a)
-------------------------------------------------------------------------------------
Large Cap Growth and Small Cap                  Up to $250 million              0.10%
                                          On the next $750 million              0.06%
                                            On $1 billion and more              0.04%
-------------------------------------------------------------------------------------
S&P 500 Index                                     Up to $1 billion              0.05%
                                            On $1 billion and more              0.04%
-------------------------------------------------------------------------------------
Mid Cap Market Index, Small Cap Index,          Up to $250 million              0.07%
-------------------------------------------------------------------------------------
International Index, Bond Index, Morley   On the next $750 million              0.05%
-------------------------------------------------------------------------------------
Capital Accumulation and Small Cap Value    On $1 billion and more              0.04%
-------------------------------------------------------------------------------------

(a) The Fund Administration fee was subject to a minimum of $75,000 per Fund per year for all Funds except the S&P 500 Index and Morley Capital Accumulation Funds.The Fund Administration fee for the Morley Capital Accumulation Fund was subject to a minimum of $50,000 per year and the S&P 500 Index Fund was not subject to a minimum.


                                                          ANNUAL REPORT 2002 119

October 31, 2002

================================================================================


Prior to December 1, 2001, GISI received fees at $20 per account for Class A, Class B and Class C shares and 0.01% of the average daily net assets of all other classes of each of the applicable Funds.

GSA and GISI have entered into agreements with BISYS Fund Services Ohio, Inc. to provide sub-administration and subtransfer agency services, respectively, to the Funds.

Under the terms of an Administrative Services Plan, the Funds may pay fees to servicing organizations, such as broker-dealers, including Nationwide Financial Services, and financial institutions, which agree to provide administrative support services to the shareholders of certain classes. These services include, but are not limited, to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging bank wires, performing shareholder subaccounting, answering inquiries regarding the Funds, and other such services. These fees are based on an annual rate of up to 0.25% of the average daily net assets of the Class A, Service Class and Institutional Service Class of shares of each of the applicable Funds (except for the Morley Capital Accumulation Fund). For the Morley Capital Accumulation Fund, these fees are based on an annual rate of up to 0.15% of the average daily net assets of the IRA Class and Service Class shares.

4.  BANK LOANS

The Trust currently has an unsecured bank line of credit of $50,000,000 with Fifth Third Bank. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statements of Operations. No compensating balances are required under the terms of the line of credit. The Funds had no outstanding borrowings as of October 31, 2002.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended October 31, 2002, are summarized as follows:

FUND                          PURCHASES       SALES
-------------------------------------------------------
Large Cap Growth             $ 45,792,320  $ 46,162,030
-------------------------------------------------------
Small Cap                      32,669,840    30,432,634
-------------------------------------------------------
S&P 500 Index                 275,867,516    13,608,651
-------------------------------------------------------
Mid Cap Market Index           80,624,756     9,369,022
-------------------------------------------------------
Small Cap Index                42,944,932     9,550,543
-------------------------------------------------------
International Index           111,988,498    24,513,278
-------------------------------------------------------
Bond Index                    297,798,689   143,892,848
-------------------------------------------------------
Morley Capital Accumulation   126,932,006    25,740,655
-------------------------------------------------------
Small Cap Value                35,944,498    33,072,576
-------------------------------------------------------


                                                          2002 ANNUAL REPORT 120

REPORT OF INDEPENDENT ACCOUNTANTS
October 31, 2002

================================================================================


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF GARTMORE MUTUAL FUNDS

     In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nationwide Large Cap Growth Fund, Nationwide Small Cap Fund, Nationwide S&P 500 Index Fund, Nationwide Mid Cap Market Index Fund, Nationwide Small Cap Index Fund, Nationwide International Index Fund, Nationwide Bond Index Fund, Gartmore Morley Capital Accumulation Fund and NorthPointe Small Cap Value Fund (nine series of Gartmore Mutual Funds, hereafter referred to as the "Funds") at October 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the period ended October 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial statements and financial highlights of the Funds for the periods ended on or before October 31, 2001 were audited by other independent accountants whose report dated December 14, 2001 expressed an unqualified opinion on those financial statements.


PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PENNSYLVANIA
DECEMBER 17, 2002


                                                          2002 ANNUAL REPORT 121

MANAGEMENT INFORMATION (Unaudited)

================================================================================


TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS
OCTOBER 31, 2002

                                                    TERM OF                                              NUMBER OF
                                                     OFFICE                                             PORTFOLIOS
                                   POSITION(S)    WITH TRUST -                                             IN FUND       OTHER
               NAME,                   HELD        LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX    DIRECTORSHIPS
              ADDRESS,                 WITH       TIME SERVED                 DURING PAST               OVERSEEN BY     HELD BY
              AND AGE                  FUND           (1)                       5 YEARS                   TRUSTEE     TRUSTEE (2)
---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Charles E. Allen                   Trustee       Since           Mr. Allen is Chairman,                          78      None
                                                 July 2000       Chief Executive Officer
8162 E. Jefferson Ave., #15B                                     and President of
                                                                 Graimark Realty Advisors,
Detroit, MI 48214                                                Inc. (real estate development,
                                                                 investment and asset
Age 54                                                           management).

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Paula H.J. Cholmondeley            Trustee       Since           Ms. Cholmondeley is Vice                        78      None
                                                 July 2000       President and  General
c/o Sappi Fine Paper                                             Manager of Special Products
                                                                 at Sappi     Fine Paper North
225 Franklin Street                                              America. Prior to 1998, she
                                                                 held various positions with
Boston, MA 02110                                                 Owens Corning,  including
                                                                 Vice President and General
                                                                 Manager  of the Residential
Age 55                                                           Insulation Division (1997 to
                                                                 1998), President of the
                                                                 MIRAFLEX Fibers  Division
                                                                 (1994 to 1997).

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
C. Brent DeVore                    Trustee       Since           Dr. DeVore is President                         78      None
                                                 May 1998        of Otterbein College.
111 N. West Street
Westerville, OH 43081

Age 61

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Robert M. Duncan                   Trustee       Since           Since 1999, Mr. Duncan                          78      None
                                                 April 1997      has worked as an
1397 Haddon Road                                                 arbitration and mediation
                                                                 consultant. From  996
Columbus, OH 43209                                               to 1999, he was
                                                                 Commissioner of the
Age 74                                                           Ohio Elections Commission.

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Barbara L. Hennigar                Trustee       Since           Retired; Ms. Hennigar                           78      None
                                                 July 2000       is the former Chairman
6363 So. Sicily Way                                              of  OppenheimerFunds
                                                                 Services and Shareholder
Aurora, CO 80016                                                 Services Inc. Ms. Hennigar
                                                                 held this position from
                                                                 October 1999 to June,
Age 66                                                           2000. Prior to that,  she
                                                                 served as President
                                                                 and Chief Executive
                                                                 Officer of Oppenheimer
                                                                 Funds Services.

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Thomas J. Kerr, IV                 Trustee       Since           Dr. Kerr is President                           78      None
                                                 June 1981       Emeritus of Kendall
4890 Smoketalk Lane                                              College.
Westerville, OH 43081

Age 68

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Douglas F. Kridler                 Trustee       Since           Mr. Kridler is the President                    78      None
                                                 September 1997  and Chief Executive  Officer
2355 Brixton Road                                                of the Columbus Foundation
Columbus, OH 43221                                               (a foundation  which manages
                                                                 over 1,000 individual
Age 47                                                           endowment  funds). Prior
                                                                 to January 31, 2002, Mr.
                                                                 Kridler was  the President
                                                                 of the Columbus
                                                                 Association for the
                                                                 Performing Arts and
                                                                 Chairman of the
                                                                 Greater  Columbus
                                                                 Convention and Visitors
                                                                 Bureau.


                                                          2002 ANNUAL REPORT 122

================================================================================


TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS (continued)
OCTOBER 31, 2002


                                                    TERM OF                                              NUMBER OF
                                                     OFFICE                                             PORTFOLIOS
                                   POSITION(S)    WITH TRUST -                                             IN FUND       OTHER
               NAME,                   HELD        LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX    DIRECTORSHIPS
              ADDRESS,                 WITH       TIME SERVED                 DURING PAST               OVERSEEN BY     HELD BY
              AND AGE                  FUND           (1)                       5 YEARS                   TRUSTEE     TRUSTEE (2)
---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
David C. Wetmore                   Trustee       Since           Mr. Wetmore is the                           78(3)      None
                                                 May 1998        Managing Director of
26 Turnbridge Drive                                              Updata Capital, Inc.,
Long Cove Plantation                                             a venture capital firm.
Hilton Head, SC 29928

Age 54
---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------



TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS
OCTOBER 31, 2002

                                                    TERM OF                                              NUMBER OF
                                                     OFFICE                                             PORTFOLIOS
                                   POSITION(S)    WITH TRUST -                                             IN FUND       OTHER
               NAME,                   HELD        LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX    DIRECTORSHIPS
              ADDRESS,                 WITH       TIME SERVED                 DURING PAST               OVERSEEN BY     HELD BY
              AND AGE                  FUND           (1)                       5 YEARS                   TRUSTEE     TRUSTEE (2)
---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Joseph J. Gasper                   Trustee       Since           Mr. Gasper is a Director,                       78      None
                                                 September 1997  President and Chief Operating
Nationwide Insurance                                             Officer of Nationwide Financial
One Nationwide Plaza                                             Services, Inc.* (since December
1-37-06 Columbus, OH 43215                                       1996) and of Nationwide
                                                                 Life and Annuity Insurance
Age 59                                                           Company* and Nationwide
                                                                 Life Insurance Company*
                                                                 (since April 1996). Mr. Gasper
                                                                 is also Vice Chairman of the
                                                                 Board of Directors
                                                                 of the managing unitholder
                                                                 of GGAMT* and GMF.*

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Paul J. Hondros                    Trustee and   Since           Mr. Hondros is President                     78(3)      None
                                   Chairman      July 2000       and Chief Executive
Gartmore Global Investments, Inc.                                Officer of Gartmore
1200 River Road,                                                 Distribution Services, Inc.
Conshohocken, PA 19428                                           ("GDSI")*, Gartmore
                                                                 Investors Services, Inc.*,
Age 53                                                           Gartmore Morley Capital
                                                                 Management, Inc.*, Gartmore
                                                                 Morley Financial Services,
                                                                 Inc.,* NorthPointe Capital, LLC*,
                                                                 GGAMT*, GGI*, GMF*, and GSA*
                                                                 and a Director of Nationwide
                                                                 Securities, Inc.* as well as
                                                                 several entities within Nationwide
                                                                 Financial Services, Inc.*
                                                                 Prior to that, Mr. Hondros
                                                                 served as President and Chief
                                                                 Operations Officer of Pilgrim Baxter
                                                                 and Associates, Ltd., an investment
                                                                 management firm, and its affiliated
                                                                 investment management arm,
                                                                 Pilgrim Baxter Value Investors, Inc.
                                                                 and as Executive Vice President
                                                                 to the PBHG Funds, PBHG Insurance
                                                                 Series Funds and PBHG
                                                                 Adviser Funds.
---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------


                                                          2002 ANNUAL REPORT 123

MANAGEMENT INFORMATION (Unaudited) (Continued)

================================================================================


TRUSTEES AND OFFICERS WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE FUNDS (continued)
OCTOBER 31, 2002

                                                    TERM OF                                              NUMBER OF
                                                     OFFICE                                             PORTFOLIOS
                                   POSITION(S)    WITH TRUST -                                             IN FUND       OTHER
               NAME,                   HELD        LENGTH OF            PRINCIPAL OCCUPATION(S)           COMPLEX    DIRECTORSHIPS
              ADDRESS,                 WITH       TIME SERVED                 DURING PAST               OVERSEEN BY     HELD BY
              AND AGE                  FUND           (1)                       5 YEARS                   TRUSTEE     TRUSTEE (2)
---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Arden L. Shisler                   Trustee       Since           Mr. Shisler is President                        78      None
                                                 February 2000   and Chief Executive Officer
1356 North Wenger Rd.                                            of K&B Transport, Inc.,
Dalton, OH 44618                                                 a trucking firm, Chairman
                                                                 of the Board for Nationwide
Age 60                                                           Mutual Insurance Company*
                                                                 and a Director of
                                                                 Nationwide Financial
                                                                 Services, Inc.*

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Gerald J. Holland                  Treasurer     Since           Mr. Holland is Senior                           78      None
                                                 March 2001      Vice President - Chief
Gartmore Global Investments, Inc.                                Administrative Officer for
1200 River Road,                                                 GGI*, GMF*, GSA* and
Conshohocken, PA 19428                                           GDSI.* From July 2000
                                                                 to March 2002 he was Senior
Age 51                                                           Vice President - Operations
                                                                 for GGI, GMF and GSA.
                                                                 Prior to July 2000, he was
                                                                 Vice President for First Data
                                                                 Investor Services, an investment
                                                                 company service provider.

---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------
Kevin S. Crossett                  Secretary     Since           Mr. Crossett is Vice President,                 78      None
                                                 December 2000   Associate General Counsel
Gartmore Global Investments, Inc.                                for GGI,* GMF,* GSA,* GDSI,*
1200 River Road                                                  Nationwide Financial Services,
Conshohocken, PA 19428                                           Inc.* and other Nationwide
                                                                 Insurance entities.* From June
Age 41                                                           2000 to December 2000, he
                                                                 was Assistant Secretary to the
                                                                 Funds.* Prior to 1999, he was
                                                                 Vice President, Senior Counsel
                                                                 and Director of Compliance
                                                                 for Merrill Lynch, Pierce,
                                                                 Fenner & Smith, Inc.
---------------------------------  ------------  --------------  -------------------------------------  -----------  -------------

1 The term of office length is until a director resigns or reaches a mandatory retirement age of 70. The Trust adopted a five-year implementation period for any Trustee 65 or older as of the adoption of this policy.

2 Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of
     Section 15(d) of the Exchange Act.

3 Mr. Wetmore serves as an independent member, and Mr. Hondros serves as a member, of the Administrative Committee for The AlphaGen Caelum Fund LLC, The AlphaGen Caelum Fund LDC, The Healthcare Fund LLC and The Healthcare Fund LDC, four hedge funds managed by Gartmore SA Capital Trust ("GSA").

* This position is held with an affiliated person or principal underwriter of the Funds.


                                                          2002 ANNUAL REPORT 124

================================================================================




                                                          2002 ANNUAL REPORT 125

OFFICERS                                                  INVESTMENT ADVISERS
--------------------------------------------------------  ----------------------------------------
Paul J. Hondros, Chairman, Chief Executive Officer        GARTMORE MUTUAL FUND CAPITAL TRUST
Kevin S. Crossett, Secretary                              1200 River Road
Eric E. Miller, Assistant Secretary                       Conshohocken, Pennsylvania 19428
James A. Bernstein, Assistant Secretary
Elizabeth A. Davin, Assistant Secretary                   GARTMORE MORLEY CAPITAL MANAGEMENT, INC.
Michael A. Krulikowski, Assistant Secretary               5665 S.W. Meadows Road
Angela R. Jett, Assistant Secretary                       Lake Oswego, OR 97035
Alaina V. Metz, Assistant Secretary
Zita A. Resurreccion, Assistant Secretary                 TRANSFER AGENT
Scott Zoltowski, Assistant Secretary
Gerald J. Holland, Treasurer and Chief Financial Officer  GARTMORE INVESTORS SERVICES, INC.
William J. Baltrus, Assistant Treasurer                   P.O. Box 1492
Joseph A. Finelli, Assistant Treasurer                    Columbus, Ohio 43216-1492
Bryan C. Haft, Assistant Treasurer
Michael D. Leonard, Assistant Treasurer                   CUSTODIAN
Edwin P. McCausland, Assistant Treasurer
Brian J. O'Neill, Assistant Treasurer                     THE FIFTH THIRD BANK
Mark R. Thresher, Assistant Treasurer                     38 Fountain Square Plaza
Mary L. Vitale, Assistant Treasurer                       Cincinnati, Ohio 45263-0001

                                                          LEGAL COUNSEL

                                                          STRADLEY RONON STEVENS & YOUNG, LLP
                                                          2600 One Commerce Square
                                                          Philadelphia, Pennsylvania 19103-7098

                                                          INDEPENDENT AUDITOR

                                                          PRICEWATERHOUSECOOPERS LLP
                                                          100 E. Broad Street
                                                          Columbus, OH 43215

                                                          DISTRIBUTOR

                                                          GARTMORE DISTRIBUTION SERVICES, INC.
                                                          1200 River Road
                                                          Conshohocken, PA 19428


This report is for the information of shareholders of Gartmore Funds. For more complete information, including all sales charges and expenses, please ask your representative for a prospectus. Please read it carefully before you invest or send money.

Securities offered through Gartmore Distribution Services, Inc., Member NASD.

Gartmore Global Investments is the investment adviser to Gartmore Funds. "Look Beyond." is a service mark of Gartmore Global Investments, Inc. Nationwide(R) is a registered Federal Service Mark of the Nationwide Mutual Insurance Company.


GARTMORE FUNDS

1200 River Road
Conshohocken, PA 19428
888-223-2116

www.gartmorefunds.com

Gartmore Funds Shareholder Services:
800-848-0920

GG-0149 12/02